UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

William J. Fenrich, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza

4th Floor

                            Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 to March 31, 2018

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 - 12-14]. The schedules need not be audited.

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 149.5%

COMMON STOCKS - 75.4%
Australia - 1.0%
Australia & New Zealand Banking Group Ltd. (2)	441	9,179
Bendigo & Adelaide Bank Ltd. (2)	1,089	8,292
BHP Billiton plc (2)	953	18,834
Brambles Ltd. (2)	1,160	8,953
Caltex Australia Ltd. (2)	1,301	31,603
Crown Resorts Ltd. (2)	8,105	79,600
CSL Ltd. (2)	543	65,420
Fortescue Metals Group Ltd. (2)	30,076	101,315
Harvey Norman Holdings Ltd. (2)	23,369	66,815
Newcrest Mining Ltd. (2)	8,933	134,732
Oil Search Ltd. (2)	7,980	44,327
South32 Ltd. (2)	32,569	81,852
Star Entertainment Grp Ltd. (The) (2)	5,947	24,345
Sydney Airport (2)	2,027	10,510
Telstra Corp. Ltd. (2)	3,434	8,313
Wesfarmers Ltd. (2)	1,111	35,602
Woodside Petroleum Ltd. (2)	18,550	420,663
Woolworths Group Ltd. (2)	2,047	41,548

		1,191,903

Belgium - 0.6%
Ageas (2)(a)	2,490	128,495
Bekaert SA (2)	828	35,279
bpost SA (2)(a)	2,178	49,207
KBC Group NV (2)(a)	3,279	285,532
Solvay SA (2)(a)	788	109,516
UCB SA (2)(a)	662	53,912
Umicore SA (2)(a)	696	36,871

		698,812

Canada - 2.1%
Air Canada *(a)	14,312	297,381
ARC Resources Ltd. (a)	12,778	139,250
Atco Ltd., Class I (a)	404	12,976
Bank of Montreal (a)	1,080	81,582
BRP, Inc. (a)	240	9,217
Canadian Imperial Bank of Commerce (a)	2,999	264,716
Canadian Natural Resources Ltd. (a)	6,623	208,198
Canadian Tire Corp. Ltd., Class A (a)	303	39,840
Cenovus Energy, Inc. (a)	2,125	18,094
CGI Group, Inc., Class A *(a)	1,041	60,035
CI Financial Corp. (a)	1,287	27,571
Dollarama, Inc. (a)	1,071	130,164
Empire Co. Ltd., Class A (a)	509	10,217
Encana Corp. (a)	4,775	52,518
IGM Financial, Inc. (a)	476	13,918
Intact Financial Corp. (a)	1,218	91,524
Kinross Gold Corp. *	10,091	39,867
Linamar Corp. (a)	1,073	58,616
Lundin Mining Corp. (a)	2,972	19,493
Manulife Financial Corp. (a)	453	8,411
Methanex Corp. (a)	282	17,084
National Bank of Canada (a)	2,926	137,721
Peyto Exploration & Development Corp. (a)	7,031	58,940
Power Financial Corp. (a)	1,977	49,504
Quebecor, Inc., Class B (a)	3,236	61,864
Royal Bank of Canada (a)	446	34,452

INVESTMENTS	SHARES	VALUE ($)
Canada - 2.1% (continued)
Seven Generations Energy Ltd., Class A *(a)	6,098	75,731
Toronto-Dominion Bank (The) (a)	4,702	266,823
Tourmaline Oil Corp. (a)	7,858	133,269
West Fraser Timber Co. Ltd. (a)	1,546	102,731
WestJet Airlines Ltd. (a)	2,569	47,258
Whitecap Resources, Inc. (a)	12,889	78,834

		2,647,799

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd. (2)	84,300	78,516

Denmark - 0.4%
Carlsberg A/S, Class B (2)(a)	848	101,247
Danske Bank A/S (2)(a)	3,862	144,703
Dfds A/S (2)	213	11,995
GN Store Nord A/S (2)(a)	2,553	90,549
Jyske Bank A/S (Registered) (2)(a)	538	31,986
Novo Nordisk A/S, Class B (2)(a)	171	8,411
Novozymes A/S, Class B (2)(a)	421	21,917
Rockwool International A/S, Class B (2)	120	35,747
Tryg A/S (2)	615	14,329
William Demant Holding A/S (2)*(a)	1,021	38,032

		498,916

Finland - 0.4%
Neste OYJ (2)(a)	3,228	224,685
Outokumpu OYJ (2)(a)	14,258	97,236
Sampo OYJ, Class A (2)(a)	652	36,325
UPM-Kymmene OYJ (2)*(a)	5,213	193,266

		551,512

France - 1.3%
AXA SA (2)(a)	422	11,218
BNP Paribas SA (2)(a)	325	24,102
Capgemini SE (2)(a)	269	33,564
Cie Generale des Etablissements Michelin SCA (2)(a)	121	17,913
Dassault Systemes SE (2)(a)	68	9,248
Engie SA (2)(a)	23,047	384,850
Faurecia SA (2)(a)	147	11,895
Peugeot SA (2)(a)	8,993	216,546
Renault SA (2)(a)	2,911	353,244
Thales SA (2)(a)	590	71,876
TOTAL SA (2)(a)	7,845	449,672
Veolia Environnement SA (2)(a)	834	19,814

		1,603,942

Germany - 2.5%
Allianz SE (Registered) (2)(a)	802	181,298
Aurubis AG (2)(a)	767	64,461
BASF SE (2)(a)	294	29,817
Bayer AG (Registered) (2)(a)	73	8,230
Bayerische Motoren Werke AG (2)(a)	7,393	804,135
Covestro AG (2)(a)(b)	3,261	321,101
Daimler AG (Registered) (2)*(a)	3,511	299,137
Deutsche Post AG (Registered) (2)(a)	4,807	210,543
Evonik Industries AG (2)(a)	2,709	95,528
Fraport AG Frankfurt Airport Services Worldwide (2)(a)	1,068	105,403
Hannover Rueck SE (2)(a)	546	74,492
HeidelbergCement AG (2)(a)	474	46,567

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 2.5% (continued)
Hella GmbH & Co. KGaA (2)(a)	154	10,138
HUGO BOSS AG (2)(a)	346	30,142
Infineon Technologies AG (2)(a)	1,841	49,510
Innogy SE (2)(a)(b)	580	27,492
MAN SE (2)(a)	278	32,417
METRO AG (2)(a)	2,613	46,225
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (2)(a)	151	35,114
Rheinmetall AG (2)(a)	529	75,089
Salzgitter AG (2)(a)	1,520	77,757
SAP SE (2)(a)	694	72,857
Software AG (2)(a)	1,154	60,495
STADA Arzneimittel AG (2)(a)	119	12,250
Talanx AG (2)(a)	1,159	50,394
TUI AG (2)	523	11,215
United Internet AG (Registered) (2)(a)	720	45,368
Volkswagen AG (Preference) (2)(a)	1,193	237,782

		3,114,957

Italy - 1.4%
Assicurazioni Generali SpA (2)(a)	15,397	295,964
Atlantia SpA (2)(a)	2,485	77,001
Banco BPM SpA (2)*	6,776	23,515
DiaSorin SpA (2)	156	14,052
Enel SpA (2)(a)	17,093	104,596
Eni SpA (2)(a)	20,583	362,574
Hera SpA (2)	18,277	66,970
Intesa Sanpaolo SpA (2)	38,578	140,463
Italgas SpA (2)	7,913	47,283
Mediobanca Banca di Credito Finanziario SpA (2)(a)	5,617	66,036
Moncler SpA (2)(a)	363	13,815
Poste Italiane SpA (2)(b)	22,199	202,774
Saipem SpA (2)*	21,661	84,975
Terna Rete Elettrica Nazionale SpA (2)(a)	32,688	191,025
Unione di Banche Italiane SpA (2)	2,820	12,885
UnipolSai Assicurazioni SpA (2)	22,811	54,239

		1,758,167

Japan - 11.4%
Aisin Seiki Co. Ltd. (a)	500	27,160
Alfresa Holdings Corp. (a)	2,300	51,186
ANA Holdings, Inc. (a)	1,400	54,182
Aozora Bank Ltd. (a)	1,400	55,721
Asahi Glass Co. Ltd. (a)	5,900	244,251
Astellas Pharma, Inc. (a)	19,500	295,785
Benesse Holdings, Inc. (a)	300	10,869
Central Japan Railway Co. (a)	1,800	340,529
Chubu Electric Power Co., Inc. (a)	5,000	70,626
Credit Saison Co. Ltd. (a)	1,500	24,628
Daiwa Securities Group, Inc. (a)	4,000	25,514
DeNA Co. Ltd. (a)	1,900	34,284
East Japan Railway Co. (a)	4,100	380,003
Electric Power Development Co. Ltd. (a)	4,500	113,425
GungHo Online Entertainment, Inc.	21,900	74,506
Gunma Bank Ltd. (The) (a)	4,600	26,112
Hachijuni Bank Ltd. (The) (a)	3,500	18,749
Haseko Corp. (a)	16,500	251,055
Hino Motors Ltd. (a)	7,700	99,068

INVESTMENTS	SHARES	VALUE ($)
Japan - 11.4% (continued)
Hiroshima Bank Ltd. (The) (a)	1,300	9,786
Hitachi Ltd. (a)	13,000	94,172
Hitachi Metals Ltd. (a)	2,400	28,375
Honda Motor Co. Ltd. (a)	3,700	127,268
Idemitsu Kosan Co. Ltd. (a)	9,400	357,342
Iida Group Holdings Co. Ltd. (a)	2,200	41,103
Inpex Corp. (a)	61,300	758,148
Isuzu Motors Ltd. (a)	12,300	188,653
ITOCHU Corp. (a)	21,200	411,727
Itochu Techno-Solutions Corp. (a)	800	16,744
Japan Airlines Co. Ltd. (a)	13,500	543,273
Japan Post Bank Co. Ltd. (a)	1,900	25,499
Japan Tobacco, Inc. (a)	8,900	256,448
JFE Holdings, Inc. (a)	7,800	157,129
JTEKT Corp. (a)	3,800	56,283
JXTG Holdings, Inc. (a)	157,200	950,985
Kajima Corp. (a)	26,000	241,173
Kaken Pharmaceutical Co. Ltd. (a)	800	47,216
Kamigumi Co. Ltd. (a)	3,200	71,455
Kansai Electric Power Co., Inc. (The) (a)	13,300	170,867
Kao Corp. (a)	300	22,502
KDDI Corp. (a)	11,600	296,146
Kirin Holdings Co. Ltd. (a)	3,300	87,846
Kuraray Co. Ltd. (a)	700	11,894
Kyushu Electric Power Co., Inc. (a)	4,300	51,242
Kyushu Railway Co. (a)	7,400	230,196
Marubeni Corp. (a)	66,100	478,271
Matsumotokiyoshi Holdings Co. Ltd. (a)	400	16,917
Mazda Motor Corp. (a)	16,700	220,747
McDonald’s Holdings Co. Japan Ltd.	400	18,721
Mebuki Financial Group, Inc.	3,400	13,069
Medipal Holdings Corp. (a)	600	12,293
Mitsubishi Corp. (a)	17,500	470,702
Mitsubishi Electric Corp. (a)	2,400	38,378
Mitsubishi Gas Chemical Co., Inc. (a)	500	11,978
Mitsubishi UFJ Financial Group, Inc. (a)	8,400	55,024
Mitsui & Co. Ltd. (a)	22,700	388,805
Mitsui Chemicals, Inc. (a)	300	9,459
Mitsui OSK Lines Ltd. (a)	500	14,379
Mizuho Financial Group, Inc.	191,400	344,288
Nexon Co. Ltd. *(a)	7,600	125,708
NHK Spring Co. Ltd. (a)	8,100	85,640
Nippon Express Co. Ltd. (a)	500	33,457
Nippon Steel & Sumitomo Metal Corp. (a)	1,200	26,350
Nippon Telegraph & Telephone Corp. (a)	9,600	442,084
Nissan Motor Co. Ltd. (a)	36,700	380,779
NOK Corp. (a)	2,600	50,483
Nomura Holdings, Inc. (a)	6,300	36,431
NSK Ltd. (a)	600	8,041
Obayashi Corp. (a)	29,900	327,086
Oji Holdings Corp. (a)	3,000	19,285
Omron Corp. (a)	600	35,299
Oriental Land Co. Ltd. (a)	600	61,266
Osaka Gas Co. Ltd. (a)	6,700	132,199
Otsuka Corp. (a)	400	20,149
Pola Orbis Holdings, Inc. (a)	800	32,780
Rakuten, Inc. (a)	5,300	44,784
Resona Holdings, Inc. (a)	12,500	66,021
Ryohin Keikaku Co. Ltd. (a)	100	33,551
Sega Sammy Holdings, Inc. (a)	700	11,085

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 11.4% (continued)
Sekisui House Ltd. (a)	7,700	140,533
Shikoku Electric Power Co., Inc. (a)	6,900	81,836
Shimamura Co. Ltd. (a)	900	112,579
Shin-Etsu Chemical Co. Ltd. (a)	100	10,343
Shionogi & Co. Ltd. (a)	200	10,321
SMC Corp. (a)	200	80,955
Sojitz Corp.	18,300	58,647
Square Enix Holdings Co. Ltd. (a)	3,300	151,036
Subaru Corp. (a)	2,400	78,650
Sumitomo Corp. (a)	13,000	218,815
Sumitomo Dainippon Pharma Co. Ltd. (a)	2,000	33,570
Sumitomo Heavy Industries Ltd. (a)	1,100	41,713
Sumitomo Mitsui Financial Group, Inc. (a)	2,700	113,121
Suruga Bank Ltd. (a)	2,600	35,895
Suzuken Co. Ltd. (a)	300	12,391
Suzuki Motor Corp. (a)	3,800	204,633
Taiheiyo Cement Corp. (a)	400	14,529
Taisei Corp. (a)	5,200	263,897
Teijin Ltd. (a)	700	13,164
Tohoku Electric Power Co., Inc. (a)	5,000	66,773
Tokyo Broadcasting System Holdings, Inc. (a)	600	12,727
Tokyo Electric Power Co. Holdings, Inc. *	71,700	276,275
Tokyo Gas Co. Ltd. (a)	4,100	108,718
Tosoh Corp. (a)	2,900	56,907
Toyota Boshoku Corp. (a)	1,900	38,998
Toyota Motor Corp. (a)	500	32,071
Toyota Tsusho Corp. (a)	1,900	64,372
West Japan Railway Co. (a)	3,300	230,462
Yamada Denki Co. Ltd. (a)	5,000	29,980
Yamaguchi Financial Group, Inc. (a)	5,000	60,523
Yamaha Motor Co. Ltd. (a)	1,900	56,783

		14,227,851

Luxembourg - 0.0% (c)
Aperam SA (2)(a)	384	18,388

Malta - 0.1%
Kindred Group plc, SDR (2)	5,516	75,677

Netherlands - 1.0%
ABN AMRO Group NV, CVA (2)(a)(b)	2,824	85,153
Aegon NV (2)(a)	69,358	467,945
Akzo Nobel NV (2)(a)	228	21,542
ASM International NV (2)(a)	776	56,744
ASML Holding NV (2)(a)	144	28,554
ASR Nederland NV (2)(a)	4,181	178,772
Koninklijke Philips NV (2)(a)	3,068	117,480
NN Group NV (2)(a)	2,719	120,805
Philips Lighting NV (2)(a)(b)	5,471	205,694
Randstad Holding NV (2)(a)	139	9,155

		1,291,844

Norway - 0.2%
DNB ASA (2)(a)	552	10,873
Leroy Seafood Group ASA (2)(a)	7,703	47,830
Marine Harvest ASA (2)(a)	9,675	195,566
Salmar ASA (2)(a)	251	10,335

		264,604

INVESTMENTS	SHARES	VALUE ($)
Singapore - 0.1%
ComfortDelGro Corp. Ltd. (2)	22,100	34,693
DBS Group Holdings Ltd. (2)	1,800	38,020
Golden Agri-Resources Ltd. (2)	31,700	8,498
Oversea-Chinese Banking Corp. Ltd. (2)	6,900	67,972
SATS Ltd. (2)	4,600	18,077

		167,260

Spain - 1.2%
ACS Actividades de Construccion y Servicios SA (2)(a)	1,086	42,371
Amadeus IT Group SA (2)(a)	3,605	266,781
Banco Bilbao Vizcaya Argentaria SA (2)(a)	3,493	27,663
Bankinter SA (2)(a)	8,311	85,565
Endesa SA (2)(a)	8,181	180,229
Iberdrola SA (2)(a)	24,966	183,585
Mapfre SA (2)	3,718	12,370
Repsol SA (2)(a)	35,521	631,408
Tecnicas Reunidas SA (2)(a)	314	9,284

		1,439,256

Sweden - 0.6%
Ahlsell AB (2)(b)	1,866	11,769
Boliden AB (2)(a)	8,072	284,040
Electrolux AB, Series B (2)(a)	4,740	149,687
Essity AB, Class B (2)*(a)	4,848	134,354
Securitas AB, Class B (2)(a)	558	9,501
SKF AB, Class B (2)(a)	417	8,543
SSAB AB, Class A (2)*(a)	9,775	55,332
Svenska Cellulosa AB SCA, Class B (2)(a)	10,778	115,180
Volvo AB, Class B (2)(a)	793	14,515

		782,921

Switzerland - 1.1%
Adecco Group AG (Registered) (2)(a)	2,154	153,430
Baloise Holding AG (Registered) (2)	847	129,577
Bucher Industries AG (Registered) (2)	78	32,593
dormakaba Holding AG (2)*	60	46,986
Georg Fischer AG (Registered) (2)	91	121,837
Helvetia Holding AG (Registered) (2)	138	82,267
Nestle SA (Registered) (2)(a)	463	36,596
Novartis AG (Registered) (2)(a)	741	59,933
Partners Group Holding AG (2)	207	154,034
Roche Holding AG (2)(a)	240	55,055
Sika AG (2)(a)	3	23,532
Sonova Holding AG (Registered) (2)	712	113,196
Swiss Life Holding AG (Registered) (2)*(a)	144	51,317
Swiss Re AG (2)(a)	1,458	148,813
Temenos Group AG (Registered) (2)*	1,008	120,869
Zurich Insurance Group AG (2)*(a)	248	81,806

		1,411,841

United Kingdom - 1.1%
Barclays plc (2)	11,359	33,192
Barratt Developments plc (2)	2,996	22,294
BBA Aviation plc (2)	6,382	28,736
Bellway plc (2)	1,077	46,090
Berkeley Group Holdings plc (2)	2,944	156,502
BT Group plc (2)	2,785	8,889
Dixons Carphone plc (2)	11,797	30,848
Fiat Chrysler Automobiles NV (2)*(a)	4,848	98,881

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 1.1% (continued)
Greene King plc (2)	3,419	22,614
Hays plc (2)	4,497	11,896
Howden Joinery Group plc (2)	4,044	26,176
Indivior plc (2)*	4,361	24,929
Janus Henderson Group plc	1,078	35,671
Kingfisher plc (2)	2,356	9,665
Moneysupermarket.com Group plc (2)	2,475	9,962
Persimmon plc (2)	2,375	84,294
Petrofac Ltd. (2)	14,284	101,891
Royal Mail plc (2)	37,915	287,768
Saga plc (2)	24,762	39,265
Subsea 7 SA (2)(a)	11,427	147,084
Taylor Wimpey plc (2)	37,939	98,289
Travis Perkins plc (2)	1,329	23,042
Unilever NV, CVA (2)(a)	336	18,966
WH Smith plc (2)	662	18,151
Whitbread plc (2)	234	12,146
William Hill plc (2)	4,351	20,174

		1,417,415

United States - 48.8%
AbbVie, Inc. (a)	4,589	434,349
ABIOMED, Inc. *(a)	363	105,629
Accenture plc, Class A (a)	465	71,378
Activision Blizzard, Inc. (a)	1,542	104,023
Adobe Systems, Inc. *(a)	479	103,502
Adtalem Global Education, Inc. *(a)	1,609	76,508
AECOM *(a)	458	16,319
Aflac, Inc. (a)	17,682	773,763
AGCO Corp. (a)	271	17,574
Agilent Technologies, Inc. (a)	2,768	185,179
Air Lease Corp. (a)	1,407	59,966
Akamai Technologies, Inc. *(a)	3,909	277,461
Alaska Air Group, Inc. (a)	1,440	89,222
Alcoa Corp. *(a)	2,802	125,978
Alexion Pharmaceuticals, Inc. *(a)	972	108,339
Allison Transmission Holdings, Inc. (a)	427	16,679
Allstate Corp. (The) (a)	8,125	770,249
Ally Financial, Inc. (a)	707	19,195
Alphabet, Inc., Class A *(a)	582	603,615
Amazon.com, Inc. *(a)	234	338,678
AMC Networks, Inc., Class A *(a)	665	34,381
Amdocs Ltd. (a)	5,580	372,298
AMERCO (a)	794	274,009
Ameren Corp. (a)	242	13,704
American Financial Group, Inc. (a)	2,029	227,694
Ameriprise Financial, Inc. (a)	2,352	347,955
Amgen, Inc. (a)	3,633	619,354
ANSYS, Inc. *(a)	858	134,440
Antero Resources Corp. *(a)	3,427	68,026
Anthem, Inc. (a)	2,225	488,833
Apple, Inc. (a)	2,137	358,546
Applied Materials, Inc. (a)	2,891	160,769
Aramark (a)	1,415	55,977
Archer-Daniels-Midland Co. (a)	1,242	53,866
Arrow Electronics, Inc. *(a)	5,072	390,645
Assurant, Inc. (a)	283	25,869
Assured Guaranty Ltd. (a)	6,677	241,707
AT&T, Inc. (a)	2,821	100,569
Athene Holding Ltd., Class A *(a)	2,511	120,051

INVESTMENTS	SHARES	VALUE ($)
United States - 48.8% (continued)
Avnet, Inc. (a)	2,820	117,763
Bank of New York Mellon Corp. (The) (a)	9,093	468,562
Baxter International, Inc. (a)	3,829	249,038
Becton Dickinson and Co. (a)	355	76,929
Bed Bath & Beyond, Inc. (a)	422	8,858
Best Buy Co., Inc. (a)	4,385	306,906
Big Lots, Inc. (a)	11,227	488,711
Biogen, Inc. *(a)	2,957	809,685
Bio-Rad Laboratories, Inc., Class A *(a)	47	11,754
Bio-Techne Corp. (a)	341	51,505
BlackRock, Inc. (a)	220	119,178
Boeing Co. (The) (a)	443	145,251
Booking Holdings, Inc. *(a)	294	611,635
Booz Allen Hamilton Holding Corp. (a)	226	8,751
Boston Beer Co., Inc. (The), Class A *(a)	1,031	194,911
Brinker International, Inc. (a)	1,356	48,952
Broadcom Ltd. (a)	443	104,393
Broadridge Financial Solutions, Inc. (a)	419	45,960
Brunswick Corp. (a)	173	10,274
Burlington Stores, Inc. *(a)	735	97,865
CA, Inc. (a)	7,350	249,165
Cadence Design Systems, Inc. *(a)	586	21,547
Capital One Financial Corp. (a)	936	89,688
Cardinal Health, Inc. (a)	672	42,121
Carnival Corp. (a)	7,326	480,439
Carter’s, Inc. (a)	2,805	292,001
CDK Global, Inc. (a)	1,226	77,655
CDW Corp. (a)	1,485	104,410
Celanese Corp., Series A (a)	382	38,280
Celgene Corp. *(a)	5,131	457,737
Centene Corp. *(a)	1,662	177,618
Cerner Corp. *(a)	5,476	317,608
Charles River Laboratories International, Inc.*(a)	3,050	325,557
Cheesecake Factory, Inc. (The) (a)	1,615	77,875
Chesapeake Energy Corp. *	55,133	166,502
Chubb Ltd. (a)	254	34,740
Churchill Downs, Inc. (a)	137	33,435
Cigna Corp. (a)	3,667	615,103
Cinemark Holdings, Inc. (a)	304	11,452
Cirrus Logic, Inc. *(a)	6,292	255,644
Cisco Systems, Inc. (a)	3,895	167,057
Citrix Systems, Inc. *(a)	1,328	123,238
Clorox Co. (The) (a)	66	8,785
CME Group, Inc. (a)	1,095	177,105
CNA Financial Corp. (a)	868	42,836
CNO Financial Group, Inc. (a)	4,508	97,688
CNX Resources Corp. *(a)	2,046	31,570
Cognizant Technology Solutions Corp., Class A (a)	1,869	150,455
Comcast Corp., Class A (a)	345	11,789
Commerce Bancshares, Inc. (a)	358	21,448
Conagra Brands, Inc. (a)	717	26,443
CONSOL Energy, Inc. *(a)	1,174	34,011
Consolidated Edison, Inc. (a)	6,343	494,373
Constellation Brands, Inc., Class A (a)	1,575	358,974
Convergys Corp. (a)	3,001	67,883
Cooper Cos., Inc. (The) (a)	619	141,633
Cooper Tire & Rubber Co. (a)	2,296	67,273
Copart, Inc. *(a)	240	12,223

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 48.8% (continued)
Corning, Inc. (a)	3,295	91,865
Costco Wholesale Corp. (a)	185	34,860
Cracker Barrel Old Country Store, Inc. (a)	436	69,411
Credit Acceptance Corp.*(a)	183	60,465
Cummins, Inc. (a)	578	93,688
Curtiss-Wright Corp. (a)	227	30,661
CVS Health Corp. (a)	2,540	158,013
Dana, Inc. (a)	669	17,233
Danaher Corp. (a)	2,549	249,573
Darden Restaurants, Inc. (a)	3,753	319,943
Deckers Outdoor Corp.*(a)	2,501	225,165
Deere & Co. (a)	467	72,534
Delta Air Lines, Inc. (a)	2,695	147,713
Deluxe Corp. (a)	1,082	80,079
Devon Energy Corp. (a)	1,667	52,994
Diamond Offshore Drilling, Inc.*(a)	14,209	208,304
Dillard’s, Inc., Class A (a)	1,271	102,112
Discover Financial Services (a)	635	45,676
Dolby Laboratories, Inc., Class A (a)	488	31,017
DR Horton, Inc. (a)	673	29,504
DXC Technology Co. (a)	1,247	125,361
Eastman Chemical Co. (a)	830	87,631
Eaton Corp. plc (a)	5,182	414,094
Eaton Vance Corp. (a)	182	10,132
eBay, Inc. *(a)	16,914	680,619
Electronic Arts, Inc. *(a)	1,365	165,493
Eli Lilly & Co. (a)	2,734	211,530
EMCOR Group, Inc. (a)	203	15,820
Estee Lauder Cos., Inc. (The), Class A (a)	4,852	726,440
Esterline Technologies Corp. *(a)	1,225	89,609
Everest Re Group Ltd. (a)	63	16,180
Exelixis, Inc. *(a)	2,011	44,544
Exelon Corp. (a)	14,126	551,055
Expedia Group, Inc. (a)	1,387	153,139
F5 Networks, Inc. *(a)	222	32,103
Facebook, Inc., Class A *(a)	4,131	660,092
Fair Isaac Corp. *(a)	860	145,658
Federated Investors, Inc., Class B (a)	4,089	136,573
FedEx Corp. (a)	1,390	333,753
Fifth Third Bancorp (a)	287	9,112
First American Financial Corp. (a)	2,258	132,499
First Solar, Inc. *(a)	1,743	123,718
Fiserv, Inc. *(a)	480	34,229
Flex Ltd. *(a)	11,305	184,611
FLIR Systems, Inc. (a)	1,252	62,613
FNF Group (a)	6,599	264,092
Foot Locker, Inc. (a)	332	15,119
Ford Motor Co. (a)	5,374	59,544
Franklin Resources, Inc. (a)	1,336	46,332
GameStop Corp., Class A (a)	14,612	184,403
Gap, Inc. (The) (a)	284	8,861
GATX Corp. (a)	315	21,574
General Dynamics Corp. (a)	2,030	448,427
General Motors Co. (a)	9,990	363,037
Genpact Ltd. (a)	4,919	157,359
Gilead Sciences, Inc. (a)	9,393	708,138
Globus Medical, Inc., Class A *(a)	2,733	136,158
Goldman Sachs Group, Inc. (The) (a)	400	100,744
Goodyear Tire & Rubber Co. (The) (a)	334	8,878
Graham Holdings Co., Class B (a)	109	65,645

INVESTMENTS	SHARES	VALUE ($)
United States - 48.8% (continued)
H&R Block, Inc. (a)	3,279	83,319
Hanesbrands, Inc. (a)	4,688	86,353
Hanover Insurance Group, Inc. (The) (a)	116	13,675
Harris Corp. (a)	110	17,741
Hasbro, Inc. (a)	345	29,084
HCA Healthcare, Inc. (a)	1,479	143,463
Helen of Troy Ltd. *(a)	121	10,527
Herman Miller, Inc. (a)	979	31,279
Hewlett Packard Enterprise Co. (a)	12,954	227,213
Hilton Grand Vacations, Inc. *(a)	1,550	66,681
HollyFrontier Corp. (a)	4,390	214,495
Honeywell International, Inc. (a)	1,088	157,227
HP, Inc. (a)	6,929	151,884
Humana, Inc. (a)	1,470	395,180
Huntington Ingalls Industries, Inc. (a)	1,497	385,867
IAC/InterActiveCorp *(a)	2,283	357,016
Ingredion, Inc. (a)	820	105,714
Integrated Device Technology, Inc. *(a)	364	11,124
Intel Corp. (a)	15,251	794,271
International Business Machines Corp. (a)	4,190	642,872
Intuit, Inc. (a)	1,041	180,457
Intuitive Surgical, Inc. *(a)	66	27,247
Invesco Ltd. (a)	813	26,024
IPG Photonics Corp. *(a)	417	97,319
IQVIA Holdings, Inc. *(a)	5,118	502,127
ITT, Inc. (a)	896	43,886
j2 Global, Inc. (a)	3,219	254,043
Jabil, Inc. (a)	9,038	259,662
Jazz Pharmaceuticals plc *(a)	1,148	173,337
JetBlue Airways Corp. *(a)	25,385	515,823
John Wiley & Sons, Inc., Class A (a)	1,137	72,427
Johnson & Johnson (a)	2,117	271,294
JPMorgan Chase & Co. (a)	5,491	603,845
Juniper Networks, Inc. (a)	3,121	75,934
KB Home (a)	2,496	71,011
Keysight Technologies, Inc. *(a)	1,199	62,816
KLA-Tencor Corp. (a)	1,679	183,028
Kohl’s Corp. (a)	8,656	567,055
Kroger Co. (The) (a)	7,919	189,581
L3 Technologies, Inc. (a)	706	146,848
Laboratory Corp. of America Holdings *(a)	993	160,618
Lam Research Corp. (a)	1,688	342,934
Laredo Petroleum, Inc. *(a)	4,379	38,141
Lear Corp. (a)	2,366	440,289
Legg Mason, Inc. (a)	462	18,780
Lennar Corp., Class A (a)	274	16,150
Liberty Expedia Holdings, Inc., Class A *(a)	635	24,943
Liberty Interactive Corp. QVC Group, Class A *(a)	11,848	298,214
LifePoint Health, Inc. *(a)	748	35,156
Lincoln National Corp. (a)	3,187	232,842
Littelfuse, Inc. (a)	111	23,108
Lockheed Martin Corp. (a)	572	193,296
Lululemon Athletica, Inc. *(a)	106	9,447
LyondellBasell Industries NV, Class A (a)	4,904	518,255
Manhattan Associates, Inc. *(a)	1,340	56,119
ManpowerGroup, Inc. (a)	2,593	298,454
Marathon Petroleum Corp. (a)	1,866	136,423
Marvell Technology Group Ltd. (a)	2,383	50,043
Masimo Corp. *(a)	483	42,480

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 48.8% (continued)
Match Group, Inc. *(a)	3,000	133,320
Maxim Integrated Products, Inc. (a)	1,076	64,797
MAXIMUS, Inc. (a)	1,053	70,277
McKesson Corp. (a)	1,842	259,483
Medtronic plc (a)	1,136	91,130
Merck & Co., Inc. (a)	2,626	143,038
Michael Kors Holdings Ltd. *(a)	3,983	247,265
Microchip Technology, Inc. (a)	484	44,218
Micron Technology, Inc. *(a)	13,198	688,144
Microsoft Corp. (a)	4,277	390,362
Molson Coors Brewing Co., Class B (a)	3,285	247,459
Morgan Stanley (a)	152	8,202
MSA Safety, Inc. (a)	391	32,547
MSCI, Inc. (a)	193	28,848
Murphy Oil Corp. (a)	361	9,328
Murphy USA, Inc. *(a)	739	53,799
Mylan NV *(a)	5,342	219,930
Nasdaq, Inc. (a)	1,019	87,858
Navient Corp. (a)	10,519	138,009
Netflix, Inc. *(a)	206	60,842
New York Times Co. (The), Class A (a)	353	8,507
Norfolk Southern Corp. (a)	106	14,393
Northrop Grumman Corp. (a)	1,142	398,695
Norwegian Cruise Line Holdings Ltd. *(a)	2,356	124,797
Nu Skin Enterprises, Inc., Class A (a)	1,814	133,710
NVIDIA Corp. (a)	753	174,387
NVR, Inc. *(a)	4	11,200
Oceaneering International, Inc. (a)	4,267	79,110
Old Republic International Corp. (a)	8,913	191,184
ON Semiconductor Corp. *(a)	8,767	214,441
OneMain Holdings, Inc. *(a)	360	10,778
Oracle Corp. (a)	8,823	403,652
Owens Corning (a)	2,328	187,171
Parker-Hannifin Corp. (a)	75	12,827
PBF Energy, Inc., Class A (a)	5,514	186,925
Penske Automotive Group, Inc. (a)	743	32,937
PepsiCo, Inc. (a)	102	11,133
PerkinElmer, Inc. (a)	2,612	197,781
Pfizer, Inc. (a)	14,675	520,816
PNC Financial Services Group, Inc. (The) (a)	1,459	220,659
Popular, Inc. (a)	1,439	59,891
Principal Financial Group, Inc. (a)	3,182	193,816
Progressive Corp. (The) (a)	466	28,393
Prudential Financial, Inc. (a)	1,741	180,281
Public Service Enterprise Group, Inc. (a)	328	16,479
PulteGroup, Inc. (a)	2,522	74,374
QIAGEN NV *(a)	2,197	70,985
Qorvo, Inc. *(a)	3,041	214,238
Quest Diagnostics, Inc. (a)	329	32,999
Range Resources Corp. (a)	1,556	22,624
Raymond James Financial, Inc. (a)	258	23,068
Raytheon Co. (a)	3,736	806,303
Regal Beloit Corp. (a)	550	40,343
Regeneron Pharmaceuticals, Inc. *(a)	603	207,649
Reinsurance Group of America, Inc. (a)	2,384	367,136
Reliance Steel & Aluminum Co. (a)	496	42,527
Republic Services, Inc. (a)	625	41,394
Robert Half International, Inc. (a)	3,267	189,127
Ross Stores, Inc. (a)	187	14,582
Rowan Cos. plc, Class A *(a)	9,119	105,233

INVESTMENTS	SHARES	VALUE ($)
United States - 48.8% (continued)
Royal Caribbean Cruises Ltd. (a)	2,017	237,482
RPC, Inc. (a)	4,327	78,016
Ryder System, Inc. (a)	785	57,140
Sally Beauty Holdings, Inc. *(a)	1,093	17,980
Sanderson Farms, Inc. (a)	2,229	265,296
Santander Consumer USA Holdings, Inc. (a)	545	8,884
Seagate Technology plc (a)	5,541	324,259
Service Corp. International (a)	3,215	121,334
Signet Jewelers Ltd. (a)	3,494	134,589
Silgan Holdings, Inc. (a)	694	19,328
Silicon Laboratories, Inc. *(a)	96	8,630
Skechers U.S.A., Inc., Class A *(a)	2,986	116,126
Skyworks Solutions, Inc. (a)	7,126	714,452
Snap-on, Inc. (a)	2,290	337,867
Southwestern Energy Co. *	50,029	216,626
Spirit AeroSystems Holdings, Inc., Class A (a)	3,922	328,271
Spirit Airlines, Inc. *(a)	2,713	102,497
SS&C Technologies Holdings, Inc. (a)	611	32,774
Starbucks Corp. (a)	3,084	178,533
State Street Corp. (a)	1,918	191,282
Stryker Corp. (a)	532	85,609
SunTrust Banks, Inc. (a)	382	25,991
Symantec Corp. (a)	612	15,820
Synaptics, Inc. *(a)	523	23,917
SYNNEX Corp. (a)	358	42,387
Synopsys, Inc. *(a)	1,976	164,482
T. Rowe Price Group, Inc. (a)	1,873	202,228
Target Corp. (a)	6,348	440,742
TE Connectivity Ltd. (a)	3,625	362,138
Tech Data Corp. *(a)	3,403	289,697
TEGNA, Inc. (a)	10,039	114,344
Teledyne Technologies, Inc. *(a)	198	37,060
Texas Instruments, Inc. (a)	4,974	516,749
Textron, Inc. (a)	2,076	122,422
Thermo Fisher Scientific, Inc. (a)	1,397	288,425
TJX Cos., Inc. (The) (a)	1,257	102,521
Toll Brothers, Inc. (a)	1,098	47,489
Torchmark Corp. (a)	288	24,241
Total System Services, Inc. (a)	384	33,124
Travelers Cos., Inc. (The) (a)	2,797	388,391
Tyson Foods, Inc., Class A (a)	6,768	495,350
United Continental Holdings, Inc. *(a)	4,883	339,222
United Rentals, Inc. *(a)	984	169,966
United Therapeutics Corp. *(a)	2,349	263,934
UnitedHealth Group, Inc. (a)	638	136,532
Universal Health Services, Inc., Class B (a)	93	11,012
Unum Group (a)	3,469	165,159
Urban Outfitters, Inc. *(a)	1,412	52,188
US Bancorp (a)	1,072	54,136
Valeant Pharmaceuticals International, Inc. *(a)	529	8,421
Valero Energy Corp. (a)	4,815	446,688
Varian Medical Systems, Inc. *(a)	244	29,927
VeriSign, Inc. *(a)	2,489	295,096
Verizon Communications, Inc. (a)	1,526	72,973
Versum Materials, Inc. (a)	2,144	80,679
Vertex Pharmaceuticals, Inc. *(a)	73	11,898
VF Corp. (a)	394	29,203
Viacom, Inc., Class B (a)	7,017	217,948
Vishay Intertechnology, Inc. (a)	7,009	130,367
Vistra Energy Corp. *(a)	37,613	783,478

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 48.8% (continued)
VMware, Inc., Class A *(a)	1,145	138,854
Walgreens Boots Alliance, Inc. (a)	343	22,456
Walmart, Inc. (a)	2,790	248,226
Walt Disney Co. (The) (a)	2,529	254,013
Waste Management, Inc. (a)	732	61,576
Waters Corp. *(a)	1,109	220,303
Werner Enterprises, Inc. (a)	1,188	43,362
Western Digital Corp. (a)	7,576	699,038
Westlake Chemical Corp. (a)	983	109,260
Whirlpool Corp. (a)	885	135,502
Williams-Sonoma, Inc. (a)	2,380	125,569
Woodward, Inc. (a)	567	40,631
Wyndham Worldwide Corp. (a)	206	23,573
Xerox Corp. (a)	2,484	71,490
Zoetis, Inc. (a)	210	17,537

		61,016,822

TOTAL COMMON STOCKS (Cost $93,939,213)		94,258,403

SHORT-TERM INVESTMENTS - 74.1%

INVESTMENT COMPANIES - 74.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.55% (2)(d)	2,446,738	2,446,738
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.49% (2)(d)	9,786,952	9,786,952
Limited Purpose Cash Investment Fund, 1.53% (2)(d)	68,088,627	68,075,010
UBS Select Treasury Preferred Fund, Class I, 1.55% (2)(d)	12,233,689	12,233,689

TOTAL SHORT-TERM INVESTMENTS (Cost $92,541,032)		92,542,389

TOTAL LONG POSITIONS (Cost $186,480,245)		186,800,792

SHORT POSITIONS - (64.8)%

COMMON STOCKS - (64.8)%

Argentina - (0.2)%
MercadoLibre, Inc.	(561)	(199,935)

Australia - (1.0)%
Alumina Ltd. (2)	(108,544)	(199,160)
AMP Ltd. (2)	(29,314)	(113,128)
APA Group (2)	(20,488)	(124,751)
Aristocrat Leisure Ltd. (2)	(1,885)	(35,194)
Atlassian Corp. plc, Class A *	(4,405)	(237,517)
Computershare Ltd. (2)	(1,631)	(21,872)
Domino’s Pizza Enterprises Ltd. (2)	(2,641)	(85,099)
Healthscope Ltd. (2)	(67,680)	(101,406)
Iluka Resources Ltd. (2)	(2,447)	(20,087)
Medibank Pvt Ltd. (2)	(18,075)	(40,570)
QBE Insurance Group Ltd. (2)	(12,284)	(91,648)
Ramsay Health Care Ltd. (2)	(213)	(10,262)
SEEK Ltd. (2)	(6,716)	(96,868)
Tabcorp Holdings Ltd. (2)	(10,199)	(34,586)
Vocus Group Ltd. (2)	(27,241)	(46,949)

		(1,259,097)

INVESTMENTS	SHARES	VALUE ($)
Austria - (0.2)%
ams AG (2)*	(1,791)	(188,073)

Belgium - (0.6)%
Anheuser-Busch InBev SA/NV (2)	(2,954)	(324,783)
Galapagos NV (2)*	(3,537)	(353,027)
Telenet Group Holding NV (2)*	(658)	(43,984)

		(721,794)

Canada - (1.7)%
AltaGas Ltd.	(2,850)	(52,737)
Barrick Gold Corp.	(1,597)	(19,895)
BlackBerry Ltd.*	(1,177)	(13,530)
Bombardier, Inc., Class B *	(53,945)	(157,018)
Cameco Corp.	(10,312)	(93,727)
Canadian National Railway Co.	(1,335)	(97,569)
CCL Industries, Inc., Class B	(1,581)	(79,814)
Eldorado Gold Corp. *	(10,936)	(9,167)
Element Fleet Management Corp.	(10,628)	(34,235)
Enbridge Income Fund Holdings, Inc.	(556)	(12,049)
Enbridge, Inc.	(13,278)	(417,607)
Finning International, Inc.	(421)	(10,153)
Husky Energy, Inc.	(6,174)	(88,368)
Imperial Oil Ltd.	(3,141)	(83,185)
Inter Pipeline Ltd.	(1,559)	(27,057)
Keyera Corp.	(2,837)	(73,790)
Nutrien Ltd.	(1,563)	(73,871)
Onex Corp.	(414)	(29,859)
Open Text Corp.	(233)	(8,106)
Pembina Pipeline Corp.	(2,850)	(88,928)
Restaurant Brands International, Inc.	(1,366)	(77,739)
Ritchie Bros Auctioneers, Inc.	(2,025)	(63,657)
Shopify, Inc., Class A *	(332)	(41,313)
SNC-Lavalin Group, Inc.	(2,021)	(88,740)
TransCanada Corp.	(6,803)	(281,340)
Wheaton Precious Metals Corp.	(7,274)	(148,207)

		(2,171,661)

Colombia - (0.1)%
Millicom International Cellular SA, SDR (2)	(1,178)	(80,616)

Denmark - (0.4)%
AP Moller - Maersk A/S, Class B (2)*	(133)	(207,557)
FLSmidth & Co. A/S (2)*	(1,349)	(87,220)
Genmab A/S (2)*	(750)	(161,584)
Pandora A/S (2)	(298)	(32,242)
Vestas Wind Systems A/S (2)	(529)	(37,851)

		(526,454)

Finland - (0.2)%
Cargotec OYJ, Class B (2)	(196)	(10,442)
Fortum OYJ (2)	(656)	(14,093)
Huhtamaki OYJ (2)	(808)	(35,455)
Metso OYJ (2)	(621)	(19,593)
Nokia OYJ (2)	(23,867)	(131,796)
Orion OYJ, Class B (2)	(2,616)	(80,082)

		(291,461)

France - (0.9)%
Airbus SE (2)	(4,154)	(480,857)
Carrefour SA (2)	(848)	(17,587)
Edenred (2)	(1,851)	(64,383)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
France - (0.9)% (continued)
Getlink SE (2)	(1,031)	(14,718)
Iliad SA (2)	(689)	(142,640)
Ingenico Group SA (2)	(112)	(9,091)
Ipsen SA (2)	(106)	(16,476)
Natixis SA (2)	(4,374)	(35,890)
Orpea (2)	(154)	(19,556)
SCOR SE (2)	(330)	(13,472)
Technicolor SA (Registered) (2)	(24,195)	(40,912)
Vivendi SA (2)	(12,741)	(330,436)

		(1,186,018)

Germany - (2.0)%
adidas AG (2)	(687)	(167,145)
Brenntag AG (2)	(134)	(7,977)
Commerzbank AG (2)*	(8,702)	(112,972)
CTS Eventim AG & Co. KGaA (2)	(284)	(13,313)
Deutsche Bank AG (Registered) (2)	(37,123)	(517,884)
Deutsche Telekom AG (Registered) (2)	(19,809)	(324,089)
E.ON SE (2)	(20,352)	(226,153)
Fresenius Medical Care AG & Co. KGaA (2)	(296)	(30,231)
GEA Group AG (2)	(740)	(31,470)
KION Group AG (2)	(96)	(8,963)
LANXESS AG (2)	(324)	(24,837)
ProSiebenSat.1 Media SE (2)	(6,963)	(241,174)
Rational AG (2)	(16)	(10,065)
RWE AG (2)*	(17,135)	(423,548)
Sartorius AG (Preference) (2)	(245)	(34,284)
Telefonica Deutschland Holding AG (2)	(26,466)	(124,361)
thyssenkrupp AG (2)	(2,021)	(52,773)
Wirecard AG (2)	(569)	(67,450)
Zalando SE (2)*(b)	(1,989)	(108,537)

		(2,527,226)

Ireland - (0.1)%
James Hardie Industries plc, CHESS (2)	(7,911)	(140,401)

Italy - (0.7)%
BPER Banca (2)	(1,479)	(8,247)
Brembo SpA (2)	(951)	(14,701)
Buzzi Unicem SpA (2)	(3,877)	(90,812)
Davide Campari-Milano SpA (2)	(7,350)	(55,646)
Ferrari NV (2)	(1,953)	(234,773)
Leonardo SpA (2)	(11,908)	(137,718)
Recordati SpA (2)	(366)	(13,504)
UniCredit SpA (2)*	(14,406)	(301,101)
Unipol Gruppo SpA (2)	(16,304)	(79,779)

		(936,281)

Japan - (11.1)%
Advantest Corp.	(15,800)	(330,983)
Aeon Co. Ltd.	(14,000)	(249,922)
Ajinomoto Co., Inc.	(600)	(10,855)
Asahi Intecc Co. Ltd.	(3,100)	(122,800)
Asahi Kasei Corp.	(2,400)	(31,555)
Asics Corp.	(4,100)	(75,870)
Bandai Namco Holdings, Inc.	(700)	(22,992)
Brother Industries Ltd.	(1,000)	(23,241)
Calbee, Inc.	(2,600)	(86,011)
Casio Computer Co. Ltd.	(7,800)	(116,261)
Chiyoda Corp.	(7,500)	(70,767)
Chugoku Electric Power Co., Inc. (The)	(4,600)	(55,422)

INVESTMENTS	SHARES	VALUE ($)
Japan - (11.1)% (continued)
Coca-Cola Bottlers Japan Holdings, Inc.	(1,700)	(70,218)
Cosmos Pharmaceutical Corp.	(200)	(40,581)
CyberAgent, Inc.	(1,900)	(94,460)
Daifuku Co. Ltd.	(3,200)	(191,570)
Dai-ichi Life Holdings, Inc.	(7,000)	(127,790)
Daikin Industries Ltd.	(4,700)	(518,345)
Dentsu, Inc.	(1,900)	(83,389)
Disco Corp.	(800)	(172,548)
Don Quijote Holdings Co. Ltd.	(1,400)	(80,391)
Eisai Co. Ltd.	(1,000)	(63,728)
FamilyMart UNY Holdings Co. Ltd.	(3,800)	(319,985)
FANUC Corp.	(700)	(177,360)
Fast Retailing Co. Ltd.	(1,400)	(568,920)
Fuji Electric Co. Ltd.	(15,000)	(102,063)
FUJIFILM Holdings Corp.	(400)	(15,958)
Hikari Tsushin, Inc.	(100)	(15,986)
Hitachi Chemical Co. Ltd.	(600)	(13,674)
Hitachi Construction Machinery Co. Ltd.	(1,100)	(42,437)
Hitachi High-Technologies Corp.	(1,000)	(47,554)
Hokuriku Electric Power Co. *	(9,200)	(78,162)
Ibiden Co. Ltd.	(800)	(11,902)
IHI Corp.	(2,000)	(62,121)
Isetan Mitsukoshi Holdings Ltd.	(14,900)	(164,396)
J Front Retailing Co. Ltd.	(5,300)	(90,106)
Japan Airport Terminal Co. Ltd.	(1,800)	(68,766)
JGC Corp.	(11,500)	(250,092)
Kakaku.com, Inc.	(1,500)	(26,249)
Kansai Paint Co. Ltd.	(3,100)	(72,194)
Keihan Holdings Co. Ltd.	(800)	(24,661)
Keikyu Corp.	(3,500)	(60,852)
Keio Corp.	(200)	(8,543)
Keyence Corp.	(300)	(186,194)
Kikkoman Corp.	(3,400)	(136,760)
Kintetsu Group Holdings Co. Ltd.	(1,100)	(42,850)
Kose Corp.	(800)	(167,436)
Lawson, Inc.	(200)	(13,627)
LINE Corp. *	(1,500)	(59,349)
Marui Group Co. Ltd.	(12,200)	(248,575)
MINEBEA MITSUMI, Inc.	(8,700)	(185,766)
MISUMI Group, Inc.	(2,800)	(76,865)
Mitsubishi Logistics Corp.	(1,200)	(25,488)
Mitsubishi Motors Corp.	(15,000)	(107,279)
Mitsubishi UFJ Lease & Finance Co. Ltd.	(1,800)	(10,556)
MonotaRO Co. Ltd.	(1,400)	(50,261)
Murata Manufacturing Co. Ltd.	(100)	(13,693)
Nabtesco Corp.	(1,400)	(54,011)
Nankai Electric Railway Co. Ltd.	(1,300)	(32,572)
Nidec Corp.	(5,700)	(877,993)
Nifco, Inc.	(400)	(13,646)
Nikon Corp.	(1,600)	(28,510)
Nintendo Co. Ltd.	(900)	(396,354)
Nippon Paint Holdings Co. Ltd.	(5,100)	(187,167)
Nippon Shinyaku Co. Ltd.	(1,300)	(86,988)
Nippon Yusen KK	(4,700)	(94,879)
Nitto Denko Corp.	(400)	(29,991)
NTN Corp.	(4,100)	(17,108)
Odakyu Electric Railway Co. Ltd.	(500)	(10,117)
Olympus Corp.	(300)	(11,390)
Orient Corp.	(7,600)	(11,928)
Park24 Co. Ltd.	(4,800)	(128,656)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - (11.1)% (continued)
PeptiDream, Inc. *	(5,200)	(267,318)
Pigeon Corp.	(3,800)	(171,599)
Recruit Holdings Co. Ltd.	(8,800)	(218,708)
Renesas Electronics Corp. *	(32,300)	(324,806)
Ricoh Co. Ltd.	(12,500)	(123,467)
Rinnai Corp.	(100)	(9,492)
Rohm Co. Ltd.	(1,900)	(180,884)
Sankyo Co. Ltd.	(500)	(17,621)
Santen Pharmaceutical Co. Ltd.	(800)	(12,894)
Secom Co. Ltd.	(300)	(22,330)
Seibu Holdings, Inc.	(600)	(10,443)
Seiko Epson Corp.	(4,400)	(78,196)
Seven & i Holdings Co. Ltd.	(300)	(12,868)
Shimadzu Corp.	(1,700)	(47,802)
Shimano, Inc.	(2,000)	(288,332)
Shiseido Co. Ltd.	(1,600)	(102,446)
SoftBank Group Corp.	(4,700)	(351,158)
Sohgo Security Services Co. Ltd.	(600)	(29,660)
Sompo Holdings, Inc.	(2,300)	(92,558)
Stanley Electric Co. Ltd.	(300)	(11,080)
SUMCO Corp.	(15,600)	(409,041)
Sumitomo Rubber Industries Ltd.	(600)	(11,007)
Sysmex Corp.	(1,800)	(163,075)
T&D Holdings, Inc.	(16,300)	(258,658)
TDK Corp.	(900)	(81,115)
Terumo Corp.	(2,200)	(115,577)
THK Co. Ltd.	(2,500)	(103,379)
Toho Gas Co. Ltd.	(400)	(12,293)
Tokio Marine Holdings, Inc.	(4,300)	(191,349)
Tokyo Electron Ltd.	(2,200)	(413,825)
TOTO Ltd.	(2,200)	(115,991)
Toyo Seikan Group Holdings Ltd.	(600)	(8,921)
Tsuruha Holdings, Inc.	(400)	(57,027)
Unicharm Corp.	(6,500)	(185,034)
USS Co. Ltd.	(2,500)	(50,515)
Yamaha Corp.	(6,700)	(294,371)
Yamato Holdings Co. Ltd.	(800)	(20,063)
Yaskawa Electric Corp.	(17,600)	(798,082)
Yokogawa Electric Corp.	(3,700)	(76,431)
Yokohama Rubber Co. Ltd. (The)	(900)	(20,833)

		(13,927,938)

Luxembourg - (0.1)%
Eurofins Scientific SE (2)	(24)	(12,647)
SES SA, FDR (2)	(5,297)	(71,700)
Tenaris SA (2)	(472)	(8,159)

		(92,506)

Netherlands - (0.7)%
Altice NV, Class A (2)*	(37,071)	(306,371)
Boskalis Westminster (2)	(5,237)	(153,498)
Koninklijke KPN NV (2)	(123,156)	(370,329)
Koninklijke Vopak NV (2)	(1,155)	(56,711)
OCI NV (2)*	(577)	(13,351)
Royal Dutch Shell plc, Class A (2)	(713)	(22,558)

		(922,818)

Norway - 0.0% (c)
Schibsted ASA, Class A (2)	(2,013)	(56,712)

INVESTMENTS	SHARES	VALUE ($)
Panama - 0.0% (c)
Copa Holdings SA, Class A	(399)	(51,323)

Singapore - (0.2)%
CapitaLand Ltd. (2)	(59,700)	(163,488)
City Developments Ltd. (2)	(7,600)	(75,728)
Jardine Cycle & Carriage Ltd. (2)	(400)	(10,567)

		(249,783)

Spain - (1.2)%
Banco Santander SA (2)	(11,870)	(77,694)
Bankia SA (2)*	(39,432)	(176,890)
CaixaBank SA (2)	(5,369)	(25,598)
Cellnex Telecom SA (2)(b)	(5,480)	(146,502)
Ferrovial SA (2)	(5,977)	(124,965)
Grifols SA (2)	(1,339)	(37,962)
Industria de Diseno Textil SA (2)	(21,875)	(687,720)
Melia Hotels International SA (2)	(1,264)	(17,893)
Telefonica SA (2)	(15,118)	(149,772)

		(1,444,996)

Sweden - (0.6)%
Elekta AB, Class B (2)	(1,026)	(10,984)
Hennes & Mauritz AB, Class B (2)	(5,298)	(79,148)
Swedish Match AB (2)	(1,319)	(59,774)
Telefonaktiebolaget LM Ericsson, Class B (2)	(93,311)	(594,200)

		(744,106)

Switzerland - (0.9)%
Aryzta AG (2)*	(7,863)	(175,127)
Chocoladefabriken Lindt & Spruengli AG (2)	(7)	(43,430)
Credit Suisse Group AG (Registered) (2)*	(19,893)	(334,102)
Dufry AG (Registered) (2)*	(802)	(105,343)
Glencore plc (2)*	(8,842)	(43,938)
Idorsia Ltd. (2)*	(1,689)	(40,632)
IWG plc (2)	(8,179)	(26,210)
OC Oerlikon Corp. AG (Registered) (2)*	(4,550)	(80,424)
STMicroelectronics NV (2)	(1,438)	(31,971)
Swatch Group AG (The) (2)	(121)	(53,391)
UBS Group AG (Registered) (2)*	(7,807)	(137,551)
Vifor Pharma AG (2)	(357)	(55,050)

		(1,127,169)

United Kingdom - (1.1)%
AA plc (2)	(16,829)	(19,006)
Ashtead Group plc (2)	(1,288)	(35,120)
AstraZeneca plc (2)	(162)	(11,136)
Avon Products, Inc. *	(19,705)	(55,962)
BP plc (2)	(5,676)	(38,285)
British American Tobacco plc (2)	(2,719)	(157,177)
Capita plc (2)	(26,376)	(53,352)
CNH Industrial NV (2)	(8,721)	(107,766)
Cobham plc (2)*	(35,564)	(61,284)
ConvaTec Group plc (2)(b)	(55,283)	(154,236)
easyJet plc (2)	(2,259)	(50,922)
Imperial Brands plc (2)	(308)	(10,487)
Inmarsat plc (2)	(2,521)	(12,818)
Intermediate Capital Group plc (2)	(830)	(11,464)
International Consolidated Airlines Group SA (2)	(8,450)	(72,935)
John Wood Group plc (2)	(4,750)	(36,093)
Liberty Global plc, Class C *	(3,295)	(100,267)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - (1.1)% (continued)
Pentair plc	(261)	(17,782)
Prudential plc (2)	(1,165)	(29,112)
Rolls-Royce Holdings plc (2)*	(685)	(8,375)
Tesco plc (2)	(76,756)	(222,095)
Weir Group plc (The)(2)	(2,111)	(59,175)

		(1,324,849)

United States - (40.5)%
Acadia Healthcare Co., Inc. *	(273)	(10,696)
Acuity Brands, Inc.	(1,051)	(146,289)
Acxiom Corp. *	(2,524)	(57,320)
Advance Auto Parts, Inc.	(808)	(95,788)
Advanced Micro Devices, Inc. *	(39,340)	(395,367)
AES Corp.	(28,673)	(326,012)
Agios Pharmaceuticals, Inc. *	(1,142)	(93,393)
Albemarle Corp.	(4,412)	(409,169)
Alkermes plc *	(1,709)	(99,054)
Allegheny Technologies, Inc. *	(6,631)	(157,022)
Allegion plc	(515)	(43,924)
Allergan plc	(1,869)	(314,534)
Alliance Data Systems Corp.	(405)	(86,208)
Alliant Energy Corp.	(283)	(11,563)
Allscripts Healthcare Solutions, Inc. *	(6,037)	(74,557)
Alnylam Pharmaceuticals, Inc. *	(1,360)	(161,976)
American Airlines Group, Inc.	(1,022)	(53,103)
American International Group, Inc.	(6,891)	(375,008)
AmerisourceBergen Corp.	(243)	(20,949)
Anadarko Petroleum Corp.	(5,849)	(353,338)
AO Smith Corp.	(3,626)	(230,577)
Aon plc	(169)	(23,716)
Apache Corp.	(303)	(11,659)
AptarGroup, Inc.	(293)	(26,320)
Aqua America, Inc.	(1,159)	(39,476)
Arconic, Inc.	(12,023)	(277,010)
Arista Networks, Inc. *	(652)	(166,456)
Ashland Global Holdings, Inc.	(3,474)	(242,450)
Aspen Insurance Holdings Ltd.	(5,473)	(245,464)
athenahealth, Inc. *	(248)	(35,471)
Autodesk, Inc. *	(3,898)	(489,511)
Avis Budget Group, Inc. *	(3,715)	(174,011)
Axalta Coating Systems Ltd. *	(6,859)	(207,073)
Baker Hughes a GE Co.	(9,303)	(258,344)
Ball Corp.	(14,369)	(570,593)
BancorpSouth Bank	(957)	(30,433)
Bank of the Ozarks, Inc.	(2,038)	(98,374)
Belden, Inc.	(1,129)	(77,833)
Bemis Co., Inc.	(1,106)	(48,133)
Berry Global Group, Inc. *	(566)	(31,022)
BioMarin Pharmaceutical, Inc. *	(4,751)	(385,164)
Black Hills Corp.	(3,891)	(211,281)
Blue Buffalo Pet Products, Inc. *	(2,027)	(80,695)
BorgWarner, Inc.	(180)	(9,041)
Boston Scientific Corp. *	(348)	(9,507)
Brighthouse Financial, Inc. *	(2,506)	(128,808)
Brookdale Senior Living, Inc. *	(21,978)	(147,472)
Brown-Forman Corp., Class B	(753)	(40,963)
Cable One, Inc.	(44)	(30,233)
Cabot Oil & Gas Corp.	(5,887)	(141,170)
CarMax, Inc. *	(5,681)	(351,881)
Carpenter Technology Corp.	(2,181)	(96,226)

INVESTMENTS	SHARES	VALUE ($)
United States - (40.5)% (continued)
Catalent, Inc. *	(492)	(20,202)
Cboe Global Markets, Inc.	(1,672)	(190,775)
Centennial Resource Development, Inc., Class A *	(1,786)	(32,773)
CenterPoint Energy, Inc.	(3,157)	(86,502)
CenturyLink, Inc.	(42,249)	(694,151)
CF Industries Holdings, Inc.	(1,701)	(64,179)
Charles Schwab Corp. (The)	(4,436)	(231,648)
Charter Communications, Inc., Class A *	(422)	(131,335)
Chemical Financial Corp.	(908)	(49,649)
Chemours Co. (The)	(2,972)	(144,766)
Cheniere Energy, Inc. *	(12,422)	(663,956)
Chevron Corp.	(3,482)	(397,087)
Chipotle Mexican Grill, Inc. *	(556)	(179,649)
Cincinnati Financial Corp.	(744)	(55,249)
CIT Group, Inc.	(2,451)	(126,227)
Citizens Financial Group, Inc.	(2,214)	(92,944)
Clean Harbors, Inc. *	(977)	(47,687)
Cognex Corp.	(4,992)	(259,534)
Colfax Corp. *	(3,132)	(99,911)
Comerica, Inc.	(894)	(85,761)
Commercial Metals Co.	(2,127)	(43,518)
CommScope Holding Co., Inc. *	(1,901)	(75,983)
CommVault Systems, Inc. *	(3,029)	(173,259)
Concho Resources, Inc. *	(1,695)	(254,809)
Conduent, Inc. *	(13,086)	(243,923)
ConocoPhillips	(11,003)	(652,368)
Coty, Inc., Class A	(5,079)	(92,946)
Cree, Inc. *	(4,870)	(196,310)
CSX Corp.	(3,726)	(207,575)
Cypress Semiconductor Corp.	(982)	(16,655)
DaVita, Inc. *	(3,021)	(199,205)
Dean Foods Co.	(7,064)	(60,892)
Dell Technologies, Inc., Class V *	(795)	(58,202)
DexCom, Inc. *	(5,253)	(389,562)
Diebold Nixdorf, Inc.	(4,118)	(63,417)
Discovery Communications, Inc., Class A *	(4,839)	(103,700)
DISH Network Corp., Class A *	(3,579)	(135,608)
Dollar Tree, Inc. *	(117)	(11,103)
Dominion Energy, Inc.	(3,832)	(258,392)
Domino’s Pizza, Inc.	(570)	(133,129)
Domtar Corp.	(1,377)	(58,578)
Dover Corp.	(2,825)	(277,472)
DowDuPont, Inc.	(3,828)	(243,882)
Dril-Quip, Inc. *	(187)	(8,378)
Dun & Bradstreet Corp. (The)	(82)	(9,594)
Eagle Materials, Inc.	(359)	(36,995)
East West Bancorp, Inc.	(361)	(22,577)
Ecolab, Inc.	(831)	(113,905)
Edgewell Personal Care Co. *	(931)	(45,451)
Endo International plc *	(7,800)	(46,332)
Energizer Holdings, Inc.	(1,016)	(60,533)
Ensco plc, Class A	(17,550)	(77,045)
Entergy Corp.	(1,231)	(96,978)
Envision Healthcare Corp. *	(2,006)	(77,091)
EOG Resources, Inc.	(2,149)	(226,225)
EQT Corp.	(3,431)	(163,007)
Eversource Energy	(2,048)	(120,668)
Extraction Oil & Gas, Inc. *	(3,537)	(40,534)
Exxon Mobil Corp.	(4,546)	(339,177)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (40.5)% (continued)
Fastenal Co.	(554)	(30,243)
FireEye, Inc. *	(17,205)	(291,281)
First Data Corp., Class A*	(28,143)	(450,288)
First Horizon National Corp.	(6,050)	(113,922)
First Republic Bank	(2,358)	(218,374)
FirstEnergy Corp.	(33,184)	(1,128,589)
Flowers Foods, Inc.	(1,584)	(34,626)
Flowserve Corp.	(6,239)	(270,336)
FMC Corp.	(2,933)	(224,580)
FNB Corp.	(3,869)	(52,038)
Freeport-McMoRan, Inc. *	(5,816)	(102,187)
Gartner, Inc. *	(4,399)	(517,410)
General Electric Co.	(42,398)	(571,525)
Genesee & Wyoming, Inc., Class A *	(2,880)	(203,875)
Global Payments, Inc.	(1,127)	(125,683)
Granite Construction, Inc.	(1,055)	(58,932)
Graphic Packaging Holding Co.	(16,906)	(259,507)
Greif, Inc., Class A	(158)	(8,256)
Guidewire Software, Inc. *	(532)	(43,002)
Hain Celestial Group, Inc. (The) *	(8,109)	(260,056)
Halliburton Co.	(214)	(10,045)
Halyard Health, Inc. *	(466)	(21,473)
Hancock Holding Co.	(557)	(28,797)
Healthcare Services Group, Inc.	(599)	(26,045)
Hershey Co. (The)	(186)	(18,407)
Hess Corp.	(11,083)	(561,021)
Home BancShares, Inc.	(2,457)	(56,044)
Howard Hughes Corp. (The)*	(1,427)	(198,539)
Huntington Bancshares, Inc.	(3,967)	(59,902)
IDEXX Laboratories, Inc. *	(417)	(79,810)
IHS Markit Ltd. *	(2,747)	(132,515)
Incyte Corp. *	(4,720)	(393,318)
InterDigital, Inc.	(218)	(16,045)
International Game Technology plc	(9,058)	(242,120)
International Paper Co.	(3,130)	(167,236)
Intrexon Corp. *	(2,690)	(41,238)
Ionis Pharmaceuticals, Inc. *	(2,324)	(102,442)
Jack in the Box, Inc.	(117)	(9,984)
Jacobs Engineering Group, Inc.	(294)	(17,390)
KBR, Inc.	(1,839)	(29,773)
Kellogg Co.	(141)	(9,166)
Kemper Corp.	(2,018)	(115,026)
Kennametal, Inc.	(3,439)	(138,110)
Kinder Morgan, Inc.	(25,529)	(384,467)
Kirby Corp. *	(568)	(43,708)
Knowles Corp. *	(1,318)	(16,594)
Kraft Heinz Co. (The)	(3,645)	(227,047)
L Brands, Inc.	(4,280)	(163,539)
Lancaster Colony Corp.	(208)	(25,613)
Leggett & Platt, Inc.	(241)	(10,691)
Lennox International, Inc.	(1,434)	(293,067)
Leucadia National Corp.	(3,818)	(86,783)
Liberty Broadband Corp., Class C *	(4,281)	(366,839)
Liberty Media Corp.-Liberty SiriusXM, Class C *	(200)	(8,170)
Lincoln Electric Holdings, Inc.	(1,303)	(117,205)
Lions Gate Entertainment Corp., Class A	(1,993)	(51,479)
Live Nation Entertainment, Inc. *	(3,456)	(145,636)
Loews Corp.	(1,961)	(97,521)
LogMeIn, Inc.	(110)	(12,711)

INVESTMENTS	SHARES	VALUE ($)
United States - (40.5)% (continued)
Macquarie Infrastructure Corp.	(10,628)	(392,492)
Madison Square Garden Co. (The), Class A *	(316)	(77,673)
Mallinckrodt plc *	(1,362)	(19,722)
Marathon Oil Corp.	(14,012)	(226,014)
Markel Corp. *	(9)	(10,532)
Martin Marietta Materials, Inc.	(2,737)	(567,380)
Masco Corp.	(771)	(31,179)
Matador Resources Co. *	(1,670)	(49,950)
Mattel, Inc.	(33,021)	(434,226)
MB Financial, Inc.	(1,070)	(43,314)
McCormick & Co., Inc. (Non-Voting)	(409)	(43,514)
MDU Resources Group, Inc.	(6,083)	(171,297)
Medidata Solutions, Inc. *	(2,039)	(128,070)
Mercury General Corp.	(732)	(33,577)
MetLife, Inc.	(3,333)	(152,951)
Middleby Corp. (The) *	(527)	(65,237)
Minerals Technologies, Inc.	(128)	(8,570)
Mondelez International, Inc., Class A	(3,928)	(163,915)
Monster Beverage Corp. *	(5,916)	(338,454)
Mosaic Co. (The)	(6,969)	(169,207)
Nabors Industries Ltd.	(55,585)	(388,539)
National Fuel Gas Co.	(4,793)	(246,600)
National Oilwell Varco, Inc.	(5,628)	(207,167)
NCR Corp. *	(829)	(26,130)
NetApp, Inc.	(2,146)	(132,387)
New Jersey Resources Corp.	(237)	(9,504)
Newell Brands, Inc.	(4,474)	(113,998)
Newmont Mining Corp.	(7,282)	(284,508)
NiSource, Inc.	(6,796)	(162,492)
Noble Energy, Inc.	(15,517)	(470,165)
NOW, Inc. *	(12,644)	(129,222)
NRG Energy, Inc.	(13,107)	(400,157)
Nuance Communications, Inc. *	(1,320)	(20,790)
Nucor Corp.	(6,322)	(386,211)
NuVasive, Inc. *	(716)	(37,382)
Occidental Petroleum Corp.	(2,253)	(146,355)
OGE Energy Corp.	(308)	(10,093)
ONEOK, Inc.	(14,910)	(848,677)
OPKO Health, Inc. *	(18,645)	(59,105)
Packaging Corp. of America	(892)	(100,528)
PacWest Bancorp	(2,476)	(122,636)
Palo Alto Networks, Inc. *	(45)	(8,168)
Pandora Media, Inc. *	(66,614)	(335,068)
Papa John’s International, Inc.	(383)	(21,946)
Parsley Energy, Inc., Class A *	(11,759)	(340,893)
Patterson Cos., Inc.	(1,008)	(22,408)
Patterson-UTI Energy, Inc.	(5,859)	(102,591)
Paychex, Inc.	(200)	(12,318)
People’s United Financial, Inc.	(617)	(11,513)
Perrigo Co. plc	(494)	(41,170)
Philip Morris International, Inc.	(1,768)	(175,739)
Pinnacle Financial Partners, Inc.	(623)	(39,997)
Pinnacle Foods, Inc.	(1,694)	(91,645)
Pitney Bowes, Inc.	(3,418)	(37,222)
Platform Specialty Products Corp. *	(18,876)	(181,776)
PNM Resources, Inc.	(420)	(16,065)
Pool Corp.	(101)	(14,768)
Post Holdings, Inc. *	(3,086)	(233,795)
Premier, Inc., Class A *	(5,738)	(179,657)
Prosperity Bancshares, Inc.	(997)	(72,412)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

INVESTMENTS	SHARES	VALUE ($)
United States - (40.5)% (continued)
QEP Resources, Inc. *	(14,041)	(137,461)
QIAGEN NV (2)*	(3,704)	(119,744)
RenaissanceRe Holdings Ltd.	(95)	(13,158)
Royal Gold, Inc.	(3,553)	(305,096)
RPM International, Inc.	(805)	(38,374)
RSP Permian, Inc. *	(1,460)	(68,445)
salesforce.com, Inc. *	(1,057)	(122,929)
Schlumberger Ltd.	(6,974)	(451,776)
Scientific Games Corp., Class A *	(1,960)	(81,536)
Sealed Air Corp.	(9,070)	(388,105)
Seattle Genetics, Inc. *	(3,386)	(177,223)
Sempra Energy	(414)	(46,045)
ServiceNow, Inc. *	(81)	(13,401)
SLM Corp. *	(8,192)	(91,832)
SM Energy Co.	(2,982)	(53,765)
Sotheby’s *	(2,189)	(112,318)
Southern Co. (The)	(3,176)	(141,840)
Southwest Gas Holdings, Inc. *	(2,768)	(187,200)
Splunk, Inc. *	(2,823)	(277,755)
Sprint Corp. *	(45,746)	(223,240)
Square, Inc., Class A *	(3,071)	(151,093)
Steel Dynamics, Inc.	(1,837)	(81,232)
Stericycle, Inc. *	(979)	(57,301)
Sterling Bancorp	(7,557)	(170,410)
Stifel Financial Corp.	(320)	(18,954)
Superior Energy Services, Inc. *	(19,305)	(162,741)
SVB Financial Group *	(291)	(69,843)
Synchrony Financial	(3,175)	(106,458)
Syneos Health, Inc. *	(5,321)	(188,896)
Tableau Software, Inc., Class A *	(3,492)	(282,223)
Take-Two Interactive Software, Inc. *	(592)	(57,886)
Targa Resources Corp.	(12,659)	(556,996)
Telephone & Data Systems, Inc.	(4,715)	(132,161)
Tempur Sealy International, Inc. *	(2,702)	(122,374)
Tenet Healthcare Corp. *	(9,736)	(236,098)
Terex Corp.	(976)	(36,512)
Tesla, Inc. *	(4,769)	(1,269,175)
Texas Capital Bancshares, Inc. *	(1,366)	(122,803)
Thor Industries, Inc.	(979)	(112,751)
Tiffany & Co.	(345)	(33,693)
T-Mobile US, Inc. *	(3,828)	(233,661)
TransDigm Group, Inc.	(38)	(11,664)
Transocean Ltd. *	(16,656)	(164,894)
TransUnion *	(1,133)	(64,332)
TreeHouse Foods, Inc. *	(2,761)	(105,663)
TRI Pointe Group, Inc. *	(3,623)	(59,526)
Trimble, Inc. *	(1,024)	(36,741)
Trinity Industries, Inc.	(658)	(21,471)
Trustmark Corp.	(291)	(9,068)
Tupperware Brands Corp.	(1,523)	(73,683)
Twitter, Inc. *	(250)	(7,253)
Tyler Technologies, Inc. *	(100)	(21,096)
Ulta Beauty, Inc. *	(910)	(185,886)
Ultimate Software Group, Inc. (The) *	(828)	(201,784)
UMB Financial Corp.	(207)	(14,985)
Umpqua Holdings Corp.	(1,046)	(22,395)
Union Pacific Corp.	(303)	(40,732)
United Bankshares, Inc.	(5,345)	(188,411)
United States Steel Corp.	(7,738)	(272,300)
Univar, Inc. *	(4,505)	(125,014)

INVESTMENTS	SHARES	VALUE ($)
United States - (40.5)% (continued)
Universal Display Corp.	(3,632)	(366,832)
USG Corp. *	(4,212)	(170,249)
Valmont Industries, Inc.	(99)	(14,484)
Valvoline, Inc.	(8,821)	(195,209)
Vectren Corp.	(2,811)	(179,679)
VeriFone Systems, Inc. *	(5,896)	(90,680)
ViaSat, Inc. *	(1,213)	(79,718)
Voya Financial, Inc.	(424)	(21,412)
Vulcan Materials Co.	(9,195)	(1,049,794)
Wabtec Corp.	(192)	(15,629)
Waste Connections, Inc.	(1,002)	(71,894)
Wayfair, Inc., Class A *	(3,321)	(224,267)
Weatherford International plc *	(87,061)	(199,370)
Welbilt, Inc. *	(4,210)	(81,885)
Wendy’s Co. (The)	(4,094)	(71,850)
Westar Energy, Inc.	(1,729)	(90,928)
Western Alliance Bancorp *	(984)	(57,180)
WestRock Co.	(1,854)	(118,971)
WEX, Inc. *	(341)	(53,407)
White Mountains Insurance Group Ltd.	(87)	(71,559)
Whiting Petroleum Corp. *	(5,733)	(194,005)
Williams Cos., Inc. (The)	(26,955)	(670,101)
Willis Towers Watson plc	(419)	(63,768)
Wintrust Financial Corp.	(247)	(21,254)
Workday, Inc., Class A *	(1,137)	(144,524)
Worldpay, Inc. *	(1,847)	(151,897)
WPX Energy, Inc. *	(17,694)	(261,517)
WR Grace & Co.	(158)	(9,674)
XPO Logistics, Inc. *	(960)	(97,738)
Zayo Group Holdings, Inc. *	(15,454)	(527,909)
Zynga, Inc., Class A *	(15,168)	(55,515)

		(50,454,198)

Zambia - (0.3)%
First Quantum Minerals Ltd.	(24,011)	(337,144)

TOTAL COMMON STOCKS (Proceeds $(84,895,900))		(80,962,559)

TOTAL SHORT POSITIONS (Proceeds $(84,895,900))		(80,962,559)

Total Investments In Securities At Value - 84.7% (Cost $101,584,345)		105,838,233
Other Assets In Excess Of Liabilities - 15.3% (e)		19,122,885

Net Assets - 100.0%		124,961,118

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$4,438,214	3.6%
Consumer Staples	(470,865)	(0.4)
Energy	(4,222,928)	(3.4)
Financials	6,462,655	5.2
Health Care	6,340,680	5.1
Industrials	3,913,078	3.1
Information Technology	6,197,739	5.0
Materials	(5,567,681)	(4.5)
Real Estate	(437,754)	(0.4)
Telecommunication Services	(2,631,384)	(2.1)
Utilities	(725,910)	(0.6)
Short-Term Investments	92,542,389	74.1

Total Investments In Securities At Value	105,838,233	84.7
Other Assets in Excess of Liabilities (e)	19,122,885	15.3

Net Assets	$124,961,118	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $88,736,479. In addition, $83,109 of cash collateral was pledged.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2018 amounted to $444,708, which represents approximately 0.36% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of March 31, 2018.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written option contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

Abbreviations

CHESS -	Clearing House Electronic Subregister System Depository
Interest

CVA - Dutch Certification

OYJ - Public Traded Company

Preference -	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

Written Call Options Contracts as of March 31, 2018:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	4	EUR	(134,460)	EUR	3,250.00	5/18/2018	$(5,507)
EURO STOXX 50 Index	JPMS	7	EUR	(235,305)	EUR	3,300.00	4/20/2018	(7,244)
EURO STOXX 50 Index	JPMS	17	EUR	(571,455)	EUR	3,325.00	5/18/2018	(13,638)
EURO STOXX 50 Index	JPMS	10	EUR	(336,150)	EUR	3,350.00	4/20/2018	(6,238)
FTSE 100 Index	JPMS	3	GBP	(211,698)	GBP	6,900.00	4/20/2018	(8,018)
Nikkei 225 Index	JPMS	3	JPY	(63,477,241)	JPY	21,000.00	4/13/2018	(18,186)
S&P 500 Index	JPMS	4	USD	(1,056,348)	USD	2,650.00	4/20/2018	(15,760)
S&P 500 Index	JPMS	3	USD	(792,261)	USD	2,650.00	5/18/2018	(20,115)
S&P 500 Index	JPMS	13	USD	(3,433,131)	USD	2,660.00	4/20/2018	(51,999)
S&P 500 Index	JPMS	3	USD	(792,261)	USD	2,670.00	5/18/2018	(16,590)
S&P 500 Index	JPMS	2	USD	(528,174)	USD	2,685.00	5/18/2018	(7,888)
S&P 500 Index	JPMS	1	USD	(264,087)	USD	2,720.00	5/18/2018	(2,642)
S&P 500 Index	JPMS	1	USD	(264,087)	USD	2,730.00	5/18/2018	(2,552)
S&P 500 Index	JPMS	9	USD	(2,376,783)	USD	2,775.00	5/18/2018	(12,600)
U.S. Treasury 10 Year Note	JPMS	8	USD	(800,000)	USD	120.00	4/20/2018	(10,000)
U.S. Treasury 10 Year Note	JPMS	16	USD	(1,600,000)	USD	120.50	4/20/2018	(13,750)
U.S. Treasury 10 Year Note	JPMS	18	USD	(1,800,000)	USD	121.00	4/20/2018	(9,844)
U.S. Treasury 10 Year Note	JPMS	9	USD	(900,000)	USD	122.00	5/25/2018	(3,797)
U.S. Treasury 10 Year Note	JPMS	18	USD	(1,800,000)	USD	122.50	5/25/2018	(5,344)
U.S. Treasury 10 Year Note	JPMS	20	USD	(2,000,000)	USD	123.00	5/25/2018	(4,063)

								$(235,775)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Written Put Options Contracts as of March 31, 2018:

Exchange Traded

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
EURO STOXX 50 Index	JPMS	5	EUR	(168,075)	EUR	3,050.00	5/18/2018	$(1,077)
EURO STOXX 50 Index	JPMS	5	EUR	(168,075)	EUR	3,100.00	5/18/2018	(1,384)
EURO STOXX 50 Index	JPMS	8	EUR	(268,920)	EUR	3,150.00	4/20/2018	(856)
EURO STOXX 50 Index	JPMS	19	EUR	(638,685)	EUR	3,150.00	5/18/2018	(6,873)
EURO STOXX 50 Index	JPMS	7	EUR	(235,305)	EUR	3,225.00	4/20/2018	(1,301)
EURO STOXX 50 Index	JPMS	5	EUR	(168,075)	EUR	3,225.00	5/18/2018	(2,756)
EURO STOXX 50 Index	JPMS	16	EUR	(537,840)	EUR	3,250.00	4/20/2018	(3,682)
EURO STOXX 50 Index	JPMS	14	EUR	(470,610)	EUR	3,250.00	5/18/2018	(8,906)
EURO STOXX 50 Index	JPMS	7	EUR	(235,305)	EUR	3,275.00	4/20/2018	(1,998)
EURO STOXX 50 Index	JPMS	6	EUR	(201,690)	EUR	3,325.00	4/20/2018	(2,680)
FTSE 100 Index	JPMS	4	GBP	(282,264)	GBP	6,650.00	4/20/2018	(786)
FTSE 100 Index	JPMS	4	GBP	(282,264)	GBP	6,775.00	4/20/2018	(1,291)
FTSE 100 Index	JPMS	8	GBP	(564,529)	GBP	6,800.00	4/20/2018	(2,862)
FTSE 100 Index	JPMS	7	GBP	(493,963)	GBP	6,925.00	4/20/2018	(4,616)
Nikkei 225 Index	JPMS	4	JPY	(84,636,320)	JPY	20,250.00	4/13/2018	(3,195)
Nikkei 225 Index	JPMS	2	JPY	(42,318,160)	JPY	20,500.00	4/13/2018	(1,974)
Nikkei 225 Index	JPMS	2	JPY	(42,318,160)	JPY	21,000.00	4/13/2018	(3,571)
S&P 500 Index	JPMS	2	USD	(528,174)	USD	2,485.00	5/18/2018	(4,794)
S&P 500 Index	JPMS	7	USD	(1,848,609)	USD	2,515.00	5/18/2018	(20,755)
S&P 500 Index	JPMS	3	USD	(792,261)	USD	2,520.00	5/18/2018	(9,087)
S&P 500 Index	JPMS	4	USD	(1,056,348)	USD	2,525.00	4/20/2018	(5,500)
S&P 500 Index	JPMS	4	USD	(1,056,348)	USD	2,565.00	4/20/2018	(7,192)
S&P 500 Index	JPMS	3	USD	(792,261)	USD	2,565.00	5/18/2018	(11,145)
S&P 500 Index	JPMS	4	USD	(1,056,348)	USD	2,570.00	5/18/2018	(16,464)
S&P 500 Index	JPMS	1	USD	(264,087)	USD	2,580.00	5/18/2018	(4,330)
S&P 500 Index	JPMS	4	USD	(1,056,348)	USD	2,585.00	4/20/2018	(10,140)
S&P 500 Index	JPMS	4	USD	(1,056,348)	USD	2,600.00	4/20/2018	(12,800)
S&P 500 Index	JPMS	4	USD	(1,056,348)	USD	2,600.00	5/18/2018	(21,040)
S&P 500 Index	JPMS	1	USD	(264,087)	USD	2,610.00	4/20/2018	(3,038)
S&P 500 Index	JPMS	7	USD	(1,848,609)	USD	2,610.00	5/18/2018	(37,961)
S&P 500 Index	JPMS	8	USD	(2,112,696)	USD	2,620.00	5/18/2018	(41,623)
S&P 500 Index	JPMS	4	USD	(1,056,348)	USD	2,625.00	4/20/2018	(16,072)
S&P 500 Index	JPMS	2	USD	(528,174)	USD	2,630.00	4/20/2018	(7,720)
S&P 500 Index	JPMS	4	USD	(1,056,348)	USD	2,640.00	4/20/2018	(17,584)
S&P 500 Index	JPMS	1	USD	(264,087)	USD	2,640.00	5/18/2018	(6,220)
S&P 500 Index	JPMS	1	USD	(264,087)	USD	2,650.00	4/20/2018	(5,150)
S&P 500 Index	JPMS	1	USD	(264,087)	USD	2,655.00	5/18/2018	(6,580)
S&P 500 Index	JPMS	5	USD	(1,320,435)	USD	2,665.00	4/20/2018	(26,750)
S&P 500 Index	JPMS	1	USD	(264,087)	USD	2,680.00	5/18/2018	(7,970)
S&P 500 Index	JPMS	8	USD	(2,112,696)	USD	2,695.00	5/18/2018	(74,439)
U.S. Treasury 10 Year Note	JPMS	19	USD	(1,900,000)	USD	119.50	4/20/2018	(891)
U.S. Treasury 10 Year Note	JPMS	8	USD	(800,000)	USD	120.00	4/20/2018	(750)
U.S. Treasury 10 Year Note	JPMS	18	USD	(1,800,000)	USD	120.50	5/25/2018	(8,438)
U.S. Treasury 10 Year Note	JPMS	18	USD	(1,800,000)	USD	121.00	5/25/2018	(12,094)
U.S. Treasury 10 Year Note	JPMS	9	USD	(900,000)	USD	122.00	5/25/2018	(11,391)

								$(457,726)

Total Written Options Contracts (Premiums Received ($800,741))								$(693,501)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Total return swap contracts outstanding as of March 31, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Australia Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Australian Bank- Bill Swap Reference Rate (“BBR”) plus or minus a specified spread (-0.05%)	Monthly	BANA	06/20/2018	AUD	(745,583)	$19,762
MSCI Spain Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Euro Interbank Offered Rate (“EURIBOR”) plus or minus a specified spread (-0.64%)	Monthly	BANA	06/20/2018	EUR	(316,896)	3,999
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread (-0.17%)	Increases in total return of reference entity	Monthly	BANA	06/25/2018	JPY	947,268,876	60,665
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Stockholm Interbank Offered Rate (“STIBOR”) plus or minus a specified spread (-3.16%)	Monthly	BANA	06/20/2018	SEK	(40,792,929)	92,733
MSCI Switzerland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.66%)	Monthly	BANA	06/20/2018	CHF	(517,048)	7,590
MSCI United Kingdom Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.37%)	Monthly	BANA	06/20/2018	GBP	(344,382)	10,631
Swiss Market Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MSCS	06/15/2018	CHF	(2,321,190)	13,091

								208,471

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Netherlands Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.06%)	Increases in total return of reference entity	Monthly	BANA	06/22/2018	EUR	227	$(5)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-1.17%)	Increases in total return of reference entity	Monthly	BANA	06/22/2018	EUR	1,670,467	(23,360)
MSCI Germany Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-1.04%)	Increases in total return of reference entity	Monthly	BANA	06/22/2018	EUR	908	(24)
MSCI Hong Kong Net Return Index	Decreases in total return of reference entity and pays the Hong Kong Interbank Offered Rate (“HIBOR”) plus or minus a specified spread (0.45%)	Increases in total return of reference entity	Monthly	BANA	06/22/2018	HKD	45,159,270	(158,036)

								(181,425)

								$27,046

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	1	4/2018	EUR	$129,936	$196
Hang Seng Index	19	4/2018	HKD	3,637,481	(37,956)
Australia 10 Year Bond	183	6/2018	AUD	18,218,062	257,134
Australia 3 Year Bond	18	6/2018	AUD	1,536,967	—
Euro-BTP	24	6/2018	EUR	4,098,580	50,646
Euro-Buxl	1	6/2018	EUR	203,492	(720)
Euro-OAT	12	6/2018	EUR	2,282,583	13,935
Euro-Schatz	103	6/2018	EUR	14,191,303	5,106
Japan 10 Year Bond	8	6/2018	JPY	11,335,558	563
MSCI EAFE E-Mini Index	1	6/2018	USD	100,030	(1,248)
NASDAQ 100 E-Mini Index	10	6/2018	USD	1,318,800	(88,000)
Russell 2000 E-Mini Index	7	6/2018	USD	535,920	(20,144)
S&P Midcap 400 E-Mini Index	4	6/2018	USD	753,240	(26,158)
TOPIX Index	18	6/2018	JPY	2,903,717	17,310
U.S. Treasury 10 Year Note	102	6/2018	USD	12,356,344	36,597

					207,261

Short Contracts
CAC 40 10 Euro Index	(67)	4/2018	EUR	(4,249,378)	30,325
IBEX 35 Index	(18)	4/2018	EUR	(2,119,861)	22,277
OMXS30 Index	(14)	4/2018	SEK	(255,527)	(4,563)
Canada 10 Year Bond	(94)	6/2018	CAD	(9,723,584)	(147,790)
DJIA CBOT E-Mini Index	(1)	6/2018	USD	(120,735)	(307)
EURO STOXX 50 Index	(42)	6/2018	EUR	(1,695,585)	(21,417)
Euro-Bobl	(4)	6/2018	EUR	(645,986)	(4,541)
Euro-Bund	(37)	6/2018	EUR	(7,258,314)	(106,862)
FTSE 100 Index	(75)	6/2018	GBP	(7,358,910)	52,979
Long Gilt	(120)	6/2018	GBP	(20,677,975)	(188,275)
Nikkei 225 Index	(2)	6/2018	JPY	(403,365)	(23,095)
S&P 500 E-Mini Index	(117)	6/2018	USD	(15,461,550)	141,760
S&P/TSX 60 Index	(9)	6/2018	CAD	(1,265,805)	1,896
SPI 200 Index	(7)	6/2018	AUD	(770,969)	5,660
U.S. Treasury 2 Year Note	(159)	6/2018	USD	(33,804,891)	(15,912)
U.S. Treasury 5 Year Note	(97)	6/2018	USD	(11,102,711)	(44,506)
U.S. Treasury Long Bond	(17)	6/2018	USD	(2,492,625)	(60,078)
U.S. Treasury Ultra Bond	(7)	6/2018	USD	(1,123,281)	(35,909)

					(398,358)

					$(191,097)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Forward foreign currency contracts outstanding as of March 31, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	2,753,100	USD	2,130,124	CITI	6/20/2018	$9,984
CAD	4,129,650	USD	3,195,189	JPMC	6/20/2018	14,975
EUR	977,486	USD	1,201,641	CITI	6/20/2018	8,201
EUR	1,466,228	USD	1,802,463	JPMC	6/20/2018	12,298
GBP	4,352,725	USD	6,070,343	CITI	6/20/2018	56,833
GBP	6,529,088	USD	9,105,527	JPMC	6/20/2018	85,235
JPY	348,188,600	USD	3,277,417	CITI	6/20/2018	12,118
JPY	522,282,900	USD	4,916,132	JPMC	6/20/2018	18,170
NOK	1,380,742	USD	176,044	CITI	6/20/2018	541
NOK	2,071,115	USD	264,067	JPMC	6/20/2018	810
NZD	399,000	USD	287,870	CITI	6/20/2018	413
NZD	598,500	USD	431,805	JPMC	6/20/2018	620
SGD	8,800	USD	6,694	CITI	6/20/2018	30
SGD	13,200	USD	10,041	JPMC	6/20/2018	45
USD	3,553,106	AUD	4,565,770	CITI	6/20/2018	45,672
USD	5,329,656	AUD	6,848,660	JPMC	6/20/2018	68,502
USD	974,871	CAD	1,239,800	CITI	6/20/2018	11,118
USD	1,462,304	CAD	1,859,700	JPMC	6/20/2018	16,676
USD	12,422,214	CHF	11,597,600	CITI	6/20/2018	208,905
USD	18,634,654	CHF	17,396,400	JPMC	6/20/2018	314,689
USD	10,813	DKK	64,800	CITI	6/20/2018	53
USD	16,219	DKK	97,200	JPMC	6/20/2018	80
USD	826,816	EUR	664,915	CITI	6/20/2018	3,846
USD	1,240,218	EUR	997,369	JPMC	6/20/2018	5,768
USD	599,527	GBP	422,450	CITI	6/20/2018	4,859
USD	899,291	GBP	633,676	JPMC	6/20/2018	7,289
USD	82,341	HKD	642,400	CITI	6/20/2018	275
USD	123,512	HKD	963,600	JPMC	6/20/2018	412
USD	2,592,470	JPY	273,520,800	CITI	6/20/2018	8,363
USD	3,888,700	JPY	410,281,200	JPMC	6/20/2018	12,541
USD	1,114,957	NOK	8,682,514	CITI	6/20/2018	4,538
USD	1,672,434	NOK	13,023,770	JPMC	6/20/2018	6,805
USD	2,986,736	NZD	4,099,200	CITI	6/20/2018	25,006
USD	4,480,098	NZD	6,148,800	JPMC	6/20/2018	37,505
USD	2,513,748	SEK	20,465,598	CITI	6/20/2018	48,149
USD	3,770,618	SEK	30,698,402	JPMC	6/20/2018	72,219

Total unrealized appreciation						1,123,543

AUD	3,093,774	USD	2,420,514	CITI	6/20/2018	(43,873)
AUD	4,640,656	USD	3,630,771	JPMC	6/20/2018	(65,812)
CAD	10,797,100	USD	8,496,511	CITI	6/20/2018	(103,436)
CAD	16,195,650	USD	12,744,783	JPMC	6/20/2018	(155,180)
CHF	228,800	USD	243,786	CITI	6/20/2018	(2,839)
CHF	343,200	USD	365,679	JPMC	6/20/2018	(4,259)
DKK	12,400	USD	2,073	CITI	6/20/2018	(14)
DKK	18,600	USD	3,109	JPMC	6/20/2018	(20)
EUR	6,862,860	USD	8,526,824	CITI	6/20/2018	(32,614)
EUR	10,294,282	USD	12,790,241	JPMC	6/20/2018	(48,935)
GBP	930,975	USD	1,319,193	CITI	6/20/2018	(8,692)
GBP	1,396,462	USD	1,978,791	JPMC	6/20/2018	(13,042)
HKD	505,600	USD	64,748	CITI	6/20/2018	(158)
HKD	758,400	USD	97,122	JPMC	6/20/2018	(237)
JPY	389,989,400	USD	3,707,590	CITI	6/20/2018	(23,138)
JPY	584,984,100	USD	5,561,392	JPMC	6/20/2018	(34,715)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
NOK	7,883,942	USD	1,019,629	CITI	6/20/2018	$(11,344)
NOK	11,825,915	USD	1,529,446	JPMC	6/20/2018	(17,009)
NZD	2,540,600	USD	1,857,149	CITI	6/20/2018	(21,530)
NZD	3,810,900	USD	2,785,728	JPMC	6/20/2018	(32,297)
SEK	1,937,200	USD	236,912	CITI	6/20/2018	(3,527)
SEK	2,905,800	USD	355,368	JPMC	6/20/2018	(5,291)
SGD	7,600	USD	5,817	CITI	6/20/2018	(10)
SGD	11,400	USD	8,726	JPMC	6/20/2018	(15)
USD	180,975	AUD	236,400	CITI	6/20/2018	(628)
USD	271,462	AUD	354,600	JPMC	6/20/2018	(942)
USD	1,450,538	CAD	1,880,400	CITI	6/20/2018	(11,181)
USD	2,175,805	CAD	2,820,600	JPMC	6/20/2018	(16,775)
USD	113,508	EUR	92,229	CITI	6/20/2018	(644)
USD	170,262	EUR	138,343	JPMC	6/20/2018	(967)
USD	1,468,976	GBP	1,052,850	CITI	6/20/2018	(13,083)
USD	2,203,460	GBP	1,579,274	JPMC	6/20/2018	(19,628)
USD	1,530,925	JPY	162,540,400	CITI	6/20/2018	(4,685)
USD	2,296,385	JPY	243,810,600	JPMC	6/20/2018	(7,032)
USD	839,892	NOK	6,592,172	CITI	6/20/2018	(3,191)
USD	1,259,836	NOK	9,888,258	JPMC	6/20/2018	(4,788)
USD	214,209	NZD	297,600	CITI	6/20/2018	(810)
USD	321,313	NZD	446,400	JPMC	6/20/2018	(1,218)
USD	78,721	SEK	654,000	CITI	6/20/2018	(70)
USD	118,082	SEK	981,000	JPMC	6/20/2018	(105)

Total unrealized depreciation						(713,734)

Net unrealized appreciation						$409,809

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR ALTERNATIVE RISK PREMIA FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$2,040,000	$—	$2,040,000

BARC
Cash	—	1,007,782	1,007,782

CITI
Cash	240,000	—	240,000

GSCO
Cash	—	322,932	322,932

JPMC
Cash	820,000	—	820,000

JPMS
Cash	—	6,293,843	6,293,843

MSCS
Cash	308,880	—	308,880

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 131.2%

COMMON STOCKS - 33.7%
Banks - 0.1%
Patriot National Bancorp, Inc. (3)(a)	34,447	652,785

Capital Markets - 27.7%
Alignvest Acquisition II Corp., Class A (Canada) *	350,000	2,648,737
Big Rock Partners Acquisition Corp. (2)*	200,000	1,952,000
Bison Capital Acquisition Corp. (China) *	150,000	1,491,000
Black Ridge Acquisition Corp. (2)*	210,000	2,034,900
Cannabis Strategies Acquisition Corp., Class A (Canada) (2)*	250,000	1,845,384
CM Seven Star Acquisition Corp. (Hong Kong) *	250,000	2,435,000
Constellation Alpha Capital Corp. (2)*	649,500	6,410,565
DFB Healthcare Acquisitions Corp. (2)*	400,000	4,020,000
Draper Oakwood Technology Acquisition, Inc., Class A *	150,000	1,483,500
DWS Group GmbH & Co. KGaA (Germany) (2)*(b)	1,000	38,747
FinTech Acquisition Corp. II *	150,000	1,491,000
GigCapital, Inc. (2)*	375,000	3,637,500
Gordon Pointe Acquisition Corp. *	245,960	2,545,686
Haymaker Acquisition Corp., Class A (2)*	399,960	3,819,618
Hennessy Capital Acquisition Corp. III *	400,000	3,960,000
I-AM Capital Acquisition Co. (2)*	225,000	2,238,750
Industrea Acquisition Corp., Class A *	400,000	3,924,000
Jensyn Acquisition Corp. (2)*	69,000	715,530
Kayne Anderson Acquisition Corp., Class A *	250,000	2,447,500
Legacy Acquisition Corp., Class A *	500,000	4,795,000
Leisure Acquisition Corp. (2)*	500,000	4,785,000
Leo Holdings Corp. (United Kingdom) *	500,000	5,000,000
Modern Media Acquisition Corp. *(c)	595,031	5,908,658
MTech Acquisition Corp. (2)*	125,000	1,268,750
Mudrick Capital Acquisition Corp. (2)*	500,000	5,075,000
National Energy Services Reunited Corp. (2)*	897,500	8,912,175
Nebula Acquisition Corp., Class A (2)*	139,998	1,350,981
One Madison Corp., Class A *	500,000	4,800,000
Opes Acquisition Corp. (Mexico) *	250,000	2,422,500
Osprey Energy Acquisition Corp. *	400,000	3,848,000
Pensare Acquisition Corp. *	850,000	8,262,000
Platinum Eagle Acquisition Corp. (2)*	159,999	1,535,990
PROMECAP Acquisition Co. SAB de CV (Mexico) (2)*	400,000	4,090,869
Regalwood Global Energy Ltd., Class A *	500,001	4,850,010
Sentinel Energy Services, Inc. *	133,320	1,322,534
Stellar Acquisition III, Inc. (Greece) *(c)	198,700	2,054,558
Tiberius Acquisition Corp. (2)*	235,000	2,352,350
Union Acquisition Corp. *	250,000	2,395,000

		124,168,792

INVESTMENTS	SHARES	VALUE ($)
Chemicals - 0.0% (d)
Elkem ASA (Norway) *(b)	15,000	57,694

Commercial Services & Supplies - 0.1%
ADT, Inc.	50,000	396,500

Diversified Consumer Services - 0.0% (d)
Education Management Corp. (3)*(a)(c)	8,615,228	32,738

Diversified Financial Services - 1.0%
2017 Mandatory Exchangeable Trust (2)*(e)	18,425	2,268,118
PNBK Holdings LLC, Class A (3)*(a)	2,090,900	1,625,549
PNBK Holdings LLC, Class B (3)*(a)	3,218	—
Rescap Liquidating Trust *	125,811	641,636

		4,535,303

Energy Equipment & Services - 0.1%
Cactus, Inc., Class A *	5,000	134,650
FTS International, Inc. *	10,000	183,900
Liberty Oilfield Services, Inc., Class A *	5,000	84,450
Nine Energy Service, Inc. *	10,000	243,500

		646,500

Equity Real Estate Investment Trusts (REITs) - 0.6%
Industrial Logistics Properties Trust *	50,000	1,017,000
JBG SMITH Properties	13,274	447,466
Park Hotels & Resorts, Inc.	15,579	420,945
Quality Care Properties, Inc. *	35,489	689,551

		2,574,962

Health Care Equipment & Supplies - 0.0%
China Medical Technologies, Inc., ADR (China) (3)*(a)	4,931	—

Health Care Providers & Services - 0.0%
Rotech Healthcare, Inc. (3)*(a)	16,828	—

Hotels, Restaurants & Leisure - 0.8%
Panera Bread Co., Class A (3)*(a)	10,533	3,357,335
Yum China Holdings, Inc. (China) (e)	3,948	163,842

		3,521,177

Household Durables - 0.0% (d)
GoPro, Inc., Class A *(e)	21,297	102,013

Internet & Direct Marketing Retail - 0.2%
Booking Holdings, Inc. *(e)	298	619,956
Expedia Group, Inc. (e)	1,372	151,483

		771,439

Internet Software & Services - 0.3%
Aspire Holdings Ltd., Class B (China) (3)*(a)	834,158	8
Cardlytics, Inc. *	7,500	109,725
Dropbox, Inc., Class A *	15,000	468,750
FriendFinder Networks, Inc. (3)*(a)	6,483	8,310
VeriSign, Inc. *	7,899	936,506

		1,523,299

IT Services - 0.3%
Blackhawk Network Holdings, Inc. *(e)	53	2,369
ConvergeOne Holdings, Inc. *	85,800	792,792
Pagseguro Digital Ltd., Class A (Brazil) *	10,000	383,200

		1,178,361

Machinery - 0.1%
Gates Industrial Corp. plc *(e)	15,000	262,650

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)
Media - 0.1%
China Networks International Holdings Ltd. (3)*(a)	2,287,278	11,116
Discovery Communications, Inc., Class C*	8,412	164,202
DISH Network Corp., Class A *(e)	1,405	53,235
iQIYI, Inc., ADR (China) *	15,000	233,250

		461,803

Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. *(e)	43,457	290,727
Quicksilver Resources, Inc. (3)*(a)	14,730	174,616

		465,343

Pharmaceuticals - 0.8%
Allergan plc (e)	20,052	3,374,551

Raod & Rail - 0.0%
Jack Cooper Holdings Corp. (Non-Voting), Class B (3)*(a)	2,223	—

Semiconductors & Semiconductor Equipment - 0.4%
NXP Semiconductors NV (Netherlands) *	14,361	1,680,237

Software - 0.8%
Micro Focus International plc, ADR (United Kingdom)	37,665	528,816
Proofpoint, Inc. *(e)	24,852	2,824,430
Zscaler, Inc. *	5,000	140,350

		3,493,596

Specialty Retail - 0.0% (d)
Hudson Ltd., Class A (United Kingdom) *(e)	10,000	159,100

Technology Hardware, Storage & Peripherals - 0.0% (d)
Borqs Technologies, Inc. (China) *	12,519	108,915

Trading Companies & Distributors - 0.0% (d)
AM Castle & Co. (3)*(a)	8,695	28,471

Wireless Telecommunication Services - 0.2%
Cleveland Unlimited (3)*(a)	1	765,724

TOTAL COMMON STOCKS (Cost $156,090,728)		150,961,953

PREFERRED STOCKS - 0.5%

Banks - 0.2%
First Banks, Inc., Series C (3)*(a)	2,458	655,465

Thrifts & Mortgage Finance - 0.3%
FHLMC, Series W, 5.66%, 6/1/2018 (2)*(f)	29,460	131,097
FHLMC, Series V, 5.57%, 6/1/2018 *(f)	83,409	379,511
FHLMC, Series Z, 8.38%, 12/31/2022 *(f)(g)	45,876	263,787
FHLMC, Series X, 6.02%, 6/1/2018 *(f)	47,843	217,207
FNMA, Series S, 8.25%, 12/31/2020 *(f)(g)	77,876	447,787

		1,439,389

TOTAL PREFERRED STOCKS (Cost $3,488,136)		2,094,854

INVESTMENTS	SHARES	VALUE ($)
CONVERTIBLE PREFERRED STOCKS - 5.7%

Capital Markets - 3.0%
Mandatory Exchangeable Trust (China) $100 par, 5.75%, 6/3/2019 (2)(b)(e)	56,586	11,688,206
Virtus Investment Partners, Inc.
Series D, $100 par, 7.25%, 2/1/2020 (2)(e)	17,975	1,900,078

		13,588,284

Equity Real Estate Investment Trusts (REITs) - 0.9%
Welltower, Inc.
Series I, $50 par, 6.50%, 12/31/2049 (2)(e)(f)	68,575	3,828,474

Food Products - 1.0%
Bunge Ltd.
$100 par, 4.88%, 12/31/2049 (2)(e)(f)	42,625	4,619,454

Insurance - 0.4%
Assurant, Inc.
Series D, $100 par, 6.50%, 3/15/2021 *(e)	17,525	1,825,229

Machinery - 0.1%
Rexnord Corp.
Series A, $50 par, 5.75%, 11/15/2019 (2)(e)	4,975	320,091

Multi-Utilities - 0.1%
Sempra Energy
Series A, $100 par, 6 .00%, 1/15/2021 (2)(e)	5,500	561,067

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp.
Series A, $1,000 par, 5.50%, 12/31/2049 (2)*(e)(f)(h)	844	1,077,377

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,590,163)		25,819,976

CLOSED END FUNDS - 3.8%
Alliance California Municipal Income Fund, Inc.	25,727	326,476
AllianceBernstein National Municipal Income Fund, Inc.	23,217	290,445
BlackRock California Municipal Income Trust	26,742	347,379
BlackRock Credit Allocation Income Trust	3,116	39,480
BlackRock Investment Quality Municipal Trust, Inc.	17,259	236,966
BlackRock Long-Term Municipal Advantage Trust	5,697	64,490
BlackRock Muni Intermediate Duration Fund, Inc.	29,380	385,172
BlackRock Municipal 2030 Target Term Trust	15,930	339,468
BlackRock Municipal Bond Trust	12,411	177,601
BlackRock Municipal Income Investment Quality Trust	2,173	30,270
BlackRock Municipal Income Quality Trust	16,689	219,460
BlackRock Municipal Income Trust	4,117	53,068
BlackRock Municipal Income Trust II	5,175	69,397
BlackRock MuniEnhanced Fund, Inc.	8,512	90,482

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)

CLOSED END FUNDS - 3.8% (continued)
BlackRock MuniHoldings California Quality Fund, Inc.	17,398	229,480
BlackRock MuniHoldings Fund II, Inc.	6,341	88,140
BlackRock MuniHoldings Fund, Inc.	2,222	33,819
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	19,527	261,466
BlackRock MuniHoldings New York Quality Fund, Inc.	20,014	251,576
BlackRock MuniHoldings Quality Fund II, Inc.	5,188	63,553
BlackRock MuniHoldings Quality Fund, Inc.	3,227	40,402
BlackRock MuniYield California Fund, Inc.	6,636	88,458
BlackRock MuniYield California Quality Fund, Inc.	19,456	259,154
BlackRock MuniYield Fund, Inc.	1,299	17,368
BlackRock MuniYield Investment Quality Fund	343	4,521
BlackRock MuniYield Michigan Quality Fund, Inc.	10,923	145,167
BlackRock MuniYield New Jersey Fund, Inc.	700	9,772
BlackRock MuniYield New York Quality Fund, Inc.	28,547	343,991
BlackRock MuniYield Pennsylvania Quality Fund	11,644	160,454
BlackRock MuniYield Quality Fund II, Inc.	15,355	186,103
BlackRock MuniYield Quality Fund III, Inc.	16,437	207,764
BlackRock MuniYield Quality Fund, Inc.	5,783	81,367
BlackRock New Jersey Municipal Income Trust	1,921	27,009
BlackRock New York Municipal Income Trust	6,660	87,046
BlackRock Taxable Municipal Bond Trust	9,013	202,973
Delaware Investments Minnesota Municipal Income Fund II, Inc.	10,855	137,099
Deutsche Municipal Income Trust	18,725	209,720
Deutsche Strategic Municipal Income Trust	9,094	99,943
Dividend and Income Fund	21,109	265,129
Dreyfus Municipal Bond Infrastructure Fund, Inc.	20,120	247,275
Dreyfus Municipal Income, Inc.	5,539	44,755
Dreyfus Strategic Municipal Bond Fund, Inc.	4,749	36,140
Dreyfus Strategic Municipals, Inc.	12,193	94,008
DTF Tax-Free Income, Inc.	17,149	228,253
Eaton Vance California Municipal Bond Fund	8,515	87,364
Eaton Vance Municipal Bond Fund	19,720	233,090
Eaton Vance Municipal Bond Fund II	12,791	149,271
Eaton Vance Municipal Income 2028 Term Trust	284	5,382
Eaton Vance Municipal Income Trust	26,601	311,498
Eaton Vance New York Municipal Bond Fund	13,998	160,977
Federated Premier Municipal Income Fund	12,832	171,435
Gabelli Healthcare & WellnessRx Trust (The)	977	9,281
Guggenheim Taxable Municipal Managed Duration Trust	3,300	70,950
Invesco Advantage Municipal Income Trust II	16,441	174,439
Invesco California Value Municipal Income Trust	12,117	141,405
Invesco High Income Trust II	357	4,952
Invesco Municipal Opportunity Trust	34,071	399,312
Invesco Municipal Trust	17,675	206,621
Invesco Pennsylvania Value Municipal Income Trust	27,335	321,186
Invesco Quality Municipal Income Trust	26,609	316,647
Invesco Trust for Investment Grade Municipals	14,563	177,960

INVESTMENTS	SHARES	VALUE ($)

CLOSED END FUNDS - 3.8% (continued)
Invesco Trust for Investment Grade New York Municipals	1,740	22,307
Invesco Value Municipal Income Trust	30,342	440,566
Ivy High Income Opportunities Fund	1,065	15,102
MFS High Income Municipal Trust	1,285	6,322
MFS Investment Grade Municipal Trust	4,670	43,851
MFS Municipal Income Trust	26,654	173,784
Neuberger Berman High Yield Strategies Fund, Inc.	8,223	91,604
Neuberger Berman Intermediate Municipal Fund, Inc.	4,713	64,898
Nuveen AMT-Free Municipal Credit Income Fund	13,111	190,241
Nuveen AMT-Free Quality Municipal Income Fund	25,085	326,105
Nuveen California AMT-Free Quality Municipal Income Fund	9,340	126,464
Nuveen California Municipal Value Fund, Inc.	2,648	24,653
Nuveen California Quality Municipal Income Fund	29,080	389,381
Nuveen Connecticut Quality Municipal Income Fund	26,387	304,242
Nuveen Enhanced Municipal Value Fund	5,793	77,279
Nuveen Georgia Quality Municipal Income Fund	9,186	105,915
Nuveen Intermediate Duration Municipal Term Fund	15,282	191,942
Nuveen Intermediate Duration Quality Municipal Term Fund	8,904	111,834
Nuveen Maryland Quality Municipal Income Fund	20,185	243,835
Nuveen Massachusetts Quality Municipal Income Fund	599	7,787
Nuveen Michigan Quality Municipal Income Fund	19,636	248,788
Nuveen Municipal Credit Income Fund	13,022	184,131
Nuveen Municipal Value Fund, Inc.	3,800	35,986
Nuveen New Jersey Quality Municipal Income Fund	25,011	326,393
Nuveen New York AMT-Free Quality Municipal Income Fund	26,229	318,945
Nuveen New York Municipal Value Fund, Inc.	549	5,045
Nuveen New York Quality Municipal Income Fund	14,068	178,523
Nuveen North Carolina Quality Municipal Income Fund	18,415	225,768
Nuveen Ohio Quality Municipal Income Fund	16,049	220,032
Nuveen Pennsylvania Quality Municipal Income Fund	21,618	270,657
Nuveen Quality Municipal Income Fund	30,150	396,171
Nuveen Select Maturities Municipal Fund	1,591	15,369
Nuveen Select Tax-Free Income Portfolio	2,924	40,994
Nuveen Select Tax-Free Income3 Portfolio	4,219	60,036
Nuveen Texas Quality Municipal Income Fund	2,286	30,152
Nuveen Virginia Quality Municipal Income Fund	26,595	328,714
Pioneer Municipal High Income Advantage Trust	7,069	75,780
Pioneer Municipal High Income Trust	20,346	228,892

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)

CLOSED END FUNDS - 3.8% (continued)
Prudential Global Short Duration High Yield Fund, Inc.	9,511	132,013
Putnam Managed Municipal Income Trust	28,357	202,469
Putnam Municipal Opportunities Trust	13,439	156,699
Templeton Global Income Fund	9,557	61,069
Western Asset Global High Income Fund, Inc.	1,800	16,938
Western Asset Intermediate Muni Fund, Inc.	20,515	177,250
Western Asset Municipal High Income Fund, Inc.	12,575	90,414
Western Asset Municipal Partners Fund, Inc.	12,440	178,265

TOTAL CLOSED END FUNDS (Cost $17,727,198)		16,927,434

	PRINCIPAL AMOUNT ($)
CORPORATE BONDS - 6.2%
Aerospace & Defense - 0.4%
Orbital ATK, Inc. 5.25%, 10/1/2021 (2)	1,550,000	1,582,938

Auto Components - 0.0%
Exide Technologies 8.63%, 2/1/2028 (3)(a)(i)	33,550,000	—

Automobiles - 0.2%
General Motors Co. 3.50%, 10/2/2018 (2)	725,000	726,062

Banks - 0.2%
CIT Group, Inc. 3.88%, 2/19/2019 (2)	1,000,000	1,006,000
Washington Mutual, Inc. Escrow 0.00%, 9/29/2017 (2)	5,000,000	47,500

		1,053,500

Chemicals - 1.2%
Momentive Performance Materials USA, Inc. 8.88%, 10/15/2020 (3)(a)(i)	13,550,000	—
Momentive Performance Materials, Inc. 3.88%, 10/24/2021 (2)	5,000,000	5,226,500

		5,226,500

Consumer Finance - 0.4%
General Motors Financial Co., Inc. 3.10%, 1/15/2019 (2)	1,000,000	1,001,077
2.40%, 5/9/2019 (2)	1,000,000	994,960

		1,996,037

Diversified Financial Services - 0.8%
Nationstar Mortgage LLC 7.88%, 10/1/2020 (2)	967,000	986,340
6.50%, 7/1/2021 (2)	2,600,000	2,639,000

		3,625,340

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

Electrical Equipment - 0.2%
General Cable Corp. 5.75%, 10/1/2022 (2)		1,025,000	1,051,906

Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp. 3.40%, 2/15/2019 (2)		100,000	100,357
Realty Income Corp. 3.88%, 4/15/2025 (2)		1,000,000	996,835

			1,097,192

Food & Staples Retailing - 1.1%
Rite Aid Corp. 9.25%, 3/15/2020 (2)		3,280,000	3,284,920
6.13%, 4/1/2023 (2)(b)		1,546,000	1,557,595

			4,842,515

Health Care Providers & Services - 0.1%
HCA, Inc. 3.75%, 3/15/2019 (2)		500,000	501,900

Household Durables - 0.3%
DR Horton, Inc. 3.75%, 3/1/2019 (2)		500,000	502,294
Lennar Corp. 6.95%, 6/1/2018 (2)		500,000	502,500
Steinhoff Europe AG (Austria) 1.88%, 1/24/2025 (2)(j)	EUR	400,000	282,893

			1,287,687

Media - 0.0% (d)
iHeartCommunications, Inc. 14.00%, 2/1/2021 (2)(i)		1,010,000	148,975
QUEBECOR 10.00%, 8/1/2020 (3)(a)(i)		6,325,000	—

			148,975

Oil, Gas & Consumable Fuels - 0.5%
Black Elk Energy Escrow 13.75%, 12/1/2015 (3)(a)		2,833,436	—
Colonial Pipeline Co. 4.25%, 4/15/2048 (2)(b)		1,000,000	998,895
GCB144A ENERGY FUTURE 11.25%, 12/1/2018 (2)		1,000,000	180,000
NSA Bondco Ltd. (Norway) 12.00%, 8/31/2020 (3)(a)(h)(i)		2,774,454	666,249
Penn Virginia Corp. Escrow 7.25%, 4/15/2019 (3)(a)(i)		13,829,000	2
8.50%, 5/1/2020 (3)(a)(i)		43,585,000	4
RSP Permian, Inc. 6.63%, 10/1/2022 (2)		300,000	313,497

			2,158,647

Pharmaceuticals - 0.2%
Concordia International Corp. (Canada) 9.00%, 4/1/2022 (2)(b)		850,000	769,250

Semiconductors & Semiconductor Equipment - 0.1%
SunEdison, Inc. 2.00%, 10/1/2018 (3)(a)(i)		16,350,000	338,519

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Semiconductors & Semiconductor Equipment - 0.1% (continued)
2.75%, 1/1/2021 (3)(a)(i)	4,400,000	91,100

		429,619

Specialty Retail - 0.3%
Guitar Center, Inc. 6.50%, 4/15/2019 (2)(b)	1,000,000	996,000
Rent-A-Center, Inc. 4.75%, 5/1/2021 (2)	200,000	177,000
RS Legacy Corp. 6.75%, 5/15/2019 (3)(a)(i)	6,230,000	—

		1,173,000

TOTAL CORPORATE BONDS (Cost $61,124,022)		27,671,068

CONVERTIBLE BONDS - 38.4%
Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc. 1.88%, 6/1/2024 (2)(e)	1,175,000	1,398,699

Auto Components - 0.0% (d)
Exide Technologies
(ICE LIBOR USD 3 Month - 1.50%), 0.00%, 9/18/2013 (3)(a)(i)(k)	650,000	1

Automobiles - 0.2%
Tesla, Inc. 2.38%, 3/15/2022 (2)(e)	875,000	911,491

Biotechnology - 0.8%
AMAG Pharmaceuticals, Inc. 3.25%, 6/1/2022 (2)(e)	1,600,000	1,648,039
PDL BioPharma, Inc. 2.75%, 12/1/2021 (2)(e)	1,850,000	1,883,259

		3,531,298

Capital Markets - 2.1%
Deutsche Bank AG (Germany) 1.00%, 5/1/2023 (2)(e)	2,975,000	3,020,072
GAIN Capital Holdings, Inc. 5.00%, 8/15/2022 (2)(b)(e)	1,775,000	2,001,749
Hercules Capital, Inc. 4.38%, 2/1/2022 (2)(e)	1,350,000	1,365,938
Prospect Capital Corp. 4.95%, 7/15/2022 (2)(e)	1,400,000	1,396,749
TPG Specialty Lending, Inc. 4.50%, 8/1/2022 (2)	1,800,000	1,838,340

		9,622,848

Communications Equipment - 0.0% (d)
Nortel Networks Corp. (Canada) 1.75%, 12/31/2018 (3)(a)(i)	3,000,000	90,000

Construction & Engineering - 0.4%
Tutor Perini Corp. 2.88%, 6/15/2021 (2)(e)	1,500,000	1,580,372

Consumer Finance - 1.3%
Encore Capital Group, Inc. 3.25%, 3/15/2022 (2)(e)	1,975,000	2,299,887
EZCORP, Inc. 2.12%, 6/15/2019 (2)(e)	3,525,000	3,706,203

		6,006,090

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)

Diversified Consumer Services - 0.2%
Chegg, Inc. 0.25%, 5/15/2023 (2)(b)		875,000	897,139

Diversified Financial Services - 0.5%
Element Fleet Management Corp. (Canada) 5.13%, 6/30/2019 (2)(b)(e)	CAD	2,783,000	2,119,322

Electrical Equipment - 0.4%
General Cable Corp. 4.50%, 11/15/2029 (2)(e)(l)		800,000	844,400
Plug Power, Inc. 5.50%, 3/15/2023 (2)(b)(e)		1,100,000	1,089,815

			1,934,215

Electronic Equipment, Instruments & Components - 2.9%
Knowles Corp. 3.25%, 11/1/2021 (2)(e)		1,750,000	1,817,868
Vishay Intertechnology, Inc. 2.25%, 11/15/2040 (2)(e)		7,702,000	11,312,844

			13,130,712

Energy Equipment & Services - 1.0%
Ensco Jersey Finance Ltd. 3.00%, 1/31/2024 (2)(e)		150,000	119,813
Helix Energy Solutions Group, Inc. 4.13%, 9/15/2023 (2)(e)		1,125,000	1,134,026
SEACOR Holdings, Inc. 2.50%, 12/15/2027 (2)(e)		1,150,000	1,203,323
Weatherford International Ltd. 5.88%, 7/1/2021 (2)(e)		2,025,000	1,815,285

			4,272,447

Equity Real Estate Investment Trusts (REITs) - 0.7%
iStar, Inc. 3.13%, 9/15/2022 (2)(b)(e)		575,000	547,122
Spirit Realty Capital, Inc. 2.88%, 5/15/2019 (2)(e)		2,675,000	2,661,464

			3,208,586

Health Care Equipment & Supplies - 0.7%
China Medical Technologies, Inc. (China) 4.00%, 8/15/2013 (3)(a)(i)		250,000	—
6.25%, 12/15/2016 (3)(a)(b)(i)		2,625,000	—
Invacare Corp. 4.50%, 6/1/2022 (2)(b)(e)		2,550,000	3,259,219

			3,259,219

Health Care Providers & Services - 0.9%
Anthem, Inc. 2.75%, 10/15/2042 (2)(e)		1,279,000	3,852,430

Household Durables - 0.4%
CalAtlantic Group, Inc. 1.63%, 5/15/2018 (2)		475,000	791,055
GoPro, Inc. 3.50%, 4/15/2022 (2)(b)(e)		1,000,000	815,441

			1,606,496

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Independent Power and Renewable Electricity Producers - 0.5%
NRG Yield, Inc. 3.50%, 2/1/2019 (2)(b)(e)	2,250,000	2,236,183

Insurance - 0.5%
AmTrust Financial Services, Inc. 2.75%, 12/15/2044 (2)(e)	1,500,000	1,346,100
HCI Group, Inc. 4.25%, 3/1/2037 (2)(b)(e)	1,175,000	1,076,770

		2,422,870

Internet Software & Services - 1.9%
Etsy, Inc. 0.00%, 3/1/2023 (2)(b)(e)	800,000	826,960
Pandora Media, Inc. 1.75%, 12/1/2020 (2)(e)	1,595,000	1,452,456
Quotient Technology, Inc. 1.75%, 12/1/2022 (2)(b)(e)	800,000	828,061
VeriSign, Inc. 4.86%, 8/15/2037 (2)(e)	1,510,000	5,203,158

		8,310,635

IT Services - 0.5%
Blackhawk Network Holdings, Inc. 1.50%, 1/15/2022 (2)(e)	1,325,000	1,461,640
Euronet Worldwide, Inc. 1.50%, 10/1/2044 (2)(e)	600,000	707,498

		2,169,138

Leisure Products - 0.8%
JAKKS Pacific, Inc. 4.88%, 6/1/2020 (2)(b)(e)	4,425,000	3,707,384

Media - 0.3%
Liberty Media Corp. 2.13%, 3/31/2048 (2)(b)(e)	1,475,000	1,454,940

Metals & Mining - 1.4%
Allegheny Technologies, Inc. 4.75%, 7/1/2022 (2)(e)	2,700,000	4,920,610
Cleveland-Cliffs, Inc. 1.50%, 1/15/2025 (2)(e)	850,000	917,223
Endeavour Mining Corp. (Monaco) 3.00%, 2/15/2023 (2)(b)(e)	350,000	365,085
Jaguar Mining, Inc. 10.00%, 6/1/2018 (3)(a)(i)	310,000	—

		6,202,918

Mortgage Real Estate Investment Trusts (REITs) - 1.7%
Apollo Commercial Real Estate Finance, Inc. 4.75%, 8/23/2022 (2)(e)	775,000	773,830
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022 (2)(e)	1,250,000	1,227,625
4.75%, 3/15/2023 (2)(e)	1,800,000	1,767,780
New York Mortgage Trust, Inc. 6.25%, 1/15/2022 (2)(e)	1,350,000	1,365,954
Redwood Trust, Inc. 4.75%, 8/15/2023 (2)(e)	1,900,000	1,841,670
Resource Capital Corp. 4.50%, 8/15/2022 (2)(e)	600,000	580,440

		7,557,299

Oil, Gas & Consumable Fuels - 2.2%
Aegean Marine Petroleum Network, Inc. (Greece) 4.25%, 12/15/2021 (2)	375,000	230,692
Alpha Natural Resources, Inc. 4.88%, 12/15/2020 (3)(a)(i)	800,000	—

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Oil, Gas & Consumable Fuels - 2.2% (continued)
Amyris, Inc. 9.50%, 4/15/2019 (2)(e)	6,461,000	5,875,704
Chesapeake Energy Corp. 5.50%, 9/15/2026 (2)(e)	1,400,000	1,205,540
Emerald Oil, Inc. 2.00%, 4/1/2019 (3)(a)(b)(i)	1,600,000	—
Gold Point Energy Corp. 4.50%, 5/1/2015 (3)(a)(i)	1,140,000	—
Ship Finance International Ltd. (Norway) 5.75%, 10/15/2021 (2)(e)	2,600,000	2,622,360

		9,934,296

Personal Products - 0.1%
Herbalife Ltd. 2.63%, 3/15/2024 (2)(b)(e)	300,000	300,302

Pharmaceuticals - 2.0%
Corium International, Inc. 5.00%, 3/15/2025 (2)(b)(e)	1,475,000	1,453,179
Impax Laboratories, Inc. 2.00%, 6/15/2022 (2)(e)	4,575,000	4,530,774
Impax Laboratories, Inc. Escrow 2.00%, 6/15/2022 (3)(a)(i)	1,575,000	—
Innoviva, Inc. 2.13%, 1/15/2023 (2)(e)	1,475,000	1,578,856
2.50%, 8/15/2025 (2)(b)(e)	1,000,000	1,170,561

		8,733,370

Semiconductors & Semiconductor Equipment - 12.3%
GT Advanced Technologies, Inc. 3.00%, 10/1/2017 (3)(a)(i)	2,650,000	—
Inphi Corp. 1.13%, 12/1/2020 (2)(e)	900,000	940,081
Intel Corp. 3.25%, 8/1/2039 (2)(e)	14,450,000	35,943,652
Microchip Technology, Inc. 2.25%, 2/15/2037 (2)(e)	1,851,000	2,205,004
Novellus Systems, Inc. 2.63%, 5/15/2041 (2)(e)	2,500,000	15,132,275
SunEdison, Inc. 0.25%, 1/15/2020 (3)(a)(i)	575,000	11,905
Synaptics, Inc. 0.50%, 6/15/2022 (2)(b)(e)	925,000	872,391

		55,105,308

Software - 0.4%
PROS Holdings, Inc. 2.00%, 6/1/2047 (2)(b)(e)	1,875,000	1,797,563

Tobacco - 1.0%
Vector Group Ltd. 2.50%, 1/15/2019 (2)(e)(g)	3,125,000	4,468,731

Trading Companies & Distributors - 0.0% (d)
AM Castle & Co. 5.00%, 8/31/2022 (3)(a)(b)(e)(h)(i)	92,695	83,883

TOTAL CONVERTIBLE BONDS (Cost $144,367,286)		171,906,185

LOAN PARTICIPATIONS - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Southcross Energy Partners LP
(ICE LIBOR USD 3 Month + 4.25%), 6.55%, 8/4/2021 (2)(k) (Cost $6,228,018)	6,311,172	6,221,238

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF RIGHTS	VALUE ($)

RIGHTS - 0.7%
Banks - 0.0% (d)
EFG International Finance Guernsey Ltd. (Switzerland) (3)*(a)	283,523	2,835

Biotechnology - 0.1%
Ambit Biosciences Corp., CVR (3)*(a)	146,272	180,707
Chelsea Therapeutics, Inc., CVR (Denmark) (3)*(a)	4,668,137	47
Tobira Therapeutics, Inc., CVR (3)*(a)	11,880	81,367

		262,121

Capital Markets - 0.6%
Barington/Hilco Acquisition Corp. *(c)	487,260	170,054
Big Rock Partners Acquisition Corp., expiring 12/1/2022 (2)*	200,000	84,000
Bison Capital Acquisition Corp., expiring 12/31/2049 (China) *	150,000	60,600
Black Ridge Acquisition Corp., expiring 11/16/2020 *	210,000	63,000
Cannabis Strategies Acquisition Corp., expiring 12/29/2018 (Canada) *	250,000	102,844
CM Seven Star Acquisition Corp., expiring 12/31/2019 (Hong Kong) (2)*	250,000	80,000
Constellation Alpha Capital Corp., expiring 12/31/2049 *	700,000	252,000
Draper Oakwood Technology Acquisition, Inc., expiring 9/30/2022 *	150,000	85,500
GigCapital, Inc., expiring 2/15/2018 (2) *	375,000	142,500
I-AM Capital Acquisition Co., expiring 5/22/2019 (3)*(a)	225,000	79,155
Jensyn Acquisition Corp., expiring 3/7/2021 (2)*	174,000	81,780
KBL Merger Corp. IV, expiring 3/6/2019 *(c)	1,000,000	350,000
Modern Media Acquisition Corp., expiring 12/31/2022 (2)*(c)	1,700,000	680,000
Origo Acquisition Corp. (3)*(a)(c)	315,500	31,550
Pensare Acquisition Corp., expiring 8/8/2022 (3)*(a)	1,000,000	490,000
Union Acquisition Corp., expiring 12/2/2018*	250,000	85,000

		2,837,983

Electronic Equipment, Instruments & Components - 0.0%
Gerber Scientific, Inc., CVR (3)*(a)	879,944	—

Health Care Providers & Services - 0.0% (d)
Community Health Systems, Inc., CVR *(c)	7,762,436	87,716

Life Sciences Tools & Services - 0.0%
Furiex Pharmaceuticals LLC, CVR (3)*(a)	335,833	—

TOTAL RIGHTS (Cost $111,420)		3,190,655

	NO. OF WARRANTS

WARRANTS - 5.1%
Aerospace & Defense - 0.0% (d)
Ability, Inc., expiring 12/17/2018 (Israel) (2)*(c)	144,955	1,450
Tempus Applied Solutions Holdings, Inc., expiring 7/31/2020 (2)*	614,551	12,291

		13,741

INVESTMENTS	NO. OF WARRANTS	VALUE ($)

Banks - 0.0% (d)
Valley National Bancorp, expiring 11/14/2018 (2)*	48,657	6,325

Biotechnology - 0.0% (d)
Riot Blockchain, Inc., expiring 5/30/2018 (3)*(a)	24,000	24

Capital Markets - 2.9%
Acasta Enterprises, Inc., expiring 1/3/2022 (Canada) *	579,085	8,990
Alignvest Acquisition II Corp., expiring 7/4/2022 (Canada) *	175,000	74,708
Avista Healthcare Public Acquisition Corp., expiring 12/2/2021 *	1,000,000	330,000
Barington/Hilco Acquisition Corp., expiring 2/11/2018 *(c)	487,260	72,407
Big Rock Partners Acquisition Corp., expiring 12/1/2022 (2)*	100,000	45,000
Bison Capital Acquisition Corp., expiring 7/18/2022 (China) *	75,000	30,000
Black Ridge Acquisition Corp., expiring 10/25/2022 (2)*	210,000	84,000
Cannabis Strategies Acquisition Corp., expiring 12/21/2025 (Canada) *	250,000	126,130
Capitol Investment Corp. IV, expiring 1/1/2025 (2)*	166,667	196,667
CM Seven Star Acquisition Corp., expiring 11/6/2018 *	125,000	43,750
Constellation Alpha Capital Corp., expiring 8/9/2022 (2)*	700,000	182,000
Draper Oakwood Technology Acquisition, Inc., expiring 9/30/2024 *	75,000	63,675
Easterly Acquisition Corp., expiring 7/29/2020 *	573,250	481,415
Electrum Special Acquisition Corp., expiring 6/11/2021 (2)*	990,000	316,800
Federal Street Acquisition Corp., expiring 7/24/2022 (3)*(a)	375,000	468,750
FinTech Acquisition Corp. II, expiring 3/13/2022 *	700,000	924,000
GigCapital, Inc., expiring 1/17/2023 (2)*	281,250	132,188
Gores Holdings II, Inc., expiring 3/6/2022 *	133,333	226,666
Haymaker Acquisition Corp., expiring 11/16/2022 (2)*	199,980	164,804
Hennessy Capital Acquisition Corp. III, expiring 6/15/2024 *	375,000	311,250
Hunter Maritime Acquisition Corp., expiring 10/11/2021 (2)*	470,000	277,300
I-AM Capital Acquisition Co., expiring 10/9/2022 (2)*	225,000	98,888
Industrea Acquisition Corp., expiring 8/1/2024 *	500,000	275,000
Infrastructure and Energy Alternatives, Inc., expiring 3/26/2023 (2)*	808,712	703,579
Jensyn Acquisition Corp., expiring 4/26/2021 (2)*	174,000	43,326
Kayne Anderson Acquisition Corp., expiring 6/30/2022 (2)*	250,000	237,500
KBL Merger Corp. IV, expiring 7/1/2023 *(c)	1,000,000	240,000
Landcadia Holdings, Inc., expiring 6/1/2023 *	500,000	367,500
Legacy Acquisition Corp., expiring 11/30/2022 (2)*	500,000	175,000
Leisure Acquisition Corp., expiring 12/28/2022 (2)*	250,000	187,500
M I Acquisitions, Inc., expiring 11/14/2020 *	250,000	199,975

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Matlin and Partners Acquisition Corp., expiring 5/28/2021 *(c)	2,500,000	1,325,000
Modern Media Acquisition Corp., expiring 6/7/2022 *(c)	850,000	442,000
National Energy Services Reunited Corp., expiring 6/5/2022 (2)*	1,000,000	900,000
Nebula Acquisition Corp., expiring 1/12/2023 (2)*	46,666	42,410
One Madison Corp., expiring 2/22/2023 *	250,000	227,500
Opes Acquisition Corp., expiring 1/15/2023 (2)*	250,000	95,000
Origo Acquisition Corp., expiring 12/17/2021 *(c)	300,000	122,970
Osprey Energy Acquisition Corp., expiring 8/15/2022 *	500,000	380,000
Pensare Acquisition Corp., expiring 8/8/2022 (2)*	500,000	236,000
Platinum Eagle Acquisition Corp., expiring 3/5/2025 (2)*	53,333	66,666
PROMECAP Acquisition Co. SAB de CV, expiring 3/23/2023 (Mexico) (2)*	400,000	220
Regalwood Global Energy Ltd., expiring 1/22/2022 (2)*	166,667	183,334
Saban Capital Acquisition Corp., expiring 9/21/2021 *	42,000	54,600
Social Capital Hedosophia Holdings Corp., expiring 9/25/2022 *	83,334	138,334
Stellar Acquisition III, Inc., expiring 3/22/2022 *(c)	600,000	276,000
TPG Pace Energy Holdings Corp., expiring 6/21/2022 *	166,667	308,334
TPG Pace Holdings Corp., expiring 8/18/2022 (3)*(a)	66,666	105,332
Union Acquisition Corp., expiring 7/1/2025 *	250,000	85,000
Vantage Energy Acquisition Corp., expiring 4/12/2024 (2)*	500,000	725,000

		12,802,468

Commercial Services & Supplies - 0.2%
Estre Ambiental, Inc., expiring 12/22/2022 *	1,323,740	767,769

Construction & Engineering - 0.2%
Limbach Holdings, Inc., expiring 7/20/2021 *	336,504	703,293

Consumer Finance - 0.0% (d)
China Lending Corp., expiring 7/6/2021 (China) (2)*	142,386	4,841

Distributors - 0.0% (d)
KBS Fashion Group Ltd., expiring 8/1/2019 (3)*(a)	50,869	51

Diversified Consumer Services - 0.0% (d)
Education Management Corp., expiring 1/5/2022 (3)*(a)(c)	16,528,497	17

INVESTMENTS	NO. OF WARRANTS	VALUE ($)
Diversified Financial Services - 0.1%
FGL Holdings, expiring 12/1/2022 *	300,000	546,000

Energy Equipment & Services - 0.0% (d)
Glori Energy, Inc., expiring 7/25/2019 (2)*	287,100	287

Hotels, Restaurants & Leisure - 0.1%
Inspired Entertainment, Inc., expiring 12/23/2021 (3)*(a)	1,273,972	484,109

Household Durables - 0.1%
Purple Innovation, Inc., expiring 2/2/2023 *	768,000	576,000

Internet & Direct Marketing Retail - 0.0% (d)
LXRandCo, Inc., expiring 6/9/2022 (Canada) (2)*	1,274,000	108,775

IT Services - 0.3%
ConvergeOne Holdings, Inc., expiring 2/22/2023 *	750,000	900,000
Exela Technologies, Inc., expiring 1/1/2023 (2)*	1,860,708	651,248

		1,551,248

Machinery - 0.3%
Blue Bird Corp., expiring 2/24/2020 *	182,684	1,125,334
Jason Industries, Inc., expiring 6/30/2019 (2)*(c)	1,933,070	47,940

		1,173,274

Media - 0.0% (d)
Kew Media Group, Inc., expiring 3/20/2022 (Canada) (3)*(a)	150,000	100,128

Oil, Gas & Consumable Fuels - 0.3%
Alta Mesa Resources, Inc., expiring 4/27/2022 *	308,333	477,916
NextDecade Corp., expiring 7/24/2022 *	1,095,541	416,306
Rosehill Resources, Inc., expiring 9/16/2022 *(c)	489,600	406,368

		1,300,590

Real Estate Management & Development - 0.4%
Willscot Corp., expiring 11/29/2022 *	950,067	1,586,612

Road & Rail - 0.1%
Daseke, Inc., expiring 2/27/2022 *	378,003	427,143

Semiconductors & Semiconductor Equipment - 0.0%
GT Advanced Technologies, Inc., expiring 3/17/2019 (3)*(a)	2,101	—

Software - 0.1%
Rimini Street, Inc., expiring 9/30/2022 *	943,380	565,934
RMG Networks Holding Corp., expiring 4/8/2018 (2)*(c)	631,210	631

		566,565

Technology Hardware, Storage & Peripherals - 0.0% (d)
Borqs Technologies, Inc., expiring 8/21/2022 (China) (2)*	373,500	111,676

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	NO. OF WARRANTS	VALUE ($)

Wireless Telecommunication Services - 0.0% (d)
Trilogy International Partners, Inc., expiring 2/7/2022 (Canada) *	445,000	138,161

TOTAL WARRANTS (Cost $1,666,060)		22,969,097

	NO. OF UNITS

SECURITIES IN LITIGATION - 0.1%
Health Care Equipment & Supplies - 0.1%
DEMC, Ltd., Class A-1 (3)*(a)	12,969	—
DEMC, Ltd., Class A-2 (3)*(a)	271,396,255	282,252
DEMC, Ltd., Class B-1 (3)*(a)	10,488	—
DEMC, Ltd., Class B-2 (3)*(a)	513,897,325	514

		282,766

Software - 0.0% (d)
TimeGate Studios, Inc. (3)*(a)(i)	3,591,250	201,735

TOTAL SECURITIES IN LITIGATION (Cost $3,989,221)		484,501

	SHARES

SHORT-TERM INVESTMENTS - 35.6%

INVESTMENT COMPANIES - 26.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.55% (2)(m)	2,462,091	2,462,091
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.49% (2)(m)	9,848,364	9,848,364
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.61% (2)(m)(n)	131,792	131,792
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.56% (2)(m)(n)	28,659,363	28,659,363
Limited Purpose Cash Investment Fund, 1.53% (2)(m)	65,584,824	65,571,707
UBS Select Treasury Preferred Fund, Class I, 1.55% (2)(m)	12,310,455	12,310,455

TOTAL INVESTMENT COMPANIES (Cost $118,977,067)		118,983,772

	PRINCIPAL AMOUNT ($)

U.S. TREASURY OBLIGATIONS - 9.1%
U.S. Treasury Bills 1.61%, 7/19/2018 (2)(e)(o)	36,941,000	36,747,703
1.85%, 9/6/2018 (2)(o)	2,182,000	2,164,370
1.91%, 9/27/2018 (2)(o)	1,734,000	1,717,903

TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,644,383)		40,629,976

TOTAL SHORT-TERM INVESTMENTS (Cost $159,621,450)		159,613,748

TOTAL LONG POSITIONS (Cost $574,003,702)		587,860,709

INVESTMENTS	SHARES	VALUE ($)
SHORT POSITIONS - (34.7)%

COMMON STOCKS - (33.0)%

Air Freight & Logistics - (0.2)%
Atlas Air Worldwide Holdings, Inc. *	(15,257)	(922,286)

Automobiles - (0.1)%
Tesla, Inc. *	(1,853)	(493,139)

Banks - 0.0% (d)
Valley National Bancorp	(7,070)	(88,092)

Biotechnology - (0.4)%
AMAG Pharmaceuticals, Inc.*	(41,420)	(834,613)
PDL BioPharma, Inc.*	(332,393)	(977,235)

		(1,811,848)

Capital Markets - (0.6)%
CME Group, Inc.	(43)	(6,955)
GAIN Capital Holdings, Inc.	(129,941)	(877,102)
Hercules Capital, Inc.	(11,475)	(138,847)
Penson Worldwide, Inc. (3)*(a)	(217,523)	—
Prospect Capital Corp.	(15,078)	(98,761)
TPG Specialty Lending, Inc.	(9,296)	(166,027)
Virtus Investment Partners, Inc.	(11,929)	(1,476,810)

		(2,764,502)

Construction & Engineering - (0.1)%
Tutor Perini Corp. *	(23,510)	(518,396)

Consumer Finance - (0.6)%
Encore Capital Group, Inc.*	(33,099)	(1,496,075)
EZCORP, Inc., Class A *	(99,795)	(1,317,294)

		(2,813,369)

Diversified Financial Services - (0.5)%
FGL Holdings *	(180,000)	(1,827,000)
Voya Financial, Inc.	(4,563)	(230,432)

		(2,057,432)

Electronic Equipment, Instruments & Components - (2.4)%
Knowles Corp.*	(46,540)	(585,939)
Vishay Intertechnology, Inc.	(542,959)	(10,099,037)

		(10,684,976)

Energy Equipment & Services - (0.1)%
Ensco plc, Class A	(4,695)	(20,611)
SEACOR Holdings, Inc. *	(7,276)	(371,803)
Weatherford International plc *	(73,237)	(167,713)

		(560,127)

Equity Real Estate Investment Trusts (REITs) - (0.3)%
iStar, Inc. *	(14,424)	(146,692)
Spirit Realty Capital, Inc.	(4,136)	(32,095)
Welltower, Inc.	(23,886)	(1,300,115)

		(1,478,902)

Food Products - (0.3)%
Bunge Ltd.	(20,012)	(1,479,687)

Health Care Equipment & Supplies - (0.5)%
China Medical Technologies, Inc., ADR (China) (3)*(a)	(40,234)	—
Invacare Corp.	(130,397)	(2,268,908)

		(2,268,908)

Health Care Providers & Services - (0.9)%
Anthem, Inc.	(17,089)	(3,754,453)

Insurance - (0.1)%
HCI Group, Inc.	(7,453)	(284,407)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

INVESTMENTS	SHARES	VALUE ($)

Internet Software & Services - (8.5)%
Alibaba Group Holding Ltd., ADR (China) *	(163,010)	(29,918,855)
Pandora Media, Inc. *	(12,629)	(63,524)
Quotient Technology, Inc. *	(29,713)	(389,240)
VeriSign, Inc. *	(39,543)	(4,688,218)
Weibo Corp., ADR (China) *	(26,394)	(3,155,139)

		(38,214,976)

IT Services - (0.1)%
Euronet Worldwide, Inc. *	(4,987)	(393,574)

Leisure Products - 0.0% (d)
JAKKS Pacific, Inc. *	(22,957)	(48,210)

Machinery - (0.5)%
Blue Bird Corp.*	(86,775)	(2,056,567)
Rexnord Corp.*	(8,888)	(263,796)

		(2,320,363)

Media - (0.6)%
Discovery Communications, Inc., Class A *	(8,412)	(180,269)
New York Times Co. (The), Class A	(76,814)	(1,851,218)
News Corp., Class B	(39,972)	(643,549)

		(2,675,036)

Metals & Mining - (1.1)%
Allegheny Technologies, Inc. *	(169,100)	(4,004,288)
Cleveland-Cliffs, Inc. *	(82,736)	(575,015)
Endeavour Mining Corp. (Monaco) *	(9,445)	(174,260)

		(4,753,563)

Mortgage Real Estate Investment Trusts (REITs) - (0.3)%
Apollo Commercial Real Estate Finance, Inc.	(10,003)	(179,854)
Blackstone Mortgage Trust, Inc., Class A	(8,561)	(268,987)
New York Mortgage Trust, Inc.	(44,658)	(264,822)
Redwood Trust, Inc.	(31,711)	(490,569)
Resource Capital Corp.	(25,352)	(241,097)

		(1,445,329)

Multi-Utilities - (0.1)%
Sempra Energy	(3,187)	(354,458)

Oil, Gas & Consumable Fuels - (0.3)%
Aegean Marine Petroleum Network, Inc. (Greece)	(3,184)	(7,164)
Chesapeake Energy Corp. *	(75,019)	(226,557)
Penn Virginia Corp.*	(565)	(19,798)
Ship Finance International Ltd. (Norway)	(69,021)	(987,000)

		(1,240,519)

Pharmaceuticals - (1.1)%
Allergan plc	(20,052)	(3,374,551)
Innoviva, Inc.*	(102,728)	(1,712,476)

		(5,087,027)

Semiconductors & Semiconductor Equipment - (12.1)%
Inphi Corp. *	(12,602)	(379,320)
Intel Corp.	(687,383)	(35,798,907)
Lam Research Corp.	(74,935)	(15,223,795)
Microchip Technology, Inc.	(25,420)	(2,322,371)
Synaptics, Inc. *	(6,963)	(318,418)

		(54,042,811)

Software - (0.2)%
PROS Holdings, Inc. *	(21,012)	(693,606)
VMware, Inc., Class A *	(1,547)	(187,605)

		(881,211)

INVESTMENTS	SHARES	VALUE ($)
Technology Hardware, Storage & Peripherals - (0.1)%
NCR Corp. *	(17,865)	(563,105)

Tobacco - (0.9)%
Vector Group Ltd.	(199,419)	(4,066,153)

TOTAL COMMON STOCKS (Proceeds $(112,034,958))		(148,066,859)

	PRINCIPAL AMOUNT ($)

CONVERTIBLE BONDS - (1.3)%

Internet & Direct Marketing Retail - (0.5)%
Booking Holdings, Inc. 0.90%, 9/15/2021 (2)	(900,000)	(1,123,290)
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (2)(b)	(950,000)	(917,594)

		(2,040,884)

Media - 0.0% (d)
DISH Network Corp. 2.38%, 3/15/2024 (2)	(275,000)	(243,180)

Software - (0.8)%
Proofpoint, Inc. 0.75%, 6/15/2020 (2)	(2,375,000)	(3,466,548)

TOTAL CONVERTIBLE BONDS (Proceeds $ (5,211,086))		(5,750,612)

U.S. TREASURY OBLIGATIONS - (0.4)%
U.S. Treasury Bonds 2.75%, 11/15/2047 (2)	(890,000)	(850,819)
U.S. Treasury Notes 2.75%, 2/28/2025 (2)	(970,000)	(974,054)

TOTAL U.S. TREASURY OBLIGATIONS (Proceeds $ (1,812,383))		(1,824,873)

TOTAL SHORT POSITIONS (Proceeds $(119,058,427))		(155,642,344)

Total Investments In Securities At Value - 96.5% (Cost $454,945,275)		432,218,365
Other Assets In Excess Of Liabilities - 3.5% (p)		15,693,916

Net Assets - 100.0%		447,912,281

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$12,730,076	2.8%
Consumer Staples	8,685,162	1.9
Energy	23,198,701	5.2
Financials	203,118,436	45.4
Health Care	11,732,408	2.6
Industrials	7,963,901	1.8
Information Technology	(15,721,216)	(3.5)
Materials	6,733,549	1.5
Real Estate	10,816,924	2.5
Telecommunication Services	903,885	0.2
Utilities	2,442,791	0.5
Short-Term Investments	159,613,748	35.6

Total Investments In Securities At Value	432,218,365	96.5
Other Assets in Excess of Liabilities (p)	15,693,916	3.5

Net Assets	$447,912,281	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

*	Non-income producing security.
(a)	Security fair valued as of March 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2018 amounted to $11,102,353, which represents approximately 2.48% of net assets of the fund.
(b)	Securities exempt from registration under Rule 144A or section 4 (2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2018 amounted to $42,091,862, which represents approximately 9.40% of net assets of the fund.
(c)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended March 31, 2018, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 03/31/18	VALUE AT 03/31/18	DIVIDEND INCOME	INTEREST INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Affiliates:

LONG POSITIONS - 2.7%

COMMON STOCKS - 1.8%

Capital Markets - 1.8%
Forum Merger Corp., Class A *^	683,600	—	(683,600)	—	$—	$—	$—	$105,497	$13,672
KBL Merger Corp. IV *	900,000	—	(900,000)	—	—	—	—	(135,205)	252,000
Matlin and Partners Acquisition Corp., Class A *^	400,000	—	(400,000)	—	—	—	—	(101,090)	96,000
Modern Media Acquisition Corp. *	625,000	—	(29,969)	595,031	5,908,658	—	—	(1,805)	70,848
Stellar Acquisition III, Inc. (Greece) *	200,000	—	(1,300)	198,700	2,054,558	—	—	545	25,558

					7,963,216	—	—	(132,058)	458,078

Diversified Consumer Services - 0.0% (d)
Education Management Corp. (3)*(a)	8,615,228	—	—	8,615,228	32,738	—	—	—	2,585

TOTAL COMMON STOCKS (Cost $8,368,071)					7,995,954	—	—	(132,058)	460,663

RIGHTS - 0.3%

Capital Markets - 0.3%
Barington/Hilco Acquisition Corp. *	487,260	—	—	487,260	170,054	—	—	—	92,092
Forum Merger Corp., expiring 4/26/2018 *^	1,500,000	—	(1,500,000)	—	—	—	—	—	(990,000)
KBL Merger Corp. IV, expiring 3/6/2019 *	1,000,000	—	—	1,000,000	350,000	—	—	—	60,000
Modern Media Acquisition Corp., expiring 12/31/2022 (2)*	1,700,000	—	—	1,700,000	680,000	—	—	—	17,000
Origo Acquisition Corp. (3)*(a)	315,500	—	—	315,500	31,550	—	—	—	(124,623)

					1,231,604	—	—	—	(945,531)

Health Care Providers & Services - 0.0% (d)
Community Health Systems, Inc., CVR *	7,762,436	—	—	7,762,436	87,716	—	—	—	32,602

TOTAL RIGHTS (Cost $111,420)					1,319,320	—	—	—	(912,929)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 03/31/18	VALUE AT 03/31/18	DIVIDEND INCOME	INTEREST INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)

WARRANTS - 0.6%

Aerospace & Defense - 0.0% (d)
Ability, Inc., expiring 12/17/2018 (Israel) (2)*	1,449,557	—	(1,304,602)	144,955	$1,450	$—	$—	$—	$290

Capital Markets - 0.5%
Barington/Hilco Acquisition Corp., expiring 2/11/2018 *	487,260	—	—	487,260	72,407	—	—	—	38,299
Forum Merger Corp., expiring 5/2/2022 *^	750,000	—	(750,000)	—	—	—	—	—	(480,000)
KBL Merger Corp. IV, expiring 7/1/2023 *	1,000,000	—	—	1,000,000	240,000	—	—	—	43,000
Matlin and Partners Acquisition Corp., expiring 5/28/2021 *^	2,500,000	—	—	2,500,000	1,325,000	—	—	—	275,000
Modern Media Acquisition Corp., expiring 6/7/2022 *	850,000	—	—	850,000	442,000	—	—	—	8,500
Origo Acquisition Corp., expiring 12/17/2021 *	300,000	—	—	300,000	122,970	—	—	—	(26,070)
Stellar Acquisition III, Inc., expiring 3/22/2022 *	600,000	—	—	600,000	276,000	—	—	—	89,940

					2,478,377	—	—	—	(51,331)

Diversified Consumer Services - 0.0% (d)
Education Management Corp., expiring 1/5/2022 (3)*(a)	16,528,497	—	—	16,528,497	17	—	—	—	—

Machinery - 0.0% (d)
Jason Industries, Inc., expiring 6/30/2019 (2) *	1,933,070	—	—	1,933,070	47,940	—	—	—	3,480

Oil, Gas & Consumable Fuels - 0.1%
Rosehill Resources, Inc., expiring 9/16/2022 *	489,600	—	—	489,600	406,368	—	—	—	(78,336)

Software - 0.0% (d)
RMG Networks Holding Corp., expiring 4/8/2018 (2) *	631,210	—	—	631,210	631	—	—	—	379

TOTAL WARRANTS (Cost $1,322,280)					2,934,783	—	—	—	(125,518)

Total					$12,250,057	$—	$—	$(132,058)	$(577,784)

*	Non-income producing security.
^	No longer affiliated as of March 31, 2018.
(a)	Security fair valued as of March 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2018 amounted to $64,305, which represents approximately 0.01% of net assets of the fund.
(d)	Represents less than 0.05% of net assets.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

(d)	Represents less than 0.05% of net assets.
(e)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $212,291,163. In addition, $8,702,432 of cash collateral was pledged.
(f)	Perpetual security. The rate reflected was the rate in effect on March 31, 2018. The maturity date reflects the next call date.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Notes to Schedule of Investments for further information. The interest rate shown was the current rate as of March 31, 2018.
(h)	Payment in-kind security.
(i)	Defaulted security.
(j)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2018, the value of these securities amounted to $282,893 or 0.06% of net assets.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2018.
(l)	Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of March 31, 2018.
(m)	Represents 7-day effective yield as of March 31, 2018.
(n)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(o)	The rate shown was the effective yield at the date of purchase.
(p)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

Abbreviations

ADR - American Depositary Receipt

CVR - Contingent Value Rights

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

Credit default swap contracts outstanding — buy protection as of March 31, 2018:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Markit CDX North America High Yield Index Series 30.V1	5.00%	Quarterly	6/20/2023	3.61%	USD 12,650,000	$(770,665)	$(11,369)	$(782,034)
Markit CDX North America Investment Grade Index Series 30.V1	1.00	Quarterly	6/20/2023	0.66	USD 2,475,000	(44,477)	2,810	(41,667)

						$(815,142)	$(8,559)	$(823,701)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts
EURO STOXX 50 Index	(36)	6/2018	EUR	$(1,453,358)	$26,723
S&P 500 E-Mini Index	(384)	6/2018	USD	(50,745,600)	2,292,055
U.S. Treasury 10 Year Note	(132)	6/2018	USD	(15,990,563)	(155,234)
U.S. Treasury 2 Year Note	(155)	6/2018	USD	(32,954,453)	(12,555)
U.S. Treasury 5 Year Note	(60)	6/2018	USD	(6,867,656)	(27,849)

					$2,123,140

Forward foreign currency contracts outstanding as of March 31, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	1,630,673	CAD	2,076,005	CITI	6/20/2018	$16,902
USD	2,445,991	CAD	3,113,987	JPMC	6/20/2018	25,349
USD	91,645	EUR	73,716	CITI	6/20/2018	406
USD	137,462	EUR	110,570	JPMC	6/20/2018	609

Total unrealized appreciation						43,266

USD	589,664	CAD	762,002	CITI	6/20/2018	(2,675)
USD	804,137	CAD	1,037,998	JPMC	6/20/2018	(2,747)
USD	15,116	EUR	12,286	CITI	6/20/2018	(91)
USD	22,672	EUR	18,428	JPMC	6/20/2018	(136)

Total unrealized depreciation						(5,649)

Net unrealized appreciation						$37,617

CAD - Canadian Dollar

EUR - Euro

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Total Return Basket Swaps Outstanding at March 31, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the JPY/USD 1 Week Forward Swap Rate plus or minus a specified spread (-0.45%), which is denominated in JPY based on the local currencies of the positions within the swap.	49 months maturity 10/22/2018	$703,708	$(23,055)	$(128,736)	$(151,791)

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EUR/USD 1 Week Forward Swap Rate plus or minus a specified spread (0.03% to 0.04%), which is denominated in EUR based on the local currencies of the positions within the swap.	37-61 months maturity ranging from 06/04/2018 - 01/26/2023	$3,369,790	$(625,626)	$42,461	$(583,165)

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HKD/USD 1 Month Forward FX Swap Rate plus or minus a specified spread (0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 07/13/2022	$701,413	$(7,685)	$(389)	$(8,074)

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Canadian Dollar Offered Rate (“CDOR”) plus or minus a specified spread (0.04%), which is denominated in CAD based on the local currencies of the positions within the swap.	86 months maturity 09/30/2021	$584,916	$(41,899)	$3,124	$(38,775)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Hong Kong Overnight Index Average (“HONIX”) plus or minus a specified spread (-0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	51 months maturity 11/19/2021	$1,755,322	$(136,142)	$(2,562)	$(138,704)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Tomorrow/Next Overnight Indexed Swaps plus or minus a specified spread (-0.04%), which is denominated in CHF based on the local currencies of the positions within the swap.	55 months maturity 11/19/2021	$2,002,829	$(65,902)	$(69,964)	$(135,866)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Rand Overnight Deposit Rate plus or minus a specified spread (0.06%), which is denominated in ZAR based on the local currencies of the positions within the swap.	51 months maturity 11/22/2021	$1,182,453	$(263,107)	$(10,410)	$(273,517)

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CDOR plus or minus a specified spread (0.35%), which is denominated in CAD based on the local currencies of the positions within the swap.	21 months maturity 04/15/2019	$224,653	$(16,208)	$259	$(15,949)

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	13 months maturity 11/26/2018	$237,934	$(199)	$2,606	$2,407

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (0.33%), which is denominated in USD based on the local currencies of the positions within the swap.	24-25 months maturity 02/26/2020	$1,368,900	$(103,037)	$(2,050)	$(105,087)

BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-0.35% to 0.40%), which is denominated in EUR based on the local currencies of the positions within the swap.	25 months maturity ranging from 11/26/2018 - 01/27/2020	$11,157,165	$201,584	$49,354	$250,938

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Convertible Bond

Germany
Bayer Capital Corp. BV 5.63%, 11/22/2019	$5,000,000	$6,535,645	$310,236	123.6%

	SHARES

Short Positions

Common Stock

Germany
Bayer AG (Registered)	(40,995)	(4,621,520)	(108,652)	(43.3)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Overnight Bank Funding Rate (“OBFR”) plus or minus a specified spread (-0.03% to 0.04%), which is denominated in USD based on the local currencies of the positions within the swap.	86 months maturity 09/30/2021	$13,660,389	$(103,824)	$(17,605)	$(121,429)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Canada
Student Transportation, Inc.	3,210	$24,043	$(77)	0.1%

Netherlands
NXP Semiconductors NV	4,993	584,181	(40,424)	33.3

United States
Akorn, Inc.	3,933	73,586	(30,320)	25.0
AmTrust Financial Services, Inc.	7,596	93,507	(2,294)	1.9
Avista Corp.	1,200	61,500	13	(0.0)
Axalta Coating Systems Ltd.	806	24,333	(5,840)	4.8
Blue Buffalo Pet Products, Inc.	2,233	88,896	17	(0.0)
Chicago Bridge & Iron Co. NV	111,445	1,604,808	(364,686)	300.3
CommerceHub, Inc.	956	21,500	35	(0.0)
CSRA, Inc.	4,242	174,898	2,441	(2.0)
Dr Pepper Snapple Group, Inc.	888	105,121	106	(0.1)
DST Systems, Inc.	289	24,175	157	(0.1)
General Cable Corp.	42,944	1,271,142	(7,451)	6.1
Genworth Financial, Inc.	28,751	81,365	(17,653)	14.5
Kindred Healthcare, Inc.	26,340	241,011	2,696	(2.2)
La Quinta Holdings, Inc.	6,104	115,427	101	(0.1)
Microsemi Corp.	1,612	104,329	(3,200)	2.6
MoneyGram International, Inc.	1,591	13,714	(9,007)	7.4
Monsanto Co.	7,168	836,434	32,717	(26.9)
MuleSoft, Inc.	44,150	1,941,717	(9,899)	8.2
NxStage Medical, Inc.	8,837	219,688	(5,676)	4.7
Orbital ATK, Inc.	3,368	446,630	940	(0.8)
Rite Aid Corp.	93,708	157,429	(15,554)	12.8
Validus Holdings Ltd.	9,890	667,081	(543)	0.4
Westar Energy, Inc.	29,918	1,573,388	(89,156)	73.4
WGL Holdings, Inc.	3,725	311,596	(4,322)	3.6
Xcerra Corp.	34,747	404,803	62,308	(51.3)
XL Group Ltd.	5,033	278,124	(1,078)	0.9

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Right

United States
Dyax Corp., CVR (a)	50,988	$71,913	$52,028	(42.8)%
Media General, Inc., CVR (a)	55,436	940	940	(0.8)

Short Positions

Common Stock

United States
McDermott International, Inc.	(275,541)	(1,678,044)	336,882	(277.4)
salesforce.com, Inc.	(3,139)	(365,066)	11,975	(9.9)

(a)	Security fair valued as of March 31, 2018 in accordance with procedures approved by the Board of Trustees.

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or Euro Overnight Index Average (“EONIA”) plus or minus a specified spread (-0.04% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	44-57 months maturity 11/19/2021	$13,936,803	$448,992	$(10,269)	$438,723

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Germany
Linde AG	5,998	$1,267,433	$100,277	22.9%

Italy
Luxottica Group SpA	68,038	4,226,835	(130,085)	(29.7)

Netherlands
Gemalto NV	38,680	2,363,559	8,721	2.0
Refresco Group NV	2,343	57,540	(563)	(0.1)

Short Positions

Common Stock

France
Essilor International Cie Generale d’Optique SA	(31,374)	(4,232,373)	204,909	46.7
Unibail-Rodamco SE	(7,828)	(1,789,063)	265,733	60.6

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR plus or minus a specified spread (0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	46-50 months maturity 11/19/2021	$5,757,677	$(263,284)	$36,610	$(226,674)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
Mantra Group Ltd.	236,940	$716,748	$6,924	(3.1)%
Sirtex Medical Ltd.	105,217	2,249,668	29,623	(13.1)
Westfield Corp.	425,803	2,791,261	(299,831)	132.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-0.04% to 0.03%), which is denominated in SEK based on the local currencies of the positions within the swap.	47 months maturity 11/19/2021	$6,986,223	$(106,052)	$80,932	$(25,120)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Sweden
Com Hem Holding AB	243,153	$3,948,579	$(1,900)	7.6%

Short Positions

Common Stock

Sweden
Tele2 AB	(252,247)	(3,037,644)	(104,152)	414.6

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Sterling Overnight Index Average (“SONIA”) plus or minus a specified spread (-0.03% to 0.04%), which is denominated in GBP based on the local currencies of the positions within the swap.	45-57 months maturity 11/19/2021	$10,224,041	$1,302,559	$367,865	$1,670,424

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United Kingdom
Fenner plc	107,764	$922,084	$(3,539)	(0.2)%
Fidessa Group plc	51,247	2,639,728	(32,873)	(2.0)
Laird plc	75,479	212,474	(87)	(0.0)
NEX Group plc	737	10,163	(38)	(0.0)
Sky plc	299,906	5,461,912	1,324,375	79.3
Tesco plc	215	622	73	0.0
UBM plc	40,581	534,201	29,921	1.8

Short Positions

Common Stock

United Kingdom
`Informa plc	(43,951)	(442,857)	(15,273)	(0.9)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds Floating Rate plus or minus a specified spread (-0.11% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	45-57 months maturity ranging from 11/19/2021 - 11/22/2021	$106,978,924	$(1,982,424)	$161,433	$(1,820,991)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Canada
Student Transportation, Inc.	68,340	$511,867	$(600)	0.0%

Israel
Orbotech Ltd.	13,864	862,064	(18,869)	1.0

United States
Aetna, Inc.	13,275	2,243,475	(167,756)	9.2
Akorn, Inc.	45,708	855,197	(660,662)	36.3
AmTrust Financial Services, Inc.	75,155	925,158	(48,070)	2.6
Avista Corp.	88,738	4,547,822	(74,513)	4.1
Blackhawk Network Holdings, Inc.	34,229	1,530,036	(4,874)	0.3
Blue Buffalo Pet Products, Inc.	19,500	776,295	(1,159)	0.1
Callidus Software, Inc.	35,550	1,278,022	1,560	(0.1)
Capella Education Co.	11,078	967,663	34,829	(1.9)
Cavium, Inc.	38,487	3,055,098	(184,002)	10.1
CSRA, Inc.	56,769	2,340,586	41,744	(2.3)
DST Systems, Inc.	15,602	1,305,107	4,211	(0.2)
Dynegy, Inc.	223,317	3,019,246	300,779	(16.5)
Express Scripts Holding Co.	36,259	2,504,772	(343,857)	18.9
General Cable Corp.	33,662	996,395	8,831	(0.5)
Infinity Property & Casualty Corp.	24,255	2,871,792	(5,520)	0.3
KapStone Paper and Packaging Corp.	70,793	2,428,908	(17,766)	1.0
MainSource Financial Group, Inc.	12,927	525,483	24,714	(1.4)
Microsemi Corp.	34,853	2,255,686	(88,912)	4.9
Monsanto Co.	21,281	2,483,280	83,634	(4.6)
NxStage Medical, Inc.	103,591	2,575,272	(473,837)	26.0
Oclaro, Inc.	85,147	814,005	(22,826)	1.3
Orbital ATK, Inc.	34,030	4,512,718	9,506	(0.5)
Pinnacle Entertainment, Inc.	66,226	1,996,714	(53,908)	3.0
Ply Gem Holdings, Inc.	37,558	811,253	4,997	(0.3)
Rockwell Collins, Inc.	43,175	5,822,149	161,552	(8.9)
RSP Permian, Inc.	35,700	1,673,616	56,635	(3.1)
SCANA Corp.	57,678	2,165,809	(319,212)	17.5
Stewart Information Services Corp.	44,965	1,975,762	5,807	(0.3)
Time Warner, Inc.	66,146	6,256,089	60,861	(3.3)
Twenty-First Century Fox, Inc.	37,920	1,391,285	76,529	(4.2)
Validus Holdings Ltd.	34,323	2,315,086	476	(0.0)
WGL Holdings, Inc.	45,849	3,835,269	(14,974)	0.8
XL Group Ltd.	39,179	2,165,032	(32,217)	1.8

Short Positions

Common Stock

United States
AT&T, Inc.	(74,355)	(2,650,756)	(60,431)	3.3
Cigna Corp.	(8,825)	(1,480,305)	37,922	(2.1)
Concho Resources, Inc.	(11,424)	(1,717,370)	(69,570)	3.8
CVS Health Corp.	(11,122)	(691,900)	118,268	(6.5)
Dominion Energy, Inc.	(38,594)	(2,602,393)	304,468	(16.7)
FNF Group	(27,887)	(1,116,038)	14,085	(0.8)
Great Plains Energy, Inc.	(50,023)	(1,590,231)	(31,501)	1.7
Kemper Corp.	(27,162)	(1,548,234)	(2,299)	0.1
Marvell Technology Group Ltd.	(83,677)	(1,757,217)	53,877	(3.0)
Penn National Gaming, Inc.	(27,506)	(722,307)	51,624	(2.8)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Praxair, Inc.	(9,260)	$(1,336,218)	$(237,969)	13.1%
Strayer Education, Inc.	(9,592)	(969,272)	(34,836)	1.9
United Technologies Corp.	(10,483)	(1,318,971)	11,239	(0.6)
Vistra Energy Corp.	(145,608)	(3,033,015)	(259,249)	14.2
Walt Disney Co. (The)	(10,410)	(1,045,580)	93,564	(5.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CDOR or Canadian Overnight Repurchase Rate Average plus or minus a specified spread (-0.03% to 0.03%), which is denominated in CAD based on the local currencies of the positions within the swap.	46-50 months maturity 11/19/2021	$11,046,123	$(171,162)	$24,957	$(146,205)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Canada
Aecon Group, Inc.	184,964	$2,635,882	$(142,582)	97.5%
Avigilon Corp.	38,208	800,133	398	(0.3)
Jean Coutu Group PJC, Inc. (The)	226,086	4,309,910	(8,950)	6.1
Pure Industrial Real Estate Trust	368,992	2,302,709	(17,741)	12.1

Short Positions

Common Stock

Canada
Metro, Inc.	(31,268)	(997,489)	(2,287)	1.6

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds Floating Rate plus or minus a specified spread (-1.00% to 0.40%), which is denominated in USD based on the local currencies of the positions within the swap.	9-61 months maturity ranging from 04/17/2018 - 04/15/2022	$50,902,481	$5,554,452	$(3,721)	$5,550,731

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Closed-End Fund

United States
Altaba, Inc.	306,146	$22,667,050	$7,617,573	137.2%

Common Stock

China
SINA Corp.	26,694	2,783,383	(470,882)	(8.5)
Yum China Holdings, Inc.	6,472	268,588	453	0.0

Hong Kong
Jardine Matheson Holdings Ltd.	19,100	1,177,063	(44,297)	(0.8)

United States
Adient plc	11,536	689,391	(34,262)	(0.6)
AdvanSix, Inc.	10,954	380,980	(98,915)	(1.8)
Alcoa Corp.	25,279	1,136,544	(73,309)	(1.3)
Aptevo Therapeutics, Inc.	129,902	424,780	18,186	0.3
Armstrong Flooring, Inc.	13,995	189,912	(10,636)	(0.2)
Black Knight, Inc.	4,848	228,341	(6,787)	(0.1)
Brighthouse Financial, Inc.	8,033	412,896	(19,761)	(0.4)
Cars.com, Inc.	7,788	220,634	(11,293)	(0.2)
Conduent, Inc.	29,470	549,321	(25,049)	(0.5)
CONSOL Energy, Inc.	43,071	1,247,767	12,060	0.2
Dell Technologies, Inc.	45,860	3,357,411	(190,433)	(3.4)
Delphi Technologies plc	17,950	855,318	(21,181)	(0.4)
Donnelley Financial Solutions, Inc.	12,726	218,505	(12,217)	(0.2)
FHLMC	78,659	106,190	(18,092)	(0.3)
FNMA	27,686	39,037	(6,091)	(0.1)
Fortive Corp.	6,389	495,275	(17,570)	(0.3)
Genworth Financial, Inc.	51,097	144,605	(49,564)	(0.9)
Hamilton Beach Brands Holding Co.	27,874	591,486	(84,737)	(1.5)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Herc Holdings, Inc.	3,641	$236,483	$(23,739)	(0.4)%
Hilton Grand Vacations, Inc.	22,703	976,683	(97,169)	(1.8)
Ingevity Corp.	6,349	467,858	(49,522)	(0.9)
Lamb Weston Holdings, Inc.	16,346	951,664	14,548	0.3
LSC Communications, Inc.	10,871	189,699	10,219	0.2
MoneyGram International, Inc.	138,404	1,193,042	(947,208)	(17.1)
News Corp.	39,762	628,240	(26,641)	(0.5)
Quorum Health Corp.	33,246	271,952	66,160	1.2
Varex Imaging Corp.	16,257	581,675	(36,578)	(0.7)
Versum Materials, Inc.	6,108	229,844	(12,888)	(0.2)
WGL Holdings, Inc.	2,803	234,471	2,214	0.0

Private Placement

United States
Penson Technologies LLC, Class B Shares (a)	9,326,216	92,050	92,041	1.7

Short Positions

Common Stock

Hong Kong
Jardine Strategic Holdings Ltd.	(24,100)	(926,493)	82,938	1.5

United States
GoPro, Inc.	(65,480)	(313,649)	35,359	0.6
Praxair, Inc.	(1,734)	(250,216)	(26,374)	(0.5)
VMware, Inc.	(42,665)	(5,173,985)	17,896	0.3

(a)	Security fair valued as of March 31, 2018 in accordance with procedures approved by the Board of Trustees.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(250,000)	$—	$(250,000)

BARC
Cash	—	(602,515)	(602,515)
Investment Companies	500,001	—	500,001

CITG
Cash	—	1,226,848	1,226,848

CITI
Investment Companies	131,444	—	131,444

DTBK
Investment Companies	9,088,218	—	9,088,218

GSCO
Investment Companies	—	19,060,941	19,060,941

JPMC
Cash	(1,187,383)	—	(1,187,383)

JPMS
Cash	—	121,618	121,618

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 106.3%

COMMON STOCKS - 24.7%
Belgium - 1.7%
Ageas (a)	188,951	9,750,733
bpost SA (a)	143,308	3,237,720
KBC Group NV (a)	86,380	7,521,878
Proximus SADP (a)	70,792	2,201,076
Solvay SA (a)	64,418	8,952,791
UCB SA (a)	106,114	8,641,750
Umicore SA (a)	10,959	580,555

		40,886,503

Canada - 3.3%
Air Canada (1)*(a)	644,116	13,383,775
Atco Ltd., Class I (1)	11,830	379,963
BlackBerry Ltd. (1)*(a)	56,654	651,256
Canadian Imperial Bank of Commerce (1)(a)	82,960	7,322,708
Canadian Natural Resources Ltd. (1)(a)	34,168	1,074,090
Canadian Tire Corp. Ltd., Class A (1)(a)	35,065	4,610,557
CGI Group, Inc., Class A (1) *(a)	22,363	1,289,689
Constellation Software, Inc. (1)(a)	2,324	1,576,842
Dollarama, Inc. (1)(a)	101,503	12,336,198
Empire Co. Ltd., Class A (1)(a)	27,704	556,080
Encana Corp. (1)(a)	333,619	3,669,330
Finning International, Inc. (1)(a)	34,030	820,671
George Weston Ltd. (1)	4,059	326,774
Industrial Alliance Insurance & Financial Services, Inc. (1)	16,711	687,455
Linamar Corp. (1)(a)	75,802	4,140,913
Lundin Mining Corp. (1)(a)	385,455	2,528,113
Magna International, Inc. (1)(a)	145,923	8,219,530
Manulife Financial Corp. (1)(a)	54,083	1,004,126
Methanex Corp. (1)(a)	47,360	2,869,133
National Bank of Canada (1)(a)	81,386	3,830,673
Ritchie Bros Auctioneers, Inc. (1)(a)	13,993	439,878
Teck Resources Ltd., Class B (1)(a)	91,874	2,366,111
Toronto-Dominion Bank (The)(1)(a)	24,159	1,370,951
West Fraser Timber Co. Ltd. (1)(a)	46,549	3,093,150
WestJet Airlines Ltd. (1)	18,335	337,284

		78,885,250

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd. (a)	1,640,500	1,527,934

Denmark - 1.7%
Carlsberg A/S, Class B (a)	24,340	2,906,066
Danske Bank A/S (a)	120,017	4,496,832
DSV A/S (a)	13,391	1,057,197
GN Store Nord A/S (a)	203,172	7,206,071
H Lundbeck A/S (a)	77,942	4,377,726
Jyske Bank A/S (Registered)(a)	30,967	1,841,125
Novo Nordisk A/S, Class B (a)	170,833	8,402,568
Orsted A/S (a)(b)	38,824	2,525,964
TDC A/S *	364,165	3,017,683
Vestas Wind Systems A/S (a)	73,722	5,274,953

		41,106,185

INVESTMENTS	SHARES	VALUE ($)
Finland - 1.0%
Cargotec OYJ, Class B	6,682	355,980
Fortum OYJ (a)	166,283	3,572,257
Kesko OYJ, Class B (a)	22,655	1,297,500
Neste OYJ (a)	196,917	13,706,414
UPM-Kymmene OYJ *(a)	137,507	5,097,913

		24,030,064

Germany - 0.9%
Aurubis AG (a)	63,298	5,319,768
Deutsche Lufthansa AG (Registered) (a)	312,540	9,991,132
OSRAM Licht AG (a)	72,842	5,360,242

		20,671,142

Italy - 3.3%
A2A SpA (a)	3,994,981	7,641,839
Autogrill SpA (a)	173,777	2,237,111
DiaSorin SpA (a)	19,287	1,737,327
Enel SpA (a)	3,612,847	22,107,783
Eni SpA (a)	594,571	10,473,524
Hera SpA (a)	800,000	2,931,313
Intesa Sanpaolo SpA (a)	3,497,616	12,734,837
Italgas SpA	113,856	680,328
Mediobanca Banca di Credito Finanziario SpA (a)	111,077	1,305,866
Moncler SpA (a)	227,962	8,675,828
Poste Italiane SpA (b)	197,822	1,806,976
Prysmian SpA (a)	83,001	2,606,411
Recordati SpA (a)	42,073	1,552,298
Terna Rete Elettrica Nazionale SpA (a)	81,579	476,739

		76,968,180

Luxembourg - 0.3%
Aperam SA (a)	11,261	539,238
Aperam SA	17,318	800,988
ArcelorMittal (a)	198,001	6,288,964

		7,629,190

Malta - 0.2%
Kindred Group plc, SDR (a)	346,421	4,752,751

Netherlands - 2.1%
Aegon NV	102,754	693,263
Akzo Nobel NV (a)	32,975	3,115,575
ASM International NV (a)	98,321	7,189,585
ASR Nederland NV (a)	109,876	4,698,100
Koninklijke Ahold Delhaize NV (a)	200,928	4,761,175
Koninklijke DSM NV (a)	37,924	3,769,529
Koninklijke Philips NV (a)	123,395	4,725,043
NN Group NV (a)	196,764	8,742,220
Philips Lighting NV (a)(b)	188,592	7,090,508
Randstad Holding NV (a)	25,304	1,666,522
Wolters Kluwer NV (a)	58,064	3,088,127

		49,539,647

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Norway - 0.9%
Leroy Seafood Group ASA (a)	523,238	3,248,954
Marine Harvest ASA (a)	423,012	8,550,542
Norsk Hydro ASA (a)	934,459	5,542,919
Salmar ASA (a)	103,245	4,251,175
Telenor ASA	20,480	465,738

		22,059,328

Singapore - 0.2%
Genting Singapore plc (a)	5,073,600	4,208,165
StarHub Ltd.	225,100	396,237

		4,604,402

Spain - 2.7%
Acerinox SA (a)	82,218	1,150,019
ACS Actividades de Construccion y Servicios SA (a)	56,834	2,217,408
Amadeus IT Group SA (a)	132,967	9,839,975
Banco Bilbao Vizcaya Argentaria SA (a)	453,708	3,593,173
Bankinter SA (a)	43,776	450,689
Endesa SA (a)	598,284	13,180,311
Iberdrola SA (a)	591,270	4,347,841
Mapfre SA (a)	1,288,043	4,285,300
Mediaset Espana Comunicacion SA (a)	40,348	411,009
Red Electrica Corp. SA (a)	51,785	1,068,968
Repsol SA (a)	1,283,409	22,813,421

		63,358,114

Sweden - 2.3%
Alfa Laval AB	17,322	410,498
BillerudKorsnas AB	140,639	2,180,889
Boliden AB (a)	514,049	18,088,572
Electrolux AB, Series B (a)	224,163	7,078,959
Essity AB, Class B *(a)	297,693	8,250,019
Holmen AB, Class B*	22,234	1,209,381
Husqvarna AB, Class B	54,563	527,481
NCC AB, Class B	78,557	1,497,695
Nibe Industrier AB, Class B	33,974	322,660
Saab AB, Class B	23,102	1,047,881
Sandvik AB	34,156	625,780
SSAB AB, Class A *	326,506	1,848,207
Svenska Cellulosa AB SCA, Class B (a)	556,001	5,941,755
Tele2 AB, Class B	39,581	476,648
Volvo AB, Class B (a)	229,786	4,206,089

		53,712,514

Switzerland - 3.8%
Adecco Group AG (Registered) (a)	183,519	13,072,067
Barry Callebaut AG (Registered)	632	1,236,040
Bucher Industries AG (Registered)	2,609	1,090,198
dormakaba Holding AG *	1,788	1,400,179
Flughafen Zurich AG (Registered)	2,722	601,178
Georg Fischer AG (Registered) (a)	4,969	6,652,855
Helvetia Holding AG (Registered)	967	576,467
Lonza Group AG (Registered) *(a)	32,551	7,676,799
Nestle SA (Registered) (a)	98,624	7,795,392
Partners Group Holding AG (a)	2,535	1,886,356

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 3.8% (continued)
Roche Holding AG (a)	27,785	6,373,799
Sika AG (a)	1,152	9,036,466
STMicroelectronics NV (a)	595,820	13,246,804
Straumann Holding AG (Registered) (a)	1,266	798,774
Sunrise Communications Group AG *(b)	4,505	377,945
Swiss Life Holding AG (Registered) *(a)	11,834	4,217,253
Swisscom AG (Registered) (a)	1,865	925,234
Temenos Group AG (Registered) *(a)	102,141	12,247,657

		89,211,463

United Kingdom - 0.2%
Fiat Chrysler Automobiles NV *(a)	250,630	5,111,923

TOTAL COMMON STOCKS (Cost $503,510,927)		584,054,590

SHORT-TERM INVESTMENTS - 81.6%

INVESTMENT COMPANIES - 57.8%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.55% (c)	18,339,564	18,339,564
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.49% (c)	73,358,255	73,358,255
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.61% (c)(d)	5,103,060	5,103,060
Limited Purpose Cash Investment Fund, 1.53% (c)(e)	1,175,535,228	1,175,300,121
UBS Select Treasury Preferred Fund, Class I, 1.55% (c)	91,697,819	91,697,819

TOTAL INVESTMENT COMPANIES (Cost $1,363,867,301)		1,363,798,819

	PRINCIPAL AMOUNT ($)

U.S. TREASURY OBLIGATIONS - 23.8%
U.S. Treasury Bills
1.20%, 4/5/2018 (f)	12,018,000	12,016,372
1.23%, 4/12/2018 (f)	44,401,000	44,380,822
1.25%, 4/19/2018 (f)	43,624,000	43,590,345
1.25%, 4/26/2018 (f)	10,502,000	10,490,833
1.27%, 5/3/2018 (f)	49,669,000	49,599,466
1.31%, 5/10/2018 (f)	28,786,000	28,736,546
1.37%, 5/17/2018 (f)	11,331,000	11,307,748
1.43%, 5/24/2018 (f)	5,295,000	5,282,374
1.45%, 5/31/2018 (f)	3,906,000	3,895,320
1.46%, 6/7/2018 (f)	2,172,000	2,165,383
1.47%, 6/14/2018 (f)	26,353,000	26,264,412
1.49%, 6/21/2018 (f)	31,066,000	30,949,244
1.59%, 7/5/2018 (f)	22,223,000	22,123,754
1.59%, 7/12/2018 (f)	29,519,000	29,374,840
1.61%, 7/19/2018 (f)	89,833,000	89,362,942
1.63%, 7/26/2018 (f)	33,302,000	33,114,582

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 23.8% (continued)
1.64%, 8/2/2018 (f)	3,623,000	3,600,917
1.66%, 8/9/2018 (f)	21,467,000	21,326,250
1.79%, 8/16/2018 (f)	10,746,000	10,671,157
1.84%, 8/23/2018 (f)	3,302,000	3,277,619
1.85%, 8/30/2018 (f)	17,236,000	17,102,153
1.85%, 9/6/2018 (f)	30,855,000	30,605,695
1.97%, 9/20/2018 (f)	13,844,000	13,720,620
1.91%, 9/27/2018 (f)	19,530,000	19,348,699

TOTAL U.S. TREASURY OBLIGATIONS (Cost $562,454,224)		562,308,093

TOTAL SHORT-TERM INVESTMENTS (Cost $1,926,321,525)		1,926,106,912

TOTAL LONG POSITIONS (Cost $2,429,832,452)		2,510,161,502

	SHARES

SHORT POSITIONS - (21.2)%

COMMON STOCKS - (21.2)%
Austria - (0.3)%
ams AG *	(69,147)	(7,261,146)

Belgium - (1.8)%
Anheuser-Busch InBev SA/NV	(307,656)	(33,825,785)
Galapagos NV *	(46,278)	(4,618,994)
Telenet Group Holding NV *	(44,705)	(2,988,299)

		(41,433,078)

Canada - (3.0)%
Agnico Eagle Mines Ltd. (1)	(22,829)	(960,400)
AltaGas Ltd. (1)	(118,594)	(2,194,498)
Barrick Gold Corp. (1)	(25,765)	(320,975)
Bombardier, Inc., Class B (1)*	(666,491)	(1,939,955)
Brookfield Asset Management, Inc., Class A (1)	(7,855)	(306,189)
Cameco Corp. (1)	(566,034)	(5,144,765)
Canadian Utilities Ltd., Class A (1)	(15,318)	(408,884)
Cenovus Energy, Inc. (1)	(40,425)	(344,209)
Eldorado Gold Corp. (1)*	(715,824)	(600,062)
Element Fleet Management Corp. (1)	(310,805)	(1,001,157)
Emera, Inc. (1)	(12,896)	(407,995)
Enbridge, Inc. (1)	(607,942)	(19,120,433)
Fairfax Financial Holdings Ltd. (1)	(1,212)	(614,368)
Fortis, Inc. (1)	(14,020)	(473,264)
Franco-Nevada Corp. (1)	(17,702)	(1,207,751)
Gildan Activewear, Inc. (1)	(17,867)	(516,033)
Goldcorp, Inc. (1)	(342,088)	(4,723,674)
Imperial Oil Ltd. (1)	(171,665)	(4,546,288)
Inter Pipeline Ltd. (1)	(20,272)	(351,831)
Keyera Corp. (1)	(61,603)	(1,602,295)
Nutrien Ltd. (1)	(19,239)	(909,274)
Pembina Pipeline Corp. (1)	(60,379)	(1,883,988)

INVESTMENTS	SHARE	VALUE ($)
Canada - (3.0)% (continued)
Peyto Exploration & Development Corp. (1)	(109,432)	(917,348)
Stantec, Inc. (1)	(35,093)	(865,919)
TransCanada Corp. (1)	(326,545)	(13,504,341)
Wheaton Precious Metals Corp. (1)	(309,635)	(6,308,782)
WSP Global, Inc. (1)	(31,215)	(1,437,729)
Yamana Gold, Inc. (1)	(129,483)	(357,791)

		(72,970,198)

Denmark - (1.8)%
AP Moller - Maersk A/S, Class B *	(2,298)	(3,586,212)
Chr Hansen Holding A/S	(38,196)	(3,305,755)
Coloplast A/S, Class B	(4,993)	(423,491)
Genmab A/S *	(82,762)	(17,830,654)
Novozymes A/S, Class B	(106,650)	(5,552,229)
Pandora A/S	(112,125)	(12,131,489)

		(42,829,830)

Finland - (0.6)%
Amer Sports OYJ *	(147,256)	(4,544,344)
Huhtamaki OYJ	(51,595)	(2,263,996)
Metso OYJ	(30,104)	(949,796)
Nokia OYJ	(744,284)	(4,110,024)
Nokian Renkaat OYJ	(19,188)	(871,412)
Orion OYJ, Class B	(35,484)	(1,086,255)

		(13,825,827)

Hong Kong - 0.0% (g)
Hutchison Port Holdings Trust (1)	(1,010,300)	(297,028)

Italy - (1.8)%
Banco BPM SpA *	(588,164)	(2,041,141)
BPER Banca	(1,153,477)	(6,431,939)
Brembo SpA	(26,093)	(403,354)
Buzzi Unicem SpA	(226,562)	(5,306,800)
Ferrari NV	(36,213)	(4,353,227)
Leonardo SpA	(384,283)	(4,444,287)
Saipem SpA *	(1,487,408)	(5,835,007)
UniCredit SpA *	(408,439)	(8,536,842)
Unione di Banche Italiane SpA	(982,685)	(4,490,159)

		(41,842,756)

Luxembourg - (1.0)%
Tenaris SA	(1,300,719)	(22,484,331)

Netherlands - (1.6)%
Altice NV, Class A *	(1,388,978)	(11,479,132)
Boskalis Westminster	(182,579)	(5,351,435)
Heineken NV	(20,937)	(2,251,859)
Koninklijke KPN NV	(805,909)	(2,423,362)
Koninklijke Vopak NV	(119,031)	(5,844,425)
OCI NV *	(169,490)	(3,921,765)
SBM Offshore NV	(371,163)	(5,951,633)

		(37,223,611)

Norway - (0.4)%
Gjensidige Forsikring ASA	(66,621)	(1,225,310)
Schibsted ASA, Class A	(94,092)	(2,650,819)
Statoil ASA	(201)	(4,757)
Yara International ASA	(111,881)	(4,780,687)

		(8,661,573)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

INVESTMENTS	SHARES	VALUE ($)
Portugal - (0.1)%
Banco Comercial Portugues SA, Class R*	(7,081,574)	(2,374,592)

Singapore - (0.3)%
CapitaLand Ltd.	(600,800)	(1,645,286)
Keppel Corp. Ltd.	(109,800)	(656,518)
Singapore Post Ltd.	(429,400)	(450,126)
Singapore Press Holdings Ltd.	(1,252,900)	(2,417,378)
Singapore Telecommunications Ltd.	(335,700)	(867,012)

		(6,036,320)

Spain - (2.6)%
Atresmedia Corp. de Medios de Comunicacion SA	(40,701)	(388,289)
Bankia SA *	(2,162,686)	(9,701,715)
Cellnex Telecom SA (b)	(368,896)	(9,862,042)
Ferrovial SA	(273,560)	(5,719,515)
Grifols SA	(306,200)	(8,681,031)
Industria de Diseno Textil SA	(874,150)	(27,482,098)
Telefonica SA	(92,869)	(920,040)

		(62,754,730)

Sweden - (2.4)%
Elekta AB, Class B	(130,508)	(1,397,184)
Getinge AB, Class B *	(245,536)	(2,796,070)
Hennes & Mauritz AB, Class B	(236,393)	(3,531,506)
Hexagon AB, Class B	(72,384)	(4,320,527)
Hexpol AB	(248,041)	(2,305,785)
Svenska Handelsbanken AB, Class A	(835,450)	(10,457,194)
Swedish Orphan Biovitrum AB *	(112,512)	(2,014,645)
Telefonaktiebolaget LM Ericsson, Class B	(4,590,188)	(29,230,126)
Telia Co. AB	(135,525)	(638,558)

		(56,691,595)

Switzerland - (2.4)%
Aryzta AG *	(157,053)	(3,497,955)
Chocoladefabriken Lindt & Spruengli AG	(1,099)	(6,818,434)
Credit Suisse Group AG (Registered)*	(1,833,949)	(30,801,221)
Dufry AG (Registered)*	(25,816)	(3,390,927)
GAM Holding AG *	(17,276)	(290,899)
Vifor Pharma AG	(93,699)	(14,448,604)

		(59,248,040)

United Kingdom - (0.7)%
CNH Industrial NV	(55,503)	(685,852)
Subsea 7 SA	(278,860)	(3,589,390)
Unilever NV, CVA	(220,628)	(12,453,445)

		(16,728,687)

INVESTMENTS	SHARES	VALUE ($)
United States - 0.0% (g)
Valeant Pharmaceuticals International, Inc.(1) *	(22,831)	(363,460)

Zambia - (0.4)%
First Quantum Minerals Ltd. (1)	(591,704)	(8,308,243)

TOTAL COMMON STOCKS (Proceeds $(515,910,276))		(501,335,045)

TOTAL SHORT POSITIONS (Proceeds $(515,910,276))		(501,335,045)

Total Investments In Securities At Value - 85.1% (Cost $1,913,922,176)		2,008,826,457
Other Assets In Excess Of Liabilities - 14.9% (h)		352,187,451

Net Assets - 100.0%		2,361,013,908

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(14,837,885)	(0.6)%
Consumer Staples	(15,667,760)	(0.7)
Energy	(41,582,759)	(1.8)
Financials	4,544,257	0.2
Health Care	(2,168,233)	(0.1)
Industrials	59,076,683	2.5
Information Technology	1,119,983	0.1
Materials	43,107,835	1.8
Real Estate	(1,645,286)	(0.1)
Telecommunication Services	(6,850,452)	(0.3)
Utilities	57,623,162	2.5
Short-Term Investments	1,926,106,912	81.6

Total Investments In Securities At Value	2,008,826,457	85.1
Other Assets in Excess of Liabilities (h)	352,187,451	14.9

Net Assets	$2,361,013,908	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $549,947,528.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2018 amounted to $1,939,351, which represents approximately 0.08% of net assets of the fund.
(c)	Represents 7-day effective yield as of March 31, 2018.
(d)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended March 31, 2018, transactions in and earnings from issuers considered to be an affiliated person were as follows:

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 03/31/18	VALUE AT 03/31/18	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:
SHORT-TERM INVESTMENTS - 49.8%
INVESTMENT COMPANIES - 49.8%
Limited Purpose Cash Investment Fund, 1.53% (a) (Cost $1,175,368,603)	1,114,214,887	447,832,780	(386,512,439)	1,175,535,228	$1,175,300,121	$3,678,270	$(50,735)	$(65,920)

(a)	Represents 7-day effective yield as of March 31, 2018.

(f)	The rate shown was the effective yield at the date of purchase.
(g)	Represents less than 0.05% of net assets.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts
S&P 500 E-Mini Index	(96)	6/2018	USD	$(12,686,400)	$(55,082)

					$(55,082)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

Forward foreign currency contracts outstanding as of March 31, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	3,932,772	USD	3,046,579	CITI	6/20/2018	$10,542
CAD	5,899,154	USD	4,569,871	JPMC	6/20/2018	15,808
DKK	23,200	USD	3,836	CITI	6/20/2018	16
DKK	34,800	USD	5,754	JPMC	6/20/2018	24
EUR	2,610,000	USD	3,227,470	CITI	6/20/2018	2,945
EUR	3,915,000	USD	4,841,211	JPMC	6/20/2018	4,411
NOK	90,000	USD	11,456	CITI	6/20/2018	54
NOK	135,000	USD	17,184	JPMC	6/20/2018	81
SGD	1,810,400	USD	1,376,974	CITI	6/20/2018	6,336
SGD	2,715,600	USD	2,065,463	JPMC	6/20/2018	9,500
USD	61,117	CAD	78,400	CITI	6/20/2018	173
USD	91,676	CAD	117,600	JPMC	6/20/2018	260
USD	8,099,791	CHF	7,549,600	CITI	6/20/2018	149,387
USD	12,149,671	CHF	11,324,400	JPMC	6/20/2018	224,064
USD	2,665,096	DKK	15,975,600	CITI	6/20/2018	12,474
USD	3,997,639	DKK	23,963,400	JPMC	6/20/2018	18,706
USD	29,811,635	EUR	23,983,084	CITI	6/20/2018	127,604
USD	44,717,403	EUR	35,974,631	JPMC	6/20/2018	191,351
USD	20,512	HKD	160,000	CITI	6/20/2018	72
USD	30,768	HKD	240,000	JPMC	6/20/2018	108
USD	2,340,983	NOK	18,221,370	CITI	6/20/2018	10,625
USD	3,511,470	NOK	27,332,058	JPMC	6/20/2018	15,932
USD	598,915	SEK	4,878,800	CITI	6/20/2018	11,140
USD	898,371	SEK	7,318,200	JPMC	6/20/2018	16,709
USD	169,084	SGD	221,200	CITI	6/20/2018	67
USD	253,626	SGD	331,800	JPMC	6/20/2018	101

Total unrealized appreciation						828,490

CAD	3,285,115	USD	2,581,207	CITI	6/20/2018	(27,538)
CAD	4,927,665	USD	3,871,810	JPMC	6/20/2018	(41,314)
CHF	3,488,800	USD	3,726,687	CITI	6/20/2018	(52,669)
CHF	5,233,200	USD	5,590,038	JPMC	6/20/2018	(79,010)
DKK	28,000	USD	4,669	CITI	6/20/2018	(19)
DKK	42,000	USD	7,003	JPMC	6/20/2018	(29)
EUR	3,574,800	USD	4,463,186	CITI	6/20/2018	(38,631)
EUR	5,362,200	USD	6,694,787	JPMC	6/20/2018	(57,953)
NOK	38,800	USD	5,024	CITI	6/20/2018	(62)
NOK	58,200	USD	7,536	JPMC	6/20/2018	(93)
SEK	19,271,202	USD	2,365,579	CITI	6/20/2018	(43,876)
SEK	28,906,798	USD	3,548,372	JPMC	6/20/2018	(65,818)
USD	4,178,898	CAD	5,455,600	CITI	6/20/2018	(61,985)
USD	6,268,340	CAD	8,183,400	JPMC	6/20/2018	(92,986)
USD	5,078,331	EUR	4,124,914	CITI	6/20/2018	(27,104)
USD	7,617,486	EUR	6,187,371	JPMC	6/20/2018	(40,666)
USD	1,007,742	NOK	7,919,428	CITI	6/20/2018	(5,085)
USD	1,511,611	NOK	11,879,144	JPMC	6/20/2018	(7,629)
USD	24,050	SGD	31,600	CITI	6/20/2018	(95)
USD	36,075	SGD	47,400	JPMC	6/20/2018	(144)

Total unrealized depreciation						(642,706)

Net unrealized appreciation						$185,784

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

HKD - Hong Kong Dollar

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Total Return Basket Swaps Outstanding at March 31, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Bank of Japan Estimate Unsecured Overnight Call Rate plus or minus a specified spread (-6.88% to 0.45%), which is denominated in JPY based on the local currencies of the positions within the swap.	7-49 months maturity 10/11/2018	$679,359,216	$141,185	$(1,441,109)	$(1,299,924)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Japan
Astellas Pharma, Inc.	607,100	$9,208,772	$434,769	(33.4)%
Bandai Namco Holdings, Inc.	167,300	5,495,169	71,483	(5.5)
Haseko Corp.	561,000	8,535,868	1,575,719	(121.2)
Hitachi Ltd.	1,977,000	14,321,428	(8,515)	0.7
Idemitsu Kosan Co. Ltd.	235,000	8,933,556	1,199,346	(92.3)
Inpex Corp.	979,500	12,114,299	1,183,883	(91.1)
Japan Airlines Co. Ltd.	376,900	15,167,387	1,045,525	(80.4)
JFE Holdings, Inc.	391,500	7,886,662	(635,442)	48.9
JXTG Holdings, Inc.	3,437,800	20,797,067	1,451,786	(111.7)
Kajima Corp.	1,069,000	9,915,916	72,607	(5.6)
Marubeni Corp.	863,600	6,248,632	292,694	(22.5)
Matsumotokiyoshi Holdings Co. Ltd.	157,300	6,652,413	1,403,015	(107.9)
Nexon Co. Ltd.	461,800	7,638,438	1,301,423	(100.1)
Nippon Telegraph & Telephone Corp.	276,100	12,714,534	(799,750)	61.5
Obayashi Corp.	672,200	7,353,421	(799,036)	61.5
SMC Corp.	21,000	8,500,258	(1,274,274)	98.0
Square Enix Holdings Co. Ltd.	233,900	10,705,258	2,896,400	(222.8)
Start Today Co. Ltd.	304,700	8,138,315	(1,368,084)	105.2
Taisei Corp.	275,575	13,985,292	81,331	(6.3)
Tokyo Electron Ltd.	36,600	6,884,536	(498,391)	38.3

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Japan (continued)
Tosoh Corp.	494,900	$9,711,491	$(919,884)	70.8%

Short Positions

Common Stock

Japan
Aeon Co. Ltd.	(513,800)	(9,172,154)	(1,051,564)	80.9
Alps Electric Co. Ltd.	(305,700)	(7,492,746)	1,225,992	(94.3)
Asics Corp.	(425,800)	(7,879,331)	(765,881)	58.9
Bank of Kyoto Ltd. (The)	(80,000)	(4,465,956)	(1,237,291)	95.2
Calbee, Inc.	(220,000)	(7,277,853)	772,855	(59.5)
Chugoku Electric Power Co., Inc. (The)	(393,500)	(4,741,008)	(242,807)	18.7
Dai-ichi Life Holdings, Inc.	(320,100)	(5,843,656)	117,775	(9.1)
FamilyMart UNY Holdings Co. Ltd.	(186,800)	(15,729,787)	(4,492,882)	345.6
Isetan Mitsukoshi Holdings Ltd.	(617,700)	(6,815,279)	217,573	(16.7)
Kakaku.com, Inc.	(287,800)	(5,036,263)	(773,122)	59.5
Kansai Paint Co. Ltd.	(208,800)	(4,862,614)	238,564	(18.4)
Keikyu Corp.	(270,100)	(4,696,067)	1,286,669	(99.0)
Kintetsu Group Holdings Co. Ltd.	(130,100)	(5,068,037)	(17,761)	1.4
Kyushu Electric Power Co., Inc.	(514,900)	(6,135,926)	(258,439)	19.9
Marui Group Co. Ltd.	(538,300)	(10,967,853)	(2,737,666)	210.6
NGK Spark Plug Co. Ltd.	(327,500)	(7,888,563)	(578,588)	44.5
Nidec Corp.	(28,700)	(4,420,779)	(644,502)	49.6
Nippon Paint Holdings Co. Ltd.	(219,300)	(8,048,179)	(121,226)	9.3
Nomura Holdings, Inc.	(970,800)	(5,613,770)	648,944	(49.9)
Odakyu Electric Railway Co. Ltd.	(247,900)	(5,016,011)	29,934	(2.3)
Ricoh Co. Ltd.	(1,394,300)	(13,771,997)	(507,494)	39.0
Shimano, Inc.	(83,200)	(11,994,624)	467,818	(36.0)
SoftBank Group Corp.	(175,200)	(13,089,986)	1,426,739	(109.8)
Sony Financial Holdings, Inc.	(386,000)	(7,023,129)	(461,311)	35.5
Sysmex Corp.	(83,300)	(7,546,751)	(2,009,731)	154.6
T&D Holdings, Inc.	(787,200)	(12,491,774)	481,054	(37.0)
Tokio Marine Holdings, Inc.	(155,200)	(6,906,367)	564,232	(43.4)
Yamato Holdings Co. Ltd.	(329,900)	(8,273,466)	(1,009,265)	77.6
Yaskawa Electric Corp.	(159,500)	(7,232,625)	(537,582)	41.4

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HONIX plus or minus a specified spread (-1.50% to 0.45%), which is denominated in HKD based on the local currencies of the positions within the swap.	11-49 months maturity 10/11/2018	$32,832,036	$456,098	$(346,601)	$109,497

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Hong Kong
Chow Tai Fook Jewellery Group Ltd.	1,343,400	$1,533,110	$70,456	64.3%
Henderson Land Development Co. Ltd.	167,000	1,095,032	23,700	21.6
Kerry Properties Ltd.	662,000	2,993,555	591,911	540.6
Li & Fung Ltd.	1,794,000	884,400	(45,331)	(41.4)
Melco International Development Ltd.	1,394,000	4,091,110	455,932	416.4
New World Development Co. Ltd.	489,817	698,114	45,862	41.9
Sino Land Co. Ltd.	654,000	1,060,036	(81,935)	(74.8)
Swire Properties Ltd.	93,800	329,912	19,090	17.4
WH Group Ltd.	545,500	584,496	112,722	102.9
Wharf Holdings Ltd. (The)	119,000	412,013	(48,439)	(44.2)
Wheelock & Co. Ltd.	170,000	1,246,958	(116,090)	(106.0)
Xinyi Glass Holdings Ltd.	198,000	301,387	71,677	65.5
Yue Yuen Industrial Holdings Ltd.	220,500	883,426	78	0.1

Macau
Wynn Macau Ltd.	129,200	473,548	94,317	86.1

Short Positions

Common Stock

China
Guotai Junan International Holdings Ltd.	(1,469,000)	(428,296)	60,951	55.7

Hong Kong
ASM Pacific Technology Ltd.	(148,100)	(2,086,483)	64,005	58.5
Cathay Pacific Airways Ltd.	(665,000)	(1,151,335)	(208,658)	(190.6)
Haitong International Securities Group Ltd.	(3,539,999)	(2,080,697)	(18,694)	(17.1)
HK Electric Investments & HK Electric Investments Ltd.	(321,000)	(311,270)	(19,357)	(17.7)
Hong Kong & China Gas Co. Ltd.	(592,073)	(1,220,121)	(361,364)	(330.0)
Hysan Development Co. Ltd.	(63,000)	(334,331)	(34,970)	(31.9)
MTR Corp. Ltd.	(627,453)	(3,387,087)	112,934	103.1
Techtronic Industries Co. Ltd.	(131,500)	(771,785)	(46,833)	(42.8)
Value Partners Group Ltd.	(2,508,000)	(2,363,131)	32,264	29.5

Macau
MGM China Holdings Ltd.	(489,600)	(1,273,395)	(195,381)	(178.4)

United States
Samsonite International SA	(183,000)	(837,008)	(122,749)	(112.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Reserve Bank of Australia Cash rate plus or minus a specified spread (-1.00% to 0.45%), which is denominated in AUD based on the local currencies of the positions within the swap.	14-49 months maturity 10/10/2018	$44,890,627	$(740,501)	$(22,100)	$(762,601)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
Adelaide Brighton Ltd.	75,356	$362,470	$12,725	(1.7)%
AGL Energy Ltd.	18,733	313,977	(29,235)	3.8
Aurizon Holdings Ltd.	765,940	2,512,815	(571,475)	74.9
CIMIC Group Ltd.	108,949	3,749,760	656,077	(86.0)
Crown Resorts Ltd.	39,492	387,853	38,831	(5.1)
Fortescue Metals Group Ltd.	90,041	303,319	(34,749)	4.6
Harvey Norman Holdings Ltd.	131,715	376,592	(48,496)	6.4
Newcrest Mining Ltd.	349,107	5,265,438	(649,845)	85.2
Orica Ltd.	106,850	1,470,754	(185,581)	24.3
Origin Energy Ltd.	321,729	2,171,215	160,016	(21.0)
Qantas Airways Ltd.	78,067	352,203	42,109	(5.5)
South32 Ltd.	1,184,672	2,977,290	(84,965)	11.1
Woodside Petroleum Ltd.	110,679	2,509,903	35,476	(4.7)

Short Positions

Common Stock

Australia
AMP Ltd.	(583,799)	(2,252,986)	79,562	(10.4)
APA Group	(608,171)	(3,703,141)	490,265	(64.3)
AusNet Services	(282,843)	(365,848)	459	(0.1)
Brambles Ltd.	(41,067)	(316,950)	(18,348)	2.4
Challenger Ltd.	(34,301)	(307,194)	5,241	(0.7)
Computershare Ltd.	(39,512)	(529,874)	9,862	(1.3)
CSL Ltd.	(4,754)	(572,755)	30,397	(4.0)
Healthscope Ltd.	(2,373,021)	(3,555,527)	(51,365)	6.7
Ramsay Health Care Ltd.	(10,880)	(524,177)	34,315	(4.5)
REA Group Ltd.	(29,738)	(1,825,821)	(379,795)	49.8
SEEK Ltd.	(330,276)	(4,763,700)	(614,469)	80.6
TPG Telecom Ltd.	(451,662)	(1,919,006)	66,204	(8.7)
Vocus Group Ltd.	(870,365)	(1,500,059)	266,283	(34.9)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the SONIA plus or minus a specified spread (-5.25% to 0.35%), which is denominated in GBP based on the local currencies of the positions within the swap.	19-61 months maturity 10/10/2019	$244,194,070	$8,857,376	$(596,173)	$8,261,203

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
BHP Billiton plc	629,095	$12,432,939	$(788,137)	(9.5)%

Chile
Antofagasta plc	160,323	2,072,793	(38,040)	(0.5)

South Africa
Investec plc	341,774	2,641,335	(53,090)	(0.6)

Switzerland
Coca-Cola HBC AG	92,205	3,412,200	615,427	7.4

United Kingdom
Associated British Foods plc	112,330	3,927,228	(467,219)	(5.7)
Barclays plc	794,535	2,321,716	(3,525)	(0.0)
Barratt Developments plc	789,707	5,876,460	(463,004)	(5.6)
Bellway plc	74,336	3,181,212	(35,652)	(0.4)
BT Group plc	3,463,654	11,055,329	(2,884,115)	(34.9)
Close Brothers Group plc	104,113	2,099,714	(161,182)	(2.0)
easyJet plc	81,343	1,833,626	(68,690)	(0.8)
Inchcape plc	322,286	3,124,677	(465,556)	(5.6)
Indivior plc	753,908	4,309,591	847,033	10.3
Legal & General Group plc	586,315	2,124,368	24,822	0.3
Lloyds Banking Group plc	5,659,090	5,147,659	(279,232)	(3.4)
Persimmon plc	103,132	3,660,386	93,279	1.1
Rio Tinto plc	174,342	8,846,819	(114,190)	(1.4)
Royal Bank of Scotland Group plc	498,328	1,812,829	(43,784)	(0.5)
Royal Mail plc	792,797	6,017,156	1,367,734	16.6
Standard Life Aberdeen plc	1,158,521	5,847,845	(763,196)	(9.2)
Tate & Lyle plc	285,833	2,183,088	(870,153)	(10.5)
Taylor Wimpey plc	2,126,160	5,508,239	(140,874)	(1.7)
William Hill plc	416,571	1,931,465	50,921	0.6

Short Positions

Common Stock

Jordan
Hikma Pharmaceuticals plc	(99,889)	(1,698,797)	25,423	0.3

South Africa
Mediclinic International plc	(242,594)	(2,046,799)	392,652	4.8

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

United Kingdom
Admiral Group plc	(66,072)	$(1,710,102)	$113,086	1.4%
Aggreko plc	(233,320)	(2,404,142)	401,247	4.9
Auto Trader Group plc	(804,514)	(3,954,527)	29,545	0.4
Babcock International Group plc	(310,629)	(2,915,759)	58,269	0.7
Balfour Beatty plc	(787,661)	(2,960,353)	69,132	0.8
British American Tobacco plc	(60,340)	(3,488,066)	46,815	0.6
BTG plc	(200,048)	(1,899,235)	(111,117)	(1.3)
Capita plc	(1,565,968)	(3,167,564)	5,277,903	63.9
Cobham plc	(2,452,299)	(4,225,832)	343,569	4.2
ConvaTec Group plc	(2,009,255)	(5,605,703)	849,262	10.3
Halma plc	(118,051)	(1,954,127)	(174,507)	(2.1)
Hargreaves Lansdown plc	(199,866)	(4,587,647)	(809,292)	(9.8)
Inmarsat plc	(991,254)	(5,040,138)	3,705,377	44.9
J Sainsbury plc	(840,714)	(2,820,162)	61,573	0.7
John Wood Group plc	(853,519)	(6,485,574)	1,364,394	16.5
Just Eat plc	(213,322)	(2,088,931)	(123,290)	(1.5)
Merlin Entertainments plc	(631,539)	(3,070,899)	378,247	4.6
Micro Focus International plc	(218,532)	(3,051,497)	1,097,947	13.3
Rightmove plc	(40,649)	(2,481,383)	(66,324)	(0.8)
RPC Group plc	(200,850)	(2,183,621)	364,022	4.4
Standard Chartered plc	(223,298)	(2,237,974)	85,388	1.0
Tesco plc	(7,690,215)	(22,251,676)	(1,222,074)	(14.8)
United Utilities Group plc	(209,163)	(2,100,563)	(100,276)	(1.2)
Weir Group plc (The)	(116,051)	(3,253,099)	(5,785)	(0.1)
Wm Morrison Supermarkets plc	(966,493)	(2,899,835)	107,280	1.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (-3.38% to 0.33%), which is denominated in USD based on the local currencies of the positions within the swap.	19-49 months maturity 10/10/2019	$3,942,974,187	$44,731,606	$(3,337,934)	$41,393,672

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
Adobe Systems, Inc.	78,984	$17,066,863	$1,679,904	4.1%
Aflac, Inc.	447,187	19,568,903	1,833,000	4.4
Allstate Corp. (The)	265,427	25,162,480	1,115,896	2.7
Amazon.com, Inc.	11,662	16,878,879	2,319,394	5.6
Amgen, Inc.	99,829	17,018,848	(1,100,111)	(2.7)
Apple, Inc.	157,093	26,357,064	(1,239,228)	(3.0)
Applied Materials, Inc.	325,677	18,110,898	2,924,548	7.1
Biogen, Inc.	76,542	20,958,730	(2,228,213)	(5.4)
Boeing Co. (The)	87,726	28,763,601	5,948,192	14.4
Celgene Corp.	301,317	26,880,490	(5,876,902)	(14.2)
Constellation Brands, Inc.	148,859	33,927,943	1,605,725	3.9
Exelon Corp.	810,254	31,608,009	705,279	1.7
Facebook, Inc.	156,126	24,947,374	(3,184,543)	(7.7)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
Gilead Sciences, Inc.	344,593	$25,978,866	$(1,882,195)	(4.5)%
Honeywell International, Inc.	171,648	24,804,852	1,232,091	3.0
IAC/InterActiveCorp	122,240	19,115,891	3,910,058	9.4
Intel Corp.	351,606	18,311,640	3,649,277	8.8
International Business Machines Corp.	190,817	29,277,052	172,646	0.4
JPMorgan Chase & Co.	343,992	37,828,800	1,486,312	3.6
Lear Corp.	116,680	21,712,981	4,905,266	11.9
LyondellBasell Industries NV	325,098	34,356,357	3,606,518	8.7
McKesson Corp.	135,299	19,059,570	(1,378,258)	(3.3)
Merck & Co., Inc.	379,459	20,669,132	(3,255,581)	(7.9)
Micron Technology, Inc.	540,173	28,164,620	3,896,394	9.4
Microsoft Corp.	319,212	29,134,479	5,230,692	12.6
Oracle Corp.	724,536	33,147,522	(2,995,825)	(7.2)
Raytheon Co.	178,346	38,490,634	5,613,102	13.6
Skyworks Solutions, Inc.	218,260	21,882,748	(1,464,921)	(3.5)
Texas Instruments, Inc.	179,116	18,608,361	2,107,604	5.1
Walmart, Inc.	240,339	21,382,961	413,535	1.0
Walt Disney Co. (The)	190,431	19,126,890	(393,234)	(0.9)
Western Digital Corp.	298,957	27,584,762	2,107,796	5.1

Short Positions

Common Stock

United States
Advanced Micro Devices, Inc.	(2,028,185)	(20,383,259)	3,891,635	9.4
Albemarle Corp.	(301,255)	(27,938,389)	7,867,951	19.0
Alkermes plc	(333,272)	(19,316,445)	(1,274,508)	(3.1)
Ball Corp.	(686,033)	(27,242,370)	137,677	0.3
BioMarin Pharmaceutical, Inc.	(244,207)	(19,797,861)	1,290,177	3.1
CenturyLink, Inc.	(1,098,392)	(18,046,581)	(380,385)	(0.9)
Cheniere Energy, Inc.	(343,533)	(18,361,839)	(2,782,840)	(6.7)
Domino’s Pizza, Inc.	(82,016)	(19,155,657)	(2,878,202)	(7.0)
Envision Healthcare Corp.	(695,493)	(26,727,796)	2,759,061	6.7
FirstEnergy Corp.	(924,384)	(31,438,300)	(2,401,407)	(5.8)
Hess Corp.	(673,488)	(34,091,963)	(4,741,588)	(11.5)
Post Holdings, Inc.	(231,992)	(17,575,714)	1,529,022	3.7
ServiceNow, Inc.	(108,301)	(17,918,400)	(4,770,019)	(11.5)
Targa Resources Corp.	(382,028)	(16,809,232)	635,349	1.5
TransDigm Group, Inc.	(110,188)	(33,821,105)	(4,797,022)	(11.6)
VEREIT, Inc.	(3,874,236)	(26,964,683)	3,562,420	8.6
Workday, Inc.	(207,924)	(26,429,220)	(5,537,224)	(13.4)
Zillow Group, Inc.	(342,397)	(18,420,959)	(5,170,121)	(12.5)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-5.10% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	19-61 months maturity 10/10/2019	$323,440,334	$4,895,810	$96,757	$4,992,567

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

France
Air France-KLM	375,738	$4,192,798	$(876,176)	(17.5)%
Atos SE	58,595	8,028,058	(560,075)	(11.2)
Capgemini SE	35,419	4,419,388	428,157	8.6
Cie de Saint-Gobain	67,403	3,559,217	(368,292)	(7.4)
Cie Generale des Etablissements Michelin SCA	83,995	12,434,850	241,282	4.8
Engie SA	668,704	11,166,348	(62,146)	(1.2)
Peugeot SA	517,624	12,464,067	769,134	15.4
Renault SA	145,600	17,668,242	2,140,379	42.9
Teleperformance	15,922	2,469,132	374,173	7.5
Thales SA	38,436	4,682,405	353,640	7.1
TOTAL SA	66,295	3,800,009	18,094	0.4

Germany
Bayerische Motoren Werke AG	35,372	3,847,404	53,951	1.1
Covestro AG	168,187	16,560,890	(1,185,362)	(23.7)
HeidelbergCement AG	16,850	1,655,377	(55,052)	(1.1)
Rheinmetall AG	61,888	8,784,667	723,728	14.5
RWE AG	97,011	2,397,939	50,130	1.0
Salzgitter AG	81,037	4,145,529	(419,228)	(8.4)
Schaeffler AG (Preference)	159,273	2,459,813	(334,564)	(6.7)
Software AG	95,458	5,004,088	(346,696)	(6.9)
Suedzucker AG	102,197	1,733,934	(417,767)	(8.4)
Talanx AG	44,833	1,949,368	53,866	1.1
Volkswagen AG (Preference)	10,509	2,094,590	49,066	1.0

Short Positions

Common Stock

France
Accor SA	(164,485)	(8,886,279)	(639,067)	(12.8)
Airbus SE	(88,788)	(10,277,898)	(319,109)	(6.4)
Bollore SA	(563,575)	(3,006,330)	(458,649)	(9.2)
Carrefour SA	(584,277)	(12,117,845)	340,067	6.8
Edenred	(220,744)	(7,678,040)	(1,572,467)	(31.5)
Electricite de France SA	(909,734)	(13,171,626)	(2,135,873)	(42.8)
Getlink SE	(403,987)	(5,767,254)	(916,978)	(18.4)
Iliad SA	(21,873)	(4,528,244)	695,694	13.9
Ingenico Group SA	(88,469)	(7,180,774)	2,027,436	40.6
JCDecaux SA	(60,550)	(2,105,650)	203,900	4.1
L’Oreal SA	(21,852)	(4,935,463)	(101,376)	(2.0)
Suez	(205,673)	(2,980,192)	(122,624)	(2.5)
Vivendi SA	(222,351)	(5,766,633)	42,443	0.9

Germany
Axel Springer SE	(23,703)	(1,982,833)	(12,314)	(0.2)
Deutsche Bank AG (Registered)	(1,047,228)	(14,609,319)	6,127,744	122.7
Deutsche Telekom AG (Registered)	(215,398)	(3,524,063)	9,778	0.2
E.ON SE	(189,888)	(2,110,053)	74,824	1.5
Fresenius Medical Care AG & Co. KGaA	(17,815)	(1,819,495)	(6,111)	(0.1)
GEA Group AG	(184,347)	(7,839,679)	1,230,631	24.6
Henkel AG & Co. KGaA (Preference)	(31,762)	(4,175,212)	58,895	1.2
ProSiebenSat.1 Media SE	(206,213)	(7,142,495)	228,926	4.6

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR EQUITY MARKET NEUTRAL FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Germany (continued)
Sartorius AG (Preference)	(19,779)	$(2,767,794)	$(784,186)	(15.7)%
Symrise AG	(41,221)	(3,319,093)	272,036	5.4
Wirecard AG	(25,276)	(2,996,260)	114,762	2.3
Zalando SE	(148,321)	(8,093,682)	256,481	5.1

Luxembourg
Eurofins Scientific SE	(7,038)	(3,708,841)	188,164	3.8
SES SA	(124,559)	(1,686,027)	295,505	5.9

United States
QIAGEN NV	(187,043)	(6,046,792)	150,614	3.0

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
CITI
Investment Companies	$1,375,429	$—	$1,375,429

JPMC
Investment Companies	3,751,437	—	3,751,437

JPMS
Cash	—	208,856	208,856

MSIP
Cash	293,797,551	—	293,797,551

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 89.8%

INVESTMENT COMPANIES - 50.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.61% (a)(b)	4,948,829	4,948,829
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.56% (a)(b)	453,224	453,224
Limited Purpose Cash Investment Fund, 1.53% (a)	11,198,484	11,196,244

TOTAL INVESTMENT COMPANIES (Cost $16,598,408)		16,598,297

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 39.0%
U.S. Treasury Bills 1.37%, 5/17/2018(c)	11,131,000	11,108,158
1.97%, 9/20/2018(c)	1,649,000	1,634,304

TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,745,294)		12,742,462

TOTAL SHORT-TERM INVESTMENTS (Cost $29,343,702)		29,340,759

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 89.8% (Cost $29,343,702)		29,340,759

OTHER ASSETS IN EXCESS OF LIABILITIES - 10.2%(d)		3,337,887

NET ASSETS - 100.0%		32,678,646

(a)	Represents 7-day effective yield as of March 31, 2018.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

Forward Effective Interest rate swap contracts outstanding as of March 31, 2018:

Exchange Cleared

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (A)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.50% Semi-Annually	9/16/2020	NZD	61,000,000	$96,069	$46,366	$142,435
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	3.00% Semi-Annually	9/18/2028	CAD	4,700,000	111,641	36,164	147,805
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	1.50% Annually	9/20/2028	SEK	18,100,000	(944)	36,233	35,289
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	9/21/2020	EUR	2,700,000	(2,909)	5,293	2,384
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	9/20/2028	CHF	1,400,000	(13,477)	15,636	2,159
Receive	3 Month London Interbank Offered Rate Quarterly	2.25% Semi-Annually	9/21/2020	USD	126,900,000	1,062,840	7,062	1,069,902
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	1.00% Annually	9/19/2028	EUR	900,000	24,281	(17,727)	6,554
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi-Annually	9/19/2028	GBP	3,900,000	85,192	(68,166)	17,026

						1,362,693	60,861	1,423,554

Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Quarterly	9/10/2020	AUD	61,500,000	(157,849)	18,004	(139,845)
Pay	3 Month London Interbank Offered Rate Quarterly	2.50% Semi-Annually	9/19/2028	USD	13,700,000	(504,641)	137,322	(367,319)
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.25% Semi-Annually	9/20/2028	JPY	852,000,000	(43,625)	12,711	(30,914)
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.00% Semi-Annually	9/21/2020	GBP	17,000,000	(102,648)	(14,489)	(117,137)
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	1.50% Annually	9/16/2020	NOK	237,500,000	(43,297)	(37,583)	(80,880)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	3.50% Semi-Annually	9/13/2028	NZD	8,000,000	(72,461)	(104,896)	(177,357)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	9/14/2020	CAD	30,100,000	(62,592)	(16,550)	(79,142)
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.50% Annually	9/16/2020	SEK	23,700,000	(22,673)	(5,179)	(27,852)
Receive	6 Month Australian Bank-Bill Reference Rate Semi Annually	3.00% Semi-Annually	9/07/2028	AUD	7,500,000	(4,059)	(63,478)	(67,537)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.25% Semi-Annually	9/16/2020	JPY	7,853,700,000	(248,980)	(22,895)	(271,875)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.25% Annually	9/16/2020	CHF	11,500,000	(19,469)	(14,597)	(34,066)
Receive	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.50% Annually	9/20/2028	NOK	34,200,000	(49,316)	(29,044)	(78,360)

						(1,331,610)	(140,674)	(1,472,284)

						$31,083	$(79,813)	$(48,730)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

(a)	Floating rate indices at March 31, 2018 were as follows:

3 Month Australian Bank-Bill Reference Rate: 2.03%

3 Month Canadian Bankers’ Acceptance Rate: 1.73%

3 Month London Interbank Offered Rate: 2.31%

3 Month Stockholm Interbank Offered Rate: (0.36)%

6 Month Australian Bank-Bill Reference Rate: 2.13%

6 Month Euro Interbank Offered Rate: (0.27)%

6 Month London Interbank Offered Rate: 2.45%

6 Month Norwegian Interbank Offered Rate: 1.26%

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

Total return swap contracts outstanding as of March 31, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	38,775	$1,295
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	155,100	5,749
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	96,938	3,462
iBovespa Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/18/2018	BRL	3,426,200	22,151
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/14/2018	KRW	78,925,000	2,106
MSCI Poland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Warsaw Interbank Offered Rate (“WIBOR”) plus or minus a specified spread (-0.25%)	Monthly	GSIN	06/20/2018	PLN	(339,917)	1,446
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Johannesburg Interbank Agreed Rate (“JIBAR”) plus or minus a specified spread (-0.60%)	Monthly	GSIN	06/20/2018	ZAR	(1,161,058)	5,036
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (-0.60%)	Monthly	GSIN	06/20/2018	ZAR	(2,644,264)	20,157
MSCI South Africa Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the JIBAR plus or minus a specified spread (-0.60%)	Monthly	GSIN	06/20/2018	ZAR	(1,201,975)	6,272
MSCI Switzerland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.75%)	Monthly	GSIN	06/20/2018	CHF	(481,035)	7,041
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	USD	40,770	221
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	USD	122,310	1,401

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	52,238	$1,109
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	38,400	3,964
Swiss Market Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MLIN	06/15/2018	CHF	(1,203,580)	20,807
Tel Aviv April Index	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/25/2018	ILS	(574,488)	984
WIG20 June Index	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	06/15/2018	PLN	(488,400)	6,151

								109,352

Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total returnof reference entity	At termination	GSIN	04/27/2018	HKD	18,030,000	(23,161)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total returnof reference entity	At termination	MLIN	04/27/2018	HKD	6,010,000	(3,618)
HSCEI April Futures	Decreases in total return of reference entity	Increases in total returnof reference entity	At termination	MLIN	04/27/2018	HKD	1,204,600	(542)
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total returnof reference entity	At termination	MLIN	06/14/2018	KRW	78,925,000	(1,551)
MSCI Brazil Net Return Index	Decreases in total return of reference entity and pays the Brazilian Interbank Certificate of Deposit (“CDI”) plus or minus a specified spread (-0.10%)	Increases in total returnof reference entity	Monthly	GSIN	06/25/2018	BRL	392,712	(1,709)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the Singapore Swap Offered Rate (“SOR”) plus or minus a specified spread (-0.40%)	Increases in total returnof reference entity	Monthly	GSIN	06/25/2018	SGD	137,090	(1,680)
MSCI Turkey Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.30%)	Increases in total returnof reference entity	Monthly	GSIN	06/22/2018	TRY	745,395	(4,816)
SGX NIFTY 50 Index April Futures	Increases in total return of reference entity	Decreases in total returnof reference entity	At termination	GSIN	04/26/2018	USD	(450,670)	(6,657)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total returnof reference entity	At termination	CITI	04/20/2018	USD	38,244	(1,071)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total returnof reference entity	At termination	GSIN	04/20/2018	USD	19,122	$(534)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total returnof reference entity	At termination	SOCG	04/20/2018	USD	95,610	(3,310)
TAIEX Index April Futures	Decreases in total return of reference entity	Increases in total returnof reference entity	At termination	MLIN	04/18/2018	TWD	6,550,800	(1,306)
Wheat May Futures	Decreases in total return of reference entity	Increases in total returnof reference entity	At termination	GSIN	04/20/2018	USD	67,650	(1,563)

								(51,518)

								$57,834

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	12	4/2018	EUR	$1,559,226	$(13,718)
BIST 30 Index	2	4/2018	TRY	7,119	(175)
Brent Crude Oil	9	4/2018	USD	624,060	43,922
Hang Seng Index	11	4/2018	HKD	2,105,910	(19,715)
HSCEI	1	4/2018	HKD	76,744	(1,751)
LME Aluminum Base Metal	1	4/2018	USD	49,769	(6,484)
LME Aluminum Base Metal	1	4/2018	USD	49,742	(5,205)
LME Copper Base Metal	1	4/2018	USD	167,149	(12,241)
LME Zinc Base Metal	1	4/2018	USD	82,112	(2,000)
MSCI Singapore Index	18	4/2018	SGD	541,174	10,091
MSCI Taiwan Index	27	4/2018	USD	1,100,790	1,045
NY Harbor ULSD	2	4/2018	USD	169,764	12,996
RBOB Gasoline	2	4/2018	USD	169,730	10,407
SGX NIFTY 50 Index	1	4/2018	USD	20,485	318
WTI Crude Oil	21	4/2018	USD	1,363,740	80,621
Corn	40	5/2018	USD	775,500	27,569
LME Aluminum Base Metal	1	5/2018	USD	49,873	(3,529)
LME Copper Base Metal	1	5/2018	USD	167,600	(8,059)
LME Copper Base Metal	1	5/2018	USD	167,532	(8,771)
LME Copper Base Metal	1	5/2018	USD	167,432	(10,116)
LME Nickel Base Metal	1	5/2018	USD	79,642	(1,601)
LME Zinc Base Metal	1	5/2018	USD	81,950	(4,647)
Silver	4	5/2018	USD	325,360	(7,468)
Soybean	8	5/2018	USD	417,900	13,494
Soybean Oil	2	5/2018	USD	38,244	(112)
Wheat	9	5/2018	USD	202,950	(6,246)
100 oz Gold	3	6/2018	USD	398,190	(318)
EURO STOXX 50 Index	26	6/2018	EUR	1,049,648	(14,180)
Euro-Bund	57	6/2018	EUR	11,181,727	80,771
FTSE/MIB Index	15	6/2018	EUR	2,025,905	(35,027)
LME Aluminum Base Metal	2	6/2018	USD	100,025	(7,481)
LME Aluminum Base Metal	3	6/2018	USD	150,244	(11,039)
LME Copper Base Metal	1	6/2018	USD	167,804	(6,348)
LME Copper Base Metal	2	6/2018	USD	335,663	(16,330)
LME Nickel Base Metal	1	6/2018	USD	79,776	(949)
LME Zinc Base Metal	1	6/2018	USD	81,925	(4,615)
Long Gilt	23	6/2018	GBP	3,963,279	60,422
SET50 Index	14	6/2018	THB	104,317	(1,537)
SPI 200 Index	10	6/2018	AUD	1,101,384	(36,565)
TOPIX Index	11	6/2018	JPY	1,774,494	17,020

					112,449

Short Contracts
CAC 40 10 Euro Index	(45)	4/2018	EUR	(2,854,060)	42,555
IBEX 35 Index	(9)	4/2018	EUR	(1,059,931)	12,802
LME Aluminum Base Metal	(1)	4/2018	USD	(49,769)	6,528
LME Aluminum Base Metal	(1)	4/2018	USD	(49,742)	4,964
LME Copper Base Metal	(1)	4/2018	USD	(167,149)	11,854
LME Zinc Base Metal	(1)	4/2018	USD	(82,112)	2,148
Natural Gas	(11)	4/2018	USD	(300,630)	(3,133)
OMXS30 Index	(64)	4/2018	SEK	(1,168,124)	21,278
LME Aluminum Base Metal	(1)	5/2018	USD	(49,874)	3,359

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
LME Copper Base Metal	(1)	5/2018	USD	$(167,432)	$9,859
LME Copper Base Metal	(1)	5/2018	USD	(167,600)	7,139
LME Copper Base Metal	(1)	5/2018	USD	(167,532)	8,715
LME Nickel Base Metal	(1)	5/2018	USD	(79,642)	1,415
LME Zinc Base Metal	(1)	5/2018	USD	(81,950)	4,935
Australia 10 Year Bond	(8)	6/2018	AUD	(796,418)	(2,567)
Canada 10 Year Bond	(23)	6/2018	CAD	(2,379,175)	(45,785)
DAX Index	(1)	6/2018	EUR	(372,811)	4,061
DJIA CBOT E-Mini Index	(14)	6/2018	USD	(1,690,290)	45,663
FTSE 100 Index	(68)	6/2018	GBP	(6,672,079)	98,681
FTSE/JSE Top 40 Index	(3)	6/2018	ZAR	(125,144)	8,497
Japan 10 Year Bond	(15)	6/2018	JPY	(21,254,170)	(7,898)
Japan 10 Year Bond Mini	(45)	6/2018	JPY	(6,377,097)	(3,312)
KOSPI 200 Index	(7)	6/2018	KRW	(518,318)	(8,157)
LME Aluminum Base Metal	(2)	6/2018	USD	(100,025)	7,344
LME Aluminum Base Metal	(2)	6/2018	USD	(100,162)	7,382
LME Copper Base Metal	(1)	6/2018	USD	(167,804)	6,080
LME Copper Base Metal	(1)	6/2018	USD	(167,831)	6,441
MEX BOLSA Index	(12)	6/2018	MXN	(306,020)	14,805
S&P 500 E-Mini Index	(2)	6/2018	USD	(264,300)	464
S&P/TSX 60 Index	(12)	6/2018	CAD	(1,687,740)	19,379
U.S. Treasury 10 Year Note	(154)	6/2018	USD	(18,655,656)	(189,491)

					96,005

					$208,454

Forward foreign currency contracts outstanding as of March 31, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BRL	203,600	USD	61,213	CITI**	6/20/2018	$40
BRL	305,400	USD	91,820	JPMC**	6/20/2018	61
CLP	16,400,000	USD	27,109	CITI**	6/20/2018	42
CLP	24,600,000	USD	40,663	JPMC**	6/20/2018	63
CNY	510,400	USD	80,012	CITI**	6/20/2018	1,068
CNY	765,600	USD	120,018	JPMC**	6/20/2018	1,601
COP	168,000,000	USD	58,881	CITI**	6/20/2018	1,084
COP	252,000,000	USD	88,322	JPMC**	6/20/2018	1,626
CZK	1,000,000	USD	48,602	CITI	6/20/2018	51
CZK	1,500,000	USD	72,902	JPMC	6/20/2018	75
GBP	258,800	USD	364,247	CITI	6/20/2018	56
GBP	388,200	USD	546,371	JPMC	6/20/2018	84
HKD	199,600	USD	25,497	CITI	6/20/2018	2
HKD	299,400	USD	38,246	JPMC	6/20/2018	2
HUF	42,446,400	USD	167,300	CITI	6/20/2018	779
HUF	63,669,600	USD	250,951	JPMC	6/20/2018	1,168
INR	1,131,600	USD	17,193	CITI**	6/20/2018	42
INR	1,697,400	USD	25,790	JPMC**	6/20/2018	63
JPY	315,714,400	USD	2,970,068	CITI	6/20/2018	12,664
JPY	473,571,600	USD	4,455,108	JPMC	6/20/2018	18,992
KRW	346,878,170	USD	324,261	CITI**	6/20/2018	2,945
KRW	520,317,254	USD	486,393	JPMC**	6/20/2018	4,417
MXN	6,100,800	USD	320,851	CITI	6/20/2018	10,619
MXN	9,151,200	USD	481,278	JPMC	6/20/2018	15,928
SGD	641,080	USD	485,684	CITI	6/20/2018	4,159
SGD	961,620	USD	728,527	JPMC	6/20/2018	6,238
TRY	256,000	USD	62,986	CITI	6/20/2018	403
TRY	384,000	USD	94,479	JPMC	6/20/2018	604

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
TWD	4,840,000	USD	167,097	CITI**	6/20/2018	$525
TWD	7,260,000	USD	250,646	JPMC**	6/20/2018	788
USD	428,948	AUD	550,800	CITI	6/20/2018	5,823
USD	643,422	AUD	826,200	JPMC	6/20/2018	8,733
USD	375,433	BRL	1,231,600	CITI**	6/20/2018	4,902
USD	563,149	BRL	1,847,400	JPMC**	6/20/2018	7,352
USD	467,211	CAD	599,600	CITI	6/20/2018	1,115
USD	700,816	CAD	899,400	JPMC	6/20/2018	1,672
USD	292,980	CHF	272,400	CITI	6/20/2018	6,119
USD	439,470	CHF	408,600	JPMC	6/20/2018	9,178
USD	12,604	CLP	7,600,000	CITI**	6/20/2018	23
USD	18,906	CLP	11,400,000	JPMC**	6/20/2018	33
USD	106,664	CZK	2,185,680	CITI	6/20/2018	327
USD	11,687	CZK	240,000	JPMC	6/20/2018	11
USD	2,363,102	EUR	1,897,200	CITI	6/20/2018	14,924
USD	3,544,648	EUR	2,845,800	JPMC	6/20/2018	22,382
USD	1,508,161	GBP	1,070,000	CITI	6/20/2018	1,961
USD	2,262,239	GBP	1,605,000	JPMC	6/20/2018	2,938
USD	231,434	HKD	1,807,200	CITI	6/20/2018	564
USD	347,150	HKD	2,710,800	JPMC	6/20/2018	845
USD	350,691	ILS	1,216,000	CITI	6/20/2018	2,346
USD	526,036	ILS	1,824,000	JPMC	6/20/2018	3,518
USD	35,341	INR	2,320,000	CITI**	6/20/2018	6
USD	53,012	INR	3,480,000	JPMC**	6/20/2018	9
USD	1,002,188	JPY	105,652,400	CITI	6/20/2018	4,030
USD	1,503,280	JPY	158,478,600	JPMC	6/20/2018	6,043
USD	1,018,439	NZD	1,394,000	CITI	6/20/2018	11,254
USD	1,527,656	NZD	2,091,000	JPMC	6/20/2018	16,879
USD	367,167	PHP	19,240,000	CITI**	6/20/2018	1,575
USD	550,750	PHP	28,860,000	JPMC**	6/20/2018	2,362
USD	77,436	PLN	264,002	CITI	6/20/2018	197
USD	116,153	PLN	396,002	JPMC	6/20/2018	296
USD	22,623	RUB	1,280,000	CITI**	6/20/2018	489
USD	33,934	RUB	1,920,000	JPMC**	6/20/2018	734
USD	2,758,589	SEK	22,258,000	CITI	6/20/2018	77,050
USD	4,137,879	SEK	33,387,000	JPMC	6/20/2018	115,570
USD	86,448	TRY	338,800	CITI	6/20/2018	2,557
USD	129,672	TRY	508,200	JPMC	6/20/2018	3,835
USD	65,059	ZAR	772,800	CITI	6/20/2018	478
USD	97,589	ZAR	1,159,200	JPMC	6/20/2018	716
ZAR	192,000	USD	15,890	CITI	6/20/2018	156
ZAR	288,000	USD	23,835	JPMC	6/20/2018	234

Total unrealized appreciation						425,425

AUD	1,259,200	USD	973,605	CITI	6/20/2018	(6,285)
AUD	1,888,800	USD	1,460,409	JPMC	6/20/2018	(9,430)
BRL	875,600	USD	267,596	CITI**	6/20/2018	(4,168)
BRL	1,313,400	USD	401,395	JPMC**	6/20/2018	(6,254)
CAD	1,658,000	USD	1,306,036	CITI	6/20/2018	(17,198)
CAD	2,487,000	USD	1,959,057	JPMC	6/20/2018	(25,799)
CHF	37,200	USD	40,634	CITI	6/20/2018	(1,459)
CHF	55,800	USD	60,951	JPMC	6/20/2018	(2,189)
CLP	182,400,000	USD	306,517	CITI**	6/20/2018	(4,549)
CLP	273,600,000	USD	459,777	JPMC**	6/20/2018	(6,824)
CNY	2,800	USD	445	CITI**	6/20/2018	(1)
CNY	4,200	USD	668	JPMC**	6/20/2018	(1)
CZK	4,490,272	USD	219,750	CITI	6/20/2018	(1,291)
CZK	6,735,408	USD	329,625	JPMC	6/20/2018	(1,936)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	1,386,800	USD	1,725,061	CITI	6/20/2018	$(8,609)
EUR	2,080,200	USD	2,587,594	JPMC	6/20/2018	(12,916)
GBP	852,800	USD	1,207,924	CITI	6/20/2018	(7,467)
GBP	1,279,200	USD	1,811,888	JPMC	6/20/2018	(11,204)
HKD	1,074,400	USD	137,536	CITI	6/20/2018	(281)
HKD	1,611,600	USD	206,304	JPMC	6/20/2018	(421)
JPY	34,511,200	USD	328,614	CITI	6/20/2018	(2,567)
JPY	51,766,800	USD	492,922	JPMC	6/20/2018	(3,852)
NOK	16,022,000	USD	2,080,562	CITI	6/20/2018	(31,485)
NOK	24,033,000	USD	3,120,847	JPMC	6/20/2018	(47,231)
NZD	50,400	USD	36,643	CITI	6/20/2018	(229)
NZD	75,600	USD	54,965	JPMC	6/20/2018	(343)
PLN	1,152,002	USD	341,593	CITI	6/20/2018	(4,554)
PLN	1,728,002	USD	512,390	JPMC	6/20/2018	(6,832)
RUB	5,200,000	USD	91,256	CITI**	6/20/2018	(1,339)
RUB	7,800,000	USD	136,884	JPMC**	6/20/2018	(2,008)
SEK	871,600	USD	108,664	CITI	6/20/2018	(3,658)
SEK	1,307,400	USD	162,996	JPMC	6/20/2018	(5,487)
TRY	1,618,800	USD	412,623	CITI	6/20/2018	(11,787)
TRY	2,428,200	USD	618,935	JPMC	6/20/2018	(17,681)
USD	297,454	AUD	388,400	CITI	6/20/2018	(916)
USD	446,181	AUD	582,600	JPMC	6/20/2018	(1,374)
USD	75,751	CAD	98,400	CITI	6/20/2018	(740)
USD	113,626	CAD	147,600	JPMC	6/20/2018	(1,110)
USD	167,710	CLP	102,000,000	CITI**	6/20/2018	(1,154)
USD	251,565	CLP	153,000,000	JPMC**	6/20/2018	(1,730)
USD	18,895	CNY	120,000	CITI**	6/20/2018	(167)
USD	28,343	CNY	180,000	JPMC**	6/20/2018	(251)
USD	92,765	COP	268,000,000	CITI**	6/20/2018	(2,893)
USD	139,148	COP	402,000,000	JPMC**	6/20/2018	(4,340)
USD	149,824	EUR	121,200	CITI	6/20/2018	(186)
USD	224,736	EUR	181,800	JPMC	6/20/2018	(279)
USD	13,945	GBP	10,000	CITI	6/20/2018	(132)
USD	20,918	GBP	15,000	JPMC	6/20/2018	(197)
USD	230,142	IDR	3,196,000,000	CITI**	6/20/2018	(1,289)
USD	345,213	IDR	4,794,000,000	JPMC**	6/20/2018	(1,935)
USD	2,271	ILS	8,000	CITI	6/20/2018	(21)
USD	3,407	ILS	12,000	JPMC	6/20/2018	(31)
USD	397,069	INR	26,120,000	CITI**	6/20/2018	(757)
USD	595,603	INR	39,180,000	JPMC**	6/20/2018	(1,136)
USD	493,680	JPY	52,494,000	CITI	6/20/2018	(2,261)
USD	740,519	JPY	78,741,000	JPMC	6/20/2018	(3,392)
USD	637,071	KRW	682,613,024	CITI**	6/20/2018	(6,831)
USD	803,772	KRW	860,843,400	JPMC**	6/20/2018	(8,252)
USD	232,949	MXN	4,416,800	CITI	6/20/2018	(7,025)
USD	349,424	MXN	6,625,200	JPMC	6/20/2018	(10,539)
USD	1,035,914	NOK	8,109,200	CITI	6/20/2018	(1,184)
USD	1,553,869	NOK	12,163,800	JPMC	6/20/2018	(1,777)
USD	61,823	NZD	86,000	CITI	6/20/2018	(313)
USD	92,735	NZD	129,000	JPMC	6/20/2018	(469)
USD	146,200	PHP	7,720,000	CITI**	6/20/2018	(493)
USD	219,299	PHP	11,580,000	JPMC**	6/20/2018	(741)
USD	26,866	PLN	92,000	CITI	6/20/2018	(50)
USD	40,299	PLN	138,000	JPMC	6/20/2018	(75)
USD	100,468	SGD	132,100	CITI	6/20/2018	(468)
USD	457	SGD	600	JPMC	6/20/2018	(1)
USD	32,332	TRY	132,000	CITI	6/20/2018	(354)
USD	48,498	TRY	198,000	JPMC	6/20/2018	(530)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	45,914	ZAR	556,000	CITI	6/20/2018	$(551)
USD	68,872	ZAR	834,000	JPMC	6/20/2018	(825)
ZAR	2,210,400	USD	186,776	CITI	6/20/2018	(2,056)
ZAR	3,315,600	USD	280,165	JPMC	6/20/2018	(3,084)

Total unrealized depreciation						(339,244)

Net unrealized appreciation						$86,181

**    Non-deliverable forward.

AUD - Australian	Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL MACRO FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$1,291,078	$1,291,078

CITI
Cash	(80,000)	—	(80,000)
Investment Companies	142,965	—	142,965

CRSU
Cash	—	955,380	955,380

GSCO
Cash	—	329,721	329,721

GSIN
Investment Companies	453,224	—	453,224

JPMC
Investment Companies	390,000	—	390,000

JPMS
Cash	—	18,016	18,016

MLIN
Cash	120,000	—	120,000

MSCL
Cash	—	314,726	314,726

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$60,683	$—	$60,683

GSCO
Cash	—	(10,529)	(10,529)

JPPC
Cash	—	50,963	50,963

MSCL
Cash	—	78,083	78,083

See notes to Consolidated Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 97.7%

COMMON STOCKS - 8.6%
Canada - 3.2%
Air Canada (1)*(a)	1,787,610	37,143,882
Atco Ltd., Class I (1)	33,904	1,088,949
BlackBerry Ltd. (1)*	128,812	1,480,736
Canadian Imperial Bank of Commerce (1)(a)	171,231	15,114,208
Canadian Natural Resources Ltd. (1)	58,289	1,832,347
Canadian Tire Corp. Ltd., Class A (1)(a)	74,369	9,778,483
CGI Group, Inc., Class A (1)*	64,137	3,698,823
Constellation Software, Inc. (1)	5,289	3,588,605
Dollarama, Inc. (1)(a)	278,461	33,842,840
Empire Co. Ltd., Class A (1)	73,878	1,482,893
Encana Corp. (1)(a)	695,831	7,653,142
Finning International, Inc. (1)	93,790	2,261,851
George Weston Ltd. (1)	11,601	933,951
Industrial Alliance Insurance & Financial Services, Inc. (1)	29,290	1,204,929
Linamar Corp. (1)(a)	165,934	9,064,645
Lundin Mining Corp. (1)(a)	982,344	6,442,975
Magna International, Inc. (1)(a)	305,863	17,228,609
Manulife Financial Corp. (1)(a)	130,952	2,431,305
Methanex Corp. (1)(a)	135,274	8,195,083
National Bank of Canada (1)(a)	230,684	10,857,824
Quebecor, Inc., Class B (1)	81,779	1,563,408
Saputo, Inc. (1)	30,062	964,849
Teck Resources Ltd., Class B (1)(a)	266,329	6,859,003
Toronto-Dominion Bank (The) (1)(a)	109,372	6,206,533
West Fraser Timber Co. Ltd. (1)(a)	125,491	8,338,793
WestJet Airlines Ltd. (1)	47,638	876,331

		200,134,997

China - 0.0% (b)
Yangzijiang Shipbuilding Holdings Ltd. (a)	2,057,200	1,916,041

Italy - 3.0%
A2A SpA (a)	8,011,414	15,324,714
DiaSorin SpA	9,284	836,281
Enel SpA (a)	9,361,728	57,286,413
Eni SpA (a)	1,568,907	27,636,708
Hera SpA (a)	1,792,230	6,566,984
Intesa Sanpaolo SpA (a)	8,783,362	31,980,263
Italgas SpA	308,647	1,844,271
Mediobanca Banca di Credito Finanziario SpA	311,926	3,667,127
Moncler SpA (a)	615,526	23,425,825
Poste Italiane SpA (c)	434,270	3,966,776
Prysmian SpA (a)	148,606	4,666,550
Recordati SpA	74,306	2,741,546
Terna Rete Elettrica Nazionale SpA	356,618	2,084,037

		182,027,495

INVESTMENTS	SHARES	VALUE ($)

Singapore - 0.2%
Genting Singapore plc (a)	12,705,600	10,538,327
StarHub Ltd.	614,300	1,081,335

		11,619,662

Spain - 0.9%
Repsol SA (a)	3,213,389	57,120,059

Switzerland - 1.0%
STMicroelectronics NV (a)	1,408,461	31,314,164
Temenos Group AG (Registered)*(a)	230,300	27,615,113

		58,929,277

United Kingdom - 0.3%
Fiat Chrysler Automobiles NV *(a)	817,916	16,682,456

TOTAL COMMON STOCKS (Cost $436,166,735)		528,429,987

SHORT-TERM INVESTMENTS - 89.1%

INVESTMENT COMPANIES - 52.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.55% (d)	20,242,987	20,242,987
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.49% (d)	80,971,948	80,971,948
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.61% (d)(e)	74,464,080	74,464,080
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.56% (d)(e)	911,470,099	911,470,099
Limited Purpose Cash Investment Fund, 1.53% (d)(f)	2,023,095,764	2,022,691,144
UBS Select Treasury Preferred Fund, Class I, 1.55% (d)	101,214,935	101,214,935

TOTAL INVESTMENT COMPANIES (Cost $3,211,144,785)		3,211,055,193

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 36.6%
U.S. Treasury Bills 1.20%, 4/5/2018 (g)	62,615,000	62,606,516
1.23%, 4/12/2018 (g)	59,415,000	59,388,000
1.25%, 4/19/2018 (g)	37,626,000	37,596,972
1.25%, 4/26/2018 (g)	169,209,000	169,029,075
1.27%, 5/3/2018 (g)	76,812,000	76,704,469
1.31%, 5/10/2018 (g)	103,281,000	103,103,564
1.37%, 5/17/2018 (g)	29,722,000	29,661,008
1.43%, 5/24/2018 (g)	32,606,000	32,528,253
1.45%, 5/31/2018 (g)	77,177,000	76,965,983
1.46%, 6/7/2018 (g)	125,772,000	125,388,827
1.47%, 6/14/2018 (g)	134,259,000	133,807,675
1.49%, 6/21/2018 (g)	1,125,000	1,120,772

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 36.6% (continued)
1.54%, 6/28/2018 (g)	16,316,000	16,249,658
1.59%, 7/5/2018 (g)	148,844,000	148,179,276
1.59%, 7/12/2018 (g)	104,599,000	104,088,176
1.61%, 7/19/2018 (g)	209,714,000	208,616,657
1.63%, 7/26/2018 (g)	136,146,000	135,379,792
1.64%, 8/2/2018 (g)	46,668,000	46,383,546
1.66%, 8/9/2018 (g)	118,755,000	117,976,375
1.84%, 8/23/2018 (g)	146,011,000	144,932,899
1.85%, 9/6/2018 (g)	134,001,000	132,918,285
1.87%, 9/13/2018 (g)	102,692,000	101,822,381
1.97%, 9/20/2018 (g)	83,393,000	82,649,786
1.91%, 9/27/2018 (g)	98,977,000	98,058,178

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,245,697,884)		2,245,156,123

TOTAL SHORT-TERM INVESTMENTS (Cost $5,456,842,669)		5,456,211,316

TOTAL LONG POSITIONS (Cost $5,893,009,404)		5,984,641,303

	SHARES
SHORT POSITIONS - (6.5)%

COMMON STOCKS - (6.5)%
Canada - (3.1)%
Agnico Eagle Mines Ltd. (1)	(58,338)	(2,454,240)
AltaGas Ltd. (1)	(321,848)	(5,955,568)
Barrick Gold Corp. (1)	(68,939)	(858,828)
Bombardier, Inc., Class B (1)*	(314,947)	(916,716)
Brookfield Asset Management, Inc., Class A (1)	(20,863)	(813,242)
Cameco Corp. (1)	(1,189,770)	(10,813,992)
Cenovus Energy, Inc. (1)	(246,805)	(2,101,487)
Eldorado Gold Corp. (1)*	(1,343,095)	(1,125,892)
Element Fleet Management Corp. (1)	(822,716)	(2,650,112)
Emera, Inc. (1)	(57,822)	(1,829,336)
Enbridge Income Fund Holdings, Inc. (1)	(47,854)	(1,037,050)
Enbridge, Inc. (1)	(1,686,820)	(53,052,311)
Fairfax Financial Holdings Ltd. (1)	(4,191)	(2,124,435)
Fortis, Inc. (1)	(37,906)	(1,279,568)
Franco-Nevada Corp. (1)	(62,849)	(4,287,986)
Gildan Activewear, Inc. (1)	(45,306)	(1,308,524)
Goldcorp, Inc. (1)	(810,793)	(11,195,721)
Husky Energy, Inc. (1)	(86,138)	(1,232,883)
Imperial Oil Ltd. (1)	(433,761)	(11,487,504)
Inter Pipeline Ltd. (1)	(61,873)	(1,073,839)
Keyera Corp. (1)	(112,120)	(2,916,243)
Kinross Gold Corp. (1)*	(248,915)	(983,411)
Nutrien Ltd. (1)	(39,645)	(1,873,702)
Pembina Pipeline Corp. (1)	(185,137)	(5,776,774)
Peyto Exploration & Development Corp. (1)	(216,548)	(1,815,282)

INVESTMENTS	SHARES	VALUE ($)
Canada - (3.1)% (continued)
TransCanada Corp. (1)	(894,309)	(36,984,347)
Wheaton Precious Metals Corp. (1)	(740,056)	(15,078,566)
WSP Global, Inc. (1)	(24,958)	(1,149,538)
Yamana Gold, Inc. (1)	(380,455)	(1,051,282)

		(185,228,379)

Hong Kong - 0.0% (b)
Hutchison Port Holdings Trust (1)	(2,834,100)	(833,225)

Italy - (1.6)%
Banco BPM SpA *	(1,044,372)	(3,624,347)
BPER Banca	(2,704,036)	(15,078,059)
Brembo SpA	(82,871)	(1,281,047)
Buzzi Unicem SpA	(567,218)	(13,286,044)
Ferrari NV	(82,867)	(9,961,585)
Leonardo SpA	(878,922)	(10,164,857)
Saipem SpA *	(4,299,376)	(16,866,180)
UniCredit SpA *	(997,150)	(20,841,572)
Unione di Banche Italiane SpA	(2,076,962)	(9,490,213)

		(100,593,904)

Luxembourg - (1.0)%
Tenaris SA	(3,383,286)	(58,483,749)

Netherlands - (0.3)%
Koninklijke Vopak NV	(317,708)	(15,599,471)

Singapore - (0.2)%
CapitaLand Ltd.	(1,425,400)	(3,903,445)
Keppel Corp. Ltd.	(171,500)	(1,025,436)
Singapore Post Ltd.	(955,800)	(1,001,933)
Singapore Press Holdings Ltd.	(1,968,000)	(3,797,111)
Singapore Telecommunications Ltd.	(1,262,500)	(3,260,659)

		(12,988,584)

United Kingdom - 0.0% (b)
CNH Industrial NV	(75,373)	(931,387)

United States - 0.0% (b)
Valeant Pharmaceuticals International, Inc. (1)*	(66,653)	(1,061,088)

Zambia - (0.3)%
First Quantum Minerals Ltd. (1)	(1,462,038)	(20,528,791)

TOTAL COMMON STOCKS (Proceeds $(414,648,936))		(396,248,578)

TOTAL SHORT POSITIONS (Proceeds $(414,648,936))		(396,248,578)

Total Investments In Securities At Value - 91.2% (Cost $5,478,360,468)		5,588,392,725

Other Assets In Excess Of Liabilities - 8.8% (h)		538,478,177

Net Assets - 100.0%		6,126,870,902

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$105,776,326	1.7%
Consumer Staples	3,381,693	0.1
Energy	(130,954,423)	(2.1)
Financials	20,806,986	0.3
Health Care	2,516,738	0.0
Industrials	30,841,561	0.5
Information Technology	67,697,441	1.1
Materials	(42,888,608)	(0.7)
Real Estate	(3,903,446)	(0.1)
Telecommunication Services	(2,179,323)	0.0
Utilities	81,086,464	1.3
Short-Term Investments	5,456,211,316	89.1

Total Investments In Securities At Value	5,588,392,725	91.2
Other Assets in Excess of Liabilities (h)	538,478,177	8.8

Net Assets	$6,126,870,902	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $434,148,342.
(b)	Represents less than 0.05% of net assets.
(c)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2018 amounted to $3,966,776, which represents approximately 0.06% of net assets of the fund.
(d)	Represents 7-day effective yield as of March 31, 2018.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended March 31, 2018, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 03/31/18	VALUE AT 03/31/18	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:

SHORT-TERM INVESTMENTS - 33.0%

INVESTMENT COMPANIES - 33.0%
Limited Purpose Cash Investment Fund, 1.53% (a) (Cost $2,022,780,735)	1,987,905,834	1,885,952,005	(1,850,762,075)	2,023,095,764	$2,022,691,144	$6,785,078	$(134,251)	$(89,591)

(a)	Represents 7-day effective yield as of March 31, 2018.
(g)	The rate shown was the effective yield at the date of purchase.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total return swap contracts outstanding as of March 31, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND`	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-2.00%)	Increases in total return of reference entity	Monthly	JPMC	06/22/2018	EUR	762,089	$11,362
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.15%)	Increases in total return of reference entity	Monthly	JPMC	06/25/2018	JPY	6,743,749,487	424,278
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	JPMC	06/25/2018	SGD	228,603	186

								435,826

MSCI Australia Net Return Index	Decreases in total return of reference entity and pays the BBR plus or minus a specified spread (0.10%)	Increases in total return of reference entity	Monthly	JPMC	06/22/2018	AUD	1,342,050	(35,651)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-2.00%)	Increases in total return of reference entity	Monthly	JPMC	06/22/2018	EUR	7,577,174	(102,519)
MSCI Hong Kong Net Return Index	Decreases in total return of reference entity and pays the HIBOR plus or minus a specified spread (0.35%)	Increases in total return of reference entity	Monthly	JPMC	06/22/2018	HKD	120,218,917	(420,140)
MSCI Hong Kong Net Return Index	Decreases in total return of reference entity and pays the HIBOR plus or minus a specified spread (0.35%)	Increases in total return of reference entity	Monthly	JPMC	06/22/2018	HKD	2,834,361	(312)
MSCI Hong Kong Net Return Index	Decreases in total return of reference entity and pays the HIBOR plus or minus a specified spread (0.35%)	Increases in total return of reference entity	Monthly	JPMC	06/22/2018	HKD	14,601,564	(78,842)
MSCI Singapore Index April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	04/27/2018	SGD	(709,560)	(10,698)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND`	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	JPMC	06/25/2018	SGD	1,753,604	$(49,177)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (0.30%)	Increases in total return of reference entity	Monthly	JPMC	06/25/2018	SGD	5,090,207	(62,237)
Swiss Market Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	06/15/2018	CHF	60,093,030	(896,481)
Swiss Market Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/15/2018	CHF	17,623,850	(278,147)

								(1,934,204)

								$(1,498,378)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	396	4/2018	EUR	$51,454,466	$(455,300)
CAC 40 10 Euro Index	1,823	4/2018	EUR	115,621,123	(1,502,558)
Hang Seng Index	88	4/2018	HKD	16,847,282	(201,564)
IBEX 35 Index	277	4/2018	EUR	32,622,307	(465,923)
MSCI Singapore Index	416	4/2018	SGD	12,507,127	231,809
OMXS30 Index	2,423	4/2018	SEK	44,224,437	(580,246)
DAX Index	254	6/2018	EUR	94,693,986	(1,643,992)
FTSE 100 Index	1,789	6/2018	GBP	175,534,541	(2,778,797)
FTSE/MIB Index	94	6/2018	EUR	12,695,672	(221,509)
S&P 500 E-Mini Index	12,273	6/2018	USD	1,621,876,949	(78,033,683)
S&P/TSX 60 Index	613	6/2018	CAD	86,215,392	(1,046,959)
SPI 200 Index	604	6/2018	AUD	66,523,573	(2,495,386)
TOPIX Index	1,111	6/2018	JPY	179,223,862	2,096,515

					$(87,097,593)

Forward foreign currency contracts outstanding as of March 31, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	24,871,240	USD	19,272,557	CITI	6/20/2018	$60,980
CAD	37,306,864	USD	28,908,875	JPMC	6/20/2018	91,435
EUR	12,320,221	USD	15,157,871	CITI	6/20/2018	90,952
EUR	18,480,332	USD	22,736,836	JPMC	6/20/2018	136,401
GBP	54,602,400	USD	76,144,184	CITI	6/20/2018	717,647
GBP	81,903,601	USD	114,216,420	JPMC	6/20/2018	1,076,327
JPY	8,870,974,500	USD	83,583,325	CITI	6/20/2018	225,799
JPY	13,306,461,750	USD	125,375,145	JPMC	6/20/2018	338,543
NOK	5,121,502	USD	651,712	CITI	6/20/2018	3,284
NOK	7,682,252	USD	977,570	JPMC	6/20/2018	4,926
NZD	477,600	USD	344,983	CITI	6/20/2018	90
NZD	716,400	USD	517,474	JPMC	6/20/2018	135
SGD	12,571,086	USD	9,562,559	CITI	6/20/2018	42,886
SGD	18,856,629	USD	14,343,856	JPMC	6/20/2018	64,313
USD	200,594	CAD	257,200	CITI	6/20/2018	661
USD	300,891	CAD	385,800	JPMC	6/20/2018	991

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	82,592	EUR	66,400	CITI	6/20/2018	$408
USD	123,887	EUR	99,600	JPMC	6/20/2018	612
USD	2,424,223	JPY	256,066,800	CITI	6/20/2018	5,015
USD	3,636,330	JPY	384,100,200	JPMC	6/20/2018	7,518
USD	74,097	NOK	573,600	CITI	6/20/2018	738
USD	111,145	NOK	860,400	JPMC	6/20/2018	1,107
USD	340,614	SGD	445,600	CITI	6/20/2018	136
USD	510,921	SGD	668,400	JPMC	6/20/2018	203

Total unrealized appreciation						2,871,107

AUD	39,056,002	USD	30,509,385	CITI	6/20/2018	(506,489)
AUD	58,583,998	USD	45,764,131	JPMC	6/20/2018	(759,786)
CAD	46,635,720	USD	36,634,098	CITI	6/20/2018	(382,048)
CAD	69,953,586	USD	54,951,220	JPMC	6/20/2018	(573,142)
CHF	16,201,835	USD	17,383,869	CITI	6/20/2018	(321,887)
CHF	24,302,747	USD	26,075,830	JPMC	6/20/2018	(482,865)
DKK	25,552,177	USD	4,268,269	CITI	6/20/2018	(25,532)
DKK	38,328,266	USD	6,402,412	JPMC	6/20/2018	(38,307)
EUR	78,288,528	USD	97,354,580	CITI	6/20/2018	(456,322)
EUR	117,432,799	USD	146,029,945	JPMC	6/20/2018	(682,550)
HKD	125,047,600	USD	16,030,905	CITI	6/20/2018	(56,053)
HKD	187,571,400	USD	24,046,388	JPMC	6/20/2018	(84,110)
ILS	7,860,000	USD	2,274,374	CITI	6/20/2018	(22,733)
ILS	11,790,000	USD	3,411,566	JPMC	6/20/2018	(34,105)
JPY	2,956,991,500	USD	28,096,460	CITI	6/20/2018	(160,084)
JPY	4,435,487,251	USD	42,144,743	JPMC	6/20/2018	(240,182)
NOK	9,218,705	USD	1,184,497	CITI	6/20/2018	(5,502)
NOK	13,828,056	USD	1,776,747	JPMC	6/20/2018	(8,257)
NZD	574,400	USD	420,501	CITI	6/20/2018	(5,489)
NZD	861,599	USD	630,751	JPMC	6/20/2018	(8,234)
SEK	127,425,107	USD	15,667,280	CITI	6/20/2018	(315,702)
SEK	191,137,655	USD	23,500,949	JPMC	6/20/2018	(473,583)
USD	11,350,406	CAD	14,815,600	CITI	6/20/2018	(166,428)
USD	17,025,588	CAD	22,223,400	JPMC	6/20/2018	(249,664)
USD	4,800,010	EUR	3,884,400	CITI	6/20/2018	(7,740)
USD	7,200,005	EUR	5,826,600	JPMC	6/20/2018	(11,619)
USD	141,342	SGD	186,000	CITI	6/20/2018	(779)
USD	212,013	SGD	279,000	JPMC	6/20/2018	(1,168)

Total unrealized depreciation						(6,080,360)

Net unrealized depreciation						$(3,209,253)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Total Return Basket Swaps Outstanding at March 31, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HKD/USD 1 Month Forward FX Swap Rate plus or minus a specified spread (-0.23% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 01/19/2022	$75,333,004	$2,556,529	$(1,396,880)	$1,159,649

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Hong Kong
Chow Tai Fook Jewellery Group Ltd.	3,899,600	$4,450,288	$203,190	17.5%
Henderson Land Development Co. Ltd.	413,000	2,708,072	56,352	4.9
Kerry Properties Ltd.	1,325,000	5,991,632	1,730,125	149.2
Melco International Development Ltd.	3,990,000	11,709,849	1,220,334	105.2
New World Development Co. Ltd.	932,000	1,328,337	35,683	3.1
Sino Land Co. Ltd.	1,162,000	1,883,428	(28,359)	(2.4)
Swire Properties Ltd.	253,600	891,957	107,818	9.3
WH Group Ltd.	3,408,500	3,652,160	924,852	79.8
Wharf Holdings Ltd. (The)	312,000	1,080,235	(108,462)	(9.4)
Wheelock & Co. Ltd.	335,000	2,457,241	462,127	39.9
Yue Yuen Industrial Holdings Ltd.	232,500	931,503	115,331	9.9

Macau
Wynn Macau Ltd.	253,200	928,037	184,439	15.9
Short Positions

Common Stock

China
Guotai Junan International Holdings Ltd.	(3,025,000)	(881,958)	136,319	11.8

Hong Kong
ASM Pacific Technology Ltd.	(481,500)	(6,783,534)	141,255	12.2
Haitong International Securities Group Ltd.	(5,420,313)	(3,185,884)	(40,950)	(3.5)
Hong Kong & China Gas Co. Ltd.	(3,324,615)	(6,851,236)	(1,445,000)	(124.6)
Hysan Development Co. Ltd.	(163,000)	(865,015)	(125,812)	(10.8)
MTR Corp. Ltd.	(1,829,704)	(9,877,023)	(251,326)	(21.7)
Techtronic Industries Co. Ltd.	(398,500)	(2,338,833)	(287,824)	(24.8)
Value Partners Group Ltd.	(2,589,000)	(2,439,452)	(762)	(0.1)

Macau
MGM China Holdings Ltd.	(772,400)	(2,008,926)	(171,694)	(14.8)

United States
Samsonite International SA	(456,600)	(2,088,403)	(301,107)	(26.0)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR plus or minus a specified spread (-0.03% to 0.03%), which is denominated in AUD based on the local currencies of the positions within the swap.	61 months maturity 09/21/2021	$160,081,185	$(2,361,745)	$768,345	$(1,593,400)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
Adelaide Brighton Ltd.	169,355	$814,615	$105,080	(6.6)%
AGL Energy Ltd.	397,695	6,665,621	(574,343)	36.0
Aurizon Holdings Ltd.	1,806,396	5,926,233	(598,191)	37.5
BlueScope Steel Ltd.	100,752	1,185,365	(28,514)	1.8
Caltex Australia Ltd.	47,768	1,160,337	(134,504)	8.4
CIMIC Group Ltd.	226,374	7,791,243	2,083,232	(130.7)
Coca-Cola Amatil Ltd.	170,539	1,141,986	(73,214)	4.6
Fortescue Metals Group Ltd.	1,010,105	3,402,716	(609,522)	38.3
Harvey Norman Holdings Ltd.	335,083	958,050	(129,138)	8.1
Newcrest Mining Ltd.	936,035	14,117,833	(1,610,763)	101.1
Orica Ltd.	368,614	5,073,845	(641,269)	40.2
Origin Energy Ltd.	1,209,318	8,161,182	889,672	(55.8)
Qantas Airways Ltd.	326,535	1,473,180	162,735	(10.2)
South32 Ltd.	4,407,535	11,076,912	(193,666)	12.2
Woodside Petroleum Ltd.	531,653	12,056,464	(155,877)	9.8

Short Positions

Common Stock

Australia
AMP Ltd.	(1,896,408)	(7,318,581)	115,311	(7.2)
APA Group	(1,131,103)	(6,887,263)	511,359	(32.1)
AusNet Services	(907,960)	(1,174,415)	(37,380)	2.3
Brambles Ltd.	(610,769)	(4,713,833)	(43,776)	2.7
Challenger Ltd.	(183,244)	(1,641,102)	80,529	(5.1)
Computershare Ltd.	(121,811)	(1,633,541)	29,301	(1.8)
CSL Ltd.	(56,171)	(6,767,405)	18,457	(1.2)
Domino’s Pizza Enterprises Ltd.	(94,180)	(3,034,700)	166,062	(10.4)
Healthscope Ltd.	(7,133,182)	(10,687,737)	337,433	(21.2)
Ramsay Health Care Ltd.	(67,148)	(3,235,057)	117,818	(7.4)
REA Group Ltd.	(114,721)	(7,043,514)	(1,818,772)	114.1
SEEK Ltd.	(821,793)	(11,853,043)	(1,429,320)	89.7
Sonic Healthcare Ltd.	(62,936)	(1,113,603)	32,920	(2.1)
TPG Telecom Ltd.	(1,465,877)	(6,228,168)	16,899	(1.1)
Transurban Group	(98,489)	(868,536)	(4,683)	0.3
Vocus Group Ltd.	(2,828,636)	(4,875,105)	1,054,379	(66.2)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.60% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	111 months maturity 08/19/2022	$595,804,750	$16,332,022	$(3,611,180)	$12,720,842

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
BHP Billiton plc	1,545,877	$30,551,497	$(2,018,362)	(15.9)%

Chile
Antofagasta plc	419,277	5,420,773	(93,527)	(0.7)

South Africa
Investec plc	697,583	5,391,137	(183,812)	(1.4)

Switzerland
Coca-Cola HBC AG	208,990	7,734,024	1,736,060	13.6

United Kingdom
Associated British Foods plc	307,365	10,745,950	(1,215,514)	(9.6)
Aviva plc	681,696	4,757,617	(44,838)	(0.4)
Barclays plc	2,298,473	6,716,383	(100,180)	(0.8)
Barratt Developments plc	1,947,399	14,491,213	(1,133,864)	(8.9)
Bellway plc	185,080	7,920,506	(117,734)	(0.9)
BT Group plc	8,807,405	28,111,572	(7,617,941)	(59.9)
Close Brothers Group plc	229,295	4,624,341	(226,801)	(1.8)
easyJet plc	231,049	5,208,285	(159,567)	(1.3)
Inchcape plc	646,791	6,270,869	(377,815)	(3.0)
Indivior plc	1,492,435	8,531,259	1,630,361	12.8
Legal & General Group plc	1,901,255	6,888,728	(21,707)	(0.2)
Lloyds Banking Group plc	10,092,519	9,180,424	(555,565)	(4.4)
Man Group plc	1,947,187	4,695,410	(109,577)	(0.9)
Persimmon plc	194,117	6,889,648	(40,970)	(0.3)
Rio Tinto plc	433,368	21,990,846	(289,402)	(2.3)
Royal Bank of Scotland Group plc	1,898,730	6,907,244	(169,603)	(1.3)
Royal Mail plc	1,556,944	11,816,864	1,719,606	13.5
Standard Life Aberdeen plc	2,819,703	14,232,962	(1,995,425)	(15.7)
Tate & Lyle plc	584,785	4,466,375	(1,436,840)	(11.3)
Taylor Wimpey plc	5,090,960	13,189,142	(395,616)	(3.1)
William Hill plc	1,091,680	5,061,661	133,504	1.0

Short Positions

Common Stock

South Africa
Mediclinic International plc	(641,329)	(5,410,981)	969,861	7.6

United Kingdom
Aggreko plc	(459,093)	(4,730,519)	978,918	7.7
Auto Trader Group plc	(1,737,031)	(8,538,242)	(20,936)	(0.2)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United Kingdom (continued)
Babcock International Group plc	(764,537)	$(7,176,426)	$147,296	1.2%
Balfour Beatty plc	(1,816,634)	(6,827,655)	(56,639)	(0.4)
British American Tobacco plc	(161,414)	(9,330,838)	120,025	0.9
Capita plc	(3,998,208)	(8,087,381)	12,458,019	97.9
Cobham plc	(5,411,666)	(9,325,449)	520,249	4.1
ConvaTec Group plc	(4,838,356)	(13,498,729)	1,745,407	13.7
Halma plc	(254,338)	(4,210,120)	(319,992)	(2.5)
Hargreaves Lansdown plc	(358,651)	(8,232,336)	(1,515,834)	(11.9)
Inmarsat plc	(2,405,701)	(12,232,047)	7,658,922	60.2
J Sainsbury plc	(2,043,390)	(6,854,520)	220,501	1.7
John Wood Group plc	(2,438,265)	(18,527,469)	4,118,263	32.4
Merlin Entertainments plc	(1,224,996)	(5,956,623)	587,212	4.6
Micro Focus International plc	(559,102)	(7,807,085)	2,860,750	22.5
Petrofac Ltd.	(733,781)	(5,234,213)	(663,038)	(5.2)
Rightmove plc	(105,580)	(6,445,041)	(182,532)	(1.4)
RPC Group plc	(464,104)	(5,045,692)	933,279	7.3
Standard Chartered plc	(597,428)	(5,987,640)	230,663	1.8
Tesco plc	(20,203,577)	(58,459,153)	(3,443,479)	(27.1)
United Utilities Group plc	(562,016)	(5,644,164)	(264,432)	(2.1)
Weir Group plc (The)	(308,708)	(8,653,589)	(67,211)	(0.5)
Wm Morrison Supermarkets plc	(2,642,191)	(7,927,547)	286,594	2.3
WPP plc	(437,693)	(6,955,657)	695,604	5.5

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the JPY/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.63% to 0.04%), which is denominated in JPY based on the local currencies of the positions within the swap.	99 months maturity 08/20/2021	$1,843,024,727	$8,358,311	$(1,367,927)	$6,990,384

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Japan
Astellas Pharma, Inc.	1,938,300	$29,401,026	$1,201,445	17.2%
Bandai Namco Holdings, Inc.	438,100	14,389,921	777,257	11.1
Haseko Corp.	1,493,500	22,724,275	3,759,928	53.8
Hitachi Ltd.	5,142,000	37,248,753	(297,715)	(4.3)
Idemitsu Kosan Co. Ltd.	615,500	23,398,313	4,644,687	66.4
Inpex Corp.	2,451,800	30,323,470	2,980,158	42.6
Japan Airlines Co. Ltd.	951,700	38,298,759	2,533,116	36.2
JFE Holdings, Inc.	1,048,200	21,115,706	(1,746,143)	(25.0)
JXTG Holdings, Inc.	9,179,000	55,528,615	4,564,976	65.3
Kajima Corp.	2,845,000	26,389,878	350,307	5.0

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Japan (continued)
Marubeni Corp.	2,048,400	$14,821,326	$812,009	11.6%
Matsumotokiyoshi Holdings Co. Ltd.	372,700	15,761,947	2,990,789	42.8
Mitsubishi Gas Chemical Co., Inc.	476,700	11,419,654	1,609,487	23.0
Nexon Co. Ltd.	1,188,600	19,660,129	4,256,865	60.9
Nippon Telegraph & Telephone Corp.	869,200	40,027,066	(2,143,175)	(30.7)
Obayashi Corp.	1,850,700	20,245,428	(1,967,007)	(28.1)
SMC Corp.	55,700	22,545,924	(3,348,060)	(47.9)
Square Enix Holdings Co. Ltd.	561,000	25,676,143	6,629,813	94.8
Start Today Co. Ltd.	745,400	19,909,091	(2,926,060)	(41.9)
Taisei Corp.	696,400	35,341,948	812,332	11.6
Tokyo Electron Ltd.	108,200	20,352,643	(1,505,755)	(21.5)
Tosoh Corp.	1,274,800	25,015,576	(1,260,576)	(18.0)

Short Positions

Common Stock

Japan
Aeon Co. Ltd.	(1,262,200)	(22,532,295)	(3,705,637)	(53.0)
Alps Electric Co. Ltd.	(796,200)	(19,514,963)	2,467,600	35.3
Asics Corp.	(1,014,400)	(18,771,238)	(810,884)	(11.6)
Calbee, Inc.	(534,700)	(17,688,492)	2,062,245	29.5
Dai-ichi Life Holdings, Inc.	(1,008,000)	(18,401,767)	595,871	8.5
FamilyMart UNY Holdings Co. Ltd.	(484,900)	(40,831,765)	(11,595,741)	(165.9)
Isetan Mitsukoshi Holdings Ltd.	(1,554,800)	(17,154,600)	(182,285)	(2.6)
Kakaku.com, Inc.	(797,800)	(13,960,844)	(1,382,972)	(19.8)
Kansai Paint Co. Ltd.	(504,300)	(11,744,330)	527,364	7.5
Kintetsu Group Holdings Co. Ltd.	(303,800)	(11,834,510)	211,280	3.0
Kobe Steel Ltd.	(1,132,000)	(11,340,745)	313,179	4.5
Kyushu Electric Power Co., Inc.	(1,237,200)	(14,743,382)	(1,487,339)	(21.3)
Marui Group Co. Ltd.	(1,296,100)	(26,408,015)	(6,006,072)	(85.9)
NGK Spark Plug Co. Ltd.	(780,000)	(18,788,027)	(1,953,959)	(28.0)
Nippon Paint Holdings Co. Ltd.	(506,700)	(18,595,588)	(467,721)	(6.7)
Nomura Holdings, Inc.	(3,159,200)	(18,268,463)	1,734,141	24.8
Ricoh Co. Ltd.	(3,380,000)	(33,385,461)	(1,301,955)	(18.6)
Seibu Holdings, Inc.	(659,200)	(11,473,506)	580,074	8.3
Shimano, Inc.	(215,000)	(30,995,724)	1,556,686	22.3
SoftBank Group Corp.	(366,800)	(27,405,291)	2,898,589	41.5
Sony Financial Holdings, Inc.	(946,100)	(17,213,943)	(1,052,495)	(15.1)
Sysmex Corp.	(243,100)	(22,024,191)	(6,250,960)	(89.4)
T&D Holdings, Inc.	(1,967,900)	(31,227,848)	1,183,674	16.9
TDK Corp.	(128,700)	(11,599,389)	445,195	6.4
Tokio Marine Holdings, Inc.	(395,600)	(17,604,116)	1,428,289	20.4
Toray Industries, Inc.	(1,335,000)	(12,627,955)	84,526	1.2
Yamato Holdings Co. Ltd.	(836,100)	(20,968,308)	(2,028,921)	(29.0)
Yaskawa Electric Corp.	(484,900)	(21,988,088)	(1,067,489)	(15.3)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or EONIA plus or minus a specified spread (-0.15% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	1-45 months maturity ranging from 04/09/2018 - 12/21/2020	$584,144,897	$(3,546,720)	$606,996	$(2,939,724)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

France
Air France-KLM	960,404	$10,716,990	$(1,852,205)	63.0%
Amundi SA	45,362	3,642,898	(398,607)	13.6
Atos SE	139,451	19,106,079	(1,571,244)	53.4
BioMerieux	15,974	1,315,615	(60,565)	2.1
Bouygues SA	21,082	1,057,014	(30,964)	1.1
Capgemini SE	133,996	16,719,284	1,708,951	(58.1)
Cie de Saint-Gobain	319,112	16,850,718	(1,787,920)	60.8
Cie Generale des Etablissements Michelin SCA	262,692	38,889,643	750,216	(25.5)
CNP Assurances	136,682	3,450,430	253,006	(8.6)
Engie SA	2,407,275	40,197,860	(568,250)	19.3
Eutelsat Communications SA	205,651	4,076,096	(705,066)	24.0
Faurecia SA	53,089	4,295,755	(30,487)	1.0
Lagardere SCA	114,303	3,264,968	(601,751)	20.5
Peugeot SA	1,666,136	40,119,528	2,422,270	(82.4)
Renault SA	414,167	50,258,262	6,294,044	(214.1)
Teleperformance	23,705	3,676,095	493,176	(16.8)
Thales SA	109,670	13,360,376	1,084,718	(36.9)
TOTAL SA	294,981	16,908,219	(103,662)	3.5
Veolia Environnement SA	53,749	1,276,936	(109,612)	3.7

Short Positions

Common Stock

France
Accor SA	(554,217)	(29,941,496)	(2,774,395)	94.4
Air Liquide SA	(39,879)	(4,893,857)	(1,011,994)	34.4
Airbus SE	(312,879)	(36,218,165)	(2,391,339)	81.3
Bollore SA	(1,065,576)	(5,684,200)	(863,635)	29.4
Bollore SA	(1,460)	(7,779)	(7,451)	0.3
Bureau Veritas SA	(161,931)	(4,209,246)	(158,540)	5.4
Carrefour SA	(1,268,195)	(26,302,235)	761,958	(25.9)
Danone SA	(65,141)	(5,281,781)	34,782	(1.2)
Edenred	(447,892)	(15,578,828)	(3,346,601)	113.8
Electricite de France SA	(2,710,751)	(39,247,734)	(8,398,122)	285.7
Essilor International Cie Generale d’Optique SA	(18,659)	(2,517,111)	11,504	(0.4)
Iliad SA	(64,799)	(13,414,974)	2,229,833	(75.9)
Ingenico Group SA	(254,139)	(20,627,730)	5,833,003	(198.4)
JCDecaux SA	(116,738)	(4,059,611)	373,643	(12.7)
L’Oreal SA	(74,787)	(16,891,290)	(337,382)	11.5
Natixis SA	(596,999)	(4,898,558)	(377,482)	12.8
Orpea	(29,592)	(3,757,831)	(196,971)	6.7
Publicis Groupe SA	(17,680)	(1,231,091)	(1,052)	0.0
Remy Cointreau SA	(22,573)	(3,219,899)	(527,262)	17.9
SCOR SE	(117,667)	(4,803,782)	285,278	(9.7)
Suez	(603,237)	(8,740,875)	(283,184)	9.6
Valeo SA	(36,108)	(2,388,548)	65,508	(2.2)
Vivendi SA	(1,011,906)	(26,243,601)	(578,790)	19.7
Eurofins Scientific SE	(16,041)	(8,453,185)	807,427	(27.5)
SES SA	(469,026)	(6,348,724)	2,118,496	(72.1)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-0.39% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	34-45 months maturity ranging from12/21/2020 - 12/22/2020	$10,715,057,448	$148,578,133	$(3,760,511)	$144,817,622

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
Adobe Systems, Inc.	214,773	$46,408,150	$4,613,998	3.2%
Aflac, Inc.	1,197,310	52,394,286	4,685,319	3.2
Allstate Corp. (The)	678,948	64,364,270	2,968,485	2.0
Ameriprise Financial, Inc.	297,146	43,959,779	(389,087)	(0.3)
Apple, Inc.	380,470	63,835,257	(3,260,527)	(2.3)
Applied Materials, Inc.	835,154	46,442,914	8,451,022	5.8
Biogen, Inc.	195,331	53,485,534	(5,523,640)	(3.8)
Boeing Co. (The)	240,947	79,001,702	16,110,886	11.1
Celgene Corp.	774,012	69,049,611	(13,943,927)	(9.6)
Constellation Brands, Inc.	415,191	94,630,333	4,892,090	3.4
Exelon Corp.	2,244,015	87,539,025	2,425,382	1.7
Facebook, Inc.	393,296	62,844,768	(8,537,797)	(5.9)
Gilead Sciences, Inc.	878,741	66,248,284	(4,527,356)	(3.1)
Honeywell International, Inc.	485,630	70,178,391	2,792,907	1.9
Intel Corp.	940,036	48,957,075	8,448,681	5.8
International Business Machines Corp.	481,916	73,940,372	304,506	0.2
JPMorgan Chase & Co.	937,928	103,143,942	6,449,343	4.5
Lear Corp.	313,994	58,431,143	13,081,374	9.0
LyondellBasell Industries NV	793,064	83,811,004	8,709,707	6.0
McKesson Corp.	356,091	50,162,539	(3,352,296)	(2.3)
Merck & Co., Inc.	1,035,125	56,383,259	(8,473,691)	(5.9)
Micron Technology, Inc.	1,374,543	71,668,672	9,276,024	6.4
Microsoft Corp.	937,683	85,582,327	13,943,465	9.6
Oracle Corp.	1,849,433	84,611,560	(7,183,223)	(5.0)
Raytheon Co.	447,572	96,594,989	14,652,444	10.1
Skyworks Solutions, Inc.	583,470	58,498,702	(4,158,170)	(2.9)
Texas Instruments, Inc.	454,181	47,184,864	4,706,949	3.3
Walmart, Inc.	643,602	57,261,270	1,888,095	1.3
Walt Disney Co. (The)	559,744	56,220,687	(2,101,234)	(1.5)
Western Digital Corp.	737,459	68,045,342	5,191,037	3.6

Short Positions

Common Stock

United States
Advanced Micro Devices, Inc.	(5,877,262)	(59,066,483)	12,086,299	8.3
Albemarle Corp.	(755,992)	(70,110,698)	19,317,003	13.3
Alkermes plc	(825,345)	(47,836,996)	(3,243,700)	(2.2)
Ball Corp.	(1,776,669)	(70,551,526)	367,382	0.3

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United State (continued)
BioMarin Pharmaceutical, Inc.	(639,934)	$(51,879,449)	$3,585,919	2.5%
CenturyLink, Inc.	(2,771,831)	(45,541,183)	(1,794,245)	(1.2)
Cheniere Energy, Inc.	(909,544)	(48,615,127)	(7,122,592)	(4.9)
Domino’s Pizza, Inc.	(205,182)	(47,922,308)	(6,489,567)	(4.5)
Envision Healthcare Corp.	(1,752,667)	(67,354,993)	6,991,952	4.8
FirstEnergy Corp.	(2,460,866)	(83,694,053)	(6,447,088)	(4.5)
Hess Corp.	(1,660,409)	(84,049,904)	(11,142,284)	(7.7)
NRG Energy, Inc.	(1,396,398)	(42,632,031)	(6,113,596)	(4.2)
Post Holdings, Inc.	(588,645)	(44,595,745)	4,016,537	2.8
Square, Inc.	(897,281)	(44,146,225)	(6,690,601)	(4.6)
TransDigm Group, Inc.	(284,748)	(87,400,551)	(13,282,252)	(9.2)
Ultimate Software Group, Inc. (The)	(180,027)	(43,872,580)	(7,386,155)	(5.1)
Uniti Group, Inc.	(2,941,542)	(47,800,057)	4,222,444	2.9
VEREIT, Inc.	(9,693,887)	(67,469,454)	8,920,767	6.2
Wabtec Corp.	(634,675)	(51,662,545)	(3,092,300)	(2.1)
Workday, Inc.	(542,118)	(68,908,619)	(15,164,571)	(10.5)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Norway Interbank Offered Rate plus or minus a specified spread (-0.35% to 0.35%), which is denominated in NOK based on the local currencies of the positions within the swap.	24 months maturity 02/12/2020	$80,609,206	$5,827,992	$1,190,050	$7,018,042

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Norway
Leroy Seafood Group ASA	1,316,231	$8,172,904	$1,094,056	15.6%
Marine Harvest ASA	1,042,310	21,068,706	2,456,282	35.0
Norsk Hydro ASA	2,165,403	12,844,495	(1,644,172)	(23.4)
Salmar ASA	164,072	6,755,763	1,796,776	25.6
Telenor ASA	54,389	1,236,867	8,175	0.1

Short Positions

Common Stock

Norway
Gjensidige Forsikring ASA	(147,766)	(2,717,749)	(31,569)	(0.4)
Schibsted ASA	(185,306)	(5,220,557)	363,295	5.2
Yara International ASA	(285,373)	(12,194,018)	223,403	3.2

United Kingdom
Subsea 7 SA	(807,833)	(10,398,147)	1,561,746	22.3

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Swiss Average Rate Overnight (“SARON”) plus or minus a specified spread (-2.13% to 0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	2-3 months maturity 05/11/2018	$297,590,506	$(4,173,895)	$(82,749)	$(4,256,644)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Switzerland
Adecco Group AG (Registered)	447,781	$31,895,460	$(2,435,894)	57.2%
Baloise Holding AG (Registered)	9,624	1,472,315	(30,495)	0.7
Barry Callebaut AG (Registered)	1,316	2,573,780	(3,816)	0.1
dormakaba Holding AG	4,790	3,751,040	(511,778)	12.0
Flughafen Zurich AG (Registered)	4,403	972,443	(87,783)	2.1
Georg Fischer AG (Registered)	12,001	16,067,804	(595,852)	14.0
Helvetia Holding AG (Registered)	2,044	1,218,510	(966)	0.0
Lonza Group AG (Registered)	55,555	13,102,042	(749,728)	17.6
Nestle SA (Registered)	206,460	16,318,914	(476,228)	11.2
Partners Group Holding AG	7,861	5,849,563	44,165	(1.0)
Roche Holding AG	50,835	11,661,403	(23,982)	0.6
Sika AG	2,724	21,367,477	(489,892)	11.5
Sunrise Communications Group AG	11,514	965,962	(132,920)	3.1
Swiss Life Holding AG (Registered)	34,876	12,428,673	37,078	(0.9)
Swisscom AG (Registered)	6,531	3,240,056	(219,549)	5.2

Short Positions

Common Stock

Austria
ams AG	(143,440)	(15,062,674)	1,040,831	(24.5)

Switzerland
Aryzta AG	(238,546)	(5,313,003)	733,018	(17.2)
Chocoladefabriken Lindt & Spruengli AG	(2,274)	(14,108,388)	(675,329)	15.9
Credit Suisse Group AG (Registered)	(4,077,794)	(68,486,658)	4,467,977	(105.0)
DKSH Holding AG	(10,664)	(867,184)	59,337	(1.4)
Dufry AG (Registered)	(50,025)	(6,570,775)	582,534	(13.7)
GAM Holding AG	(63,541)	(1,069,925)	71,640	(1.7)
Vifor Pharma AG	(280,323)	(43,226,458)	(4,776,263)	112.2

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-1.25% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	24 months maturity 02/12/2020	$284,673,640	$4,682,638	$(3,063,525)	$1,619,113

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Malta
Kindred Group plc	862,518	$11,833,387	$(1,227,919)	(75.8)%

Sweden
Alfa Laval AB	44,242	1,048,449	(12,943)	(0.8)
BillerudKorsnas AB	204,218	3,166,808	216,548	13.4
Boliden AB	1,266,903	44,580,315	2,782,877	171.9
Electrolux AB	581,183	18,353,478	(90,357)	(5.6)
Essity AB	756,509	20,965,270	847,786	52.4
Husqvarna AB	168,983	1,633,621	(81,013)	(5.0)
NCC AB	147,131	2,805,063	104,081	6.4
Saab AB	50,707	2,300,014	62,331	3.8
Sandvik AB	66,438	1,217,225	24,301	1.5
SSAB AB	1,077,544	6,099,502	(129,031)	(8.0)
Svenska Cellulosa AB SCA	1,537,603	16,431,735	1,919,396	118.5
Tele2 AB	295,910	3,563,448	102,119	6.3
Volvo AB	572,361	10,476,710	(164,063)	(10.1)

Short Positions

Common Stock

Colombia
Millicom International Cellular SA	(107,384)	(7,348,790)	(70,570)	(4.4)

Sweden
Elekta AB	(329,203)	(3,524,360)	(702,159)	(43.4)
Getinge AB	(513,456)	(5,847,041)	504,118	31.1
Hennes & Mauritz AB	(406,171)	(6,067,842)	732,914	45.3
Hexagon AB	(127,884)	(7,633,265)	24,350	1.5
Hexpol AB	(437,164)	(4,063,869)	(1,860)	(0.1)
Svenska Handelsbanken AB	(1,694,535)	(21,210,224)	1,604,728	99.1
Swedish Orphan Biovitrum AB	(289,846)	(5,189,995)	(595,551)	(36.8)
Telefonaktiebolaget LM Ericsson	(12,455,048)	(79,313,228)	(1,167,445)	(72.1)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-7.75% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	21-24 months maturity 12/17/2019	$1,128,397,081	$22,032,406	$(442,379)	$21,590,027

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Belgium
Ageas	465,989	$24,047,157	$(136,157)	(0.6)%
KBC Group NV	185,749	16,174,824	(1,236,291)	(5.7)
Solvay SA	165,586	23,013,085	204,770	0.9
UCB SA	280,949	22,880,024	(512,700)	(2.4)

Finland
Neste OYJ	397,137	27,642,734	(753,251)	(3.5)
UPM-Kymmene OYJ	494,411	18,329,717	1,470,488	6.8

Germanysca
Aurubis AG	165,270	13,889,824	(1,810,247)	(8.4)
Bayerische Motoren Werke AG	137,594	14,966,067	(53,140)	(0.2)
Covestro AG	410,402	40,411,104	(2,920,164)	(13.5)
Deutsche Lufthansa AG (Registered)	1,042,993	33,341,908	(2,057,445)	(9.5)
OSRAM Licht AG	99,281	7,305,815	(1,239,125)	(5.7)
Rheinmetall AG	139,254	19,766,353	1,606,340	7.4
RWE AG	547,180	13,525,314	(334,539)	(1.5)
Salzgitter AG	201,441	10,304,915	(1,020,038)	(4.7)
Software AG	202,156	10,597,399	(684,417)	(3.2)

Luxembourg
ArcelorMittal	278,463	8,844,622	(269,329)	(1.2)

Netherlands
ASM International NV	231,594	16,934,985	828,332	3.8
ASR Nederland NV	251,764	10,764,976	41,206	0.2
Koninklijke Ahold Delhaize NV	465,192	11,023,155	430,170	2.0
Koninklijke DSM NV	97,873	9,728,276	34,796	0.2
Koninklijke Philips NV	239,427	9,168,142	178,302	0.8
NN Group NV	534,115	23,730,719	(715,629)	(3.3)
Philips Lighting NV	495,517	18,629,990	(704,497)	(3.3)

Spain
Amadeus IT Group SA	321,020	23,756,487	463,883	2.1
Endesa SA	1,279,999	28,198,625	1,565,286	7.3
Iberdrola SA	1,285,227	9,450,779	(251,542)	(1.2)
Mapfre SA	3,263,535	10,857,733	(298,706)	(1.4)

Short Positions

Common Stock

Belgium
Anheuser-Busch InBev SA/NV	(740,380)	(81,402,395)	(2,077,131)	(9.6)
Galapagos NV	(137,674)	(13,741,201)	1,916,879	8.9

Finland
Amer Sports OYJ	(334,178)	(10,312,788)	(1,267,707)	(5.9)
Nokia OYJ	(1,462,953)	(8,078,599)	208,936	1.0

Germany
Deutsche Bank AG (Registered)	(3,079,897)	(42,966,001)	18,015,640	83.4
Deutsche Telekom AG (Registered)	(565,765)	(9,256,314)	(25,810)	(0.1)
GEA Group AG	(402,955)	(17,136,368)	2,689,975	12.5
Henkel AG & Co. KGaA (Preference)	(76,043)	(9,996,086)	189,319	0.9
ProSiebenSat.1 Media SE	(544,502)	(18,859,638)	633,697	2.9
Symrise AG	(126,663)	(10,198,838)	835,907	3.9
Wirecard AG	(58,743)	(6,963,495)	304,248	1.4
Zalando SE	(292,979)	(15,987,479)	506,628	2.3

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Netherlands
Altice NV	(3,301,964)	$(27,288,901)	$6,559,419	30.4%
Boskalis Westminster	(510,013)	(14,948,605)	3,283,852	15.2
OCI NV	(424,703)	(9,827,041)	39,708	0.2
SBM Offshore NV	(861,509)	(13,814,376)	1,129,131	5.2
Spain
Bankia SA	(4,957,453)	(22,238,917)	1,710,219	7.9
Cellnex Telecom SA	(754,512)	(20,171,075)	(1,171,951)	(5.4)
Ferrovial SA	(689,079)	(14,407,068)	345,986	1.6
Grifols SA	(709,299)	(20,109,232)	722,589	3.3
Industria de Diseno Textil SA	(2,074,763)	(65,227,754)	2,035,665	9.4

United Kingdom
Unilever NV	(458,559)	(25,883,566)	(1,223,154)	(5.7)

United States
QIAGEN NV	(444,381)	(14,366,104)	369,325	1.7

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Copenhagen Interbank Offered Rate plus or minus a specified spread (-0.35% to 0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	24 months maturity 02/12/2020	$184,032,646	$(6,819,147)	$873,075	$(5,946,072)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Denmark
Carlsberg A/S	55,424	$6,617,329	$116,854	(2.0)%
Danske Bank A/S	275,781	10,333,044	(627,855)	10.6
DSV A/S	26,849	2,119,684	(7,469)	0.1
GN Store Nord A/S	522,573	18,534,534	1,092,566	(18.4)
H Lundbeck A/S	175,046	9,831,713	1,304,400	(21.9)
Jyske Bank A/S (Registered)	54,667	3,250,194	(116,402)	2.0
Novo Nordisk A/S	396,163	19,485,618	(456,195)	7.7
Orsted A/S	82,920	5,394,934	529,433	(8.9)
TDC A/S	478,748	3,967,185	421,608	(7.1)
Vestas Wind Systems A/S	145,787	10,431,344	207,952	(3.5)

Short Positions

Common Stock

Denmark
AP Moller - Maersk A/S	(6,155)	(9,605,367)	844,241	(14.2)
Chr Hansen Holding A/S	(62,646)	(5,421,833)	(209,475)	3.5
Coloplast A/S	(20,595)	(1,746,804)	(50,711)	0.9
Genmab A/S	(190,851)	(41,117,884)	(6,942,115)	116.8
Novozymes A/S	(144,406)	(7,517,817)	(267,435)	4.5
Pandora A/S	(264,865)	(28,657,362)	(2,658,544)	44.7

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	March 31, 2018 (Unaudited)

AQR LONG-SHORT EQUITY FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$ —	$235,448,182	$235,448,182
CITI
Investment Companies	11,783,735	—	11,783,735
DTBK
Cash	124,432,955	—	124,432,955
GSIN
Cash	(125,610,000)	—	(125,610,000)
Investment Companies	910,062,219	—	910,062,219
JPMC
Investment Companies	62,416,292	—	62,416,292
MSIP
Cash	186,885,238	—	186,885,238

See notes to Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 98.6%

INVESTMENT COMPANIES - 16.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.55% (a)	33,422,589	33,422,589
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.49% (a)	133,690,357	133,690,357
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.61% (a)(b)	518,800,462	518,800,462
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.56% (a)(b)	179,778,395	179,778,395
Limited Purpose Cash Investment Fund, 1.53% (a)(c)	728,922,923	728,777,139
UBS Select Treasury Preferred Fund, Class I, 1.55% (a)	167,112,946	167,112,946

TOTAL INVESTMENT COMPANIES (Cost $1,761,507,781)		1,761,581,888

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 82.2%
U.S. Treasury Bills 1.20%, 4/5/2018 (d)	455,933,000	455,871,226
1.23%, 4/12/2018 (d)	120,488,000	120,433,247
1.25%, 4/19/2018 (d)	66,832,000	66,780,440
1.25%, 4/26/2018 (d)	223,215,000	222,977,649
1.45%, 5/31/2018 (d)(e)	333,913,000	333,000,018
1.46%, 6/7/2018 (d)(e)	786,129,000	783,734,003
1.47%, 6/14/2018 (d)(e)	534,628,000	532,830,794
1.49%, 6/21/2018 (d)(e)	237,555,000	236,662,190

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 82.2% (Continued)
1.54%, 6/28/2018 (d)	40,379,000	40,214,817
1.59%, 7/5/2018 (d)(e)	133,201,000	132,606,136
1.59%, 7/12/2018 (d)(e)	104,774,000	104,262,321
1.61%, 7/19/2018 (d)(e)	231,315,000	230,104,628
1.63%, 7/26/2018 (d)(e)	1,057,777,000	1,051,824,000
1.64%, 8/2/2018 (d)(e)	1,547,445,000	1,538,012,905
1.66%, 8/9/2018 (d)(e)	369,196,000	366,775,341
1.84%, 8/23/2018 (d)	162,833,000	161,630,690
1.85%, 8/30/2018 (d)	414,717,000	411,496,490
1.87%, 9/13/2018 (d)	1,013,332,000	1,004,750,872
1.97%, 9/20/2018 (d)(e)	143,186,000	141,909,899
1.91%, 9/27/2018 (d)	879,238,000	871,075,867

TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,809,264,529)		8,806,953,533

TOTAL SHORT-TERM INVESTMENTS (Cost $10,570,772,310)		10,568,535,421

Total Investments In Securities At Value - 98.6% (Cost $10,570,772,310)		10,568,535,421
Other Assets In Excess Of Liabilities - 1.4% (F)		147,891,314

Net Assets - 100.0%		10,716,426,735

(a)	Represents 7-day effective yield as of March 31, 2018.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended March 31, 2018, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 03/31/18	VALUE AT 03/31/18	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:
SHORT-TERM INVESTMENTS - 6.8%
INVESTMENT COMPANIES - 6.8%
Limited Purpose Cash Investment Fund, 1.53% (a)(Cost $728,703,032)	452,535,642	2,605,366,340	(2,328,979,059)	728,922,923	$728,777,139	$2,242,136	$(116,761)	$74,106

(a)	Represents 7-day effective yield as of March 31, 2018.

(d)	The rate shown was the effective yield at the date of purchase.
(e)	All or a portion of the security pledged as collateral for futures contracts.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All Securities are Level 2 with respect to ASC820 (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Total return swap contracts outstanding as of March 31, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/06/2018	USD	24,639,840	$2,413,959
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/06/2018	USD	15,591,600	2,188,680
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/06/2018	USD	16,716,240	2,203,196
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/06/2018	USD	2,632,680	374,625
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/06/2018	USD	4,805,280	483,325
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/13/2018	USD	(31,368,825)	1,629,858
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/13/2018	USD	(26,450,831)	1,552,305
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/13/2018	USD	(39,742,706)	2,123,500
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/13/2018	USD	(14,753,981)	448,791
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/13/2018	USD	(27,514,181)	1,583,345
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	105,623,100	3,787,272
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	89,802,900	2,388,071
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/13/2018	USD	13,726,010	648,017
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/13/2018	USD	13,115,060	615,840
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/13/2018	USD	10,834,180	489,310
iBovespa Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/18/2018	BRL	553,331,300	3,718,510
KC HRW Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(2,359,613)	115,439
KC HRW Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(3,364,200)	163,535
KC HRW Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(2,312,888)	110,626
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/13/2018	USD	(13,808,700)	2,813,324

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/13/2018	USD	(10,694,300)	$2,282,676
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/13/2018	USD	(23,037,400)	6,785,638
Lean Hogs June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	06/14/2018	USD	(16,749,140)	336,896
Lean Hogs June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	06/14/2018	USD	(14,299,540)	240,487
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/06/2018	USD	(5,369,000)	478,242
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/06/2018	USD	(204,295,000)	13,572,495
Live Cattle June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	06/01/2018	USD	(2,297,680)	45,416
Live Cattle June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	06/01/2018	USD	(78,162,150)	4,264,669
MSCI Singapore Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/27/2018	SGD	18,330,300	287,030
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	USD	85,902,390	215,437
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	USD	78,971,490	904,482
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/27/2018	USD	90,794,790	617,451
SGX NIFTY 50 Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/26/2018	USD	5,387,555	114,599
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	54,692,663	1,617,222
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	7,603,200	767,685
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	3,686,400	120,421
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/20/2018	USD	4,646,400	468,560
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	126,720,000	7,278,611
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(5,488,014)	153,620
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(8,451,924)	236,028
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(35,758,140)	849,759

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/20/2018	USD	(23,787,768)	$335,394
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(5,296,794)	183,385
TAIEX Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/18/2018	TWD	513,146,000	96,085
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(14,702,600)	464,185
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(43,273,450)	815,860
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(77,977,900)	1,760,338
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(30,465,050)	629,790

								75,773,989

Canada 10 Year Bond June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	BANA	06/20/2018	CAD	19,590,690	(210,825)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/06/2018	USD	(11,271,960)	(2,376,882)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/06/2018	USD	(2,632,680)	(554,365)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/06/2018	USD	(7,284,600)	(1,527,636)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/06/2018	USD	(3,399,480)	(718,210)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/06/2018	USD	(8,000,280)	(1,298,358)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/13/2018	USD	132,919	(1,308)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(89,802,900)	(3,448,388)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(41,450,475)	(1,493,792)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(6,242,775)	(234,205)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(105,623,100)	(4,081,688)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	62,873,663	(36,866)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	6,242,775	(3,866)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/13/2018	USD	(4,439,570)	(40,402)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	HKD	1,364,270,000	$(1,836,029)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/27/2018	HKD	350,082,500	(493,337)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	HKD	210,350,000	(126,880)
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/27/2018	HKD	309,582,200	(351,444)
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	HKD	202,372,800	(70,501)
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	HKD	1,673,189,400	(1,720,205)
KC HRW Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	2,312,888	(119,404)
KC HRW Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	2,336,250	(97,105)
KC HRW Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	3,364,200	(178,038)
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	06/14/2018	KRW	29,123,325,000	(527,198)
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/14/2018	KRW	29,596,875,000	(448,214)
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	06/14/2018	KRW	119,176,750,000	(442,320)
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/13/2018	USD	10,694,300	(1,924,344)
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/13/2018	USD	23,037,400	(7,432,910)
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/13/2018	USD	13,808,700	(2,746,820)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/06/2018	USD	5,369,000	(523,518)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/06/2018	USD	204,295,000	(12,426,113)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/01/2018	USD	80,008,500	(8,746,567)
SGX FTSE China A50 Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/26/2018	USD	6,091,865	(65,063)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	38,342,325	(162,343)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/20/2018	USD	151,175,325	(2,687,350)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	239,404,463	$(2,552,594)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/20/2018	USD	(105,154,088)	(3,619,988)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(54,692,663)	(2,169,592)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(15,619,013)	(607,871)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(143,182,988)	(5,515,416)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(1,766,400)	(100,488)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/20/2018	USD	1,415,028	(444)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	8,451,924	(56,076)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	5,488,014	(29,323)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	5,296,794	(10,755)
Swiss Market Index April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MSCS	04/26/2018	CHF	(148,814,070)	(2,268,413)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	27,736,500	(1,582,087)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	77,977,900	(6,290,169)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	43,273,450	(3,117,660)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	14,702,600	(716,612)

								(87,789,982)

								$(12,015,993)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Brent Crude Oil	7,856	4/2018	USD	$544,735,040	$34,473,748
Hang Seng Index	209	4/2018	HKD	40,012,296	(787,287)
HSCEI	968	4/2018	HKD	74,288,386	(814,972)
LME Aluminum Base Metal	4	4/2018	USD	198,883	(19,520)
LME Aluminum Base Metal	4	4/2018	USD	199,008	(22,466)
LME Aluminum Base Metal	5	4/2018	USD	248,844	(28,671)
LME Aluminum Base Metal	7	4/2018	USD	348,381	(40,749)
LME Aluminum Base Metal	7	4/2018	USD	348,192	(34,941)
LME Aluminum Base Metal	8	4/2018	USD	397,850	(36,754)
LME Aluminum Base Metal	10	4/2018	USD	497,687	(58,512)
LME Aluminum Base Metal	14	4/2018	USD	696,762	(90,609)
LME Aluminum Base Metal	27	4/2018	USD	1,341,056	(172,528)
LME Aluminum Base Metal	27	4/2018	USD	1,341,340	(159,881)
LME Aluminum Base Metal	38	4/2018	USD	1,891,212	(240,700)
LME Aluminum Base Metal	45	4/2018	USD	2,239,886	(282,361)
LME Aluminum Base Metal	66	4/2018	USD	3,312,787	(392,878)
LME Aluminum Base Metal	157	4/2018	USD	7,818,835	(931,515)
LME Copper Base Metal	1	4/2018	USD	167,005	(11,591)
LME Copper Base Metal	2	4/2018	USD	334,298	(23,577)
LME Copper Base Metal	4	4/2018	USD	668,500	(49,882)
LME Copper Base Metal	5	4/2018	USD	834,906	(67,871)
LME Copper Base Metal	7	4/2018	USD	1,170,211	(80,972)
LME Copper Base Metal	7	4/2018	USD	1,169,707	(78,684)
LME Copper Base Metal	9	4/2018	USD	1,492,538	(120,038)
LME Copper Base Metal	17	4/2018	USD	2,843,356	(169,085)
LME Copper Base Metal	19	4/2018	USD	3,177,988	(188,512)
LME Copper Base Metal	28	4/2018	USD	4,681,775	(298,619)
LME Copper Base Metal	30	4/2018	USD	5,018,813	(349,026)
LME Copper Base Metal	36	4/2018	USD	6,023,097	(396,934)
LME Copper Base Metal	56	4/2018	USD	9,367,638	(586,499)
LME Copper Base Metal	63	4/2018	USD	10,537,664	(533,551)
LME Copper Base Metal	84	4/2018	USD	14,058,807	(829,802)
LME Nickel Base Metal	1	4/2018	USD	79,551	4,128
LME Nickel Base Metal	2	4/2018	USD	159,129	1,623
LME Nickel Base Metal	3	4/2018	USD	238,644	13,635
LME Nickel Base Metal	12	4/2018	USD	954,550	57,906
LME Nickel Base Metal	15	4/2018	USD	1,193,426	46,160
LME Nickel Base Metal	16	4/2018	USD	1,272,563	56,491
LME Nickel Base Metal	19	4/2018	USD	1,511,874	(59,273)
LME Nickel Base Metal	21	4/2018	USD	1,669,878	78,278
LME Nickel Base Metal	22	4/2018	USD	1,749,444	94,636
LME Nickel Base Metal	22	4/2018	USD	1,749,726	63,460
LME Nickel Base Metal	22	4/2018	USD	1,749,678	50,430
LME Nickel Base Metal	31	4/2018	USD	2,433,066	110,647
LME Nickel Base Metal	32	4/2018	USD	2,546,189	(75,474)
LME Nickel Base Metal	44	4/2018	USD	3,499,265	169,804
LME Nickel Base Metal	63	4/2018	USD	5,014,034	(136,533)
LME Zinc Base Metal	3	4/2018	USD	245,962	(10,294)
LME Zinc Base Metal	4	4/2018	USD	328,700	(5,399)
LME Zinc Base Metal	5	4/2018	USD	410,562	(10,093)
LME Zinc Base Metal	8	4/2018	USD	655,800	(38,864)
LME Zinc Base Metal	8	4/2018	USD	656,800	(13,480)
LME Zinc Base Metal	9	4/2018	USD	739,350	(20,879)
LME Zinc Base Metal	10	4/2018	USD	820,250	(26,062)
LME Zinc Base Metal	11	4/2018	USD	902,137	(38,940)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal	14	4/2018	USD	$1,149,750	$(37,902)
LME Zinc Base Metal	15	4/2018	USD	1,232,437	(29,696)
LME Zinc Base Metal	15	4/2018	USD	1,229,906	(49,268)
LME Zinc Base Metal	20	4/2018	USD	1,641,000	(53,696)
LME Zinc Base Metal	21	4/2018	USD	1,721,606	(82,881)
LME Zinc Base Metal	43	4/2018	USD	3,524,387	(268,141)
MSCI Singapore Index	337	4/2018	SGD	10,131,976	181,257
MSCI Taiwan Index	34	4/2018	USD	1,386,180	7,894
NY Harbor ULSD	2,556	4/2018	USD	216,958,392	12,586,586
RBOB Gasoline	1,716	4/2018	USD	145,628,683	5,395,957
WTI Crude Oil	8,418	4/2018	USD	546,664,920	26,945,664
Cocoa	118	5/2018	USD	3,016,080	32,166
Cocoa	778	5/2018	GBP	19,134,591	(362,575)
Copper	665	5/2018	USD	50,298,938	(3,170,504)
Corn	955	5/2018	USD	18,515,063	(80,213)
Cotton No. 2	244	5/2018	USD	9,938,120	(280,774)
KC HRW Wheat	139	5/2018	USD	3,247,388	(411,738)
LME Aluminum Base Metal	7	5/2018	USD	348,701	(41,394)
LME Aluminum Base Metal	8	5/2018	USD	399,250	(37,174)
LME Aluminum Base Metal	16	5/2018	USD	798,800	(72,447)
LME Aluminum Base Metal	16	5/2018	USD	798,600	(73,661)
LME Aluminum Base Metal	20	5/2018	USD	996,555	(105,964)
LME Aluminum Base Metal	31	5/2018	USD	1,546,078	(104,353)
LME Aluminum Base Metal	43	5/2018	USD	2,146,506	(198,386)
LME Aluminum Base Metal	54	5/2018	USD	2,689,632	(288,290)
LME Aluminum Base Metal	59	5/2018	USD	2,944,085	(252,228)
LME Aluminum Base Metal	64	5/2018	USD	3,193,168	(222,308)
LME Aluminum Base Metal	67	5/2018	USD	3,340,653	(244,662)
LME Aluminum Base Metal	75	5/2018	USD	3,745,312	(303,034)
LME Aluminum Base Metal	83	5/2018	USD	4,137,861	(383,418)
LME Aluminum Base Metal	84	5/2018	USD	4,196,850	(326,798)
LME Copper Base Metal	1	5/2018	USD	167,516	(2,290)
LME Copper Base Metal	4	5/2018	USD	669,727	(44,097)
LME Copper Base Metal	7	5/2018	USD	1,171,669	(70,327)
LME Copper Base Metal	8	5/2018	USD	1,339,184	(92,440)
LME Copper Base Metal	9	5/2018	USD	1,508,096	(91,998)
LME Copper Base Metal	9	5/2018	USD	1,508,402	(103,299)
LME Copper Base Metal	9	5/2018	USD	1,507,790	(82,618)
LME Copper Base Metal	16	5/2018	USD	2,680,788	(162,170)
LME Copper Base Metal	20	5/2018	USD	3,350,990	(69,069)
LME Copper Base Metal	21	5/2018	USD	3,521,033	(202,604)
LME Copper Base Metal	37	5/2018	USD	6,200,164	(426,328)
LME Copper Base Metal	37	5/2018	USD	6,199,119	(479,106)
LME Copper Base Metal	47	5/2018	USD	7,872,453	(365,223)
LME Copper Base Metal	52	5/2018	USD	8,715,200	(412,109)
LME Nickel Base Metal	2	5/2018	USD	159,292	(11,717)
LME Nickel Base Metal	6	5/2018	USD	477,977	(15,583)
LME Nickel Base Metal	7	5/2018	USD	557,550	(31,811)
LME Nickel Base Metal	7	5/2018	USD	557,625	(14,645)
LME Nickel Base Metal	8	5/2018	USD	636,733	(14,170)
LME Nickel Base Metal	8	5/2018	USD	636,765	(28,059)
LME Nickel Base Metal	19	5/2018	USD	1,512,464	(41,375)
LME Nickel Base Metal	23	5/2018	USD	1,832,295	(65,273)
LME Nickel Base Metal	38	5/2018	USD	3,027,589	(159,849)
LME Nickel Base Metal	40	5/2018	USD	3,184,913	79,009
LME Nickel Base Metal	50	5/2018	USD	3,984,510	(211,864)
LME Nickel Base Metal	87	5/2018	USD	6,926,846	(13,137)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal	94	5/2018	USD	$7,485,273	$114,495
LME Nickel Base Metal	158	5/2018	USD	12,583,468	(187,544)
LME Zinc Base Metal	3	5/2018	USD	245,850	(19,657)
LME Zinc Base Metal	4	5/2018	USD	327,800	(26,277)
LME Zinc Base Metal	6	5/2018	USD	491,737	(36,280)
LME Zinc Base Metal	8	5/2018	USD	655,600	(45,424)
LME Zinc Base Metal	8	5/2018	USD	655,600	(60,420)
LME Zinc Base Metal	9	5/2018	USD	737,550	(58,189)
LME Zinc Base Metal	23	5/2018	USD	1,884,850	(141,805)
LME Zinc Base Metal	27	5/2018	USD	2,212,650	(153,980)
LME Zinc Base Metal	41	5/2018	USD	3,359,950	(259,446)
LME Zinc Base Metal	41	5/2018	USD	3,359,950	(106,885)
LME Zinc Base Metal	63	5/2018	USD	5,162,850	(373,198)
LME Zinc Base Metal	80	5/2018	USD	6,556,000	(342,533)
LME Zinc Base Metal	94	5/2018	USD	7,703,300	(266,191)
LME Zinc Base Metal	160	5/2018	USD	13,112,000	(780,488)
Low Sulphur Gasoil	6,416	5/2018	USD	396,508,800	25,497,924
Soybean	17	5/2018	USD	888,038	(26,006)
Soybean Meal	16	5/2018	USD	614,400	730
100 oz Gold	7,760	6/2018	USD	1,029,984,800	2,585,581
3 Month Euroswiss	196	6/2018	CHF	51,629,393	(262)
Australia 10 Year Bond	4,010	6/2018	AUD	399,204,550	1,364,725
Australia 3 Year Bond	4,514	6/2018	AUD	385,437,177	20,213
Euro-BTP	5,736	6/2018	EUR	979,560,552	12,309,592
Euro-Bund	365	6/2018	EUR	71,602,285	60,285
Euro-Buxl	218	6/2018	EUR	44,361,217	(64,928)
Euro-OAT	2,830	6/2018	EUR	538,309,199	3,529,397
Euro-Schatz	26,008	6/2018	EUR	3,583,372,831	1,173,584
FTSE/JSE Top 40 Index	124	6/2018	ZAR	5,172,624	(266,975)
FTSE/MIB Index	64	6/2018	EUR	8,643,862	(109,243)
Japan 10 Year Bond	1,910	6/2018	JPY	2,706,364,363	(169,623)
KOSPI 200 Index	392	6/2018	KRW	29,025,800	(511,217)
LME Aluminum Base Metal	8	6/2018	USD	399,850	(29,939)
LME Aluminum Base Metal	9	6/2018	USD	450,056	(31,743)
LME Aluminum Base Metal	18	6/2018	USD	900,225	(66,653)
LME Aluminum Base Metal	22	6/2018	USD	1,101,100	(63,315)
LME Aluminum Base Metal	30	6/2018	USD	1,501,875	(85,213)
LME Aluminum Base Metal	39	6/2018	USD	1,950,731	(129,059)
LME Aluminum Base Metal	41	6/2018	USD	2,053,331	(77,488)
LME Aluminum Base Metal	49	6/2018	USD	2,452,756	(122,314)
LME Aluminum Base Metal	55	6/2018	USD	2,753,960	(106,202)
LME Aluminum Base Metal	61	6/2018	USD	3,051,525	(157,842)
LME Aluminum Base Metal	82	6/2018	USD	4,105,638	(173,979)
LME Aluminum Base Metal	108	6/2018	USD	5,409,828	(119,281)
LME Aluminum Base Metal	112	6/2018	USD	5,612,600	(11,530)
LME Aluminum Base Metal	112	6/2018	USD	5,611,788	(73,242)
LME Aluminum Base Metal	134	6/2018	USD	6,708,375	(245,772)
LME Aluminum Base Metal	1,175	6/2018	USD	58,845,469	(4,484,470)
LME Copper Base Metal	3	6/2018	USD	503,719	(13,453)
LME Copper Base Metal	3	6/2018	USD	503,719	(15,290)
LME Copper Base Metal	8	6/2018	USD	1,343,250	(61,174)
LME Copper Base Metal	9	6/2018	USD	1,510,391	(51,581)
LME Copper Base Metal	12	6/2018	USD	2,012,631	(64,304)
LME Copper Base Metal	15	6/2018	USD	2,517,574	(49,083)
LME Copper Base Metal	15	6/2018	USD	2,516,809	(68,486)
LME Copper Base Metal	15	6/2018	USD	2,517,064	(94,481)
LME Copper Base Metal	20	6/2018	USD	3,357,875	(45,684)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal	21	6/2018	USD	$3,526,031	$(125,631)
LME Copper Base Metal	38	6/2018	USD	6,375,688	(8,406)
LME Copper Base Metal	50	6/2018	USD	8,392,500	915
LME Copper Base Metal	51	6/2018	USD	8,559,917	82,929
LME Copper Base Metal	51	6/2018	USD	8,559,037	200,050
LME Copper Base Metal	71	6/2018	USD	11,913,072	(60,927)
LME Copper Base Metal	786	6/2018	USD	131,915,363	(5,913,194)
LME Nickel Base Metal	1	6/2018	USD	79,797	1,851
LME Nickel Base Metal	3	6/2018	USD	239,400	(76)
LME Nickel Base Metal	4	6/2018	USD	319,164	10,116
LME Nickel Base Metal	5	6/2018	USD	398,880	(3,277)
LME Nickel Base Metal	5	6/2018	USD	398,514	(4,398)
LME Nickel Base Metal	7	6/2018	USD	558,453	(10,878)
LME Nickel Base Metal	9	6/2018	USD	717,795	(27,702)
LME Nickel Base Metal	9	6/2018	USD	717,760	(28,276)
LME Nickel Base Metal	9	6/2018	USD	717,953	(7,294)
LME Nickel Base Metal	13	6/2018	USD	1,036,714	(35,746)
LME Nickel Base Metal	14	6/2018	USD	1,116,246	(1,347)
LME Nickel Base Metal	18	6/2018	USD	1,434,953	(10,680)
LME Nickel Base Metal	18	6/2018	USD	1,435,653	(50,480)
LME Nickel Base Metal	22	6/2018	USD	1,753,924	(27,349)
LME Nickel Base Metal	31	6/2018	USD	2,471,568	(31,153)
LME Nickel Base Metal	861	6/2018	USD	68,687,136	(2,425,896)
LME Zinc Base Metal	7	6/2018	USD	572,950	(5,664)
LME Zinc Base Metal	7	6/2018	USD	572,985	(1,867)
LME Zinc Base Metal	16	6/2018	USD	1,311,000	20,161
LME Zinc Base Metal	17	6/2018	USD	1,392,780	9,355
LME Zinc Base Metal	20	6/2018	USD	1,639,000	(54,059)
LME Zinc Base Metal	25	6/2018	USD	2,046,625	6,614
LME Zinc Base Metal	27	6/2018	USD	2,211,300	25,469
LME Zinc Base Metal	38	6/2018	USD	3,113,863	16,275
LME Zinc Base Metal	39	6/2018	USD	3,195,689	(2,426)
LME Zinc Base Metal	44	6/2018	USD	3,602,500	63,305
LME Zinc Base Metal	56	6/2018	USD	4,588,332	48,577
LME Zinc Base Metal	60	6/2018	USD	4,917,000	(55,677)
LME Zinc Base Metal	60	6/2018	USD	4,917,000	(177)
LME Zinc Base Metal	61	6/2018	USD	4,998,950	(4,755)
LME Zinc Base Metal	77	6/2018	USD	6,310,150	100,073
LME Zinc Base Metal	1,029	6/2018	USD	84,300,825	(5,382,525)
MSCI EAFE E-Mini Index	134	6/2018	USD	13,404,020	(213,148)
MSCI Emerging Markets E-Mini Index	2,281	6/2018	USD	135,468,590	(4,042,579)
NASDAQ 100 E-Mini Index	2,099	6/2018	USD	276,816,120	(19,273,157)
Palladium	88	6/2018	USD	8,305,440	(652,387)
Russell 2000 E-Mini Index	1,514	6/2018	USD	115,911,840	(5,034,260)
S&P 500 E-Mini Index	351	6/2018	USD	46,384,650	(2,277,457)
S&P Midcap 400 E-Mini Index	305	6/2018	USD	57,434,550	(1,876,628)
Platinum	96	7/2018	USD	4,476,480	(107,151)
3 Month Euro Euribor	1,625	12/2018	EUR	501,369,922	1,876
3 Month Euroswiss	62	12/2018	CHF	16,322,019	1,966
3 Month Euro Euribor	4,292	3/2019	EUR	1,323,771,568	407,085
3 Month Euroswiss	363	3/2019	CHF	95,515,324	41,001
3 Month Euro Euribor	5,480	6/2019	EUR	1,688,835,069	630,294
3 Month Euro Euribor	4,641	9/2019	EUR	1,428,843,092	405,097
3 Month Euro Euribor	2,427	12/2019	EUR	746,426,220	103,834

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
3 Month Euro Euribor	436	3/2020	EUR	$133,964,813	$(359)

					52,050,769

Short Contracts
Amsterdam Exchange Index	(494)	4/2018	EUR	(64,188,147)	(795,169)
CAC 40 10 Euro Index	(2,558)	4/2018	EUR	(162,237,428)	(2,004,650)
IBEX 35 Index	(1,478)	4/2018	EUR	(174,064,149)	515,182
LME Aluminum Base Metal	(4)	4/2018	USD	(199,008)	20,155
LME Aluminum Base Metal	(4)	4/2018	USD	(198,883)	19,785
LME Aluminum Base Metal	(5)	4/2018	USD	(248,844)	28,279
LME Aluminum Base Metal	(7)	4/2018	USD	(348,192)	35,562
LME Aluminum Base Metal	(7)	4/2018	USD	(348,381)	41,307
LME Aluminum Base Metal	(8)	4/2018	USD	(397,850)	37,050
LME Aluminum Base Metal	(10)	4/2018	USD	(497,687)	59,233
LME Aluminum Base Metal	(14)	4/2018	USD	(696,762)	94,203
LME Aluminum Base Metal	(27)	4/2018	USD	(1,341,056)	174,374
LME Aluminum Base Metal	(27)	4/2018	USD	(1,341,340)	161,414
LME Aluminum Base Metal	(38)	4/2018	USD	(1,891,212)	243,735
LME Aluminum Base Metal	(45)	4/2018	USD	(2,239,886)	282,842
LME Aluminum Base Metal	(66)	4/2018	USD	(3,312,787)	404,468
LME Aluminum Base Metal	(157)	4/2018	USD	(7,818,835)	933,518
LME Copper Base Metal	(1)	4/2018	USD	(167,005)	12,251
LME Copper Base Metal	(2)	4/2018	USD	(334,298)	23,234
LME Copper Base Metal	(4)	4/2018	USD	(668,500)	47,556
LME Copper Base Metal	(5)	4/2018	USD	(834,906)	70,385
LME Copper Base Metal	(7)	4/2018	USD	(1,169,707)	77,931
LME Copper Base Metal	(7)	4/2018	USD	(1,170,211)	77,776
LME Copper Base Metal	(9)	4/2018	USD	(1,492,538)	120,031
LME Copper Base Metal	(17)	4/2018	USD	(2,843,356)	167,026
LME Copper Base Metal	(19)	4/2018	USD	(3,177,988)	176,638
LME Copper Base Metal	(28)	4/2018	USD	(4,681,775)	278,898
LME Copper Base Metal	(30)	4/2018	USD	(5,018,813)	347,228
LME Copper Base Metal	(36)	4/2018	USD	(6,023,097)	366,503
LME Copper Base Metal	(56)	4/2018	USD	(9,367,638)	480,762
LME Copper Base Metal	(63)	4/2018	USD	(10,537,664)	513,241
LME Copper Base Metal	(84)	4/2018	USD	(14,058,807)	849,811
LME Nickel Base Metal	(1)	4/2018	USD	(79,551)	(4,344)
LME Nickel Base Metal	(2)	4/2018	USD	(159,129)	(825)
LME Nickel Base Metal	(3)	4/2018	USD	(238,644)	(13,405)
LME Nickel Base Metal	(12)	4/2018	USD	(954,550)	(52,569)
LME Nickel Base Metal	(15)	4/2018	USD	(1,193,426)	(40,960)
LME Nickel Base Metal	(16)	4/2018	USD	(1,272,563)	(52,450)
LME Nickel Base Metal	(19)	4/2018	USD	(1,511,874)	50,794
LME Nickel Base Metal	(21)	4/2018	USD	(1,669,878)	(74,238)
LME Nickel Base Metal	(22)	4/2018	USD	(1,749,678)	(34,971)
LME Nickel Base Metal	(22)	4/2018	USD	(1,749,726)	(59,518)
LME Nickel Base Metal	(22)	4/2018	USD	(1,749,444)	(90,882)
LME Nickel Base Metal	(31)	4/2018	USD	(2,433,066)	(99,071)
LME Nickel Base Metal	(32)	4/2018	USD	(2,546,189)	79,165
LME Nickel Base Metal	(44)	4/2018	USD	(3,499,265)	(185,884)
LME Nickel Base Metal	(63)	4/2018	USD	(5,014,034)	146,975
LME Zinc Base Metal	(3)	4/2018	USD	(245,962)	9,029
LME Zinc Base Metal	(4)	4/2018	USD	(328,700)	6,238
LME Zinc Base Metal	(5)	4/2018	USD	(410,562)	9,592
LME Zinc Base Metal	(8)	4/2018	USD	(655,800)	37,801
LME Zinc Base Metal	(8)	4/2018	USD	(656,800)	13,084
LME Zinc Base Metal	(9)	4/2018	USD	(739,350)	22,298
LME Zinc Base Metal	(10)	4/2018	USD	(820,250)	27,226

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal	(11)	4/2018	USD	$(902,137)	$39,705
LME Zinc Base Metal	(14)	4/2018	USD	(1,149,750)	40,216
LME Zinc Base Metal	(15)	4/2018	USD	(1,229,906)	50,300
LME Zinc Base Metal	(15)	4/2018	USD	(1,232,437)	31,236
LME Zinc Base Metal	(20)	4/2018	USD	(1,641,000)	60,441
LME Zinc Base Metal	(21)	4/2018	USD	(1,721,606)	90,716
LME Zinc Base Metal	(43)	4/2018	USD	(3,524,387)	272,705
Natural Gas	(5,406)	4/2018	USD	(147,745,980)	4,159,419
OMXS30 Index	(161)	4/2018	SEK	(2,938,561)	(54,646)
SGX FTSE China A50 Index	(21)	4/2018	USD	(265,965)	(3,260)
Sugar No. 11	(12,026)	4/2018	USD	(166,343,632)	15,942,186
Coffee ‘C’	(1,566)	5/2018	USD	(69,383,588)	2,477,358
LME Aluminum Base Metal	(7)	5/2018	USD	(348,701)	41,450
LME Aluminum Base Metal	(8)	5/2018	USD	(399,250)	36,876
LME Aluminum Base Metal	(16)	5/2018	USD	(798,800)	66,584
LME Aluminum Base Metal	(16)	5/2018	USD	(798,600)	71,753
LME Aluminum Base Metal	(20)	5/2018	USD	(996,555)	104,636
LME Aluminum Base Metal	(31)	5/2018	USD	(1,546,079)	103,418
LME Aluminum Base Metal	(43)	5/2018	USD	(2,146,506)	199,554
LME Aluminum Base Metal	(54)	5/2018	USD	(2,689,632)	303,007
LME Aluminum Base Metal	(59)	5/2018	USD	(2,944,085)	247,051
LME Aluminum Base Metal	(64)	5/2018	USD	(3,193,168)	221,203
LME Aluminum Base Metal	(67)	5/2018	USD	(3,340,653)	237,954
LME Aluminum Base Metal	(75)	5/2018	USD	(3,745,313)	294,594
LME Aluminum Base Metal	(83)	5/2018	USD	(4,137,861)	382,468
LME Aluminum Base Metal	(84)	5/2018	USD	(4,196,850)	310,489
LME Copper Base Metal	(1)	5/2018	USD	(167,516)	2,503
LME Copper Base Metal	(4)	5/2018	USD	(669,727)	39,148
LME Copper Base Metal	(7)	5/2018	USD	(1,171,669)	68,758
LME Copper Base Metal	(8)	5/2018	USD	(1,339,184)	92,112
LME Copper Base Metal	(9)	5/2018	USD	(1,508,096)	99,502
LME Copper Base Metal	(9)	5/2018	USD	(1,507,790)	76,093
LME Copper Base Metal	(9)	5/2018	USD	(1,508,402)	95,926
LME Copper Base Metal	(16)	5/2018	USD	(2,680,788)	180,765
LME Copper Base Metal	(20)	5/2018	USD	(3,350,990)	65,660
LME Copper Base Metal	(21)	5/2018	USD	(3,521,033)	174,628
LME Copper Base Metal	(37)	5/2018	USD	(6,200,164)	415,142
LME Copper Base Metal	(37)	5/2018	USD	(6,199,119)	484,082
LME Copper Base Metal	(47)	5/2018	USD	(7,872,453)	398,105
LME Copper Base Metal	(52)	5/2018	USD	(8,715,200)	358,082
LME Nickel Base Metal	(2)	5/2018	USD	(159,292)	10,622
LME Nickel Base Metal	(6)	5/2018	USD	(477,977)	14,338
LME Nickel Base Metal	(7)	5/2018	USD	(557,550)	29,121
LME Nickel Base Metal	(7)	5/2018	USD	(557,625)	14,299
LME Nickel Base Metal	(8)	5/2018	USD	(636,733)	15,423
LME Nickel Base Metal	(8)	5/2018	USD	(636,765)	28,344
LME Nickel Base Metal	(19)	5/2018	USD	(1,512,464)	16,961
LME Nickel Base Metal	(23)	5/2018	USD	(1,832,295)	69,890
LME Nickel Base Metal	(38)	5/2018	USD	(3,027,589)	143,701
LME Nickel Base Metal	(40)	5/2018	USD	(3,184,913)	(85,311)
LME Nickel Base Metal	(50)	5/2018	USD	(3,984,510)	180,859
LME Nickel Base Metal	(87)	5/2018	USD	(6,926,846)	(4,843)
LME Nickel Base Metal	(94)	5/2018	USD	(7,485,273)	(129,702)
LME Nickel Base Metal	(158)	5/2018	USD	(12,583,468)	131,146
LME Zinc Base Metal	(3)	5/2018	USD	(245,850)	19,857
LME Zinc Base Metal	(4)	5/2018	USD	(327,800)	28,322
LME Zinc Base Metal	(6)	5/2018	USD	(491,737)	37,698

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal	(8)	5/2018	USD	$(655,600)	$60,076
LME Zinc Base Metal	(8)	5/2018	USD	(655,600)	43,689
LME Zinc Base Metal	(9)	5/2018	USD	(737,550)	56,583
LME Zinc Base Metal	(23)	5/2018	USD	(1,884,850)	133,878
LME Zinc Base Metal	(27)	5/2018	USD	(2,212,650)	149,814
LME Zinc Base Metal	(41)	5/2018	USD	(3,359,950)	259,920
LME Zinc Base Metal	(41)	5/2018	USD	(3,359,950)	101,354
LME Zinc Base Metal	(63)	5/2018	USD	(5,162,850)	339,964
LME Zinc Base Metal	(80)	5/2018	USD	(6,556,000)	352,489
LME Zinc Base Metal	(94)	5/2018	USD	(7,703,300)	269,855
LME Zinc Base Metal	(160)	5/2018	USD	(13,112,000)	683,528
Silver	(842)	5/2018	USD	(68,488,280)	1,037,412
Soybean Oil	(328)	5/2018	USD	(6,272,016)	(37,527)
Wheat	(433)	5/2018	USD	(9,764,150)	1,526
Canada 10 Year Bond	(4,697)	6/2018	CAD	(485,868,894)	(7,195,267)
DAX Index	(697)	6/2018	EUR	(259,849,245)	(1,116,167)
DJIA CBOT E-Mini Index	(86)	6/2018	USD	(10,383,210)	(35,064)
EURO STOXX 50 Index	(7,565)	6/2018	EUR	(305,407,102)	(1,776,479)
Euro-Bobl	(474)	6/2018	EUR	(76,549,370)	(465,591)
FTSE 100 Index	(3,804)	6/2018	GBP	(373,243,932)	(2,364,218)
Lean Hogs	(1,189)	6/2018	USD	(36,407,180)	302,337
Live Cattle	(1,090)	6/2018	USD	(44,722,700)	1,838,835
LME Aluminum Base Metal	(8)	6/2018	USD	(399,850)	28,426
LME Aluminum Base Metal	(9)	6/2018	USD	(450,056)	31,417
LME Aluminum Base Metal	(18)	6/2018	USD	(900,225)	66,554
LME Aluminum Base Metal	(22)	6/2018	USD	(1,101,100)	58,873
LME Aluminum Base Metal	(30)	6/2018	USD	(1,501,875)	80,256
LME Aluminum Base Metal	(39)	6/2018	USD	(1,950,731)	125,746
LME Aluminum Base Metal	(41)	6/2018	USD	(2,053,331)	83,847
LME Aluminum Base Metal	(49)	6/2018	USD	(2,452,756)	116,971
LME Aluminum Base Metal	(55)	6/2018	USD	(2,753,960)	102,301
LME Aluminum Base Metal	(61)	6/2018	USD	(3,051,525)	156,279
LME Aluminum Base Metal	(82)	6/2018	USD	(4,105,638)	170,586
LME Aluminum Base Metal	(108)	6/2018	USD	(5,409,828)	130,265
LME Aluminum Base Metal	(112)	6/2018	USD	(5,612,600)	29,984
LME Aluminum Base Metal	(112)	6/2018	USD	(5,611,788)	73,344
LME Aluminum Base Metal	(134)	6/2018	USD	(6,708,375)	235,229
LME Aluminum Base Metal	(1,079)	6/2018	USD	(54,037,669)	2,188,115
LME Copper Base Metal	(3)	6/2018	USD	(503,719)	15,741
LME Copper Base Metal	(3)	6/2018	USD	(503,719)	15,657
LME Copper Base Metal	(8)	6/2018	USD	(1,343,250)	60,897
LME Copper Base Metal	(9)	6/2018	USD	(1,510,391)	49,648
LME Copper Base Metal	(12)	6/2018	USD	(2,012,631)	61,856
LME Copper Base Metal	(15)	6/2018	USD	(2,517,064)	106,966
LME Copper Base Metal	(15)	6/2018	USD	(2,516,809)	66,601
LME Copper Base Metal	(15)	6/2018	USD	(2,517,574)	58,986
LME Copper Base Metal	(20)	6/2018	USD	(3,357,875)	48,800
LME Copper Base Metal	(21)	6/2018	USD	(3,526,031)	105,299
LME Copper Base Metal	(38)	6/2018	USD	(6,375,688)	33,815
LME Copper Base Metal	(50)	6/2018	USD	(8,392,500)	25,225
LME Copper Base Metal	(51)	6/2018	USD	(8,559,037)	(160,550)
LME Copper Base Metal	(51)	6/2018	USD	(8,559,917)	(86,502)
LME Copper Base Metal	(71)	6/2018	USD	(11,913,072)	(1,785)
LME Copper Base Metal	(436)	6/2018	USD	(73,174,425)	733,079
LME Nickel Base Metal	(1)	6/2018	USD	(79,797)	(1,582)
LME Nickel Base Metal	(3)	6/2018	USD	(239,400)	(369)
LME Nickel Base Metal	(4)	6/2018	USD	(319,164)	(9,336)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(5)	6/2018	USD	$(398,880)	$3,379
LME Nickel Base Metal	(5)	6/2018	USD	(398,514)	4,358
LME Nickel Base Metal	(7)	6/2018	USD	(558,453)	2,271
LME Nickel Base Metal	(9)	6/2018	USD	(717,795)	32,453
LME Nickel Base Metal	(9)	6/2018	USD	(717,953)	7,427
LME Nickel Base Metal	(9)	6/2018	USD	(717,760)	28,239
LME Nickel Base Metal	(13)	6/2018	USD	(1,036,714)	36,609
LME Nickel Base Metal	(14)	6/2018	USD	(1,116,246)	(369)
LME Nickel Base Metal	(18)	6/2018	USD	(1,435,653)	38,879
LME Nickel Base Metal	(18)	6/2018	USD	(1,434,953)	6,914
LME Nickel Base Metal	(22)	6/2018	USD	(1,753,924)	38,617
LME Nickel Base Metal	(31)	6/2018	USD	(2,471,568)	32,782
LME Nickel Base Metal	(282)	6/2018	USD	(22,496,832)	678,416
LME Zinc Base Metal	(7)	6/2018	USD	(572,950)	5,625
LME Zinc Base Metal	(7)	6/2018	USD	(572,985)	3
LME Zinc Base Metal	(16)	6/2018	USD	(1,311,000)	(5,228)
LME Zinc Base Metal	(17)	6/2018	USD	(1,392,780)	(8,809)
LME Zinc Base Metal	(20)	6/2018	USD	(1,639,000)	54,629
LME Zinc Base Metal	(25)	6/2018	USD	(2,046,625)	(16,549)
LME Zinc Base Metal	(27)	6/2018	USD	(2,211,300)	(30,333)
LME Zinc Base Metal	(38)	6/2018	USD	(3,113,863)	(23,662)
LME Zinc Base Metal	(39)	6/2018	USD	(3,195,689)	(5,941)
LME Zinc Base Metal	(44)	6/2018	USD	(3,602,500)	(64,813)
LME Zinc Base Metal	(56)	6/2018	USD	(4,588,332)	(57,465)
LME Zinc Base Metal	(60)	6/2018	USD	(4,917,000)	14,265
LME Zinc Base Metal	(60)	6/2018	USD	(4,917,000)	28,052
LME Zinc Base Metal	(61)	6/2018	USD	(4,998,950)	58,161
LME Zinc Base Metal	(77)	6/2018	USD	(6,310,150)	(91,917)
LME Zinc Base Metal	(710)	6/2018	USD	(58,166,750)	627,608
Long Gilt	(4,736)	6/2018	GBP	(816,090,749)	(11,620,875)
Nikkei 225 Index	(461)	6/2018	JPY	(92,975,518)	(3,684,523)
S&P/TSX 60 Index	(2,487)	6/2018	CAD	(349,784,143)	(1,828,299)
SPI 200 Index	(1,711)	6/2018	AUD	(188,446,745)	1,441,145
TOPIX Index	(579)	6/2018	JPY	(93,402,895)	(3,087,313)
U.S. Treasury 10 Year Note	(14,219)	6/2018	USD	(1,722,498,547)	(17,716,208)
U.S. Treasury 2 Year Note	(38,951)	6/2018	USD	(8,281,347,766)	(3,923,125)
U.S. Treasury 5 Year Note	(23,979)	6/2018	USD	(2,744,658,820)	(11,327,049)
U.S. Treasury Long Bond	(4,177)	6/2018	USD	(612,452,625)	(17,690,820)
U.S. Treasury Ultra Bond	(1,817)	6/2018	USD	(291,571,719)	(10,881,346)
3 Month Canadian Bankers Acceptance	(2,485)	9/2018	CAD	(472,441,252)	(36,933)
3 Month Euro Euribor	(784)	9/2018	EUR	(241,927,879)	(31,936)
3 Month Eurodollar	(12,302)	9/2018	USD	(3,002,456,875)	15,516,007
3 Month Euroswiss	(177)	9/2018	CHF	(46,615,246)	(3,117)
3 Month Sterling	(10,475)	9/2018	GBP	(1,818,866,286)	1,754,731
ASX 90 Day Bank Accepted Bill	(1,414)	9/2018	AUD	(1,080,931,923)	(2,148)
3 Month Canadian Bankers Acceptance	(1,653)	12/2018	CAD	(313,814,676)	590
3 Month Eurodollar	(10,974)	12/2018	USD	(2,675,049,675)	13,365,030
3 Month Sterling	(10,338)	12/2018	GBP	(1,793,446,048)	1,885,387
ASX 90 Day Bank Accepted Bill	(216)	12/2018	AUD	(165,100,883)	(13,752)
3 Month Eurodollar	(9,709)	3/2019	USD	(2,364,384,225)	11,764,694
3 Month Sterling	(9,525)	3/2019	GBP	(1,651,236,724)	1,775,792
3 Month Eurodollar	(8,572)	6/2019	USD	(2,085,674,750)	10,661,548
3 Month Sterling	(9,089)	6/2019	GBP	(1,574,536,767)	1,573,958

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
3 Month Eurodollar	(7,662)	9/2019	USD	$(1,863,302,625)	$9,811,166
3 Month Sterling	(8,465)	9/2019	GBP	(1,465,547,133)	1,466,433
3 Month Eurodollar	(6,983)	12/2019	USD	(1,697,130,862)	7,406,802
3 Month Sterling	(7,744)	12/2019	GBP	(1,339,905,397)	1,346,581
3 Month Eurodollar	(6,501)	3/2020	USD	(1,579,824,262)	(983,414)
3 Month Sterling	(7,118)	3/2020	GBP	(1,231,092,436)	50,521

					28,177,002

					$80,227,771

Forward foreign currency contracts outstanding as of March 31, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BRL	3,854,800	USD	1,159,168	CITI**	6/20/2018	$563
BRL	5,782,200	USD	1,738,755	JPMC**	6/20/2018	842
CAD	20,127,200	USD	15,577,179	CITI	6/20/2018	68,602
CAD	30,190,800	USD	23,365,797	JPMC	6/20/2018	102,873
CLP	150,564,400	USD	247,790	CITI**	6/20/2018	1,474
CLP	225,846,600	USD	371,685	JPMC**	6/20/2018	2,210
COP	111,625,806,732	USD	38,813,965	CITI**	6/20/2018	1,029,192
COP	167,438,710,100	USD	58,221,021	JPMC**	6/20/2018	1,543,716
EUR	229,922,394	USD	283,273,891	CITI	6/20/2018	1,302,662
EUR	344,883,593	USD	424,911,370	JPMC	6/20/2018	1,953,462
GBP	298,717,184	USD	417,212,005	CITI	6/20/2018	3,281,413
GBP	448,075,776	USD	625,818,790	JPMC	6/20/2018	4,921,335
HKD	90,156,000	USD	11,516,426	CITI	6/20/2018	1,019
HKD	135,234,000	USD	17,274,660	JPMC	6/20/2018	1,506
IDR	381,604,266,540	USD	27,512,264	CITI**	6/20/2018	120,846
IDR	572,406,399,808	USD	41,268,448	JPMC**	6/20/2018	181,217
INR	2,401,478,904	USD	36,413,587	CITI**	6/20/2018	162,642
INR	3,602,218,352	USD	54,620,448	JPMC**	6/20/2018	243,895
JPY	28,607,440,588	USD	268,837,711	CITI	6/20/2018	1,433,001
JPY	42,911,160,884	USD	403,257,070	JPMC	6/20/2018	2,148,997
KRW	345,342,125,271	USD	321,646,552	CITI**	6/20/2018	4,110,876
KRW	518,013,187,905	USD	482,470,431	JPMC**	6/20/2018	6,165,711
MXN	3,929,556,048	USD	206,680,957	CITI	6/20/2018	6,820,818
MXN	5,894,334,064	USD	310,021,827	JPMC	6/20/2018	10,230,835
NOK	339,674,772	USD	43,288,083	CITI	6/20/2018	153,418
NOK	509,512,155	USD	64,932,205	JPMC	6/20/2018	230,046
NZD	128,553,978	USD	92,794,281	CITI	6/20/2018	87,758
NZD	192,830,967	USD	139,191,596	JPMC	6/20/2018	131,463
PHP	330,044,990	USD	6,263,331	CITI**	6/20/2018	8,081
PHP	495,067,484	USD	9,395,008	JPMC**	6/20/2018	12,110
PLN	22,490,744	USD	6,570,344	CITI	6/20/2018	9,735
PLN	33,736,114	USD	9,855,528	JPMC	6/20/2018	14,590
SGD	140,048,000	USD	106,563,665	CITI	6/20/2018	445,657
SGD	210,072,000	USD	159,845,523	JPMC	6/20/2018	668,460
TWD	1,949,953,176	USD	67,330,785	CITI**	6/20/2018	201,372
TWD	2,924,929,767	USD	100,996,303	JPMC**	6/20/2018	301,933
USD	803,585,374	AUD	1,034,983,949	CITI	6/20/2018	8,508,667
USD	1,205,376,560	AUD	1,552,475,931	JPMC	6/20/2018	12,761,495
USD	33,473,287	BRL	110,549,600	CITI**	6/20/2018	214,014
USD	50,209,867	BRL	165,824,400	JPMC**	6/20/2018	320,958
USD	248,407,449	CAD	316,177,312	CITI	6/20/2018	2,628,559

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	372,610,712	CAD	474,265,973	JPMC	6/20/2018	$3,942,371
USD	2,382,325	CHF	2,217,600	CITI	6/20/2018	46,994
USD	3,573,483	CHF	3,326,400	JPMC	6/20/2018	70,486
USD	3,350,581	CLP	2,017,556,007	CITI**	6/20/2018	10,463
USD	5,025,866	CLP	3,026,334,009	JPMC**	6/20/2018	15,687
USD	393,467,145	EUR	316,331,600	CITI	6/20/2018	1,941,313
USD	590,199,979	EUR	474,497,400	JPMC	6/20/2018	2,911,233
USD	5,122,754	GBP	3,626,000	CITI	6/20/2018	18,564
USD	7,684,121	GBP	5,439,000	JPMC	6/20/2018	27,836
USD	20,941,642	HKD	163,566,000	CITI	6/20/2018	46,058
USD	31,412,424	HKD	245,349,000	JPMC	6/20/2018	69,048
USD	12,355,068	HUF	3,104,700,364	CITI	6/20/2018	61,070
USD	18,531,289	HUF	4,657,050,550	JPMC	6/20/2018	90,291
USD	8,022,272	IDR	110,441,354,036	CITI**	6/20/2018	24,883
USD	12,033,393	IDR	165,662,031,052	JPMC**	6/20/2018	37,308
USD	12,780,877	ILS	44,348,800	CITI	6/20/2018	76,350
USD	19,170,383	ILS	66,523,200	JPMC	6/20/2018	113,593
USD	2,091,061	INR	137,069,594	CITI**	6/20/2018	3,394
USD	3,136,588	INR	205,604,390	JPMC**	6/20/2018	5,087
USD	46,681,482	JPY	4,917,799,638	CITI	6/20/2018	220,240
USD	70,022,136	JPY	7,376,699,458	JPMC	6/20/2018	330,274
USD	48,794,335	NZD	67,287,200	CITI	6/20/2018	178,396
USD	73,191,411	NZD	100,930,800	JPMC	6/20/2018	267,502
USD	39,260,830	PHP	2,058,001,217	CITI**	6/20/2018	155,331
USD	58,891,171	PHP	3,087,001,823	JPMC**	6/20/2018	232,925
USD	166,120	PLN	564,400	CITI	6/20/2018	994
USD	249,179	PLN	846,600	JPMC	6/20/2018	1,491
USD	294,539,323	SEK	2,399,162,301	CITI	6/20/2018	5,499,532
USD	441,811,345	SEK	3,598,743,450	JPMC	6/20/2018	8,251,659
USD	271,018	SGD	354,400	CITI	6/20/2018	225
USD	406,527	SGD	531,600	JPMC	6/20/2018	336
USD	108,429,594	TRY	434,435,597	CITI	6/20/2018	857,632
USD	162,644,188	TRY	651,653,395	JPMC	6/20/2018	1,286,243
USD	6,621,985	TWD	191,124,400	CITI**	6/20/2018	2,830
USD	9,932,966	TWD	286,686,600	JPMC**	6/20/2018	4,234
USD	1,693,474	ZAR	20,029,600	CITI	6/20/2018	19,623
USD	2,540,208	ZAR	30,044,400	JPMC	6/20/2018	29,430
ZAR	1,000,172,808	USD	82,912,258	CITI	6/20/2018	671,087
ZAR	1,500,259,206	USD	124,368,542	JPMC	6/20/2018	1,006,475

Total unrealized appreciation						101,056,511

AUD	134,035,200	USD	105,513,106	CITI	6/20/2018	(2,547,001)
AUD	201,052,800	USD	158,269,862	JPMC	6/20/2018	(3,820,706)
BRL	234,657,596	USD	71,562,922	CITI**	6/20/2018	(965,281)
BRL	351,986,396	USD	107,344,517	JPMC**	6/20/2018	(1,448,055)
CAD	73,953,600	USD	57,685,945	CITI	6/20/2018	(198,474)
CAD	110,930,400	USD	86,529,025	JPMC	6/20/2018	(297,819)
CHF	640,400	USD	687,093	CITI	6/20/2018	(12,695)
CHF	960,600	USD	1,030,641	JPMC	6/20/2018	(19,044)
CLP	29,820,958,623	USD	50,030,882	CITI**	6/20/2018	(661,480)
CLP	44,731,437,929	USD	75,046,416	JPMC**	6/20/2018	(992,313)
COP	529,345,178	USD	190,231	CITI**	6/20/2018	(1,289)
COP	794,017,766	USD	285,347	JPMC**	6/20/2018	(1,935)
EUR	1,318,003,967	USD	1,639,291,438	CITI	6/20/2018	(7,988,723)
EUR	1,977,005,962	USD	2,458,940,245	JPMC	6/20/2018	(11,986,158)
GBP	216,340,400	USD	306,414,903	CITI	6/20/2018	(1,880,318)
GBP	324,510,600	USD	459,622,928	JPMC	6/20/2018	(2,821,049)
HKD	72,134,000	USD	9,237,562	CITI	6/20/2018	(22,431)
HKD	108,201,000	USD	13,856,360	JPMC	6/20/2018	(33,663)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HUF	6,862,210,964	USD	27,368,646	CITI	6/20/2018	$(195,649)
HUF	10,293,316,444	USD	41,054,666	JPMC	6/20/2018	(295,171)
IDR	99,823,671,106	USD	7,268,380	CITI**	6/20/2018	(39,849)
IDR	149,735,506,658	USD	10,902,583	JPMC**	6/20/2018	(59,786)
ILS	179,037,195	USD	51,914,512	CITI	6/20/2018	(626,025)
ILS	268,555,805	USD	77,870,759	JPMC	6/20/2018	(938,025)
INR	28,766,800	USD	439,558	CITI**	6/20/2018	(1,419)
INR	43,150,200	USD	659,338	JPMC**	6/20/2018	(2,130)
JPY	68,303,583,129	USD	650,099,967	CITI	6/20/2018	(4,797,289)
JPY	102,455,374,695	USD	975,151,170	JPMC	6/20/2018	(7,197,153)
NOK	1,547,192,032	USD	199,741,483	CITI	6/20/2018	(1,868,842)
NOK	2,320,788,045	USD	299,612,599	JPMC	6/20/2018	(2,803,637)
NZD	436,248,378	USD	319,130,382	CITI	6/20/2018	(3,934,853)
NZD	654,372,567	USD	478,696,171	JPMC	6/20/2018	(5,902,878)
PHP	1,199,739,769	USD	22,892,038	CITI**	6/20/2018	(94,957)
PHP	1,799,609,653	USD	34,338,100	JPMC**	6/20/2018	(142,479)
PLN	215,437,671	USD	63,595,322	CITI	6/20/2018	(565,090)
PLN	323,156,487	USD	95,393,096	JPMC	6/20/2018	(847,755)
SEK	212,428,403	USD	26,135,646	CITI	6/20/2018	(543,271)
SEK	318,642,605	USD	39,203,518	JPMC	6/20/2018	(814,956)
SGD	5,715,600	USD	4,378,002	CITI	6/20/2018	(10,767)
SGD	8,573,400	USD	6,567,011	JPMC	6/20/2018	(16,159)
TRY	677,682,383	USD	172,800,881	CITI	6/20/2018	(4,997,818)
TRY	1,016,523,577	USD	259,201,647	JPMC	6/20/2018	(7,497,051)
TWD	26,738,000	USD	928,152	CITI**	6/20/2018	(2,142)
TWD	40,107,000	USD	1,392,229	JPMC**	6/20/2018	(3,216)
USD	47,586,802	AUD	62,152,800	CITI	6/20/2018	(159,101)
USD	71,380,114	AUD	93,229,200	JPMC	6/20/2018	(238,741)
USD	18,951,931	BRL	63,416,000	CITI**	6/20/2018	(127,017)
USD	28,427,861	BRL	95,124,000	JPMC**	6/20/2018	(190,561)
USD	332,278,568	CAD	429,955,500	CITI	6/20/2018	(1,945,244)
USD	498,417,227	CAD	644,933,248	JPMC	6/20/2018	(2,918,488)
USD	5,882,169	CLP	3,570,494,437	CITI**	6/20/2018	(28,881)
USD	8,823,242	CLP	5,355,741,659	JPMC**	6/20/2018	(43,332)
USD	2,106,216	COP	6,051,702,285	CITI**	6/20/2018	(53,849)
USD	3,159,320	COP	9,077,553,427	JPMC**	6/20/2018	(80,777)
USD	61,057,590	EUR	49,469,600	CITI	6/20/2018	(171,279)
USD	91,586,270	EUR	74,204,400	JPMC	6/20/2018	(257,034)
USD	344,776,968	GBP	247,798,803	CITI	6/20/2018	(4,040,478)
USD	517,164,806	GBP	371,698,205	JPMC	6/20/2018	(6,061,364)
USD	17,010,746	HUF	4,315,297,940	CITI	6/20/2018	(76,980)
USD	25,516,088	HUF	6,472,946,912	JPMC	6/20/2018	(115,501)
USD	35,376,840	IDR	491,555,155,200	CITI**	6/20/2018	(218,144)
USD	53,065,193	IDR	737,332,732,800	JPMC**	6/20/2018	(327,282)
USD	5,086,290	ILS	17,836,000	CITI	6/20/2018	(23,159)
USD	7,629,425	ILS	26,754,000	JPMC	6/20/2018	(34,748)
USD	40,140,140	INR	2,643,598,813	CITI**	6/20/2018	(123,747)
USD	60,210,134	INR	3,965,398,219	JPMC**	6/20/2018	(185,696)
USD	109,569,509	JPY	11,605,887,466	CITI	6/20/2018	(77,890)
USD	164,354,058	JPY	17,408,831,198	JPMC	6/20/2018	(117,042)
USD	210,969,438	KRW	226,643,925,914	CITI**	6/20/2018	(2,821,284)
USD	316,453,762	KRW	339,965,888,870	JPMC**	6/20/2018	(4,232,321)
USD	22,168,498	MXN	424,877,210	CITI	6/20/2018	(916,054)
USD	33,252,705	MXN	637,315,814	JPMC	6/20/2018	(1,374,122)
USD	55,988,299	NZD	77,769,600	CITI	6/20/2018	(201,320)
USD	83,982,380	NZD	116,654,400	JPMC	6/20/2018	(302,049)
USD	16,602,153	PHP	874,493,206	CITI**	6/20/2018	(14,692)
USD	24,903,199	PHP	1,311,739,810	JPMC**	6/20/2018	(22,071)
USD	17,794,417	SEK	147,807,206	CITI	6/20/2018	(12,700)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	26,691,592	SEK	221,710,810	JPMC	6/20/2018	$(19,084)
USD	26,308,858	SGD	34,656,800	CITI	6/20/2018	(172,068)
USD	39,463,317	SGD	51,985,200	JPMC	6/20/2018	(258,071)
USD	148,864,561	TRY	606,770,003	CITI	6/20/2018	(1,379,666)
USD	223,296,562	TRY	910,155,005	JPMC	6/20/2018	(2,069,777)
USD	27,489,721	TWD	796,023,591	CITI**	6/20/2018	(78,730)
USD	41,234,530	TWD	1,194,035,385	JPMC**	6/20/2018	(118,148)
USD	6,627	ZAR	79,600	CITI	6/20/2018	(26)
USD	9,940	ZAR	119,400	JPMC	6/20/2018	(38)
ZAR	1,069,918,410	USD	90,346,789	CITI	6/20/2018	(934,882)
ZAR	1,604,877,608	USD	135,512,363	JPMC	6/20/2018	(1,394,503)

Total unrealized depreciation						(113,834,742)

Net unrealized depreciation						$(12,778,231)

** Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$110,000	$—	$110,000

BARC
Cash	—	186,472,439	186,472,439

CITI
Cash	(4,310,000)	—	(4,310,000)
Investment Companies	79,255,417	—	79,255,417

GSCO
Cash	—	9,804,177	9,804,177
US Treasury Bills	—	56,597,034	56,597,034

GSIN		—
Investment Companies	71,363,271	—	71,363,271

JPMC
Investment Companies	271,533,305	—	271,533,305

JPMS
Cash	—	(66,837,590)	(66,837,590)
U.S. Treasury Bills	—	85,565,068	85,565,068

MLIN
Cash	1,150,000	—	1,150,000

MSCL
Cash	—	48,841,666	48,841,666
U.S. Treasury Bills	—	65,925,477	65,925,477

MSCS
Investment Companies	108,415,124	—	108,415,124

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$16,751,690	—	$16,751,690

GSCO
Cash	—	(53,082,970)	(53,082,970)
U.S. Treasury Bills	—	40,668,099	40,668,099

GSIN
Cash	22,160,000	—	22,160,000

JPPC
Cash	—	45,077	45,077

MACQ
Cash	8,270,000	—	8,270,000

MLIN
Cash	19,380,000	—	19,380,000

MSCL
Cash	—	(66,917,983)	(66,917,983)
U.S. Treasury Bills	—	89,847,749	89,847,749

SOCG
Cash	12,640,001	—	12,640,001

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 94.6%

INVESTMENT COMPANIES - 18.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.61% (a)(b)	66,356,653	66,356,653
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.56% (a)(b)	9,187,887	9,187,887
Limited Purpose Cash Investment Fund, 1.53% (a)	56,527,852	56,516,547

TOTAL INVESTMENT COMPANIES (Cost $132,055,392)		132,061,087

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 76.4%
U.S. Treasury Bills 1.20%, 4/5/2018 (c)	2,998,000	2,997,594
1.23%, 4/12/2018 (c)	12,073,000	12,067,514
1.25%, 4/19/2018 (c)	16,164,000	16,151,530
1.25%, 4/26/2018 (c)	15,175,000	15,158,864
1.27%, 5/3/2018 (c)	4,401,000	4,394,839
1.37%, 5/17/2018 (c)	2,431,000	2,426,011
1.43%, 5/24/2018 (c)	1,129,000	1,126,308
1.45%, 5/31/2018 (c)	3,901,000	3,890,334
1.46%, 6/7/2018 (c)	18,207,000	18,151,531
1.47%, 6/14/2018 (c)(d)	50,461,000	50,291,370
1.49%, 6/21/2018 (c)	22,360,000	22,275,964
1.54%, 6/28/2018 (c)(d)	48,182,000	47,986,090
1.59%, 7/5/2018 (c)(d)	73,116,000	72,789,471
1.59%, 7/12/2018 (c)(d)	32,227,000	32,069,615
1.63%, 7/26/2018 (c)	64,637,000	64,273,233
1.64%, 8/2/2018 (c)(d)	26,867,000	26,703,238
1.66%, 8/9/2018 (c)(d)	125,694,000	124,869,878
1.84%, 8/23/2018 (c)	4,731,000	4,696,068
1.85%, 8/30/2018 (c)(d)	26,036,000	25,833,816
1.91%, 9/27/2018 (c)	6,207,000	6,149,379

TOTAL U.S. TREASURY OBLIGATIONS (Cost $554,517,980)		554,302,647

TOTAL SHORT-TERM INVESTMENTS (Cost $686,573,372)		686,363,734

Total Investments In Securities At Value - 94.6% (Cost $686,573,372)		686,363,734

Other Assets In Excess Of Liabilities - 5.4% (e)		39,504,665

Net Assets - 100.0%		725,868,399

(a)	Represents 7-day effective yield as of March 31, 2018.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	All or a portion of the security pledged as collateral for futures contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures contracts and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Total return swap contracts outstanding as of March 31, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/06/2018	USD	2,939,400	$301,459
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/06/2018	USD	1,482,480	208,790
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/06/2018	USD	1,686,960	220,565
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/06/2018	USD	613,440	84,804
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/13/2018	USD	(3,898,950)	180,907
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/13/2018	USD	(2,348,231)	137,835
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/13/2018	USD	(4,607,850)	248,257
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/13/2018	USD	(3,012,825)	173,548
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	12,020,250	425,055
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	9,945,788	220,161
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/13/2018	USD	1,832,850	86,477
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/13/2018	USD	1,221,900	57,485
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/13/2018	USD	1,384,820	62,651
iBovespa Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/18/2018	BRL	57,388,850	433,389
KC HRW Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(350,438)	17,154
KC HRW Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(350,438)	17,026
KC HRW Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(140,175)	6,672

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/13/2018	USD	(1,351,100)	$270,116
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/13/2018	USD	(824,400)	174,410
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/13/2018	USD	(2,519,000)	734,754
Lean Hogs June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	06/14/2018	USD	(1,714,720)	34,240
Lean Hogs June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	06/14/2018	USD	(1,102,320)	18,472
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/06/2018	USD	(455,000)	41,210
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/06/2018	USD	(21,203,000)	1,408,366
Live Cattle June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	06/01/2018	USD	(328,240)	6,488
Live Cattle June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	06/01/2018	USD	(8,370,120)	462,006
MSCI Singapore Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	SGD	2,680,560	39,545
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	USD	17,245,710	58,647
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	USD	9,214,020	105,531
SGX NIFTY 50 Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/26/2018	USD	594,065	2,410
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	11,283,300	194,728
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	729,600	73,074
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	960,000	74,334
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	13,363,200	782,956
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(382,440)	10,705
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(688,392)	19,224

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(3,728,790)	$90,719
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(2,447,616)	41,567
TAIEX Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/18/2018	TWD	52,406,400	10,018
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(1,849,100)	58,037
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(4,419,800)	74,952
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(7,396,400)	167,562
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(4,194,300)	96,853

								7,933,159

Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/06/2018	USD	(613,440)	(127,940)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/06/2018	USD	(1,047,960)	(213,809)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/06/2018	USD	(1,175,760)	(247,528)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/06/2018	USD	(664,560)	(138,794)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	988,763	(810)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(2,423,438)	(93,166)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(8,995,800)	(341,068)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	3,082,613	(9,702)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(988,763)	(36,823)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(12,020,250)	(464,324)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/13/2018	USD	(610,950)	(7,813)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	HKD	154,757,500	(201,566)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	HKD	25,542,500	$(15,396)
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	HKD	33,728,800	(11,706)
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	HKD	184,906,100	(191,451)
KC HRW Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	327,075	(14,260)
KC HRW Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	350,438	(18,560)
KC HRW Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	140,175	(7,533)
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	06/14/2018	KRW	10,733,800,000	(194,215)
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/14/2018	KRW	7,576,800,000	(61,467)
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/13/2018	USD	1,351,100	(259,624)
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/13/2018	USD	824,400	(148,551)
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/13/2018	USD	2,519,000	(812,177)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/06/2018	USD	21,203,000	(1,286,080)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/06/2018	USD	455,000	(44,690)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/01/2018	USD	8,575,270	(936,716)
SGX FTSE China A50 Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/26/2018	USD	658,580	(5,789)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	38,551,275	(593,190)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(1,096,988)	(41,927)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	3,082,013	(12,546)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(22,514,363)	$(787,445)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(11,283,300)	(446,680)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(230,400)	(13,084)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	382,440	(1,146)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	688,392	(3,876)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	382,440	(607)
Swiss Market Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MLIN	06/15/2018	CHF	(15,818,480)	(246,523)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	1,849,100	(90,466)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	7,396,400	(614,149)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	3,991,350	(206,016)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	4,419,800	$(360,800)

								(9,310,013)

								$(1,376,854)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Brent Crude Oil	821	4/2018	USD	$56,928,140	$3,607,981
Hang Seng Index	33	4/2018	HKD	6,317,731	(121,950)
HSCEI	115	4/2018	HKD	8,825,583	(101,757)
LME Aluminum Base Metal	1	4/2018	USD	49,721	(5,024)
LME Aluminum Base Metal	1	4/2018	USD	49,731	(4,594)
LME Aluminum Base Metal	1	4/2018	USD	49,769	(6,195)
LME Aluminum Base Metal	2	4/2018	USD	99,537	(12,944)
LME Aluminum Base Metal	3	4/2018	USD	149,306	(19,003)
LME Aluminum Base Metal	4	4/2018	USD	199,101	(25,099)
LME Aluminum Base Metal	7	4/2018	USD	347,681	(44,729)
LME Aluminum Base Metal	7	4/2018	USD	347,755	(41,451)
LME Aluminum Base Metal	10	4/2018	USD	501,937	(59,527)
LME Aluminum Base Metal	16	4/2018	USD	796,824	(94,748)
LME Copper Base Metal	1	4/2018	USD	167,173	(11,567)
LME Copper Base Metal	1	4/2018	USD	167,256	(9,946)
LME Copper Base Metal	2	4/2018	USD	334,525	(19,843)
LME Copper Base Metal	3	4/2018	USD	501,619	(31,995)
LME Copper Base Metal	3	4/2018	USD	501,881	(34,903)
LME Copper Base Metal	4	4/2018	USD	669,233	(44,104)
LME Copper Base Metal	6	4/2018	USD	1,003,587	(50,994)
LME Copper Base Metal	6	4/2018	USD	1,003,676	(62,839)
LME Copper Base Metal	6	4/2018	USD	1,001,888	(81,445)
LME Copper Base Metal	6	4/2018	USD	995,025	(80,025)
LME Copper Base Metal	9	4/2018	USD	1,506,301	(88,286)
LME Nickel Base Metal	1	4/2018	USD	79,535	3,531
LME Nickel Base Metal	1	4/2018	USD	79,562	2,997
LME Nickel Base Metal	1	4/2018	USD	79,546	4,826
LME Nickel Base Metal	2	4/2018	USD	159,145	(6,239)
LME Nickel Base Metal	2	4/2018	USD	159,066	5,769
LME Nickel Base Metal	3	4/2018	USD	238,705	(7,076)
LME Nickel Base Metal	4	4/2018	USD	318,072	14,910
LME Nickel Base Metal	4	4/2018	USD	318,123	9,169
LME Nickel Base Metal	4	4/2018	USD	318,081	17,207
LME Nickel Base Metal	5	4/2018	USD	392,430	17,846
LME Nickel Base Metal	5	4/2018	USD	397,939	(11,022)
LME Nickel Base Metal	8	4/2018	USD	636,230	30,873
LME Zinc Base Metal	1	4/2018	USD	82,125	(2,707)
LME Zinc Base Metal	1	4/2018	USD	81,981	(3,947)
LME Zinc Base Metal	1	4/2018	USD	82,112	(1,750)
LME Zinc Base Metal	1	4/2018	USD	81,987	(3,431)
LME Zinc Base Metal	1	4/2018	USD	82,150	(2,320)
LME Zinc Base Metal	1	4/2018	USD	82,100	(1,419)
LME Zinc Base Metal	2	4/2018	USD	164,025	(7,080)
LME Zinc Base Metal	2	4/2018	USD	164,325	(4,006)
LME Zinc Base Metal	2	4/2018	USD	164,050	(5,212)
LME Zinc Base Metal	2	4/2018	USD	164,100	(5,370)
LME Zinc Base Metal	2	4/2018	USD	165,050	(1,476)
LME Zinc Base Metal	3	4/2018	USD	245,981	(9,884)
LME Zinc Base Metal	3	4/2018	USD	245,887	(18,655)
MSCI Singapore Index	26	4/2018	SGD	781,695	13,806
MSCI Taiwan Index	3	4/2018	USD	122,310	944
NY Harbor ULSD	266	4/2018	USD	22,578,612	1,322,795
RBOB Gasoline	179	4/2018	USD	15,190,871	566,256

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
WTI Crude Oil	880	4/2018	USD	$57,147,200	$2,823,819
Cocoa	15	5/2018	USD	383,400	6,555
Cocoa	78	5/2018	GBP	1,918,378	(36,779)
Copper	70	5/2018	USD	5,294,625	(332,916)
Corn	114	5/2018	USD	2,210,175	(7,357)
Cotton No. 2	17	5/2018	USD	692,410	(20,855)
KC HRW Wheat	17	5/2018	USD	397,163	(53,602)
LME Aluminum Base Metal	1	5/2018	USD	49,912	(4,604)
LME Aluminum Base Metal	1	5/2018	USD	49,925	(4,528)
LME Aluminum Base Metal	2	5/2018	USD	99,655	(10,596)
LME Aluminum Base Metal	3	5/2018	USD	149,680	(10,399)
LME Aluminum Base Metal	4	5/2018	USD	199,675	(18,454)
LME Aluminum Base Metal	5	5/2018	USD	249,499	(21,375)
LME Aluminum Base Metal	6	5/2018	USD	299,163	(21,910)
LME Aluminum Base Metal	6	5/2018	USD	298,848	(32,032)
LME Aluminum Base Metal	6	5/2018	USD	299,122	(27,957)
LME Aluminum Base Metal	7	5/2018	USD	349,563	(28,283)
LME Aluminum Base Metal	8	5/2018	USD	399,700	(31,124)
LME Copper Base Metal	1	5/2018	USD	167,600	(11,478)
LME Copper Base Metal	1	5/2018	USD	167,566	(10,222)
LME Copper Base Metal	1	5/2018	USD	167,381	(10,047)
LME Copper Base Metal	1	5/2018	USD	167,398	(11,555)
LME Copper Base Metal	1	5/2018	USD	167,668	(10,472)
LME Copper Base Metal	1	5/2018	USD	167,549	(10,136)
LME Copper Base Metal	3	5/2018	USD	502,497	(22,810)
LME Copper Base Metal	3	5/2018	USD	502,800	(25,064)
LME Copper Base Metal	3	5/2018	USD	502,631	(38,846)
LME Copper Base Metal	3	5/2018	USD	502,716	(34,567)
LME Copper Base Metal	4	5/2018	USD	670,198	(13,814)
LME Nickel Base Metal	1	5/2018	USD	79,592	(1,771)
LME Nickel Base Metal	1	5/2018	USD	79,596	(3,507)
LME Nickel Base Metal	1	5/2018	USD	79,650	(4,544)
LME Nickel Base Metal	2	5/2018	USD	159,207	(4,355)
LME Nickel Base Metal	2	5/2018	USD	159,330	(5,676)
LME Nickel Base Metal	3	5/2018	USD	238,868	5,926
LME Nickel Base Metal	4	5/2018	USD	318,694	(16,826)
LME Nickel Base Metal	6	5/2018	USD	478,141	(24,992)
LME Nickel Base Metal	6	5/2018	USD	477,714	(1,023)
LME Nickel Base Metal	8	5/2018	USD	637,044	9,744
LME Nickel Base Metal	14	5/2018	USD	1,114,991	(17,586)
LME Zinc Base Metal	1	5/2018	USD	81,950	(7,552)
LME Zinc Base Metal	1	5/2018	USD	81,950	(5,678)
LME Zinc Base Metal	1	5/2018	USD	81,950	(6,465)
LME Zinc Base Metal	2	5/2018	USD	163,900	(11,406)
LME Zinc Base Metal	2	5/2018	USD	163,900	(12,331)
LME Zinc Base Metal	3	5/2018	USD	245,850	(7,821)
LME Zinc Base Metal	4	5/2018	USD	327,800	(25,312)
LME Zinc Base Metal	5	5/2018	USD	409,750	(22,180)
LME Zinc Base Metal	7	5/2018	USD	573,650	(40,683)
LME Zinc Base Metal	8	5/2018	USD	655,600	(22,655)
LME Zinc Base Metal	14	5/2018	USD	1,147,300	(68,293)
Low Sulphur Gasoil	669	5/2018	USD	41,344,200	2,671,175
Soybean	1	5/2018	USD	52,238	(1,530)
100 oz Gold	806	6/2018	USD	106,980,380	277,521
3 Month Euroswiss	23	6/2018	CHF	6,058,551	(30)
Australia 10 Year Bond	419	6/2018	AUD	41,712,396	145,453
Australia 3 Year Bond	496	6/2018	AUD	42,351,980	1,273

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Euro-BTP	617	6/2018	EUR	$105,367,654	$1,305,814
Euro-Bund	35	6/2018	EUR	6,865,973	5,781
Euro-Buxl	22	6/2018	EUR	4,476,820	(6,281)
Euro-OAT	293	6/2018	EUR	55,733,073	369,603
Euro-Schatz	2,714	6/2018	EUR	373,933,938	122,237
FTSE/JSE Top 40 Index	16	6/2018	ZAR	667,435	(35,934)
FTSE/MIB Index	3	6/2018	EUR	405,181	(5,710)
Japan 10 Year Bond	199	6/2018	JPY	281,971,994	(18,281)
KOSPI 200 Index	42	6/2018	KRW	3,109,907	(55,806)
LME Aluminum Base Metal	1	6/2018	USD	50,013	(3,703)
LME Aluminum Base Metal	1	6/2018	USD	50,006	(3,527)
LME Aluminum Base Metal	2	6/2018	USD	100,100	(5,756)
LME Aluminum Base Metal	3	6/2018	USD	150,188	(8,521)
LME Aluminum Base Metal	4	6/2018	USD	200,075	(13,237)
LME Aluminum Base Metal	5	6/2018	USD	250,281	(12,481)
LME Aluminum Base Metal	5	6/2018	USD	250,406	(9,450)
LME Aluminum Base Metal	6	6/2018	USD	300,150	(15,530)
LME Aluminum Base Metal	6	6/2018	USD	300,432	(11,586)
LME Aluminum Base Metal	10	6/2018	USD	500,688	(21,217)
LME Aluminum Base Metal	11	6/2018	USD	551,001	(12,149)
LME Aluminum Base Metal	12	6/2018	USD	601,263	(7,847)
LME Aluminum Base Metal	12	6/2018	USD	601,350	(1,235)
LME Aluminum Base Metal	14	6/2018	USD	700,875	(25,701)
LME Aluminum Base Metal	122	6/2018	USD	6,109,912	(465,003)
LME Copper Base Metal	1	6/2018	USD	167,719	(5,359)
LME Copper Base Metal	1	6/2018	USD	167,838	(3,296)
LME Copper Base Metal	1	6/2018	USD	167,906	(7,647)
LME Copper Base Metal	2	6/2018	USD	335,609	(12,597)
LME Copper Base Metal	2	6/2018	USD	335,788	(4,568)
LME Copper Base Metal	2	6/2018	USD	335,575	(9,131)
LME Copper Base Metal	3	6/2018	USD	503,719	(17,990)
LME Copper Base Metal	4	6/2018	USD	671,125	(885)
LME Copper Base Metal	5	6/2018	USD	839,250	91
LME Copper Base Metal	6	6/2018	USD	1,007,049	9,756
LME Copper Base Metal	6	6/2018	USD	1,006,946	23,534
LME Copper Base Metal	7	6/2018	USD	1,174,528	(5,491)
LME Copper Base Metal	82	6/2018	USD	13,762,163	(616,052)
LME Nickel Base Metal	1	6/2018	USD	79,779	(1,554)
LME Nickel Base Metal	1	6/2018	USD	79,703	(880)
LME Nickel Base Metal	1	6/2018	USD	79,773	(810)
LME Nickel Base Metal	1	6/2018	USD	79,776	(655)
LME Nickel Base Metal	1	6/2018	USD	79,732	349
LME Nickel Base Metal	1	6/2018	USD	79,747	(2,750)
LME Nickel Base Metal	1	6/2018	USD	79,755	(3,078)
LME Nickel Base Metal	1	6/2018	USD	79,751	(3,142)
LME Nickel Base Metal	2	6/2018	USD	159,439	(1,187)
LME Nickel Base Metal	2	6/2018	USD	159,517	(5,609)
LME Nickel Base Metal	2	6/2018	USD	159,448	(2,486)
LME Nickel Base Metal	3	6/2018	USD	239,184	(3,015)
LME Nickel Base Metal	91	6/2018	USD	7,259,616	(258,178)
LME Zinc Base Metal	1	6/2018	USD	81,850	(809)
LME Zinc Base Metal	1	6/2018	USD	81,855	(267)
LME Zinc Base Metal	2	6/2018	USD	163,857	1,101
LME Zinc Base Metal	2	6/2018	USD	163,875	2,520
LME Zinc Base Metal	2	6/2018	USD	163,900	(5,406)
LME Zinc Base Metal	3	6/2018	USD	245,700	2,830
LME Zinc Base Metal	3	6/2018	USD	245,595	794

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal	4	6/2018	USD	$327,763	$(249)
LME Zinc Base Metal	4	6/2018	USD	327,775	1,713
LME Zinc Base Metal	5	6/2018	USD	409,375	7,259
LME Zinc Base Metal	6	6/2018	USD	491,700	(5,568)
LME Zinc Base Metal	6	6/2018	USD	491,700	(468)
LME Zinc Base Metal	6	6/2018	USD	491,700	(18)
LME Zinc Base Metal	7	6/2018	USD	573,542	6,072
LME Zinc Base Metal	8	6/2018	USD	655,600	10,376
LME Zinc Base Metal	109	6/2018	USD	8,929,825	(569,768)
MSCI EAFE E-Mini Index	14	6/2018	USD	1,400,420	(21,782)
MSCI Emerging Markets E-Mini Index	237	6/2018	USD	14,075,430	(421,963)
NASDAQ 100 E-Mini Index	219	6/2018	USD	28,881,720	(2,004,286)
Palladium	10	6/2018	USD	943,800	(85,309)
Russell 2000 E-Mini Index	158	6/2018	USD	12,096,480	(525,491)
S&P 500 E-Mini Index	37	6/2018	USD	4,889,550	(239,533)
S&P Midcap 400 E-Mini Index	35	6/2018	USD	6,590,850	(217,325)
Platinum	11	7/2018	USD	512,930	(12,169)
3 Month Euro Euribor	170	12/2018	EUR	52,451,007	189
3 Month Euroswiss	6	12/2018	CHF	1,579,550	222
3 Month Euro Euribor	450	3/2019	EUR	138,792,452	42,112
3 Month Euroswiss	38	3/2019	CHF	9,998,849	4,370
3 Month Euro Euribor	566	6/2019	EUR	174,430,775	65,850
3 Month Euro Euribor	484	9/2019	EUR	149,011,001	42,353
3 Month Euro Euribor	255	12/2019	EUR	78,425,499	10,922
3 Month Euro Euribor	46	3/2020	EUR	14,133,902	(37)

					5,461,901

Short Contracts
Amsterdam Exchange Index	(52)	4/2018	EUR	(6,756,647)	(84,689)
CAC 40 10 Euro Index	(272)	4/2018	EUR	(17,251,204)	(215,066)
IBEX 35 Index	(162)	4/2018	EUR	(19,078,750)	23,940
LME Aluminum Base Metal	(1)	4/2018	USD	(49,769)	6,183
LME Aluminum Base Metal	(1)	4/2018	USD	(49,721)	5,126
LME Aluminum Base Metal	(1)	4/2018	USD	(49,731)	4,631
LME Aluminum Base Metal	(2)	4/2018	USD	(99,537)	13,458
LME Aluminum Base Metal	(3)	4/2018	USD	(149,306)	19,242
LME Aluminum Base Metal	(4)	4/2018	USD	(199,101)	25,141
LME Aluminum Base Metal	(7)	4/2018	USD	(347,755)	41,848
LME Aluminum Base Metal	(7)	4/2018	USD	(347,681)	45,208
LME Aluminum Base Metal	(10)	4/2018	USD	(501,937)	61,283
LME Aluminum Base Metal	(16)	4/2018	USD	(796,824)	94,895
LME Copper Base Metal	(1)	4/2018	USD	(167,173)	11,111
LME Copper Base Metal	(1)	4/2018	USD	(167,256)	9,825
LME Copper Base Metal	(2)	4/2018	USD	(334,525)	18,593
LME Copper Base Metal	(3)	4/2018	USD	(501,881)	34,723
LME Copper Base Metal	(3)	4/2018	USD	(501,619)	29,882
LME Copper Base Metal	(4)	4/2018	USD	(669,233)	40,723
LME Copper Base Metal	(6)	4/2018	USD	(1,003,676)	51,510
LME Copper Base Metal	(6)	4/2018	USD	(995,025)	80,021
LME Copper Base Metal	(6)	4/2018	USD	(1,003,587)	49,044
LME Copper Base Metal	(6)	4/2018	USD	(1,001,888)	84,462
LME Copper Base Metal	(9)	4/2018	USD	(1,506,301)	90,602
LME Nickel Base Metal	(1)	4/2018	USD	(79,546)	(4,381)
LME Nickel Base Metal	(1)	4/2018	USD	(79,535)	(3,278)
LME Nickel Base Metal	(1)	4/2018	USD	(79,562)	(2,765)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(2)	4/2018	USD	$(159,066)	$(5,411)
LME Nickel Base Metal	(2)	4/2018	USD	(159,145)	5,347
LME Nickel Base Metal	(3)	4/2018	USD	(238,705)	7,422
LME Nickel Base Metal	(4)	4/2018	USD	(318,123)	(6,358)
LME Nickel Base Metal	(4)	4/2018	USD	(318,072)	(14,141)
LME Nickel Base Metal	(4)	4/2018	USD	(318,081)	(16,524)
LME Nickel Base Metal	(5)	4/2018	USD	(392,430)	(15,979)
LME Nickel Base Metal	(5)	4/2018	USD	(397,939)	11,987
LME Nickel Base Metal	(8)	4/2018	USD	(636,230)	(33,797)
LME Zinc Base Metal	(1)	4/2018	USD	(82,112)	2,153
LME Zinc Base Metal	(1)	4/2018	USD	(81,987)	3,010
LME Zinc Base Metal	(1)	4/2018	USD	(81,981)	4,320
LME Zinc Base Metal	(1)	4/2018	USD	(82,100)	1,538
LME Zinc Base Metal	(1)	4/2018	USD	(82,125)	2,873
LME Zinc Base Metal	(1)	4/2018	USD	(82,150)	2,478
LME Zinc Base Metal	(2)	4/2018	USD	(164,100)	6,044
LME Zinc Base Metal	(2)	4/2018	USD	(164,025)	7,219
LME Zinc Base Metal	(2)	4/2018	USD	(165,050)	1,430
LME Zinc Base Metal	(2)	4/2018	USD	(164,325)	4,167
LME Zinc Base Metal	(2)	4/2018	USD	(164,050)	5,445
LME Zinc Base Metal	(3)	4/2018	USD	(245,981)	9,847
LME Zinc Base Metal	(3)	4/2018	USD	(245,888)	19,034
Natural Gas	(568)	4/2018	USD	(15,523,440)	437,322
OMXS30 Index	(11)	4/2018	SEK	(200,771)	(3,575)
SGX FTSE China A50 Index	(1)	4/2018	USD	(12,665)	(155)
Sugar No. 11	(1,252)	4/2018	USD	(17,317,664)	1,679,453
Coffee ‘C’	(179)	5/2018	USD	(7,930,819)	327,098
LME Aluminum Base Metal	(1)	5/2018	USD	(49,913)	4,485
LME Aluminum Base Metal	(1)	5/2018	USD	(49,925)	4,162
LME Aluminum Base Metal	(2)	5/2018	USD	(99,655)	10,464
LME Aluminum Base Metal	(3)	5/2018	USD	(149,680)	10,474
LME Aluminum Base Metal	(4)	5/2018	USD	(199,675)	18,563
LME Aluminum Base Metal	(5)	5/2018	USD	(249,499)	20,936
LME Aluminum Base Metal	(6)	5/2018	USD	(299,122)	27,896
LME Aluminum Base Metal	(6)	5/2018	USD	(299,163)	21,309
LME Aluminum Base Metal	(6)	5/2018	USD	(298,848)	33,667
LME Aluminum Base Metal	(7)	5/2018	USD	(349,563)	27,495
LME Aluminum Base Metal	(8)	5/2018	USD	(399,700)	29,570
LME Copper Base Metal	(1)	5/2018	USD	(167,600)	10,658
LME Copper Base Metal	(1)	5/2018	USD	(167,381)	9,823
LME Copper Base Metal	(1)	5/2018	USD	(167,398)	11,514
LME Copper Base Metal	(1)	5/2018	USD	(167,549)	11,298
LME Copper Base Metal	(1)	5/2018	USD	(167,668)	8,800
LME Copper Base Metal	(1)	5/2018	USD	(167,566)	11,056
LME Copper Base Metal	(3)	5/2018	USD	(502,800)	21,066
LME Copper Base Metal	(3)	5/2018	USD	(502,716)	33,660
LME Copper Base Metal	(3)	5/2018	USD	(502,631)	39,250
LME Copper Base Metal	(3)	5/2018	USD	(502,497)	24,074
LME Copper Base Metal	(4)	5/2018	USD	(670,198)	13,132
LME Nickel Base Metal	(1)	5/2018	USD	(79,592)	1,928
LME Nickel Base Metal	(1)	5/2018	USD	(79,596)	3,543
LME Nickel Base Metal	(1)	5/2018	USD	(79,650)	4,160
LME Nickel Base Metal	(2)	5/2018	USD	(159,330)	6,077
LME Nickel Base Metal	(2)	5/2018	USD	(159,207)	1,785
LME Nickel Base Metal	(3)	5/2018	USD	(238,868)	(6,398)
LME Nickel Base Metal	(4)	5/2018	USD	(318,694)	15,126
LME Nickel Base Metal	(6)	5/2018	USD	(477,714)	97

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(6)	5/2018	USD	$(478,141)	$21,373
LME Nickel Base Metal	(8)	5/2018	USD	(637,044)	(11,038)
LME Nickel Base Metal	(14)	5/2018	USD	(1,114,991)	12,152
LME Zinc Base Metal	(1)	5/2018	USD	(81,950)	5,461
LME Zinc Base Metal	(1)	5/2018	USD	(81,950)	7,510
LME Zinc Base Metal	(1)	5/2018	USD	(81,950)	6,287
LME Zinc Base Metal	(2)	5/2018	USD	(163,900)	11,097
LME Zinc Base Metal	(2)	5/2018	USD	(163,900)	11,642
LME Zinc Base Metal	(3)	5/2018	USD	(245,850)	7,416
LME Zinc Base Metal	(4)	5/2018	USD	(327,800)	25,358
LME Zinc Base Metal	(5)	5/2018	USD	(409,750)	22,860
LME Zinc Base Metal	(7)	5/2018	USD	(573,650)	37,351
LME Zinc Base Metal	(8)	5/2018	USD	(655,600)	22,966
LME Zinc Base Metal	(14)	5/2018	USD	(1,147,300)	59,809
Silver	(87)	5/2018	USD	(7,076,580)	107,700
Soybean Oil	(45)	5/2018	USD	(860,490)	1,027
Wheat	(44)	5/2018	USD	(992,200)	(552)
Canada 10 Year Bond	(538)	6/2018	CAD	(55,652,004)	(887,626)
DAX Index	(74)	6/2018	EUR	(27,588,012)	(127,864)
DJIA CBOT E-Mini Index	(9)	6/2018	USD	(1,086,615)	(3,669)
EURO STOXX 50 Index	(793)	6/2018	EUR	(32,014,254)	(186,254)
Euro-Bobl	(54)	6/2018	EUR	(8,720,814)	(53,066)
FTSE 100 Index	(394)	6/2018	GBP	(38,658,809)	(242,030)
Lean Hogs	(136)	6/2018	USD	(4,164,320)	40,527
Live Cattle	(109)	6/2018	USD	(4,472,270)	189,457
LME Aluminum Base Metal	(1)	6/2018	USD	(50,013)	3,697
LME Aluminum Base Metal	(1)	6/2018	USD	(50,006)	3,491
LME Aluminum Base Metal	(2)	6/2018	USD	(100,100)	5,352
LME Aluminum Base Metal	(3)	6/2018	USD	(150,188)	8,026
LME Aluminum Base Metal	(4)	6/2018	USD	(200,075)	12,897
LME Aluminum Base Metal	(5)	6/2018	USD	(250,406)	10,225
LME Aluminum Base Metal	(5)	6/2018	USD	(250,281)	11,936
LME Aluminum Base Metal	(6)	6/2018	USD	(300,150)	15,345
LME Aluminum Base Metal	(6)	6/2018	USD	(300,432)	11,160
LME Aluminum Base Metal	(10)	6/2018	USD	(500,688)	20,803
LME Aluminum Base Metal	(11)	6/2018	USD	(551,001)	13,268
LME Aluminum Base Metal	(12)	6/2018	USD	(601,263)	7,858
LME Aluminum Base Metal	(12)	6/2018	USD	(601,350)	3,213
LME Aluminum Base Metal	(14)	6/2018	USD	(700,875)	24,592
LME Aluminum Base Metal	(112)	6/2018	USD	(5,609,100)	219,511
LME Copper Base Metal	(1)	6/2018	USD	(167,838)	4,051
LME Copper Base Metal	(1)	6/2018	USD	(167,906)	7,612
LME Copper Base Metal	(1)	6/2018	USD	(167,719)	5,155
LME Copper Base Metal	(2)	6/2018	USD	(335,788)	4,880
LME Copper Base Metal	(2)	6/2018	USD	(335,609)	14,262
LME Copper Base Metal	(2)	6/2018	USD	(335,575)	8,880
LME Copper Base Metal	(3)	6/2018	USD	(503,719)	15,006
LME Copper Base Metal	(4)	6/2018	USD	(671,125)	3,559
LME Copper Base Metal	(5)	6/2018	USD	(839,250)	2,523
LME Copper Base Metal	(6)	6/2018	USD	(1,007,049)	(10,177)
LME Copper Base Metal	(6)	6/2018	USD	(1,006,946)	(18,888)
LME Copper Base Metal	(7)	6/2018	USD	(1,174,528)	(518)
LME Copper Base Metal	(44)	6/2018	USD	(7,384,575)	59,822
LME Nickel Base Metal	(1)	6/2018	USD	(79,776)	676
LME Nickel Base Metal	(1)	6/2018	USD	(79,747)	2,816
LME Nickel Base Metal	(1)	6/2018	USD	(79,751)	3,138
LME Nickel Base Metal	(1)	6/2018	USD	(79,703)	872

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(1)	6/2018	USD	$(79,773)	$825
LME Nickel Base Metal	(1)	6/2018	USD	(79,732)	(344)
LME Nickel Base Metal	(1)	6/2018	USD	(79,779)	324
LME Nickel Base Metal	(1)	6/2018	USD	(79,755)	3,606
LME Nickel Base Metal	(2)	6/2018	USD	(159,517)	4,320
LME Nickel Base Metal	(2)	6/2018	USD	(159,448)	3,511
LME Nickel Base Metal	(2)	6/2018	USD	(159,439)	768
LME Nickel Base Metal	(3)	6/2018	USD	(239,184)	3,172
LME Nickel Base Metal	(30)	6/2018	USD	(2,393,280)	73,290
LME Zinc Base Metal	(1)	6/2018	USD	(81,855)	—
LME Zinc Base Metal	(1)	6/2018	USD	(81,850)	804
LME Zinc Base Metal	(2)	6/2018	USD	(163,900)	5,463
LME Zinc Base Metal	(2)	6/2018	USD	(163,875)	(654)
LME Zinc Base Metal	(2)	6/2018	USD	(163,857)	(1,036)
LME Zinc Base Metal	(3)	6/2018	USD	(245,595)	(1,986)
LME Zinc Base Metal	(3)	6/2018	USD	(245,700)	(3,370)
LME Zinc Base Metal	(4)	6/2018	USD	(327,775)	(2,491)
LME Zinc Base Metal	(4)	6/2018	USD	(327,763)	(609)
LME Zinc Base Metal	(5)	6/2018	USD	(409,375)	(7,404)
LME Zinc Base Metal	(6)	6/2018	USD	(491,700)	2,805
LME Zinc Base Metal	(6)	6/2018	USD	(491,700)	5,721
LME Zinc Base Metal	(6)	6/2018	USD	(491,700)	1,427
LME Zinc Base Metal	(7)	6/2018	USD	(573,542)	(7,183)
LME Zinc Base Metal	(8)	6/2018	USD	(655,600)	(9,540)
LME Zinc Base Metal	(76)	6/2018	USD	(6,226,300)	58,779
Long Gilt	(494)	6/2018	GBP	(85,124,331)	(1,213,215)
Nikkei 225 Index	(48)	6/2018	JPY	(9,680,748)	(383,736)
S&P/TSX 60 Index	(257)	6/2018	CAD	(36,145,768)	(187,100)
SPI 200 Index	(179)	6/2018	AUD	(19,714,768)	151,506
TOPIX Index	(60)	6/2018	JPY	(9,679,056)	(321,284)
U.S. Treasury 10 Year Note	(1,484)	6/2018	USD	(179,772,687)	(1,851,110)
U.S. Treasury 2 Year Note	(4,053)	6/2018	USD	(861,705,797)	(412,388)
U.S. Treasury 5 Year Note	(2,497)	6/2018	USD	(285,808,961)	(1,181,589)
U.S. Treasury Long Bond	(436)	6/2018	USD	(63,928,500)	(1,862,649)
U.S. Treasury Ultra Bond	(191)	6/2018	USD	(30,649,531)	(1,149,785)
3 Month Canadian Bankers Acceptance	(247)	9/2018	CAD	(46,958,949)	(6,560)
3 Month Euro Euribor	(81)	9/2018	EUR	(24,995,100)	(3,336)
3 Month Eurodollar	(1,277)	9/2018	USD	(311,667,812)	1,415,244
3 Month Euroswiss	(18)	9/2018	CHF	(4,740,533)	(305)
3 Month Sterling	(1,089)	9/2018	GBP	(189,092,638)	187,334
ASX 90 Day Bank Accepted Bill	(149)	9/2018	AUD	(113,903,010)	(318)
3 Month Canadian Bankers Acceptance	(170)	12/2018	CAD	(32,273,742)	103
3 Month Eurodollar	(1,141)	12/2018	USD	(278,133,012)	1,250,504
3 Month Sterling	(1,084)	12/2018	GBP	(188,053,349)	203,955
ASX 90 Day Bank Accepted Bill	(22)	12/2018	AUD	(16,815,831)	(1,285)
3 Month Eurodollar	(1,008)	3/2019	USD	(245,473,200)	1,098,667
3 Month Sterling	(993)	3/2019	GBP	(172,144,679)	190,494
3 Month Eurodollar	(891)	6/2019	USD	(216,791,437)	998,309
3 Month Sterling	(944)	6/2019	GBP	(163,534,240)	169,028
3 Month Eurodollar	(799)	9/2019	USD	(194,306,812)	930,480
3 Month Sterling	(880)	9/2019	GBP	(152,354,575)	157,157
3 Month Eurodollar	(730)	12/2019	USD	(177,417,375)	753,144
3 Month Sterling	(804)	12/2019	GBP	(139,112,079)	143,219

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
3 Month Eurodollar	(676)	3/2020	USD	$(164,276,450)	$(104,176)
3 Month Sterling	(742)	3/2020	GBP	(128,332,479)	4,250

					2,060,882

					$7,522,783

Forward foreign currency contracts outstanding as of March 31, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BRL	417,600	USD	125,576	CITI**	6/20/2018	$61
BRL	626,400	USD	188,364	JPMC**	6/20/2018	91
CAD	1,964,400	USD	1,521,620	CITI	6/20/2018	5,397
CAD	2,946,600	USD	2,280,765	JPMC	6/20/2018	9,761
CLP	8,051,200	USD	13,238	CITI**	6/20/2018	91
CLP	12,076,800	USD	19,858	JPMC**	6/20/2018	136
COP	11,645,199,536	USD	4,048,989	CITI**	6/20/2018	107,590
COP	17,467,799,304	USD	6,073,492	JPMC**	6/20/2018	161,377
EUR	23,758,800	USD	29,269,001	CITI	6/20/2018	137,432
EUR	35,638,200	USD	43,903,557	JPMC	6/20/2018	206,092
GBP	31,224,400	USD	43,610,469	CITI	6/20/2018	342,994
GBP	46,836,598	USD	65,416,082	JPMC	6/20/2018	514,109
IDR	40,072,302,188	USD	2,889,026	CITI**	6/20/2018	12,729
IDR	60,108,453,286	USD	4,333,544	JPMC**	6/20/2018	19,089
INR	257,293,599	USD	3,901,346	CITI**	6/20/2018	17,419
INR	385,940,393	USD	5,852,026	JPMC**	6/20/2018	26,120
JPY	2,955,709,154	USD	27,776,616	CITI	6/20/2018	147,644
JPY	4,433,563,738	USD	41,664,976	JPMC	6/20/2018	221,414
KRW	36,670,389,793	USD	34,146,364	CITI**	6/20/2018	444,411
KRW	55,005,584,688	USD	51,219,610	JPMC**	6/20/2018	666,553
MXN	427,085,200	USD	22,462,630	CITI	6/20/2018	741,886
MXN	640,627,792	USD	33,692,792	JPMC	6/20/2018	1,113,983
NOK	35,514,227	USD	4,526,102	CITI	6/20/2018	15,863
NOK	53,271,343	USD	6,788,994	JPMC	6/20/2018	23,955
NZD	13,311,400	USD	9,609,140	CITI	6/20/2018	8,532
NZD	19,967,100	USD	14,413,727	JPMC	6/20/2018	12,780
PHP	35,033,100	USD	664,830	CITI**	6/20/2018	858
PHP	52,549,650	USD	997,247	JPMC**	6/20/2018	1,285
PLN	2,377,343	USD	694,148	CITI	6/20/2018	1,388
PLN	3,566,014	USD	1,041,223	JPMC	6/20/2018	2,080
SGD	14,549,200	USD	11,070,382	CITI	6/20/2018	46,520
SGD	21,823,800	USD	16,605,594	JPMC	6/20/2018	69,760
TWD	208,693,600	USD	7,205,998	CITI**	6/20/2018	21,626
TWD	313,040,400	USD	10,809,010	JPMC**	6/20/2018	32,426
USD	83,341,272	AUD	107,336,398	CITI	6/20/2018	885,240
USD	125,011,756	AUD	161,004,602	JPMC	6/20/2018	1,327,703
USD	3,847,174	BRL	12,700,800	CITI**	6/20/2018	26,089
USD	5,770,753	BRL	19,051,200	JPMC**	6/20/2018	39,126
USD	25,703,450	CAD	32,714,800	CITI	6/20/2018	272,760
USD	38,555,127	CAD	49,072,200	JPMC	6/20/2018	409,093
USD	33,515	CHF	31,200	CITI	6/20/2018	659
USD	50,273	CHF	46,800	JPMC	6/20/2018	989

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	347,115	CLP	209,035,603	CITI**	6/20/2018	$1,051
USD	520,672	CLP	313,553,405	JPMC**	6/20/2018	1,576
USD	41,918,362	EUR	33,699,600	CITI	6/20/2018	208,132
USD	62,878,564	EUR	50,549,400	JPMC	6/20/2018	313,219
USD	546,500	GBP	387,200	CITI	6/20/2018	1,452
USD	819,749	GBP	580,800	JPMC	6/20/2018	2,177
USD	2,503,029	HKD	19,545,200	CITI	6/20/2018	6,126
USD	3,754,538	HKD	29,317,800	JPMC	6/20/2018	9,184
USD	1,120,402	HUF	281,235,762	CITI	6/20/2018	6,764
USD	1,680,600	HUF	421,853,643	JPMC	6/20/2018	10,143
USD	858,789	IDR	11,822,310,912	CITI**	6/20/2018	2,699
USD	1,288,182	IDR	17,733,466,368	JPMC**	6/20/2018	4,048
USD	1,504,360	ILS	5,219,200	CITI	6/20/2018	9,225
USD	2,256,538	ILS	7,828,800	JPMC	6/20/2018	13,834
USD	228,039	INR	14,948,000	CITI**	6/20/2018	370
USD	342,058	INR	22,422,000	JPMC**	6/20/2018	555
USD	4,525,814	JPY	476,820,803	CITI	6/20/2018	21,017
USD	6,788,712	JPY	715,231,205	JPMC	6/20/2018	31,518
USD	5,136,241	NZD	7,086,000	CITI	6/20/2018	16,507
USD	7,705,520	NZD	10,629,000	JPMC	6/20/2018	25,919
USD	4,142,222	PHP	217,135,600	CITI**	6/20/2018	16,278
USD	6,213,325	PHP	325,703,400	JPMC**	6/20/2018	24,411
USD	15,539	PLN	52,800	CITI	6/20/2018	91
USD	23,308	PLN	79,200	JPMC	6/20/2018	137
USD	30,733,838	SEK	250,327,602	CITI	6/20/2018	575,546
USD	46,099,707	SEK	375,491,398	JPMC	6/20/2018	862,270
USD	20,510	SGD	26,800	CITI	6/20/2018	32
USD	30,764	SGD	40,200	JPMC	6/20/2018	47
USD	11,404,295	TRY	45,687,200	CITI	6/20/2018	91,545
USD	17,106,268	TRY	68,530,800	JPMC	6/20/2018	137,142
USD	729,828	TWD	21,064,400	CITI**	6/20/2018	311
USD	1,094,740	TWD	31,596,600	JPMC**	6/20/2018	465
USD	238,744	ZAR	2,826,800	CITI	6/20/2018	2,511
USD	358,116	ZAR	4,240,200	JPMC	6/20/2018	3,767
ZAR	105,307,800	USD	8,729,965	CITI	6/20/2018	70,493
ZAR	157,961,699	USD	13,094,963	JPMC	6/20/2018	105,723

Total unrealized appreciation						10,671,396

AUD	13,550,800	USD	10,668,005	CITI	6/20/2018	(258,254)
AUD	20,326,200	USD	16,002,028	JPMC	6/20/2018	(387,401)
BRL	26,399,202	USD	8,050,295	CITI**	6/20/2018	(107,994)
BRL	39,598,798	USD	12,075,457	JPMC**	6/20/2018	(162,006)
CAD	7,468,800	USD	5,826,081	CITI	6/20/2018	(20,246)
CAD	11,203,200	USD	8,739,132	JPMC	6/20/2018	(30,379)
CHF	55,200	USD	59,225	CITI	6/20/2018	(1,094)
CHF	82,800	USD	88,837	JPMC	6/20/2018	(1,641)
CLP	3,110,988,464	USD	5,219,535	CITI**	6/20/2018	(69,210)
CLP	4,666,482,696	USD	7,829,312	JPMC**	6/20/2018	(103,824)
COP	18,338,000	USD	6,590	CITI**	6/20/2018	(45)
COP	27,507,000	USD	9,885	JPMC**	6/20/2018	(67)
EUR	139,056,000	USD	172,958,451	CITI	6/20/2018	(847,869)
EUR	208,583,997	USD	259,437,997	JPMC	6/20/2018	(1,272,126)
GBP	21,995,200	USD	31,151,383	CITI	6/20/2018	(189,532)
GBP	32,992,800	USD	46,727,132	JPMC	6/20/2018	(284,356)
HKD	15,790,000	USD	2,021,460	CITI	6/20/2018	(4,285)
HKD	23,685,000	USD	3,032,141	JPMC	6/20/2018	(6,379)
HUF	742,099,209	USD	2,959,052	CITI	6/20/2018	(20,486)
HUF	1,113,148,815	USD	4,438,583	JPMC	6/20/2018	(30,734)
IDR	10,583,392,558	USD	770,610	CITI**	6/20/2018	(4,234)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
IDR	15,875,088,840	USD	1,155,916	JPMC**	6/20/2018	$(6,353)
ILS	19,390,400	USD	5,621,961	CITI	6/20/2018	(67,225)
ILS	29,085,600	USD	8,432,952	JPMC	6/20/2018	(100,849)
INR	3,085,600	USD	47,146	CITI**	6/20/2018	(151)
INR	4,628,400	USD	70,720	JPMC**	6/20/2018	(226)
JPY	7,066,096,621	USD	67,251,649	CITI	6/20/2018	(494,227)
JPY	10,599,144,931	USD	100,877,413	JPMC	6/20/2018	(741,281)
NOK	161,536,571	USD	20,861,087	CITI	6/20/2018	(201,938)
NOK	242,304,859	USD	31,283,937	JPMC	6/20/2018	(295,215)
NZD	45,721,800	USD	33,444,737	CITI	6/20/2018	(410,099)
NZD	68,582,700	USD	50,166,945	JPMC	6/20/2018	(614,989)
PHP	125,740,100	USD	2,399,271	CITI**	6/20/2018	(9,997)
PHP	188,610,150	USD	3,598,911	JPMC**	6/20/2018	(14,999)
PLN	20,509,462	USD	6,051,891	CITI	6/20/2018	(51,473)
PLN	30,764,182	USD	9,077,844	JPMC	6/20/2018	(77,220)
SEK	20,981,600	USD	2,582,696	CITI	6/20/2018	(54,932)
SEK	31,472,400	USD	3,870,105	JPMC	6/20/2018	(78,458)
SGD	598,400	USD	458,552	CITI	6/20/2018	(1,319)
SGD	897,600	USD	687,828	JPMC	6/20/2018	(1,981)
TRY	71,011,998	USD	18,104,690	CITI	6/20/2018	(521,186)
TRY	106,518,002	USD	27,157,249	JPMC	6/20/2018	(781,992)
TWD	2,861,200	USD	99,326	CITI**	6/20/2018	(234)
TWD	4,291,800	USD	148,989	JPMC**	6/20/2018	(352)
USD	4,593,240	AUD	5,999,200	CITI	6/20/2018	(15,357)
USD	6,889,852	AUD	8,998,800	JPMC	6/20/2018	(23,044)
USD	1,979,256	BRL	6,622,800	CITI**	6/20/2018	(13,239)
USD	2,968,880	BRL	9,934,200	JPMC**	6/20/2018	(19,862)
USD	34,457,957	CAD	44,590,400	CITI	6/20/2018	(204,172)
USD	51,686,791	CAD	66,885,600	JPMC	6/20/2018	(306,405)
USD	609,364	CLP	369,811,994	CITI**	6/20/2018	(2,869)
USD	914,045	CLP	554,717,990	JPMC**	6/20/2018	(4,306)
USD	232,420	COP	668,899,609	CITI**	6/20/2018	(6,333)
USD	348,630	COP	1,003,349,415	JPMC**	6/20/2018	(9,501)
USD	7,232,982	EUR	5,860,800	CITI	6/20/2018	(20,972)
USD	10,849,459	EUR	8,791,200	JPMC	6/20/2018	(31,471)
USD	35,931,200	GBP	25,825,600	CITI	6/20/2018	(422,567)
USD	53,899,179	GBP	38,738,400	JPMC	6/20/2018	(631,470)
USD	2,002,329	HUF	507,871,867	CITI	6/20/2018	(8,743)
USD	3,003,490	HUF	761,807,800	JPMC	6/20/2018	(13,118)
USD	3,691,506	IDR	51,292,353,881	CITI**	6/20/2018	(22,727)
USD	5,537,251	IDR	76,938,530,823	JPMC**	6/20/2018	(34,098)
USD	560,134	ILS	1,964,000	CITI	6/20/2018	(2,490)
USD	840,200	ILS	2,946,000	JPMC	6/20/2018	(3,736)
USD	4,283,873	INR	282,132,000	CITI**	6/20/2018	(13,198)
USD	6,425,801	INR	423,198,000	JPMC**	6/20/2018	(19,805)
USD	11,175,905	JPY	1,183,749,606	CITI	6/20/2018	(7,648)
USD	16,763,837	JPY	1,775,624,410	JPMC	6/20/2018	(11,494)
USD	22,351,220	KRW	24,005,751,845	CITI**	6/20/2018	(293,142)
USD	33,526,788	KRW	36,008,627,771	JPMC**	6/20/2018	(439,755)
USD	3,149,515	MXN	60,339,200	CITI	6/20/2018	(128,852)
USD	4,724,266	MXN	90,508,800	JPMC	6/20/2018	(193,284)
USD	5,995,279	NZD	8,326,800	CITI	6/20/2018	(20,950)
USD	8,992,907	NZD	12,490,200	JPMC	6/20/2018	(31,436)
USD	1,727,547	PHP	90,995,600	CITI**	6/20/2018	(1,522)
USD	2,591,317	PHP	136,493,400	JPMC**	6/20/2018	(2,288)
USD	1,717,427	SEK	14,265,600	CITI	6/20/2018	(1,226)
USD	2,576,137	SEK	21,398,400	JPMC	6/20/2018	(1,842)
USD	2,853,488	SGD	3,759,600	CITI	6/20/2018	(19,186)
USD	4,280,226	SGD	5,639,400	JPMC	6/20/2018	(28,784)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	15,476,968	TRY	63,081,600	CITI	6/20/2018	$(142,866)
USD	23,215,423	TRY	94,622,400	JPMC	6/20/2018	(214,327)
USD	3,029,290	TWD	87,720,000	CITI**	6/20/2018	(8,692)
USD	4,543,929	TWD	131,580,000	JPMC**	6/20/2018	(13,043)
USD	35,031	ZAR	420,400	CITI	6/20/2018	(101)
USD	52,546	ZAR	630,600	JPMC	6/20/2018	(153)
ZAR	109,731,000	USD	9,265,369	CITI	6/20/2018	(95,270)
ZAR	164,596,501	USD	13,898,072	JPMC	6/20/2018	(142,923)

Total unrealized depreciation						(11,957,125)

Net unrealized depreciation						$(1,285,729)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$20,135,107	$20,135,107

CITI
Investment Companies	7,821,510	—	7,821,510

GSCO
Cash	—	6,619,223	6,619,223

GSIN
Investment Companies	9,187,887	—	9,187,887

JPMC
Cash	3,090,516	—	3,090,516
Investment Companies	25,193,734	—	25,193,734
JPMS
Cash	—	(568,799)	(568,799)

MLIN
Cash	880,000	—	880,000

MSCL
Cash	—	11,937,494	11,937,494

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$2,894,206	$—	$2,894,206

GSCO
Cash	—	(1,307,661)	(1,307,661)

GSIN
Cash	1,730,000	—	1,730,000

JPPC
Cash	—	2,850,542	2,850,542

MSCQ
Cash	800,000	—	800,000

MSCL
Cash	—	(7,100,912)	(7,100,912)
U.S. Treasury Bills	—	9,458,650	9,458,650
SOCG
Cash	1,790,000	—	1,790,000

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 115.3%

COMMON STOCKS - 2.4%

United States - 2.4%
2017 Mandatory Exchangeable Trust *(a)	25,225	3,105,198
Allergan plc (1)(a)	150,086	25,257,973
Blackhawk Network Holdings, Inc. (1)*(a)	197	8,806
Booking Holdings, Inc. (1)*(a)	1,720	3,578,271
DISH Network Corp., Class A (1)*(a)	5,108	193,542
Expedia Group, Inc. (1)(a)	1,877	207,240
Genworth Financial, Inc., Class A (1)*(a)	328,165	928,707
Greenbrier Cos., Inc. (The)(1)(a)	3,404	171,051
Monsanto Co. (1)(a)	92,728	10,820,430
Panera Bread Co., Class A (3)*(b)	38,740	12,348,160
Proofpoint, Inc. (1)*(a)	7,325	832,486
Westar Energy, Inc. (1)	185,016	9,729,991
WGL Holdings, Inc. (1)(a)	32,436	2,713,270
		—

TOTAL COMMON STOCKS (Cost $84,056,147)		69,895,125

CONVERTIBLE PREFERRED STOCKS - 7.8%

China - 4.3%
Mandatory Exchangeable Trust $100 par, 5.75%, 6/3/2019 (a)(c)	610,168	126,034,167

United States - 3.5%
Anthem, Inc. $50 par, 5.25%, 5/1/2018 (a)	549,150	29,489,355
Assurant, Inc. Series D, $100 par, 6.50%, 3/15/2021 (1)*(a)	23,600	2,457,940
Black Hills Corp. $50 par, 7.75%, 11/1/2018 (a)	134,716	8,057,364
Bunge Ltd. $100 par, 4.88%, 12/31/2049 (a)(d)	59,900	6,491,621
NCR Corp. Series A, $1,000 par, 5.50%, 12/31/2049 *(a)(d)(e)	3,616	4,615,872
Post Holdings, Inc. $100 par, 2.50%, 12/31/2049 (a)(d)	244,502	35,183,837
Rexnord Corp. Series A, $50 par, 5.75%, 11/15/2019 (a)	35,625	2,292,113
Sempra Energy Series A, $100 par, 6.00%, 1/15/2021 (a)	24,575	2,506,947

INVESTMENTS	SHARES	VALUE ($)
United States - 3.5% (continued)
Welltower, Inc., REIT Series I, $50 par, 6.50%, 12/31/2049 (a)(d)	221,875	12,387,059

		103,482,108

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $178,299,061)		229,516,275

	PRINCIPAL AMOUNT ($)
CORPORATE BONDS - 0.0% (f)

United States - 0.0% (f)
SunEdison, Inc. 2.00%, 10/1/2018 (3)(b)(g)	5,950,000	123,192
2.75%, 1/1/2021 (3)(b)(g)	4,925,000	101,970

		225,162

TOTAL CORPORATE BONDS (Cost $15,555,747)		225,162

CONVERTIBLE BONDS - 17.8%

Canada - 0.3%
Element Fleet Management Corp. 5.13%, 6/30/2019 (a)(c)	1,022,000	778,278
4.25%, 6/30/2020 (a)(c)	12,921,000	9,276,924

		10,055,202

Germany - 0.1%
Deutsche Bank AG 1.00%, 5/1/2023 (a)	3,400,000	3,451,510

Monaco - 0.1%
Endeavour Mining Corp. 3.00%, 2/15/2023 (a)(c)	625,000	651,938
Scorpio Tankers, Inc. 2.38%, 7/1/2019 (a)(c)	2,150,000	1,967,250

		2,619,188

Norway - 0.1%
Ship Finance International Ltd. 5.75%, 10/15/2021 (a)	3,600,000	3,630,960

United States - 17.2%
Acorda Therapeutics, Inc. 1.75%, 6/15/2021 (a)	2,425,000	2,204,063
Allegheny Technologies, Inc. 4.75%, 7/1/2022 (a)	6,750,000	12,301,524
Allscripts Healthcare Solutions, Inc. 1.25%, 7/1/2020	525,000	526,641
Alpha Natural Resources, Inc. 4.88%, 12/15/2020 (3)(b)(g)	200,000	—
AMAG Pharmaceuticals, Inc. 3.25%, 6/1/2022	2,450,000	2,523,559
Anthem, Inc. 2.75%, 10/15/2042 (a)	13,475,000	40,587,562
Apollo Commercial Real Estate Finance, Inc., REIT 5.50%, 3/15/2019	5,175,000	5,519,101
4.75%, 8/23/2022 (a)	1,350,000	1,347,962

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

United States - 17.2% (continued)
Atlas Air Worldwide Holdings, Inc. 1.88%, 6/1/2024	1,775,000	2,112,928
BioMarin Pharmaceutical, Inc. 0.60%, 8/1/2024 (a)	2,175,000	2,041,781
Blackstone Mortgage Trust, Inc., REIT 4.38%, 5/5/2022	2,350,000	2,307,935
4.75%, 3/15/2023 (a)	2,300,000	2,258,830
Brookdale Senior Living, Inc. 2.75%, 6/15/2018 (a)	1,175,000	1,172,063
Chegg, Inc. 0.25%, 5/15/2023 (c)	1,150,000	1,179,097
Chesapeake Energy Corp. 5.50%, 9/15/2026 (a)	10,375,000	8,933,913
Cleveland-Cliffs, Inc. 1.50%, 1/15/2025 (a)	1,300,000	1,402,812
CSG Systems International, Inc. 4.25%, 3/15/2036	375,000	412,139
Dycom Industries, Inc. 0.75%, 9/15/2021 (a)	1,220,000	1,544,200
Echo Global Logistics, Inc. 2.50%, 5/1/2020 (a)	375,000	380,522
Ensco Jersey Finance Ltd. 3.00%, 1/31/2024 (a)	950,000	758,813
Etsy, Inc. 0.00%, 3/1/2023 (a)(c)	1,275,000	1,317,968
Euronet Worldwide, Inc. 1.50%, 10/1/2044 (a)	3,025,000	3,566,968
EZCORP, Inc. 2.12%, 6/15/2019 (a)	3,975,000	4,179,335
Herbalife Ltd. 2.63%, 3/15/2024 (a)(c)	1,425,000	1,426,435
Huron Consulting Group, Inc. 1.25%, 10/1/2019 (a)	3,000,000	2,819,892
Innoviva, Inc. 2.13%, 1/15/2023 (a)	2,175,000	2,328,144
Inphi Corp. 1.13%, 12/1/2020 (a)	536,000	559,870
0.75%, 9/1/2021 (a)	4,500,000	4,228,610
Intel Corp. 3.25%, 8/1/2039 (a)	30,250,000	75,245,362
Ionis Pharmaceuticals, Inc. 1.00%, 11/15/2021	2,750,000	2,716,821
Ironwood Pharmaceuticals, Inc. 2.25%, 6/15/2022 (a)	250,000	294,280
iStar, Inc., REIT 3.13%, 9/15/2022 (c)	775,000	737,425
LendingTree, Inc. 0.63%, 6/1/2022 (c)	2,100,000	3,522,985
Liberty Media Corp. 2.13%, 3/31/2048 (a)(c)	3,225,000	3,181,140
Microchip Technology, Inc. 2.25%, 2/15/2037 (a)	10,865,000	12,942,931
Micron Technology, Inc.
Series F, 2.13%, 2/15/2033 (a)	7,175,000	34,132,365
Molina Healthcare, Inc. 1.13%, 1/15/2020 (a)	14,575,000	29,307,337

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)

United States - 17.2% (continued)
Novellus Systems, Inc. 2.63%, 5/15/2041 (a)	13,650,000	82,622,221
Palo Alto Networks, Inc. 0.00%, 7/1/2019 (a)	900,000	1,485,033
Pandora Media, Inc. 1.75%, 12/1/2020 (a)	2,100,000	1,912,325
Pattern Energy Group, Inc. 4.00%, 7/15/2020	1,075,000	1,060,421
Prospect Capital Corp. 4.75%, 4/15/2020 (a)	1,100,000	1,101,455
4.95%, 7/15/2022	2,200,000	2,194,892
Redwood Trust, Inc., REIT 4.75%, 8/15/2023	2,750,000	2,665,575
SEACOR Holdings, Inc. 2.50%, 12/15/2027 (a)	5,575,000	5,833,502
Spirit Realty Capital, Inc., REIT 2.88%, 5/15/2019 (a)	3,575,000	3,556,911
SunEdison, Inc. 0.25%, 1/15/2020 (3)(b)(g)	8,325,000	172,365
SunPower Corp. 0.75%, 6/1/2018 (a)	2,825,000	2,793,360
Synaptics, Inc. 0.50%, 6/15/2022 (c)	8,125,000	7,662,891
Tesla, Inc. 2.38%, 3/15/2022	2,650,000	2,760,516
TTM Technologies, Inc. 1.75%, 12/15/2020 (a)	5,725,000	9,514,234
Unisys Corp. 5.50%, 3/1/2021 (a)	1,250,000	1,641,984
Vector Group Ltd. 2.50%, 1/15/2019 (a)(h)	1,850,000	2,645,489
VEREIT, Inc., REIT 3.00%, 8/1/2018 (3)(a)(b)	4,000,000	4,000,000
VeriSign, Inc. 4.86%, 8/15/2037 (a)	22,869,000	78,801,999
Vishay Intertechnology, Inc. 2.25%, 11/15/2040 (a)	5,325,000	7,821,461
Weatherford International Ltd. 5.88%, 7/1/2021 (a)	13,050,000	11,698,503

		503,968,450

TOTAL CONVERTIBLE BONDS (Cost $349,133,811)		523,725,310

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 87.3%

INVESTMENT COMPANIES - 82.7%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.55% (i)	22,493,989	22,493,989
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.49% (i)	89,975,957	89,975,957
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.61% (i)(j)	947,133,968	947,133,968
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.56% (i)(j)	68,436,531	68,436,531
Limited Purpose Cash Investment Fund, 1.53% (i)(k)	1,194,494,477	1,194,255,577
UBS Select Treasury Preferred Fund, Class I, 1.55% (i)	112,470,009	112,470,009

TOTAL INVESTMENT COMPANIES (Cost $2,434,806,402)		2,434,766,031

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 4.6%
U.S. Treasury Bills 1.20%, 4/5/2018 (l)	9,918,000	9,916,656
1.25%, 4/19/2018 (l)(m)	4,710,000	4,706,366
1.37%, 5/17/2018 (l)(m)	23,347,000	23,299,090
1.43%, 5/24/2018 (l)(m)	2,927,000	2,920,021
1.45%, 5/31/2018 (l)(m)	6,021,000	6,004,537
1.59%, 7/12/2018 (l)(m)	300,000	298,535
1.61%, 7/19/2018 (l)(m)	1,465,000	1,457,334
1.63%, 7/26/2018 (l)(m)	24,167,000	24,030,992
1.64%, 8/2/2018 (l)(m)	19,720,000	19,599,801
1.66%, 8/9/2018 (l)(m)	7,773,000	7,722,036
1.79%, 8/16/2018 (l)	1,299,000	1,289,953
1.84%, 8/23/2018 (l)(m)	15,615,000	15,499,704
1.85%, 8/30/2018 (l)(m)	3,953,000	3,922,303
1.87%, 9/13/2018 (l)	3,934,000	3,900,686
1.97%, 9/20/2018 (l)(m)	1,355,000	1,342,924
1.91%, 9/27/2018 (l)	10,102,000	10,008,221

TOTAL U.S. TREASURY OBLIGATIONS (Cost $135,956,803)		135,919,159

TOTAL SHORT-TERM INVESTMENTS (Cost $2,570,763,205)		2,570,685,190

TOTAL LONG POSITIONS (Cost $3,197,807,971)		3,394,047,062

INVESTMENTS	SHARES	VALUE ($)
SHORT POSITIONS - (22.2)%

COMMON STOCKS - (21.9)%

China - (4.2)%
Alibaba Group Holding Ltd., ADR (1)*	(668,353)	(122,669,510)

Monaco - 0.0% (f)
Endeavour Mining Corp. (1)*	(16,865)	(311,158)
Scorpio Tankers, Inc. (1)	(2,133)	(4,181)

		(315,339)

Norway - 0.0% (f)
Ship Finance International Ltd. (1)	(95,568)	(1,366,622)

United States - (17.7)%
Acorda Therapeutics, Inc. (1) *	(25,249)	(597,139)
Allegheny Technologies, Inc. (1) *	(422,751)	(10,010,744)
Allergan plc (1)	(150,086)	(25,257,973)
Allscripts Healthcare Solutions, Inc. (1) *	(12,446)	(153,708)
AMAG Pharmaceuticals, Inc. (1) *	(63,425)	(1,278,014)
Anthem, Inc. (1)	(306,168)	(67,265,109)
Apollo Commercial Real Estate Finance, Inc., REIT (1)	(182,291)	(3,277,592)
Atlas Air Worldwide Holdings, Inc. (1) *	(23,047)	(1,393,191)
BioMarin Pharmaceutical, Inc. (1) *	(10,206)	(827,400)
Black Hills Corp. (1)	(117,141)	(6,360,756)
Blackstone Mortgage Trust, Inc., Class A, REIT (1)	(16,095)	(505,705)
Bunge Ltd. (1)	(28,122)	(2,079,341)
Chesapeake Energy Corp. (1) *	(555,948)	(1,678,963)
Cleveland-Cliffs, Inc. (1) *	(126,538)	(879,439)
CSG Systems International, Inc. (1)	(3,216)	(145,653)
Dycom Industries, Inc. (1) *	(9,759)	(1,050,361)
Echo Global Logistics, Inc. (1) *	(4,167)	(115,009)
Ensco plc, Class A (1)	(29,736)	(130,541)
Euronet Worldwide, Inc. (1) *	(25,144)	(1,984,365)
EZCORP, Inc., Class A (1) *	(112,535)	(1,485,462)
Great Plains Energy, Inc. (1)	(309,331)	(9,833,633)
Huron Consulting Group, Inc. (1) *	(2,629)	(100,165)
Innoviva, Inc. (1) *	(79,734)	(1,329,166)
Inphi Corp. (1) *	(43,285)	(1,302,879)
Intel Corp. (1)	(1,438,986)	(74,942,390)
Ionis Pharmaceuticals, Inc. (1) *	(24,698)	(1,088,688)
Ironwood Pharmaceuticals, Inc. (1) *	(11,235)	(173,356)
iStar, Inc., REIT (1) *	(19,442)	(197,725)
Lam Research Corp. (1)	(409,146)	(83,122,099)
LendingTree, Inc. (1) *	(9,002)	(2,954,006)
Microchip Technology, Inc. (1)	(149,207)	(13,631,552)
Micron Technology, Inc. (1) *	(656,375)	(34,223,393)
Molina Healthcare, Inc. (1) *	(343,192)	(27,860,327)
NCR Corp. (1) *	(76,539)	(2,412,509)
New York Times Co. (The), Class A (1)	(105,163)	(2,534,428)
Palo Alto Networks, Inc. (1) *	(7,751)	(1,406,962)
Pandora Media, Inc. (1) *	(16,627)	(83,634)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)

United States - (17.7)% (continued)
Pattern Energy Group, Inc., Class A (1)	(2,366)	(40,908)
Post Holdings, Inc. (1)*	(390,778)	(29,605,341)
Prospect Capital Corp. (1)	(25,469)	(166,822)
Redwood Trust, Inc., REIT (1)	(45,898)	(710,042)
Rexnord Corp. (1)*	(63,647)	(1,889,043)
SEACOR Holdings, Inc. (1)*	(35,269)	(1,802,246)
Sempra Energy (1)	(14,239)	(1,583,662)
Spirit Realty Capital, Inc., REIT (1)	(5,528)	(42,897)
Synaptics, Inc. (1)*	(61,156)	(2,796,664)
Tesla, Inc. (1)*	(5,613)	(1,493,788)
TTM Technologies, Inc. (1)*	(534,630)	(8,174,493)
Unisys Corp. (1)*	(101,243)	(1,088,362)
Vector Group Ltd. (1)	(118,056)	(2,407,162)
VeriSign, Inc. (1)*	(598,873)	(71,002,382)
Vishay Intertechnology, Inc. (1)	(375,391)	(6,982,273)
Voya Financial, Inc. (1)	(2,989)	(150,945)
Weatherford International plc (1)*	(471,971)	(1,080,814)
Welltower, Inc., REIT (1)	(77,283)	(4,206,514)

		(518,897,735)

TOTAL COMMON STOCKS (Proceeds $(473,971,174))		(643,249,206)

	PRINCIPAL AMOUNT ($)
CONVERTIBLE BONDS - (0.3)%

United States - (0.3)%
Booking Holdings, Inc. 0.90%, 9/15/2021	(5,200,000)	(6,490,120)
DISH Network Corp. 2.38%, 3/15/2024	(1,000,000)	(884,291)
Greenbrier Cos., Inc. (The) 2.88%, 2/1/2024	(325,000)	(371,313)
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047 (c)	(1,300,000)	(1,255,656)
Proofpoint, Inc. 0.75%, 6/15/2020	(700,000)	(1,021,719)

		(10,023,099)

TOTAL CONVERTIBLE BONDS (Proceeds $(9,139,692))		(10,023,099)

TOTAL SHORT POSITIONS (Proceeds $(483,110,866))		(653,272,305)

Total Investments In Securities At Value - 93.1% (Cost $2,714,697,105)		2,740,774,757

Other Assets In Excess Of Liabilities - 6.9% (N)		203,074,364

NET ASSETS - 100.0%		2,943,849,121

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$10,789,682	0.4%
Consumer Staples	11,655,538	0.4
Energy	26,759,573	0.9
Financials	161,880,219	5.5
Health Care	12,618,699	0.4
Industrials	4,401,624	0.1
Information Technology	(94,474,425)	(3.2)
Materials	13,975,362	0.5
Real Estate	16,234,259	0.6
Utilities	6,249,036	0.2
Short-Term Investments	2,570,685,190	87.3

Total Investments In Securities At Value	2,740,774,757	93.1
Other Assets in Excess of Liabilities (n)	203,074,364	6.9
Net Assets	$2,943,849,121	100.0%

(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $717,390,410. In addition, $92,392,737 of cash collateral was pledged.
(b)	Security fair valued as of March 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2018 amounted to $16,745,687, which represents approximately 0.57% of net assets of the fund.
(c)	Securities exempt from registration under Rule 144A or section 4 (2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2018 amounted to $156,480,842, which represents approximately 5.32% of net assets of the fund.
(d)	Perpetual security. The rate reflected was the rate in effect on March 31, 2018. The maturity date reflects the next call date.
(e)	Payment in-kind security.
(f)	Represents less than 0.05% of net assets.
(g)	Defaulted security.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. See Notes to Consolidated Schedule of Investments for further information. The interest rate shown was the current rate as of March 31, 2018.
(i)	Represents 7-day effective yield as of March 31, 2018.
(j)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(k)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended March 31, 2018, transactions in and earnings from issuers considered to be an affiliated person were as follows:

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 03/31/18	VALUE AT 03/31/18	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:
SHORT-TERM INVESTMENTS - 40.6%
INVESTMENT COMPANIES - 40.6%
Limited Purpose Cash Investment Fund, 1.53% (a) (Cost $1,194,295,948)	1,059,378,830	734,177,998	(599,062,351)	1,194,494,477	$1,194,255,577	$3,556,714	$(60,588)	$(40,371)

(a)	Represents 7-day effective yield as of March 31, 2018.
(l)	The rate shown was the effective yield at the date of purchase.
(m)	All or a portion of the security pledged as collateral for futures contracts.
(n)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

Abbreviations

ADR - American Depositary Receipt
REIT- Real Estate Investment Trust

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Credit default swap contracts outstanding - buy protection as of March 31, 2018:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
iTraxx Europe Series 29.V1	1.00%	Quarterly	6/20/2023	0.60%	EUR	78,112,000	$(1,954,693)	$(68,480)	$(2,023,173)
Markit CDX North America Investment Grade Index Series 30.V1	1.00	Quarterly	6/20/2023	0.66	USD	228,800,000	(3,991,888)	140,008	(3,851,880)

							$(5,946,581)	$71,528	$(5,875,053)

Credit default swap contracts outstanding - sell protection as of March 31, 2018:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE RECEIVED	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
iTraxx Europe Crossover Series 29.V1	5.00%	Quarterly	6/20/2023	2.83%	EUR	55,979,000	$6,805,392	$282,870	$7,088,262
Markit CDX North America High Yield Index Series 29.V1	5.00	Quarterly	12/20/2022	3.39	USD	38,636,000	2,438,982	126,427	2,565,409
Markit CDX North America High Yield Index Series 30.V1	5.00	Quarterly	6/20/2023	3.61	USD	37,268,000	2,160,553	143,387	2,303,940

							$11,404,927	$552,684	$11,957,611

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total return swap contracts outstanding as of March 31, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/06/2018	USD	1,968,120	$204,764
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/06/2018	USD	996,840	139,640
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/06/2018	USD	1,405,800	197,762
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/06/2018	USD	178,920	26,145
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/06/2018	USD	153,360	21,755
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/13/2018	USD	(2,392,538)	126,514
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/13/2018	USD	(2,392,538)	140,355
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/13/2018	USD	(3,411,581)	180,611
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/13/2018	USD	(575,981)	17,353
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/13/2018	USD	(2,215,313)	127,698
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	10,643,738	371,721
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	6,843,788	105,399
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/13/2018	USD	1,507,010	71,095
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/13/2018	USD	1,058,980	49,835
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/13/2018	USD	1,058,980	47,938
iBovespa Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/18/2018	BRL	74,948,125	344,788
KC HRW Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(140,175)	6,797
KC HRW Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(350,438)	17,026
KC HRW Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(186,900)	8,825
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	06/14/2018	KRW	71,584,975,000	1,202,737

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/13/2018	USD	(1,236,600)	$239,880
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/13/2018	USD	(412,200)	90,048
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/13/2018	USD	(1,969,400)	562,916
Lean Hogs June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	06/14/2018	USD	(1,622,860)	31,776
Lean Hogs June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	06/14/2018	USD	(551,160)	8,746
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/06/2018	USD	(136,500)	13,347
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/06/2018	USD	(16,334,500)	1,074,044
Live Cattle June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	06/01/2018	USD	(6,852,010)	389,197
MSCI Hong Kong Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the HIBOR plus or minus a specified spread (0.05%)	Monthly	MSCS	06/20/2018	HKD	(6,913,845)	41,293
MSCI Singapore Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/27/2018	SGD	1,300,860	20,342
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	USD	7,787,070	89,188
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/27/2018	USD	4,484,700	30,444
MSCI United States Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.50%)	Increases in total return of reference entity	Monthly	JPMC	06/22/2018	USD	2,228,230	10,670
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/20/2018	USD	33,693,188	608,863
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	652,800	65,552
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	806,400	67,607
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/20/2018	USD	499,200	49,780
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	9,139,200	512,648
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(133,854)	3,747
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(554,538)	15,486

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(2,466,738)	$67,973
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/20/2018	USD	(1,797,468)	28,770
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	57,366	101
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(57,366)	1,986
Swiss Market Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MSCS	06/15/2018	CHF	(167,641,500)	2,247,559
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(1,195,150)	37,178
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(3,765,850)	65,234
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(6,652,250)	153,781
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(1,691,250)	45,262

								9,982,176

BIST 30 Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/30/2018	TRY	11,683,360	(78,696)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/06/2018	USD	(178,920)	(36,995)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/06/2018	USD	(843,480)	(140,525)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/06/2018	USD	(817,920)	(171,881)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/06/2018	USD	(460,080)	(95,073)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/06/2018	USD	(153,360)	(31,723)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/13/2018	USD	398,756	(6,894)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(10,643,738)	(411,425)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	135,713	(90)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(6,843,788)	(263,537)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	1,919,363	(15,234)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(639,788)	(19,164)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(135,713)	$(4,565)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/13/2018	USD	(610,950)	(13,631)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	HKD	13,522,500	(8,161)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/27/2018	HKD	46,577,500	(77,616)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	04/27/2018	HKD	66,110,000	(24,705)
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	04/27/2018	HKD	116,846,200	(78,008)
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/27/2018	HKD	99,379,500	(112,446)
KC HRW Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	350,438	(18,413)
KC HRW Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	140,175	(4,820)
KC HRW Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	186,900	(10,253)
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	06/14/2018	KRW	1,578,500,000	(35,578)
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	06/14/2018	KRW	78,925,000	(1,429)
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/13/2018	USD	412,200	(74,497)
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/13/2018	USD	1,236,600	(231,688)
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/13/2018	USD	1,969,400	(633,418)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/06/2018	USD	136,500	(13,407)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/06/2018	USD	16,334,500	(975,558)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/01/2018	USD	7,057,160	(771,142)
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	04/27/2018	USD	4,403,160	(10,198)
MSCI United States Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.75%)	Increases in total return of reference entity	Monthly	JPMC	06/25/2018	USD	265,821	(595)
SGX FTSE China A50 Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/26/2018	USD	430,610	(4,599)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
SGX NIFTY 50 Index April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	04/26/2018	USD	(5,961,135)	$(121,099)
SGX NIFTY 50 Index April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	04/26/2018	USD	(1,208,615)	(24,999)
SGX NIFTY 50 Index April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/26/2018	USD	(23,967,450)	(353,431)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(27,999,300)	(1,052,423)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	20,738,288	(25,336)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/20/2018	USD	(33,693,188)	(1,329,375)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	27,999,300	(267,127)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(12,380,288)	(490,697)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	12,380,288	(18,270)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(4,440,188)	(146,070)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(729,600)	(39,932)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	267,708	(1,366)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/20/2018	USD	305,952	(1,032)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	133,854	(877)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	554,538	(8,088)
TAIEX Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/18/2018	TWD	17,468,800	(2,279)
TAIEX Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/18/2018	TWD	438,903,600	(77,803)
Tel Aviv Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/25/2018	ILS	4,452,282	(8,785)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	1,195,150	(61,313)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	3,765,850	(313,375)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	6,652,250	(557,695)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	1,646,150	$(73,997)
WIG20 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/15/2018	PLN	19,713,600	(387,530)

								(9,738,863)

								$243,313

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Brent Crude Oil	839	4/2018	USD	$58,176,260	$3,834,270
IBEX 35 Index	126	4/2018	EUR	14,839,028	(202,029)
LME Aluminum Base Metal	1	4/2018	USD	49,769	(5,735)
LME Aluminum Base Metal	1	4/2018	USD	49,769	(6,472)
LME Aluminum Base Metal	1	4/2018	USD	49,731	(4,594)
LME Aluminum Base Metal	1	4/2018	USD	49,769	(6,334)
LME Aluminum Base Metal	2	4/2018	USD	99,551	(12,549)
LME Aluminum Base Metal	4	4/2018	USD	198,675	(25,560)
LME Aluminum Base Metal	4	4/2018	USD	198,717	(23,686)
LME Aluminum Base Metal	6	4/2018	USD	301,163	(35,716)
LME Aluminum Base Metal	8	4/2018	USD	398,412	(47,374)
LME Copper Base Metal	1	4/2018	USD	167,173	(11,567)
LME Copper Base Metal	1	4/2018	USD	165,838	(13,338)
LME Copper Base Metal	2	4/2018	USD	334,525	(19,843)
LME Copper Base Metal	2	4/2018	USD	334,413	(21,330)
LME Copper Base Metal	2	4/2018	USD	334,617	(22,052)
LME Copper Base Metal	4	4/2018	USD	669,117	(41,893)
LME Copper Base Metal	4	4/2018	USD	667,925	(56,014)
LME Copper Base Metal	4	4/2018	USD	669,058	(33,996)
LME Copper Base Metal	4	4/2018	USD	669,175	(46,237)
LME Copper Base Metal	5	4/2018	USD	835,505	(54,783)
LME Copper Base Metal	5	4/2018	USD	836,834	(49,745)
LME Copper Base Metal	9	4/2018	USD	1,505,306	(90,645)
LME Copper Base Metal	42	4/2018	USD	7,019,250	(538,211)
LME Nickel Base Metal	1	4/2018	USD	79,535	3,531
LME Nickel Base Metal	1	4/2018	USD	79,568	(2,359)
LME Nickel Base Metal	1	4/2018	USD	79,588	(1,361)
LME Nickel Base Metal	1	4/2018	USD	79,533	2,885
LME Nickel Base Metal	2	4/2018	USD	159,036	7,455
LME Nickel Base Metal	2	4/2018	USD	159,062	4,585
LME Nickel Base Metal	3	4/2018	USD	238,560	12,905
LME Nickel Base Metal	3	4/2018	USD	235,458	10,708
LME Nickel Base Metal	5	4/2018	USD	397,644	19,490
LME Zinc Base Metal	1	4/2018	USD	82,013	(3,540)
LME Zinc Base Metal	1	4/2018	USD	81,988	(3,431)
LME Zinc Base Metal	1	4/2018	USD	82,050	(2,685)
LME Zinc Base Metal	1	4/2018	USD	82,025	(2,606)
LME Zinc Base Metal	2	4/2018	USD	163,988	(6,600)
MSCI Singapore Index	883	4/2018	SGD	26,547,580	498,037
MSCI Taiwan Index	12	4/2018	USD	489,240	(245)
NY Harbor ULSD	175	4/2018	USD	14,854,350	878,510
RBOB Gasoline	120	4/2018	USD	10,183,824	406,373
SGX NIFTY 50 Index	304	4/2018	USD	6,227,440	92,986
WTI Crude Oil	1,037	4/2018	USD	67,342,779	3,516,547
Cocoa	14	5/2018	USD	357,840	7,591
Cocoa	55	5/2018	GBP	1,352,702	(25,063)
Copper	48	5/2018	USD	3,630,600	(227,521)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Corn	278	5/2018	USD	$5,389,725	$17,304
Cotton No. 2	2	5/2018	USD	81,460	(2,681)
KC HRW Wheat	18	5/2018	USD	420,525	(65,233)
LME Aluminum Base Metal	1	5/2018	USD	49,919	(4,614)
LME Aluminum Base Metal	2	5/2018	USD	99,787	(6,904)
LME Aluminum Base Metal	3	5/2018	USD	149,424	(16,016)
LME Aluminum Base Metal	3	5/2018	USD	149,561	(13,978)
LME Aluminum Base Metal	3	5/2018	USD	149,813	(12,121)
LME Aluminum Base Metal	4	5/2018	USD	199,599	(17,100)
LME Aluminum Base Metal	4	5/2018	USD	199,442	(14,607)
LME Aluminum Base Metal	6	5/2018	USD	299,775	(22,643)
LME Copper Base Metal	1	5/2018	USD	167,398	(11,555)
LME Copper Base Metal	1	5/2018	USD	167,550	(3,453)
LME Copper Base Metal	1	5/2018	USD	167,544	(12,926)
LME Copper Base Metal	2	5/2018	USD	335,200	(16,709)
LME Copper Base Metal	2	5/2018	USD	334,998	(13,054)
LME Copper Base Metal	2	5/2018	USD	335,337	(17,482)
LME Copper Base Metal	5	5/2018	USD	836,906	(49,058)
LME Copper Base Metal	7	5/2018	USD	1,172,845	(67,438)
LME Copper Base Metal	45	5/2018	USD	7,540,740	(517,908)
LME Nickel Base Metal	1	5/2018	USD	79,673	(4,207)
LME Nickel Base Metal	2	5/2018	USD	159,246	3,950
LME Nickel Base Metal	3	5/2018	USD	238,857	(511)
LME Nickel Base Metal	3	5/2018	USD	238,892	3,654
LME Nickel Base Metal	3	5/2018	USD	239,071	(12,080)
LME Nickel Base Metal	7	5/2018	USD	557,495	(11,112)
LME Zinc Base Metal	1	5/2018	USD	81,950	(6,165)
LME Zinc Base Metal	1	5/2018	USD	81,950	(5,703)
LME Zinc Base Metal	1	5/2018	USD	81,950	(6,328)
LME Zinc Base Metal	2	5/2018	USD	163,900	(9,197)
LME Zinc Base Metal	2	5/2018	USD	163,900	(5,214)
LME Zinc Base Metal	3	5/2018	USD	245,850	(8,495)
LME Zinc Base Metal	4	5/2018	USD	327,800	(21,737)
LME Zinc Base Metal	6	5/2018	USD	491,700	(29,268)
Low Sulphur Gasoil	436	5/2018	USD	26,944,800	1,754,158
Soybean	124	5/2018	USD	6,477,450	31,807
100 oz Gold	217	6/2018	USD	28,802,410	(108,431)
3 Month Euro Euribor	42	6/2018	EUR	12,961,068	(139)
3 Month Euroswiss	15	6/2018	CHF	3,951,229	(19)
3 Month Sterling	482	6/2018	GBP	83,761,519	(84,072)
ASX 90 Day Bank Accepted Bill	228	6/2018	AUD	174,303,093	(33,741)
Australia 3 Year Bond	280	6/2018	AUD	23,908,376	379
EURO STOXX 50 Index	506	6/2018	EUR	20,427,759	(252,183)
Euro-BTP	328	6/2018	EUR	56,013,923	693,107
Euro-Bund	1,119	6/2018	EUR	219,514,948	2,072,755
Euro-Buxl	15	6/2018	EUR	3,052,377	(4,731)
Euro-OAT	172	6/2018	EUR	32,717,026	204,902
Euro-Schatz	1,501	6/2018	EUR	206,807,236	64,912

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
FTSE/MIB Index	616	6/2018	EUR	$83,197,171	$(1,436,744)
KOSPI 200 Index	46	6/2018	KRW	3,406,089	(64,094)
LME Aluminum Base Metal	1	6/2018	USD	50,019	(3,309)
LME Aluminum Base Metal	1	6/2018	USD	50,050	(2,878)
LME Aluminum Base Metal	3	6/2018	USD	150,169	(7,489)
LME Aluminum Base Metal	3	6/2018	USD	150,188	(8,521)
LME Aluminum Base Metal	4	6/2018	USD	200,325	(7,560)
LME Aluminum Base Metal	4	6/2018	USD	200,288	(7,724)
LME Aluminum Base Metal	7	6/2018	USD	350,637	(7,731)
LME Aluminum Base Metal	8	6/2018	USD	400,900	(824)
LME Aluminum Base Metal	8	6/2018	USD	400,550	(16,974)
LME Aluminum Base Metal	8	6/2018	USD	400,842	(5,232)
LME Aluminum Base Metal	9	6/2018	USD	450,563	(16,598)
LME Aluminum Base Metal	11	6/2018	USD	550,275	(28,445)
LME Aluminum Base Metal	89	6/2018	USD	4,457,231	(337,248)
LME Copper Base Metal	1	6/2018	USD	167,838	(3,296)
LME Copper Base Metal	1	6/2018	USD	167,787	(4,566)
LME Copper Base Metal	1	6/2018	USD	167,804	(6,299)
LME Copper Base Metal	2	6/2018	USD	335,813	(15,293)
LME Copper Base Metal	2	6/2018	USD	335,788	(4,568)
LME Copper Base Metal	3	6/2018	USD	503,550	55
LME Copper Base Metal	3	6/2018	USD	503,719	(17,990)
LME Copper Base Metal	3	6/2018	USD	503,344	(664)
LME Copper Base Metal	4	6/2018	USD	671,366	6,504
LME Copper Base Metal	8	6/2018	USD	1,342,318	(11,280)
LME Copper Base Metal	10	6/2018	USD	1,678,243	34,503
LME Copper Base Metal	10	6/2018	USD	1,677,193	(51,819)
LME Copper Base Metal	15	6/2018	USD	2,517,469	(24,829)
LME Nickel Base Metal	1	6/2018	USD	79,724	(1,243)
LME Nickel Base Metal	1	6/2018	USD	79,779	(1,554)
LME Nickel Base Metal	1	6/2018	USD	79,720	(593)
LME Nickel Base Metal	1	6/2018	USD	79,747	(2,750)
LME Nickel Base Metal	1	6/2018	USD	79,776	(655)
LME Nickel Base Metal	1	6/2018	USD	79,751	(3,142)
LME Nickel Base Metal	1	6/2018	USD	79,728	(1,005)
LME Nickel Base Metal	2	6/2018	USD	159,545	(1,621)
LME Nickel Base Metal	2	6/2018	USD	159,510	(6,156)
LME Nickel Base Metal	4	6/2018	USD	319,034	(11,218)
LME Nickel Base Metal	61	6/2018	USD	4,866,336	(173,898)
LME Zinc Base Metal	1	6/2018	USD	81,855	(267)
LME Zinc Base Metal	1	6/2018	USD	81,850	(809)
LME Zinc Base Metal	2	6/2018	USD	163,730	529
LME Zinc Base Metal	2	6/2018	USD	163,800	1,887
LME Zinc Base Metal	2	6/2018	USD	163,888	857
LME Zinc Base Metal	2	6/2018	USD	163,900	(6)
LME Zinc Base Metal	2	6/2018	USD	163,882	(124)
LME Zinc Base Metal	2	6/2018	USD	163,857	1,101
LME Zinc Base Metal	3	6/2018	USD	245,813	3,780
LME Zinc Base Metal	3	6/2018	USD	245,850	(234)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal	3	6/2018	USD	$245,850	$(8,109)
LME Zinc Base Metal	3	6/2018	USD	245,850	(2,784)
LME Zinc Base Metal	4	6/2018	USD	327,500	5,643
LME Zinc Base Metal	5	6/2018	USD	409,750	6,685
LME Zinc Base Metal	6	6/2018	USD	491,607	4,959
LME Zinc Base Metal	74	6/2018	USD	6,062,450	(386,638)
MSCI EAFE E-Mini Index	7	6/2018	USD	700,210	(10,465)
MSCI Emerging Markets E-Mini Index	125	6/2018	USD	7,423,750	(236,077)
NASDAQ 100 E-Mini Index	115	6/2018	USD	15,166,200	(1,082,889)
Palladium	9	6/2018	USD	849,420	(76,778)
Russell 2000 E-Mini Index	1,325	6/2018	USD	101,441,999	(4,721,030)
S&P Midcap 400 E-Mini Index	18	6/2018	USD	3,389,580	(114,456)
TOPIX Index	1,022	6/2018	JPY	164,866,594	1,491,722
U.S. Treasury 10 Year Note	285	6/2018	USD	34,525,078	46,749
Platinum	9	7/2018	USD	419,670	(9,957)
3 Month Sterling	1,744	9/2018	GBP	302,826,042	(432,283)
ASX 90 Day Bank Accepted Bill	773	9/2018	AUD	590,919,643	110,880
3 Month Euro Euribor	67	12/2018	EUR	20,671,868	(136)
3 Month Euroswiss	4	12/2018	CHF	1,053,034	115
3 Month Sterling	1,669	12/2018	GBP	289,539,703	(331,559)
ASX 90 Day Bank Accepted Bill	823	12/2018	AUD	629,064,937	90,360
3 Month Euro Euribor	198	3/2019	EUR	61,068,679	7,035
3 Month Euroswiss	23	3/2019	CHF	6,051,935	2,359
3 Month Sterling	1,218	3/2019	GBP	211,150,270	(105,986)
ASX 90 Day Bank Accepted Bill	642	3/2019	AUD	490,644,270	58,909
3 Month Euro Euribor	333	6/2019	EUR	102,624,466	34,732
3 Month Euro Euribor	282	9/2019	EUR	86,820,458	20,900
3 Month Euro Euribor	150	12/2019	EUR	46,132,647	5,905
3 Month Euro Euribor	31	3/2020	EUR	9,525,021	(25)

					3,128,621

Short Contracts
Amsterdam Exchange Index	(315)	4/2018	EUR	(40,929,689)	382,126
CAC 40 10 Euro Index	(458)	4/2018	EUR	(29,047,984)	131,649
FTSE Bursa Malaysia KLCI Index	(393)	4/2018	MYR	(9,474,470)	(24,148)
HSCEI	(211)	4/2018	HKD	(16,193,026)	157,953
LME Aluminum Base Metal	(1)	4/2018	USD	(49,731)	4,631
LME Aluminum Base Metal	(1)	4/2018	USD	(49,769)	6,729
LME Aluminum Base Metal	(1)	4/2018	USD	(49,769)	5,695
LME Aluminum Base Metal	(1)	4/2018	USD	(49,769)	6,414
LME Aluminum Base Metal	(2)	4/2018	USD	(99,551)	12,571
LME Aluminum Base Metal	(4)	4/2018	USD	(198,675)	25,833
LME Aluminum Base Metal	(4)	4/2018	USD	(198,717)	23,913
LME Aluminum Base Metal	(6)	4/2018	USD	(301,163)	36,770
LME Aluminum Base Metal	(8)	4/2018	USD	(398,412)	47,448

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(1)	4/2018	USD	$(167,173)	$11,111
LME Copper Base Metal	(1)	4/2018	USD	(165,838)	13,337
LME Copper Base Metal	(2)	4/2018	USD	(334,525)	18,593
LME Copper Base Metal	(2)	4/2018	USD	(334,413)	19,921
LME Copper Base Metal	(2)	4/2018	USD	(334,617)	20,361
LME Copper Base Metal	(4)	4/2018	USD	(669,175)	46,283
LME Copper Base Metal	(4)	4/2018	USD	(667,925)	54,132
LME Copper Base Metal	(4)	4/2018	USD	(669,058)	32,696
LME Copper Base Metal	(4)	4/2018	USD	(669,117)	34,340
LME Copper Base Metal	(5)	4/2018	USD	(835,505)	55,285
LME Copper Base Metal	(5)	4/2018	USD	(836,834)	50,784
LME Copper Base Metal	(9)	4/2018	USD	(1,505,306)	88,432
LME Copper Base Metal	(42)	4/2018	USD	(7,019,250)	499,078
LME Nickel Base Metal	(1)	4/2018	USD	(79,533)	(2,705)
LME Nickel Base Metal	(1)	4/2018	USD	(79,588)	1,623
LME Nickel Base Metal	(1)	4/2018	USD	(79,568)	2,474
LME Nickel Base Metal	(1)	4/2018	USD	(79,535)	(3,278)
LME Nickel Base Metal	(2)	4/2018	USD	(159,036)	(7,070)
LME Nickel Base Metal	(2)	4/2018	USD	(159,062)	(3,179)
LME Nickel Base Metal	(3)	4/2018	USD	(238,560)	(12,393)
LME Nickel Base Metal	(3)	4/2018	USD	(235,458)	(9,588)
LME Nickel Base Metal	(5)	4/2018	USD	(397,644)	(21,208)
LME Zinc Base Metal	(1)	4/2018	USD	(82,025)	2,723
LME Zinc Base Metal	(1)	4/2018	USD	(82,013)	3,610
LME Zinc Base Metal	(1)	4/2018	USD	(81,988)	3,010
LME Zinc Base Metal	(1)	4/2018	USD	(82,050)	3,022
LME Zinc Base Metal	(2)	4/2018	USD	(163,988)	6,494
Natural Gas	(793)	4/2018	USD	(21,672,690)	538,933
OMXS30 Index	(6)	4/2018	SEK	(109,512)	(1,880)
SGX FTSE China A50 Index	(9)	4/2018	USD	(113,985)	(1,120)
Sugar No. 11	(807)	4/2018	USD	(11,162,424)	1,064,131
Coffee ‘C’	(80)	5/2018	USD	(3,544,500)	111,628
LME Aluminum Base Metal	(1)	5/2018	USD	(49,919)	4,641
LME Aluminum Base Metal	(2)	5/2018	USD	(99,787)	7,123
LME Aluminum Base Metal	(3)	5/2018	USD	(149,561)	13,948
LME Aluminum Base Metal	(3)	5/2018	USD	(149,424)	16,834
LME Aluminum Base Metal	(3)	5/2018	USD	(149,813)	11,784
LME Aluminum Base Metal	(4)	5/2018	USD	(199,599)	16,749
LME Aluminum Base Metal	(4)	5/2018	USD	(199,442)	14,206
LME Aluminum Base Metal	(6)	5/2018	USD	(299,775)	21,913
LME Copper Base Metal	(1)	5/2018	USD	(167,550)	3,283
LME Copper Base Metal	(1)	5/2018	USD	(167,398)	11,514
LME Copper Base Metal	(1)	5/2018	USD	(167,544)	13,703
LME Copper Base Metal	(2)	5/2018	USD	(335,200)	14,044
LME Copper Base Metal	(2)	5/2018	USD	(334,998)	14,076
LME Copper Base Metal	(2)	5/2018	USD	(335,337)	15,565
LME Copper Base Metal	(5)	5/2018	USD	(836,906)	49,277
LME Copper Base Metal	(7)	5/2018	USD	(1,172,845)	70,200
LME Copper Base Metal	(45)	5/2018	USD	(7,540,740)	507,805

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Nickel Base Metal	(1)	5/2018	USD	$(79,673)	$3,782
LME Nickel Base Metal	(2)	5/2018	USD	(159,246)	(4,266)
LME Nickel Base Metal	(3)	5/2018	USD	(238,892)	(4,139)
LME Nickel Base Metal	(3)	5/2018	USD	(238,857)	48
LME Nickel Base Metal	(3)	5/2018	USD	(239,071)	10,369
LME Nickel Base Metal	(7)	5/2018	USD	(557,495)	7,348
LME Zinc Base Metal	(1)	5/2018	USD	(81,950)	5,821
LME Zinc Base Metal	(1)	5/2018	USD	(81,950)	5,549
LME Zinc Base Metal	(1)	5/2018	USD	(81,950)	6,340
LME Zinc Base Metal	(2)	5/2018	USD	(163,900)	4,944
LME Zinc Base Metal	(2)	5/2018	USD	(163,900)	9,919
LME Zinc Base Metal	(3)	5/2018	USD	(245,850)	8,612
LME Zinc Base Metal	(4)	5/2018	USD	(327,800)	20,528
LME Zinc Base Metal	(6)	5/2018	USD	(491,700)	25,632
Silver	(313)	5/2018	USD	(25,459,420)	498,778
Soybean Oil	(25)	5/2018	USD	(478,050)	(3,037)
Wheat	(24)	5/2018	USD	(541,200)	(951)
3 Month Canadian Bankers Acceptance	(58)	6/2018	CAD	(11,044,805)	(6,302)
3 Month Eurodollar	(500)	6/2018	USD	(122,124,999)	123,983
Australia 10 Year Bond	(583)	6/2018	AUD	(58,038,966)	(861,145)
Canada 10 Year Bond	(967)	6/2018	CAD	(100,028,788)	(1,875,329)
DAX Index	(93)	6/2018	EUR	(34,671,420)	83,717
DJIA CBOT E-Mini Index	(5)	6/2018	USD	(603,675)	(2,039)
Euro-Bobl	(3)	6/2018	EUR	(484,490)	(4,039)
FTSE 100 Index	(1,031)	6/2018	GBP	(101,160,486)	1,070,171
FTSE/JSE Top 40 Index	(798)	6/2018	ZAR	(33,288,337)	2,271,069
Japan 10 Year Bond	(204)	6/2018	JPY	(289,056,716)	(114,522)
Lean Hogs	(73)	6/2018	USD	(2,235,260)	15,704
Live Cattle	(71)	6/2018	USD	(2,913,130)	124,814
LME Aluminum Base Metal	(1)	6/2018	USD	(50,050)	2,676
LME Aluminum Base Metal	(1)	6/2018	USD	(50,019)	3,224
LME Aluminum Base Metal	(3)	6/2018	USD	(150,169)	7,161
LME Aluminum Base Metal	(3)	6/2018	USD	(150,188)	8,026
LME Aluminum Base Metal	(4)	6/2018	USD	(200,325)	8,180
LME Aluminum Base Metal	(4)	6/2018	USD	(200,288)	7,440
LME Aluminum Base Metal	(7)	6/2018	USD	(350,637)	8,443
LME Aluminum Base Metal	(8)	6/2018	USD	(400,900)	2,142
LME Aluminum Base Metal	(8)	6/2018	USD	(400,550)	16,643
LME Aluminum Base Metal	(8)	6/2018	USD	(400,842)	5,239
LME Aluminum Base Metal	(9)	6/2018	USD	(450,563)	15,858
LME Aluminum Base Metal	(11)	6/2018	USD	(550,275)	28,287
LME Aluminum Base Metal	(80)	6/2018	USD	(4,006,500)	153,925
LME Copper Base Metal	(1)	6/2018	USD	(167,787)	4,440
LME Copper Base Metal	(1)	6/2018	USD	(167,804)	7,131
LME Copper Base Metal	(1)	6/2018	USD	(167,838)	4,051
LME Copper Base Metal	(2)	6/2018	USD	(335,788)	4,880
LME Copper Base Metal	(2)	6/2018	USD	(335,813)	15,224
LME Copper Base Metal	(3)	6/2018	USD	(503,344)	2,670

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal	(3)	6/2018	USD	$(503,719)	$15,006
LME Copper Base Metal	(3)	6/2018	USD	(503,550)	1,514
LME Copper Base Metal	(4)	6/2018	USD	(671,366)	(6,784)
LME Copper Base Metal	(8)	6/2018	USD	(1,342,318)	2,883
LME Copper Base Metal	(10)	6/2018	USD	(1,678,243)	(36,377)
LME Copper Base Metal	(10)	6/2018	USD	(1,677,193)	52,655
LME Copper Base Metal	(155)	6/2018	USD	(26,013,844)	992,893
LME Nickel Base Metal	(1)	6/2018	USD	(79,720)	384
LME Nickel Base Metal	(1)	6/2018	USD	(79,728)	1,057
LME Nickel Base Metal	(1)	6/2018	USD	(79,724)	1,755
LME Nickel Base Metal	(1)	6/2018	USD	(79,776)	676
LME Nickel Base Metal	(1)	6/2018	USD	(79,779)	324
LME Nickel Base Metal	(1)	6/2018	USD	(79,751)	3,138
LME Nickel Base Metal	(1)	6/2018	USD	(79,747)	2,816
LME Nickel Base Metal	(2)	6/2018	USD	(159,510)	7,212
LME Nickel Base Metal	(2)	6/2018	USD	(159,545)	1,650
LME Nickel Base Metal	(4)	6/2018	USD	(319,034)	8,640
LME Nickel Base Metal	(20)	6/2018	USD	(1,595,520)	47,285
LME Zinc Base Metal	(1)	6/2018	USD	(81,850)	804
LME Zinc Base Metal	(1)	6/2018	USD	(81,855)	–
LME Zinc Base Metal	(2)	6/2018	USD	(163,857)	(1,036)
LME Zinc Base Metal	(2)	6/2018	USD	(163,730)	(1,324)
LME Zinc Base Metal	(2)	6/2018	USD	(163,900)	476
LME Zinc Base Metal	(2)	6/2018	USD	(163,882)	(305)
LME Zinc Base Metal	(2)	6/2018	USD	(163,888)	(1,245)
LME Zinc Base Metal	(2)	6/2018	USD	(163,800)	(2,247)
LME Zinc Base Metal	(3)	6/2018	USD	(245,850)	1,403
LME Zinc Base Metal	(3)	6/2018	USD	(245,813)	(980)
LME Zinc Base Metal	(3)	6/2018	USD	(245,850)	2,860
LME Zinc Base Metal	(3)	6/2018	USD	(245,850)	8,194
LME Zinc Base Metal	(4)	6/2018	USD	(327,500)	(5,826)
LME Zinc Base Metal	(5)	6/2018	USD	(409,750)	(6,057)
LME Zinc Base Metal	(6)	6/2018	USD	(491,607)	(5,805)
LME Zinc Base Metal	(49)	6/2018	USD	(4,014,325)	16,829
Long Gilt	(2,240)	6/2018	GBP	(385,988,867)	(4,779,118)
MEX BOLSA Index	(165)	6/2018	MXN	(4,207,772)	255,363
Nikkei 225 Index	(25)	6/2018	JPY	(5,042,056)	(200,089)
S&P 500 E-Mini Index	(605)	6/2018	USD	(79,950,750)	273,464
S&P/TSX 60 Index	(134)	6/2018	CAD	(18,846,432)	(96,600)
SPI 200 Index	(874)	6/2018	AUD	(96,260,932)	3,351,129
U.S. Treasury 2 Year Note	(2,753)	6/2018	USD	(585,313,608)	(248,524)
U.S. Treasury 5 Year Note	(1,448)	6/2018	USD	(165,739,437)	(640,357)
U.S. Treasury Long Bond	(244)	6/2018	USD	(35,776,500)	(1,037,005)
U.S. Treasury Ultra Bond	(105)	6/2018	USD	(16,849,219)	(630,622)
3 Month Canadian Bankers Acceptance	(589)	9/2018	CAD	(111,979,032)	7,467
3 Month Euro Euribor	(142)	9/2018	EUR	(43,818,570)	(7,155)
3 Month Eurodollar	(3,117)	9/2018	USD	(760,742,812)	2,571,212
3 Month Euroswiss	(10)	9/2018	CHF	(2,633,630)	(147)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
3 Month Canadian Bankers Acceptance	(546)	12/2018	CAD	$(103,655,663)	$8,191
3 Month Eurodollar	(3,111)	12/2018	USD	(758,345,137)	1,938,039
3 Month Canadian Bankers Acceptance	(390)	3/2019	CAD	(73,956,514)	(8,712)
3 Month Eurodollar	(2,493)	3/2019	USD	(607,107,824)	853,428
3 Month Eurodollar	(532)	6/2019	USD	(129,442,249)	709,853
3 Month Sterling	(558)	6/2019	GBP	(96,665,367)	98,726
3 Month Eurodollar	(473)	9/2019	USD	(115,027,687)	654,075
3 Month Sterling	(521)	9/2019	GBP	(90,200,834)	89,731
3 Month Eurodollar	(431)	12/2019	USD	(104,749,162)	491,051
3 Month Sterling	(479)	12/2019	GBP	(82,878,963)	82,885
3 Month Eurodollar	(404)	3/2020	USD	(98,177,049)	(73,992)
3 Month Sterling	(438)	3/2020	GBP	(75,754,213)	4,728

					10,740,317

					$13,868,938

Forward foreign currency contracts outstanding as of March 31, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
BRL	1,361,600	USD	408,956	CITI**	6/20/2018	$687
BRL	2,042,400	USD	613,435	JPMC**	6/20/2018	1,029
CAD	23,923,500	USD	18,520,173	CITI	6/20/2018	76,643
CAD	33,755,250	USD	26,150,227	JPMC	6/20/2018	89,251
CLP	285,387,200	USD	471,696	CITI**	6/20/2018	770
CLP	428,080,800	USD	707,545	JPMC**	6/20/2018	1,155
CNY	74,043,600	USD	11,652,605	CITI**	6/20/2018	109,500
CNY	111,065,400	USD	17,478,929	JPMC**	6/20/2018	164,228
COP	6,665,050,323	USD	2,319,137	CITI**	6/20/2018	59,854
COP	9,997,575,477	USD	3,478,710	JPMC**	6/20/2018	89,774
CZK	112,000,000	USD	5,424,858	CITI	6/20/2018	24,129
CZK	168,000,000	USD	8,137,297	JPMC	6/20/2018	36,183
EUR	6,069,657	USD	7,487,286	CITI	6/20/2018	25,170
EUR	10,255,885	USD	12,655,572	JPMC	6/20/2018	38,208
GBP	37,390,000	USD	52,215,520	CITI	6/20/2018	417,035
GBP	56,085,002	USD	78,326,643	JPMC	6/20/2018	622,195
HUF	63,589,750	USD	250,445	CITI	6/20/2018	1,357
HUF	95,384,625	USD	375,668	JPMC	6/20/2018	2,036
IDR	27,969,554,136	USD	2,016,108	CITI**	6/20/2018	9,252
IDR	41,954,331,210	USD	3,024,166	JPMC**	6/20/2018	13,875
INR	45,558,800	USD	690,807	CITI**	6/20/2018	3,086
INR	68,338,200	USD	1,036,211	JPMC**	6/20/2018	4,629

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPY	7,926,954,185	USD	74,645,598	CITI	6/20/2018	$244,831
JPY	11,890,431,272	USD	111,968,537	JPMC	6/20/2018	367,109
KRW	26,344,071,652	USD	24,702,706	CITI**	6/20/2018	147,369
KRW	39,516,107,476	USD	37,054,105	JPMC**	6/20/2018	221,007
MXN	1,803,477,200	USD	94,758,118	CITI	6/20/2018	3,228,932
MXN	2,705,215,800	USD	142,137,354	JPMC	6/20/2018	4,843,215
NOK	85,662,000	USD	10,949,878	CITI	6/20/2018	5,561
NOK	128,493,000	USD	16,423,838	JPMC	6/20/2018	9,319
NZD	41,728,201	USD	30,137,134	CITI	6/20/2018	12,073
NZD	62,592,299	USD	45,205,756	JPMC	6/20/2018	18,052
PHP	23,562,600	USD	447,152	CITI**	6/20/2018	577
PHP	35,343,900	USD	670,729	JPMC**	6/20/2018	865
PLN	8,217,000	USD	2,398,409	CITI	6/20/2018	5,625
PLN	12,325,500	USD	3,597,618	JPMC	6/20/2018	8,433
SGD	3,104,800	USD	2,361,816	CITI	6/20/2018	10,532
SGD	4,657,200	USD	3,542,728	JPMC	6/20/2018	15,795
TWD	111,552,800	USD	3,851,834	CITI**	6/20/2018	11,542
TWD	167,329,200	USD	5,777,758	JPMC**	6/20/2018	17,309
USD	102,863,907	AUD	132,260,800	CITI	6/20/2018	1,260,900
USD	154,294,084	AUD	198,391,200	JPMC	6/20/2018	1,889,574
USD	81,836,301	BRL	268,570,398	CITI**	6/20/2018	1,035,863
USD	122,754,300	BRL	402,855,602	JPMC**	6/20/2018	1,553,642
USD	20,812,738	CAD	26,588,800	CITI	6/20/2018	144,064
USD	31,219,068	CAD	39,883,200	JPMC	6/20/2018	216,057
USD	138,466,919	CHF	129,071,600	CITI	6/20/2018	2,542,987
USD	207,700,119	CHF	193,607,400	JPMC	6/20/2018	3,814,220
USD	9,164,024	CLP	5,465,058,406	CITI**	6/20/2018	116,472
USD	13,746,018	CLP	8,197,587,610	JPMC**	6/20/2018	174,692
USD	237,942	CNY	1,496,400	CITI**	6/20/2018	233
USD	356,913	CNY	2,244,600	JPMC**	6/20/2018	350
USD	1,580,178	CZK	32,000,000	CITI	6/20/2018	23,325
USD	2,370,264	CZK	48,000,000	JPMC	6/20/2018	34,984
USD	57,549,878	EUR	46,364,000	CITI	6/20/2018	164,832
USD	86,324,709	EUR	69,546,000	JPMC	6/20/2018	247,140
USD	643,896	GBP	456,000	CITI	6/20/2018	2,001
USD	965,843	GBP	684,000	JPMC	6/20/2018	3,000
USD	14,359,800	HKD	112,045,200	CITI	6/20/2018	46,006
USD	21,539,673	HKD	168,067,800	JPMC	6/20/2018	68,983
USD	991,150	HUF	248,659,197	CITI	6/20/2018	6,508
USD	1,486,723	HUF	372,988,795	JPMC	6/20/2018	9,761
USD	740,485	IDR	10,189,203,661	CITI**	6/20/2018	2,654
USD	1,110,726	IDR	15,283,805,491	JPMC**	6/20/2018	3,981
USD	32,324,541	ILS	111,761,200	CITI	6/20/2018	308,496
USD	48,486,752	ILS	167,641,801	JPMC	6/20/2018	462,685
USD	141,815	INR	9,296,000	CITI**	6/20/2018	230
USD	212,722	INR	13,944,000	JPMC**	6/20/2018	345
USD	39,148,780	JPY	4,123,463,610	CITI	6/20/2018	192,081
USD	58,723,089	JPY	6,185,195,414	JPMC	6/20/2018	288,040
USD	40,904,775	NOK	318,356,229	CITI	6/20/2018	189,734
USD	61,357,085	NOK	477,534,340	JPMC	6/20/2018	284,523

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	12,552,844	NZD	17,252,400	CITI	6/20/2018	$87,744
USD	18,829,242	NZD	25,878,600	JPMC	6/20/2018	131,592
USD	2,472,012	PHP	129,586,800	CITI**	6/20/2018	9,644
USD	3,708,013	PHP	194,380,200	JPMC**	6/20/2018	14,462
USD	6,974,009	PLN	23,757,200	CITI	6/20/2018	23,406
USD	10,459,749	PLN	35,635,800	JPMC	6/20/2018	33,845
USD	116,099,045	SEK	944,393,594	CITI	6/20/2018	2,322,947
USD	174,152,884	SEK	1,416,590,404	JPMC	6/20/2018	3,488,736
USD	71,578	SGD	93,600	CITI	6/20/2018	60
USD	107,367	SGD	140,400	JPMC	6/20/2018	89
USD	106,189	THB	3,311,600	CITI	6/20/2018	4
USD	159,284	THB	4,967,400	JPMC	6/20/2018	5
USD	16,748,458	TRY	66,242,400	CITI	6/20/2018	345,971
USD	25,124,417	TRY	99,363,600	JPMC	6/20/2018	520,683
USD	1,320,509	TWD	38,093,600	CITI**	6/20/2018	1,225
USD	1,980,761	TWD	57,140,400	JPMC**	6/20/2018	1,835
USD	7,142,790	ZAR	84,711,600	CITI	6/20/2018	63,534
USD	10,714,697	ZAR	127,067,400	JPMC	6/20/2018	95,814
ZAR	152,744,198	USD	12,663,092	CITI	6/20/2018	101,576
ZAR	229,116,300	USD	18,994,662	JPMC	6/20/2018	152,335

Total unrealized appreciation						33,442,062

AUD	174,620,800	USD	136,469,395	CITI	6/20/2018	(2,325,353)
AUD	261,931,200	USD	204,704,110	JPMC	6/20/2018	(3,488,047)
BRL	96,302,800	USD	29,293,291	CITI**	6/20/2018	(320,223)
BRL	144,454,200	USD	43,939,992	JPMC**	6/20/2018	(480,389)
CAD	67,316,500	USD	52,858,232	CITI	6/20/2018	(530,080)
CAD	100,974,750	USD	79,286,464	JPMC	6/20/2018	(794,236)
CHF	27,470,400	USD	29,488,527	CITI	6/20/2018	(559,740)
CHF	41,205,600	USD	44,232,846	JPMC	6/20/2018	(839,665)
CLP	3,011,256,800	USD	5,078,526	CITI**	6/20/2018	(93,312)
CLP	4,516,885,200	USD	7,617,799	JPMC**	6/20/2018	(139,974)
COP	160,795,200	USD	57,785	CITI**	6/20/2018	(392)
COP	241,192,800	USD	86,678	JPMC**	6/20/2018	(588)
CZK	228,000,000	USD	11,146,629	CITI	6/20/2018	(54,049)
CZK	342,000,000	USD	16,719,965	JPMC	6/20/2018	(81,096)
EUR	87,789,941	USD	109,221,399	CITI	6/20/2018	(563,177)
EUR	130,533,512	USD	162,406,247	JPMC	6/20/2018	(844,008)
GBP	31,610,000	USD	44,704,750	CITI	6/20/2018	(208,492)
GBP	47,415,000	USD	67,057,209	JPMC	6/20/2018	(312,822)
HKD	39,454,400	USD	5,050,560	CITI	6/20/2018	(10,255)
HKD	59,181,600	USD	7,575,849	JPMC	6/20/2018	(15,391)
HUF	788,579,859	USD	3,139,691	CITI	6/20/2018	(17,072)
HUF	1,182,869,790	USD	4,710,499	JPMC	6/20/2018	(26,568)
IDR	7,526,858,742	USD	548,136	CITI**	6/20/2018	(3,093)
IDR	11,290,288,112	USD	822,205	JPMC**	6/20/2018	(4,642)
ILS	3,110,400	USD	906,857	CITI	6/20/2018	(15,824)
ILS	4,665,600	USD	1,360,287	JPMC	6/20/2018	(23,742)
INR	956,800	USD	14,619	CITI**	6/20/2018	(46)
INR	1,435,200	USD	21,929	JPMC**	6/20/2018	(70)
JPY	5,512,488,573	USD	52,412,297	CITI	6/20/2018	(332,694)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPY	8,268,732,860	USD	78,618,660	JPMC	6/20/2018	$(499,253)
NOK	412,368,400	USD	52,995,566	CITI	6/20/2018	(257,172)
NOK	618,552,600	USD	79,492,291	JPMC	6/20/2018	(384,699)
NZD	63,540,999	USD	46,553,039	CITI	6/20/2018	(643,784)
NZD	95,311,499	USD	69,829,448	JPMC	6/20/2018	(965,562)
PHP	85,089,000	USD	1,623,580	CITI**	6/20/2018	(6,745)
PHP	127,633,500	USD	2,435,373	JPMC**	6/20/2018	(10,120)
PLN	106,831,800	USD	31,564,326	CITI	6/20/2018	(308,728)
PLN	160,247,700	USD	47,346,548	JPMC	6/20/2018	(463,151)
SEK	89,878,800	USD	10,996,877	CITI	6/20/2018	(168,702)
SEK	134,818,200	USD	16,494,943	JPMC	6/20/2018	(252,682)
SGD	296,400	USD	227,128	CITI	6/20/2018	(652)
SGD	444,600	USD	340,693	JPMC	6/20/2018	(978)
TRY	184,032,400	USD	46,901,671	CITI	6/20/2018	(1,332,831)
TRY	276,048,600	USD	70,348,883	JPMC	6/20/2018	(1,995,622)
TWD	788,800	USD	27,385	CITI**	6/20/2018	(67)
TWD	1,183,200	USD	41,078	JPMC**	6/20/2018	(101)
USD	3,581,061	AUD	4,677,200	CITI	6/20/2018	(11,973)
USD	5,371,585	AUD	7,015,800	JPMC	6/20/2018	(17,966)
USD	1,080,850	BRL	3,616,400	CITI**	6/20/2018	(7,158)
USD	1,621,273	BRL	5,424,600	JPMC**	6/20/2018	(10,739)
USD	45,145,490	CAD	58,422,000	CITI	6/20/2018	(268,567)
USD	67,695,409	CAD	87,603,000	JPMC	6/20/2018	(402,356)
USD	860,135	CLP	522,326,803	CITI**	6/20/2018	(4,592)
USD	1,290,200	CLP	783,490,205	JPMC**	6/20/2018	(6,891)
USD	2,266,252	CNY	14,445,200	CITI**	6/20/2018	(28,422)
USD	3,399,374	CNY	21,667,800	JPMC**	6/20/2018	(42,638)
USD	191,292	COP	549,874,406	CITI**	6/20/2018	(4,978)
USD	286,937	COP	824,811,610	JPMC**	6/20/2018	(7,467)
USD	14,973,391	EUR	12,111,600	CITI	6/20/2018	(17,221)
USD	22,460,059	EUR	18,167,400	JPMC	6/20/2018	(25,859)
USD	33,662,834	GBP	24,199,600	CITI	6/20/2018	(402,072)
USD	50,495,736	GBP	36,299,400	JPMC	6/20/2018	(601,621)
USD	1,032,092	HUF	261,588,800	CITI	6/20/2018	(3,747)
USD	1,548,136	HUF	392,383,200	JPMC	6/20/2018	(5,624)
USD	2,404,046	IDR	33,396,378,945	CITI**	6/20/2018	(14,286)
USD	3,606,064	IDR	50,094,568,415	JPMC**	6/20/2018	(21,435)
USD	315,552	ILS	1,106,800	CITI	6/20/2018	(1,511)
USD	473,327	ILS	1,660,200	JPMC	6/20/2018	(2,268)
USD	4,570,144	INR	301,308,000	CITI**	6/20/2018	(18,991)
USD	6,855,207	INR	451,962,000	JPMC**	6/20/2018	(28,496)
USD	6,934,697	JPY	734,405,994	CITI	6/20/2018	(3,653)
USD	10,402,032	JPY	1,101,608,990	JPMC	6/20/2018	(5,492)
USD	52,897,138	KRW	56,917,507,485	CITI**	6/20/2018	(792,520)
USD	79,345,609	KRW	85,376,261,228	JPMC**	6/20/2018	(1,188,880)
USD	23,921,605	MXN	454,938,400	CITI	6/20/2018	(796,240)
USD	35,882,264	MXN	682,407,600	JPMC	6/20/2018	(1,194,503)
USD	22,505,895	NOK	176,864,573	CITI	6/20/2018	(113,574)
USD	33,758,800	NOK	265,296,859	JPMC	6/20/2018	(170,402)
USD	3,208,006	NZD	4,456,000	CITI	6/20/2018	(11,515)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	4,811,672	NZD	6,684,000	JPMC	6/20/2018	$(17,610)
USD	1,057,225	PHP	55,684,400	CITI**	6/20/2018	(873)
USD	1,585,835	PHP	83,526,600	JPMC**	6/20/2018	(1,312)
USD	1,883,547	PLN	6,452,800	CITI	6/20/2018	(4,338)
USD	2,826,091	PLN	9,679,200	JPMC	6/20/2018	(5,737)
USD	1,196,044	SEK	9,934,800	CITI	6/20/2018	(854)
USD	1,794,064	SEK	14,902,200	JPMC	6/20/2018	(1,283)
USD	16,304,868	SGD	21,442,800	CITI	6/20/2018	(79,369)
USD	24,457,271	SGD	32,164,200	JPMC	6/20/2018	(119,084)
USD	12,206,803	TRY	49,768,800	CITI	6/20/2018	(116,607)
USD	18,310,080	TRY	74,653,200	JPMC	6/20/2018	(175,033)
USD	2,206,943	TWD	63,932,400	CITI**	6/20/2018	(7,210)
USD	3,310,410	TWD	95,898,600	JPMC**	6/20/2018	(10,819)
USD	1,080,400	ZAR	13,049,200	CITI	6/20/2018	(10,107)
USD	1,620,598	ZAR	19,573,800	JPMC	6/20/2018	(15,163)
ZAR	159,911,399	USD	13,502,356	CITI	6/20/2018	(138,735)
ZAR	239,867,101	USD	20,253,559	JPMC	6/20/2018	(208,130)

Total unrealized depreciation						(26,521,810)

Net unrealized appreciation						$6,920,252

** Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF- Swiss Franc

CLP - Chilean Peso

CNY - Chinese Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at March 31, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HKD/USD 1 Month Forward FX Swap Rate plus or minus a specified spread (0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	61 months maturity 07/13/2022	$4,919,636	$(53,901)	$(6,883)	$(60,784)

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR plus or minus a specified spread (0.03%), which is denominated in AUD based on the local currencies of the positions within the swap.	61 months maturity 05/23/2022	$20,253,388	$(1,528,583)	$373,895	$(1,154,688)

DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the OBFR plus or minus a specified spread (0.00%), which is denominated in USD based on the local currencies of the positions within the swap.	85 months maturity 11/22/2021	$53,698	$(1,257)	$–	$(1,257)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the WIBOR plus or minus a specified spread (-0.10% to 0.07%), which is denominated in PLN based on the local currencies of the positions within the swap.	45-57 months maturity 11/19/2021	$18,686,260	$(1,712,841)	$(128,889)	$(1,841,730)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Mexico Equilibrium Interbank Interest Rate plus or minus a specified spread (-0.08% to 0.05%), which is denominated in MXN based on the local currencies of the positions within the swap.	45-57 months maturity ranging from 11/19/2021-11/22/2021	$18,964,588	$(426,719)	$(162,924)	$(589,643)

See notes to Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR plus or minus a specified spread (0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	50 months maturity 11/19/2021	$3,342,840	$35,467	$(2,045)	$33,422

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	47 months maturity 11/19/2021	$2,659,313	$(21,851)	$(1,557)	$(23,408)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-0.04%), which is denominated in EUR based on the local currencies of the positions within the swap.	48 months maturity 11/19/2021	$11,357,854	$1,732,831	$(327,314)	$1,405,517

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the NIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in NOK based on the local currencies of the positions within the swap.	36 months maturity 01/14/2021	$18,101,292	$413,519	$159,694	$573,213

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (0.25%), which is denominated in GBP based on the local currencies of the positions within the swap.	36-39 months maturity 01/14/2021	$4,152,933	$229,684	$28,823	$258,507

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	36-37 months maturity 01/14/2021	$20,439,046	$(297,916)	$239,462	$(58,454)

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CDOR plus or minus a specified spread (-0.30% to 0.35%), which is denominated in CAD based on the local currencies of the positions within the swap.	36-40 months maturity 01/14/2021	$24,335,877	$(361,794)	$54,735	$(307,059)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-0.45%), which is denominated in CHF based on the local currencies of the positions within the swap.	43 months maturity 01/14/2021	$14,562,212	$52,037	$(694,528)	$(642,491)

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the RBACR plus or minus a specified spread (0.45%), which is denominated in AUD based on the local currencies of the positions within the swap.	24 months maturity 12/24/2019	$3,802,198	$(381,497)	$74,215	$(307,282)

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Effective Rate plus or minus a specified spread (-0.25%), which is denominated in USD based on the local currencies of the positions within the swap.	24 months maturity 01/23/2020	$1,497,600	$38,400	$2,005	$40,405

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CAD/USD Overnight Forward FX Swap Rate plus or minus a specified spread (0.33%), which is denominated in CAD based on the local currencies of the positions within the swap.	22-25 months maturity 11/13/2019	$547,537	$(39,043)	$2,896	$(36,147)

BANA	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-0.35% to 0.50%), which is denominated in EUR based on the local currencies of the positions within the swap.	25 months maturity ranging from 11/26/2018-01/27/2020	$75,868,497	$1,370,773	$327,653	$1,698,426

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	PRINCIPAL	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Convertible Bond

Germany
Bayer Capital Corp. BV 5.63%, 11/22/2019	$34,000,000	$44,442,384	$2,109,605	124.2%

	SHARES
Short Positions

Common Stock

Germany
Bayer AG (Registered)	(278,764)	(31,426,113)	(738,832)	(43.5)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EUR/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.25% to 0.04%), which is denominated in EUR based on the local currencies of the positions within the swap.	73 months maturity 12/19/2018	$148,287,961	$1,189,456	$2,697,607	$3,887,063

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

France
Air France-KLM	421,308	$4,701,307	$(1,460,048)	(37.6)%
Amundi SA	4,328	347,570	(37,663)	(1.0)
Atos SE	87,059	11,927,889	1,844,406	47.4
Capgemini SE	2,131	265,895	(2,874)	(0.1)
Casino Guichard Perrachon SA	28,553	1,398,491	(359,567)	(9.3)
Cie Generale des Etablissements Michelin SCA	7,272	1,076,567	(46,902)	(1.2)
CNP Assurances	126,770	3,200,209	571,388	14.7
Eiffage SA	5,705	649,750	164,624	4.2
Elior Group SA	23,786	517,414	(4,824)	(0.1)
Engie SA	455,553	7,607,048	(345,152)	(8.9)
Eutelsat Communications SA	66,606	1,320,161	(167,833)	(4.3)
Faurecia SA	119,617	9,678,942	3,379,191	86.9
Ipsen SA	9,508	1,477,882	387,430	10.0
Kering SA	7,528	3,610,559	214,685	5.5
Lagardere SCA	219,962	6,283,027	(55,674)	(1.4)
Orange SA	19,195	326,274	(18,144)	(0.5)
Peugeot SA	305,881	7,365,426	868,507	22.3
Renault SA	32,759	3,975,233	527,717	13.6
Rexel SA	29,732	503,652	(60,739)	(1.6)
Sanofi	11,456	919,230	(66,760)	(1.7)
SPIE SA	24,288	537,406	(119,070)	(3.1)
Teleperformance	14,351	2,225,507	528,361	13.6
Thales SA	17,354	2,114,124	291,285	7.5
TOTAL SA	7,729	443,024	6,477	0.2
Ubisoft Entertainment SA	19,208	1,625,612	442,904	11.4
Veolia Environnement SA	35,364	840,156	(12,482)	(0.3)

Short Positions

Common Stock

France
Accor SA	(41,474)	(2,240,627)	(520,337)	(13.4)
Air Liquide SA	(13,180)	(1,617,419)	(220,422)	(5.7)
Airbus SE	(62,034)	(7,180,916)	(747,104)	(19.2)
AXA SA	(9,114)	(242,278)	(2,844)	(0.1)
Bollore SA	(557,042)	(2,971,480)	(703,308)	(18.1)
Bureau Veritas SA	(57,833)	(1,503,315)	(144,069)	(3.7)
Carrefour SA	(155,167)	(3,218,148)	173,684	4.5
Edenred	(207,993)	(7,234,528)	(1,955,934)	(50.3)
Electricite de France SA	(468,078)	(6,777,089)	(1,118,179)	(28.8)
Essilor International Cie Generale d’Optique SA	(3,995)	(538,928)	(6,798)	(0.2)
Getlink SE	(474,816)	(6,778,397)	(1,433,825)	(36.9)
Hermes International	(562)	(333,126)	(25,958)	(0.7)
Iliad SA	(31,775)	(6,578,200)	1,447,642	37.2
Ingenico Group SA	(42,176)	(3,423,304)	953,662	24.5
JCDecaux SA	(105,334)	(3,663,032)	160,066	4.1
L’Oreal SA	(8,753)	(1,976,941)	(34,956)	(0.9)
Publicis Groupe SA	(17,874)	(1,244,599)	5,586	0.1
Remy Cointreau SA	(48,668)	(6,942,189)	(2,206,406)	(56.8)
Safran SA	(6,065)	(643,677)	12,219	0.3
Societe Generale SA	(7,118)	(386,581)	(6,557)	(0.2)
Suez	(70,746)	(1,025,106)	(31,954)	(0.8)
Valeo SA	(28,417)	(1,879,788)	25,584	0.7
Vivendi SA	(57,213)	(1,483,809)	(105,888)	(2.7)

Luxembourg
SES SA	(191,493)	(2,592,044)	1,162,009	29.9

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
DTBK	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the GBP/USD 1 Week Forward FX Swap Rate plus or minus a specified spread (-0.60% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	73 months maturity 12/19/2018	$374,380,829	$12,427,121	$(2,003,868)	$10,423,253

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
BHP Billiton plc	184,989	$3,655,977	$(186,874)	(1.8)%

Netherlands
Royal Dutch Shell plc	178,172	5,637,099	(117,422)	(1.1)

South Africa
Investec plc	756,726	5,848,213	483,271	4.6

United Kingdom
AstraZeneca plc	111,349	7,654,268	(222,448)	(2.1)
BAE Systems plc	400,387	3,275,843	(69,648)	(0.7)
Barclays plc	2,237,130	6,537,133	298,136	2.9
BT Group plc	3,110,111	9,926,886	(1,993,725)	(19.1)
Close Brothers Group plc	217,110	4,378,598	202,228	1.9
DCC plc	40,190	3,702,992	(136,149)	(1.3)
Dixons Carphone plc	1,359,669	3,555,391	(1,311,324)	(12.6)
GlaxoSmithKline plc	253,870	4,930,419	(289,103)	(2.8)
Imperial Brands plc	149,491	5,090,094	(1,746,780)	(16.8)
Inchcape plc	471,615	4,572,475	8,710	0.1
Indivior plc	563,786	3,222,790	524,594	5.0
Intermediate Capital Group plc	464,894	6,421,179	1,931,968	18.5
Lloyds Banking Group plc	6,143,521	5,588,310	(320,450)	(3.1)
Man Group plc	1,731,004	4,174,110	187,926	1.8
National Grid plc	364,498	4,102,966	(526,517)	(5.1)
Old Mutual plc	1,268,136	4,267,144	644,669	6.2
Persimmon plc	290,543	10,312,023	825,395	7.9
Rio Tinto plc	95,973	4,870,059	(123,288)	(1.2)
Royal Mail plc	518,336	3,934,057	797,980	7.7
Smith & Nephew plc	597,417	11,175,877	37,170	0.4
SSE plc	194,516	3,489,488	(354,829)	(3.4)
Taylor Wimpey plc	1,951,912	5,056,815	154,145	1.5

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Short Positions

Common Stock

Jordan
Hikma Pharmaceuticals plc	(212,873)	$(3,620,298)	$1,160,780	11.1%
South Africa
Mediclinic International plc	(421,407)	(3,555,469)	786,336	7.5

United Kingdom
Admiral Group plc	(223,149)	(5,775,631)	927,655	8.9
Aggreko plc	(674,128)	(6,946,251)	2,069,958	19.9
Auto Trader Group plc	(782,154)	(3,844,618)	230,511	2.2
Babcock International Group plc	(432,965)	(4,064,082)	291,588	2.8
Centrica plc	(2,915,592)	(5,837,816)	(161,236)	(1.5)
Cobham plc	(2,155,885)	(3,715,048)	227,535	2.2
easyJet plc	(204,966)	(4,620,324)	(986,356)	(9.5)
Experian plc	(189,695)	(4,102,472)	34,439	0.3
Greene King plc	(666,387)	(4,407,659)	1,383,192	13.3
Hargreaves Lansdown plc	(547,568)	(12,568,664)	(2,406,469)	(23.1)
Inmarsat plc	(678,367)	(3,449,230)	2,912,660	27.9
International Consolidated Airlines Group SA	(541,767)	(4,676,177)	139,719	1.3
John Wood Group plc	(1,483,331)	(11,271,281)	2,519,512	24.2
Just Eat plc	(646,052)	(6,326,389)	(574,507)	(5.5)
Merlin Entertainments plc	(818,875)	(3,981,833)	5,148	0.0
Micro Focus International plc	(274,239)	(3,829,368)	2,107,449	20.2
Pearson plc	(425,099)	(4,481,778)	(294,376)	(2.8)
Petrofac Ltd.	(679,781)	(4,849,019)	(711,105)	(6.8)
Rightmove plc	(74,709)	(4,560,547)	(154,855)	(1.5)
Rotork plc	(847,549)	(3,387,514)	(674,888)	(6.5)
Schroders plc	(71,934)	(3,227,553)	(345,230)	(3.3)
Tesco plc	(2,506,890)	(7,253,699)	(613,481)	(5.9)
Weir Group plc (The)	(232,026)	(6,504,067)	(231,179)	(2.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Rand Overnight Deposit Rate plus or minus a specified spread (-0.30% to 0.06%), which is denominated in ZAR based on the local currencies of the positions within the swap.	45-57 months maturity 11/22/2021	$31,460,293	$(1,911,440)	$385,461	$(1,525,979)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

South Africa
Anglo American Platinum Ltd.	25,204	$691,541	$(114,285)	7.5%
Aspen Pharmacare Holdings Ltd.	10,969	240,678	(2,422)	0.2
Exxaro Resources Ltd.	508,798	4,696,282	(996,198)	65.3
Foschini Group Ltd. (The)	19,694	371,478	70,542	(4.6)
Mondi Ltd.	81,472	2,217,701	71,234	(4.7)
Mr Price Group Ltd.	96,303	2,315,883	143,062	(9.4)
Naspers Ltd.	3,020	739,033	(156,135)	10.2
PSG Group Ltd.	3,876	73,725	(500)	0.0
RMB Holdings Ltd.	303,786	1,980,971	278,535	(18.3)
Tiger Brands Ltd.	34,942	1,093,627	(48,894)	3.2
Woolworths Holdings Ltd.	6,813	34,538	(2,885)	0.2

Short Positions

Common Stock

South Africa
Brait SE	(238,217)	(728,464)	78,974	(5.2)
Coronation Fund Managers Ltd.	(231,894)	(1,585,602)	(257,304)	16.9
Discovery Ltd.	(414,627)	(5,981,697)	(1,063,447)	69.7
FirstRand Ltd.	(95,425)	(539,223)	11,541	(0.8)
Impala Platinum Holdings Ltd.	(292,310)	(582,134)	270,582	(17.7)
Life Healthcare Group Holdings Ltd.	(705,090)	(1,648,736)	(31,136)	2.0
MMI Holdings Ltd.	(124,028)	(231,246)	444	(0.0)
MTN Group Ltd.	(53,290)	(535,997)	62,536	(4.1)
Nedbank Group Ltd.	(33,281)	(802,151)	(126,105)	8.3
Pick n Pay Stores Ltd.	(34,814)	(202,055)	(25,622)	1.7
Pioneer Foods Group Ltd.	(105,825)	(1,115,470)	21,536	(1.4)
Sanlam Ltd.	(55,986)	(404,456)	18,164	(1.2)
Sasol Ltd.	(20,220)	(689,829)	(19,611)	1.3
Shoprite Holdings Ltd.	(28,955)	(618,156)	36,341	(2.4)
Telkom SA SOC Ltd.	(298,324)	(1,339,620)	(130,387)	8.5

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR or HONIX plus or minus a specified spread (-0.85% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	45-57 months maturity 11/19/2021	$137,290,912	$9,520,619	$738,016	$10,258,635

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

China
AAC Technologies Holdings, Inc.	105,000	$1,924,080	$(119,299)	(1.2)%
ANTA Sports Products Ltd.	317,000	1,618,225	97,969	1.0
Beijing Capital International Airport Co. Ltd.	2,920,000	3,943,690	197,439	1.9
China Cinda Asset Management Co. Ltd.	8,060,000	2,951,059	(245,123)	(2.4)
China Construction Bank Corp.	2,165,000	2,261,351	486,460	4.7
China Huarong Asset Management Co. Ltd.	5,188,000	2,199,143	(89,708)	(0.9)
China Mengniu Dairy Co. Ltd.	551,000	1,901,544	693,637	6.8
China Resources Power Holdings Co. Ltd.	1,320,000	2,420,143	(58,590)	(0.6)
CSPC Pharmaceutical Group Ltd.	1,844,000	4,970,528	2,125,206	20.7
Far East Horizon Ltd.	1,148,000	1,219,301	163,774	1.6
Geely Automobile Holdings Ltd.	1,487,000	4,357,265	550,395	5.4
Guangdong Investment Ltd.	786,000	1,245,234	101,531	1.0
Haitian International Holdings Ltd.	768,000	2,335,142	220,922	2.2
Industrial & Commercial Bank of China Ltd.	1,742,000	1,518,129	374,388	3.6
People’s Insurance Co. Group of China Ltd. (The)	8,004,000	3,785,477	383,032	3.7
PICC Property & Casualty Co. Ltd.	1,590,000	2,809,576	201,629	2.0
Sinopec Engineering Group Co. Ltd.	1,122,500	1,119,524	87,260	0.9
Sinopec Shanghai Petrochemical Co. Ltd.	7,367,000	4,501,594	399,754	3.9
Tencent Holdings Ltd.	25,500	1,368,829	78,582	0.8
Weichai Power Co. Ltd.	3,806,000	4,304,386	1,105,817	10.8

Hong Kong
Haier Electronics Group Co. Ltd.	429,000	1,538,036	381,394	3.7
Sino Biopharmaceutical Ltd.	2,215,999	4,404,059	2,543,149	24.8
Sun Art Retail Group Ltd.	1,237,000	1,447,556	46,909	0.5

Short Positions

Common Stock

China
Alibaba Health Information Technology Ltd.	(4,878,000)	(2,442,069)	(103,257)	(1.0)
AviChina Industry & Technology Co. Ltd.	(2,087,000)	(1,482,660)	(387,726)	(3.8)
Beijing Enterprises Water Group Ltd.	(2,380,000)	(1,339,089)	486,895	4.7
Brilliance China Automotive Holdings Ltd.	(582,000)	(1,228,768)	(226,920)	(2.2)
BYD Co. Ltd.	(158,500)	(1,262,123)	246,332	2.4
CGN Power Co. Ltd.	(20,919,000)	(5,442,189)	805,253	7.8
China Everbright Bank Co. Ltd.	(2,327,000)	(1,127,394)	(22,001)	(0.2)
China Life Insurance Co. Ltd.	(704,000)	(1,968,237)	279,787	2.7
China Minsheng Banking Corp. Ltd.	(1,744,500)	(1,710,994)	244,805	2.4
China Pacific Insurance Group Co. Ltd.	(951,600)	(4,318,090)	286,525	2.8
China Railway Construction Corp. Ltd.	(1,128,500)	(1,135,627)	272,289	2.7
China State Construction International Holdings Ltd.	(1,924,000)	(2,362,897)	361,250	3.5
China Unicom Hong Kong Ltd.	(1,580,000)	(2,021,296)	106,424	1.0
CITIC Securities Co. Ltd.	(538,500)	(1,248,068)	(135,292)	(1.3)
ENN Energy Holdings Ltd.	(375,000)	(3,370,840)	(559,519)	(5.5)
Fosun International Ltd.	(608,000)	(1,333,993)	(363,502)	(3.5)
GF Securities Co. Ltd.	(634,800)	(1,175,807)	203,448	2.0
Haitong Securities Co. Ltd.	(1,951,600)	(2,599,454)	628,423	6.1
Huaneng Renewables Corp. Ltd.	(2,988,000)	(1,125,080)	(107,522)	(1.0)
Huatai Securities Co. Ltd.	(825,000)	(1,600,837)	61,047	0.6
Kunlun Energy Co. Ltd.	(2,102,000)	(1,825,522)	281,731	2.7
Lenovo Group Ltd.	(9,866,000)	(5,074,392)	544,781	5.3
New China Life Insurance Co. Ltd.	(292,400)	(1,381,586)	81,888	0.8
Shanghai Fosun Pharmaceutical Group Co. Ltd.	(425,000)	(2,632,945)	(850,835)	(8.3)
Yanzhou Coal Mining Co. Ltd.	(2,634,000)	(3,404,156)	(990,736)	(9.7)
Zijin Mining Group Co. Ltd.	(4,348,000)	(1,979,229)	(505,100)	(4.9)

Hong Kong
China Gas Holdings Ltd.	(665,200)	(2,438,738)	(1,258,642)	(12.3)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Floating Rate or LIBOR plus or minus a specified spread (-0.80% to 0.08%), which is denominated in USD based on the local currencies of the positions within the swap.	45-57 months maturity ranging from 11/19/2021-11/22/2021	$245,535,990	$13,826,643	$5,015,041	$18,841,684

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Brazil
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	405,377	$4,292,943	$129,407	0.7%
Hypera SA	219,800	2,407,417	274,269	1.5
Itausa - Investimentos Itau SA (Preference)	526,710	2,200,043	576,350	3.1
Lojas Renner SA	178,650	1,858,767	423,708	2.2
Qualicorp SA	376,100	2,538,130	264,564	1.4

Chile
Enel Americas SA, ADR	152,858	1,776,210	255,225	1.4

South Africa
AngloGold Ashanti Ltd., ADR	192,582	1,827,603	(120,209)	(0.6)

South Korea
BNK Financial Group, Inc.	248,855	2,428,082	183,936	1.0
Celltrion, Inc.	10,724	3,113,874	1,472,384	7.8
DB Insurance Co. Ltd.	32,935	2,008,420	167,776	0.9
Hana Financial Group, Inc.	58,958	2,530,564	398,677	2.1
Hanwha Corp.	71,939	2,642,285	328,267	1.7
Hanwha Life Insurance Co. Ltd.	455,373	2,644,487	60,877	0.3
Hyundai Development Co.-Engineering & Construction	59,830	2,158,236	32,141	0.2
Hyundai Marine & Fire Insurance Co. Ltd.	115,531	4,216,302	780,137	4.1
Hyundai Mobis Co. Ltd.	11,302	2,539,478	(169,799)	(0.9)
LG Corp.	82,146	6,635,492	1,135,004	6.0
LG Electronics, Inc.	62,302	6,400,290	1,574,882	8.4
Lotte Chemical Corp.	4,532	1,841,032	361,929	1.9
POSCO	5,736	1,751,635	242,084	1.3
Samsung Electronics Co. Ltd.	2,481	5,728,249	831,898	4.4
SK Hynix, Inc.	72,450	5,526,020	1,471,590	7.8
SK Innovation Co. Ltd.	19,842	3,927,819	1,022,441	5.4
SK Telecom Co. Ltd.	26,954	5,904,643	(63,787)	(0.3)

Taiwan
Uni-President Enterprises Corp.	1,625,000	3,817,694	593,507	3.1

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Brazil
BRF SA	(503,300)	$(3,480,392)	$2,550,492	13.5%
Centrais Eletricas Brasileiras SA	(544,900)	(3,466,022)	(173,157)	(0.9)
Lojas Americanas SA (Preference)	(364,200)	(2,078,338)	(280,291)	(1.5)
Ultrapar Participacoes SA	(118,200)	(2,539,110)	113,203	0.6

Mexico
Grupo Televisa SAB, ADR	(236,694)	(3,777,636)	1,747,615	9.3

South Korea
Amorepacific Corp.	(12,708)	(3,779,375)	(831,239)	(4.4)
CJ CheilJedang Corp.	(18,114)	(5,463,600)	217,970	1.2
CJ Corp.	(28,014)	(4,178,840)	189,325	1.0
CJ Logistics Corp.	(34,520)	(4,453,044)	608,601	3.2
Hanmi Pharm Co. Ltd.	(7,513)	(3,601,785)	(1,249,568)	(6.6)
Hanmi Science Co. Ltd.	(44,157)	(3,852,708)	(1,529,352)	(8.1)
Hanssem Co. Ltd.	(19,208)	(2,784,160)	456,958	2.4
Hanwha Techwin Co. Ltd.	(230,517)	(6,401,448)	1,463,907	7.8
Hyundai Wia Corp.	(38,529)	(1,998,925)	270,895	1.4
Korea Aerospace Industries Ltd.	(138,836)	(6,506,106)	(340,472)	(1.8)
Kumho Petrochemical Co. Ltd.	(49,200)	(4,449,648)	(1,226,382)	(6.5)
Mirae Asset Daewoo Co. Ltd.	(265,145)	(2,293,496)	58,434	0.3
Orion Corp.	(23,770)	(2,854,452)	(1,031,127)	(5.5)
Ottogi Corp.	(3,076)	(2,054,707)	(107,738)	(0.6)
Pan Ocean Co. Ltd.	(802,629)	(3,915,631)	(2,757)	(0.0)
Samsung C&T Corp.	(42,640)	(5,600,525)	(640,256)	(3.4)
Shinsegae, Inc.	(7,392)	(2,479,257)	(1,153,929)	(6.1)
S-Oil Corp.	(29,426)	(3,312,806)	(824,948)	(4.4)

Taiwan
China Steel Corp.	(2,518,000)	(2,029,461)	85,578	0.5
Hotai Motor Co. Ltd.	(228,000)	(2,302,912)	308,177	1.6

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or SONIA plus or minus a specified spread (-0.03% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	45-57 months maturity 11/19/2021	$46,149,823	$9,046,213	$4,947,641	$13,993,854

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United Kingdom
Fenner plc	336,414	$2,878,530	$(11,047)	(0.1)%
Fidessa Group plc	12,279	632,490	(21,758)	(0.2)
Laird plc	355,186	999,851	(411)	(0.0)
NEX Group plc	7,952	109,654	(411)	(0.0)
Sky plc	2,091,111	38,083,482	9,206,298	65.8
Tesco plc	1,091	3,157	380	0.0

Short Positions

Common Stock

United Kingdom
Informa plc	(341,664)	(3,442,659)	(126,838)	(0.9)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-0.37% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	34-36 months maturity 01/14/2021	$53,127,933	$498,995	$(420,111)	$78,884

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Malta
Kindred Group plc	158,705	$2,177,366	$(335,115)	(424.8)%

Sweden
Boliden AB	240,559	8,464,891	316,232	400.9
Electrolux AB	115,255	3,639,697	(1,532)	(1.9)
Essity AB	26,350	730,242	27,368	34.7
Husqvarna AB	308,054	2,978,071	(177,652)	(225.2)
NCC AB	37,822	721,079	(2,251)	(2.9)
Sandvik AB	4,168	76,363	2,444	3.1
SSAB AB	242,728	1,373,976	(134)	(0.2)
Svenska Cellulosa AB SCA	186,760	1,995,828	237,963	301.7
Swedish Match AB	35,965	1,629,852	247,454	313.7
Tele2 AB	67,353	811,088	41,638	52.8
Volvo AB	12,394	226,865	405	0.5

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Colombia
Millicom International Cellular SA	(48,069)	$(3,289,587)	$(81,353)	(103.1)%

Sweden
Arjo AB	(3,838)	(11,217)	176	0.2
Assa Abloy AB	(4,532)	(98,233)	(5,002)	(6.3)
Axfood AB	(41,422)	(709,053)	35,524	45.0
BillerudKorsnas AB	(14,226)	(220,603)	(19,878)	(25.2)
Elekta AB	(195,502)	(2,092,992)	(432,589)	(548.4)
Getinge AB	(64,153)	(730,550)	45,407	57.6
Hennes & Mauritz AB	(401,379)	(5,996,254)	456,569	578.8
Hexagon AB	(3,983)	(237,741)	(4,007)	(5.1)
Hexpol AB	(107,740)	(1,001,549)	(54,759)	(69.4)
Nordea Bank AB	(32,549)	(348,273)	6,199	7.9
Skanska AB	(55,304)	(1,133,889)	(45,173)	(57.3)
Svenska Handelsbanken AB	(255,417)	(3,197,014)	267,445	339.0
Telefonaktiebolaget LM Ericsson	(1,450,333)	(9,235,660)	(26,384)	(33.4)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-1.46% to 0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	34-36 months maturity 01/14/2021	$93,465,839	$(1,755,001)	$(10,515)	$(1,765,516)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Switzerland
Baloise Holding AG (Registered)	17,746	$2,714,848	$6,307	(0.4)%
Bucher Industries AG (Registered)	611	255,313	2,547	(0.1)
DKSH Holding AG	9,087	738,944	(24,276)	1.4
Flughafen Zurich AG (Registered)	14,855	3,280,862	(185,396)	10.5
GAM Holding AG	27,590	464,570	(10,179)	0.6
Georg Fischer AG (Registered)	2,322	3,108,861	11,187	(0.6)
Helvetia Holding AG (Registered)	5,793	3,453,438	154,090	(8.7)
Lonza Group AG (Registered)	5,128	1,209,383	(64,699)	3.7
Novartis AG (Registered)	13,082	1,058,084	(28,149)	1.6
Partners Group Holding AG	2,155	1,603,588	69,322	(3.9)
Roche Holding AG	32,617	7,482,246	(19,059)	1.1
Sika AG	759	5,953,714	(47,831)	2.7
Straumann Holding AG (Registered)	5,813	3,667,672	(305,150)	17.3
Sunrise Communications Group AG	41,278	3,462,998	(436,026)	24.7
Swiss Life Holding AG (Registered)	8,290	2,954,287	70,469	(4.0)
Swisscom AG (Registered)	290	143,870	2,540	(0.1)
Temenos Group AG (Registered)	93,729	11,238,979	(333,833)	18.9

Short Positions

Common Stock

Austria
ams AG	(50,987)	(5,354,159)	486,358	(27.5)

Switzerland
Aryzta AG	(52,579)	(1,171,063)	57,485	(3.3)
Barry Callebaut AG (Registered)	(283)	(553,480)	(6,333)	0.4
Chocoladefabriken Lindt & Spruengli AG	(771)	(4,783,451)	(294,742)	16.7
Credit Suisse Group AG (Registered)	(574,995)	(9,657,056)	642,612	(36.4)
Geberit AG (Registered)	(836)	(369,698)	(5,905)	0.3
Idorsia Ltd.	(8,289)	(199,406)	20,979	(1.2)
LafargeHolcim Ltd. (Registered)	(1,706)	(93,480)	5,400	(0.3)
Panalpina Welttransport Holding AG (Registered)	(3,830)	(483,918)	124,599	(7.1)
Swatch Group AG (The)	(4,972)	(2,193,872)	(94,634)	5.4
Swiss Re AG	(9,688)	(988,822)	(27,683)	1.6
UBS Group AG (Registered)	(80,090)	(1,411,100)	59,176	(3.4)
Vifor Pharma AG	(86,994)	(13,414,677)	(1,584,177)	89.7

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-3.42% to 0.35%), which is denominated in JPY based on the local currencies of the positions within the swap.	34-46 months maturity 01/14/2021	$985,305,151	$(92,513)	$(2,390,429)	$(2,482,942)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Japan
Aozora Bank Ltd.	193,900	$7,717,368	$(136,682)	5.5%
Astellas Pharma, Inc.	381,900	5,792,835	524,192	(21.1)
Bandai Namco Holdings, Inc.	202,400	6,648,071	159,396	(6.4)
Haseko Corp.	569,600	8,666,721	597,373	(24.1)
Hitachi High-Technologies Corp.	121,400	5,773,075	226,619	(9.1)
Hitachi Ltd.	2,770,000	20,065,937	(829,738)	33.4
Japan Airlines Co. Ltd.	230,800	9,287,962	570,546	(23.0)
Kajima Corp.	1,529,000	14,182,820	46,883	(1.9)
Kirin Holdings Co. Ltd.	387,900	10,325,894	1,050,781	(42.3)
Konami Holdings Corp.	249,100	13,086,500	469,841	(18.9)
Lion Corp.	411,100	8,279,567	283,230	(11.4)
Marubeni Corp.	824,900	5,968,615	(7,105)	0.3
Nexon Co. Ltd.	623,800	10,318,011	(526,870)	21.2
Nippon Shinyaku Co. Ltd.	103,700	6,938,997	990,404	(39.9)
Obayashi Corp.	907,900	9,931,823	99,427	(4.0)
Pola Orbis Holdings, Inc.	146,200	5,990,621	11,753	(0.5)
Sega Sammy Holdings, Inc.	369,200	5,846,549	425,539	(17.1)
Shionogi & Co. Ltd.	114,500	5,908,740	45,079	(1.8)
Square Enix Holdings Co. Ltd.	176,800	8,091,875	1,007,988	(40.6)
Taisei Corp.	319,900	16,234,763	867,247	(34.9)
Tosoh Corp.	328,800	6,452,088	(337,138)	13.6
Toyota Boshoku Corp.	304,300	6,245,864	(26,111)	1.1

Short Positions

Common Stock

Japan
AEON Financial Service Co. Ltd.	(277,300)	(6,371,867)	(127,622)	5.1
Alps Electric Co. Ltd.	(636,300)	(15,595,793)	729,303	(29.4)
Asics Corp.	(475,200)	(8,793,466)	(1,058,725)	42.6
Calbee, Inc.	(385,600)	(12,756,092)	222,927	(9.0)
Casio Computer Co. Ltd.	(722,100)	(10,763,128)	(906,988)	36.5
Chugoku Electric Power Co., Inc. (The)	(586,700)	(7,068,741)	(467,041)	18.8
CyberAgent, Inc.	(153,400)	(7,626,390)	(1,587,088)	63.9
DeNA Co. Ltd.	(641,000)	(11,566,374)	(540,750)	21.8
FamilyMart UNY Holdings Co. Ltd.	(154,400)	(13,001,494)	(2,269,041)	91.4
Hokuriku Electric Power Co.	(675,900)	(5,742,339)	(667,891)	26.9
Kakaku.com, Inc.	(553,400)	(9,684,045)	(270,191)	10.9
Kansai Paint Co. Ltd.	(447,900)	(10,430,865)	(4,810)	0.2
Kikkoman Corp.	(188,700)	(7,590,207)	(263,390)	10.6
M3, Inc.	(151,811)	(6,819,760)	(1,155,023)	46.5
Marui Group Co. Ltd.	(372,900)	(7,597,831)	(954,535)	38.4
Murata Manufacturing Co. Ltd.	(117,100)	(16,034,463)	271,394	(10.9)
NGK Spark Plug Co. Ltd.	(667,100)	(16,068,580)	(102,851)	4.1
Nidec Corp.	(67,600)	(10,412,706)	(71,193)	2.9
Nintendo Co. Ltd.	(16,900)	(7,442,639)	(295,622)	11.9
Nippon Paint Holdings Co. Ltd.	(388,100)	(14,243,038)	(1,376,724)	55.4
Ricoh Co. Ltd.	(1,356,000)	(13,393,694)	314,345	(12.7)
Shimano, Inc.	(68,700)	(9,904,215)	(121,845)	4.9
Sony Financial Holdings, Inc.	(595,700)	(10,838,543)	(43,658)	1.8
Sumitomo Metal Mining Co. Ltd.	(244,200)	(10,281,622)	884,758	(35.6)
Sysmex Corp.	(68,500)	(6,205,911)	(716,552)	28.9
Yahoo Japan Corp.	(1,324,000)	(6,146,854)	86,351	(3.5)
Yamada Denki Co. Ltd.	(1,138,170)	(6,824,420)	244,763	(9.9)
Yamato Holdings Co. Ltd.	(342,300)	(8,584,442)	40,800	(1.6)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Floating Rate or LIBOR plus or minus a specified spread (-5.81% to 0.70%), which is denominated in USD based on the local currencies of the positions within the swap.	34-46 months maturity 01/14/2021	$4,876,437,576	$(31,864,276)	$(13,092,392)	$(44,956,668)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
Aflac, Inc.	450,813	$19,727,577	$47,172	(0.1)%
Alcoa Corp.	494,454	22,230,652	(1,739,285)	3.9
American Electric Power Co., Inc.	354,542	24,318,036	1,107,979	(2.5)
Amgen, Inc.	88,319	15,056,623	(833,342)	1.9
Anthem, Inc.	68,200	14,983,540	(1,042,854)	2.3
Archer-Daniels-Midland Co.	362,277	15,711,953	557,446	(1.2)
Assurant, Inc.	164,918	15,075,154	291,905	(0.6)
Best Buy Co., Inc.	230,654	16,143,473	(584,497)	1.3
Centene Corp.	174,253	18,622,418	825,959	(1.8)
Cigna Corp.	105,178	17,642,558	(2,925,000)	6.5
Exelon Corp.	1,123,855	43,841,584	2,708,491	(6.0)
First Solar, Inc.	235,920	16,745,602	1,354,181	(3.0)
Gilead Sciences, Inc.	271,376	20,459,037	(1,718,199)	3.8
Humana, Inc.	84,666	22,760,761	121,871	(0.3)
Huntington Ingalls Industries, Inc.	78,590	20,257,358	1,285,732	(2.9)
Huntsman Corp.	559,940	16,378,245	(2,028,360)	4.5
Jabil, Inc.	531,737	15,276,804	1,266,288	(2.8)
Lockheed Martin Corp.	56,045	18,939,287	(906,723)	2.0
LyondellBasell Industries NV	205,263	21,692,194	(1,297,262)	2.9
Norfolk Southern Corp.	107,260	14,563,763	(690,351)	1.5
Oshkosh Corp.	201,842	15,596,331	(1,774,188)	3.9
Owens Corning	196,119	15,767,968	(1,152,746)	2.6
Raytheon Co.	107,690	23,241,656	293,817	(0.7)
Spirit AeroSystems Holdings, Inc.	195,961	16,401,936	(1,636,735)	3.6
WellCare Health Plans, Inc.	121,324	23,491,966	(132,243)	0.3
Western Digital Corp.	176,263	16,263,787	1,575,791	(3.5)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Australia
Atlassian Corp. plc	(290,058)	$(15,639,927)	$(530,559)	1.2%

United States
Albemarle Corp.	(163,107)	(15,126,543)	2,192,285	(4.9)
BioMarin Pharmaceutical, Inc.	(189,882)	(15,393,734)	619,405	(1.4)
Brown-Forman Corp.	(277,840)	(15,114,496)	(519,359)	1.2
Cheniere Energy, Inc.	(318,827)	(17,041,303)	1,508,052	(3.4)
Copart, Inc.	(585,889)	(29,839,327)	(3,531,399)	7.9
Coty, Inc.	(1,035,731)	(18,953,877)	3,055,406	(6.8)
DexCom, Inc.	(253,897)	(18,829,002)	(4,676,783)	10.4
Envision Healthcare Corp.	(412,210)	(15,841,230)	(457,553)	1.0
Fastenal Co.	(501,465)	(27,374,974)	30,088	(0.1)
Guidewire Software, Inc.	(201,668)	(16,300,824)	(233,935)	0.5
HEICO Corp.	(199,319)	(17,302,882)	(1,732,281)	3.9
Henry Schein, Inc.	(320,827)	(21,562,783)	228,066	(0.5)
MarketAxess Holdings, Inc.	(98,650)	(21,450,456)	(1,827,263)	4.1
Neurocrine Biosciences, Inc.	(181,278)	(15,033,385)	384,781	(0.9)
PPL Corp.	(1,162,350)	(32,882,881)	1,196,821	(2.7)
Primerica, Inc.	(169,037)	(16,328,974)	439,496	(1.0)
Sensata Technologies Holding plc	(348,580)	(18,066,901)	366,009	(0.8)
Six Flags Entertainment Corp.	(282,888)	(17,612,607)	1,447,305	(3.2)
Southern Co. (The)	(447,995)	(20,007,457)	(473,039)	1.1
TransDigm Group, Inc.	(139,351)	(42,772,396)	(2,306,259)	5.1
Ultimate Software Group, Inc. (The)	(74,292)	(18,104,960)	(291,968)	0.6
Wabtec Corp.	(348,665)	(28,381,331)	(2,859,053)	6.4
Zillow Group, Inc.	(355,387)	(19,119,821)	(2,427,293)	5.4

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-14.50% to 0.65%), which is denominated in EUR based on the local currencies of the positions within the swap.	34-36 months maturity 01/14/2021	$409,555,688	$(1,654,712)	$(740,172)	$(2,394,884)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Finland
Kesko OYJ	81,795	$4,684,574	$(53,781)	2.2%

Germany
Aurubis AG	77,348	6,500,576	(511,493)	21.4
Covestro AG	120,564	11,871,590	(1,151,032)	48.1
Deutsche Lufthansa AG (Registered)	151,902	4,855,931	(205,294)	8.6
HOCHTIEF AG	18,846	3,522,863	456,887	(19.1)
OSRAM Licht AG	64,521	4,747,923	(587,034)	24.5
Rheinmetall AG	80,835	11,474,092	900,083	(37.6)
Salzgitter AG	115,014	5,883,656	(685,599)	28.6
Schaeffler AG (Preference)	254,902	3,936,708	(191,837)	8.0
Software AG	101,885	5,341,004	67,936	(2.8)
Suedzucker AG	187,885	3,187,766	(218,722)	9.1
Talanx AG	82,971	3,607,633	29,497	(1.2)

Italy
A2A SpA	4,163,502	7,964,196	629,327	(26.3)
Autogrill SpA	252,892	3,255,594	(73,131)	3.1
Enel SpA	1,057,210	6,469,294	250,243	(10.4)
Eni SpA	298,931	5,265,748	223,303	(9.3)
Mediobanca Banca di Credito Finanziario SpA	267,231	3,141,674	(55,916)	2.3
Moncler SpA	166,694	6,344,077	764,944	(31.9)
Poste Italiane SpA	912,297	8,333,244	1,004,638	(41.9)
Prysmian SpA	105,124	3,301,121	(70,123)	2.9
Unipol Gruppo SpA	1,175,102	5,750,001	(160,258)	6.7

Netherlands
ASM International NV	75,087	5,490,631	338,346	(14.1)
ASR Nederland NV	121,067	5,176,608	78,660	(3.3)
Koninklijke Philips NV	71,544	2,739,564	36,907	(1.5)
NN Group NV	130,065	5,778,785	(25,703)	1.1
Philips Lighting NV	84,340	3,170,937	(33,810)	1.4

Spain
Amadeus IT Group SA	50,880	3,765,280	101,085	(4.2)
Bankinter SA	395,879	4,075,707	(214,838)	9.0
Repsol SA	329,136	5,850,604	250,970	(10.5)

Switzerland
STMicroelectronics NV	318,435	7,079,732	67,751	(2.8)

United Kingdom
Fiat Chrysler Automobiles NV	386,782	7,888,920	(528,521)	22.1

Short Positions

Common Stock

Belgium
Anheuser-Busch InBev SA/NV	(69,485)	(7,639,652)	(445,683)	18.6

Germany
Deutsche Telekom AG (Registered)	(202,639)	(3,315,317)	(51,708)	2.2
E.ON SE	(603,004)	(6,700,636)	(593,288)	24.8
FUCHS PETROLUB SE (Preference)	(60,204)	(3,268,154)	28,805	(1.2)
GEA Group AG	(159,986)	(6,803,685)	614,701	(25.7)
ProSiebenSat.1 Media SE	(328,999)	(11,395,371)	906,991	(37.9)
Volkswagen AG (Preference)	(17,829)	(3,553,568)	77,535	(3.2)
Wirecard AG	(40,307)	(4,778,060)	(91,070)	3.8
Zalando SE	(53,074)	(2,896,178)	136,933	(5.7)
Azimut Holding SpA	(314,435)	(6,758,919)	167,093	(7.0)
Banca Generali SpA	(88,444)	(2,853,528)	96,329	(4.0)
Ferrari NV	(45,151)	(5,427,680)	124,899	(5.2)
Leonardo SpA	(475,965)	(5,504,602)	(259,969)	10.9

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Luxembourg
Tenaris SA	(1,219,772)	$(21,085,075)	$(1,568,466)	65.5%

Netherlands
Altice NV	(387,268)	(3,200,555)	554,366	(23.1)
Koninklijke Vopak NV	(247,956)	(12,174,646)	(1,744,731)	72.9
SBM Offshore NV	(238,052)	(3,817,186)	80,658	(3.4)

Spain
Bankia SA	(1,841,085)	(8,259,026)	416,402	(17.4)
Cellnex Telecom SA	(419,581)	(11,217,051)	(822,256)	34.3

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the CIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	36 months maturity 01/14/2021	$60,847,223	$(1,073,894)	$(134,687)	$(1,208,581)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Denmark
Carlsberg A/S	28,154	$3,361,437	$55,068	(4.6)%
Danske Bank A/S	119,143	4,464,085	(308,984)	25.6
Dfds A/S	26,574	1,496,510	(31,266)	2.6
DSV A/S	19,432	1,534,124	16,864	(1.4)
FLSmidth & Co. A/S	5,536	357,932	467	(0.0)
GN Store Nord A/S	104,258	3,697,806	151,376	(12.5)
H Lundbeck A/S	115,241	6,472,678	433,886	(35.9)
Jyske Bank A/S (Registered)	31,654	1,881,970	75,413	(6.2)
Orsted A/S	5,324	346,390	26,618	(2.2)
TDC A/S	728,392	6,035,880	114,983	(9.5)

Short Positions

Common Stock

Denmark
AP Moller - Maersk A/S	(1,338)	(2,088,055)	29,078	(2.4)
Chr Hansen Holding A/S	(19,648)	(1,700,479)	(53,602)	4.4
Coloplast A/S	(19,116)	(1,621,360)	(14,799)	1.2
Genmab A/S	(4,838)	(1,042,323)	(86,374)	7.1
Novozymes A/S	(93,678)	(4,876,903)	(155,085)	12.8
Pandora A/S	(127,416)	(13,785,915)	(1,056,864)	87.4
Tryg A/S	(38,261)	(891,449)	8,918	(0.7)
Vestas Wind Systems A/S	(52,319)	(3,743,526)	(31,077)	2.6
William Demant Holding A/S	(38,883)	(1,448,401)	(248,514)	20.6

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	36-47 months maturity 01/14/2021	$79,295,319	$1,267,318	$342,712	$1,610,030

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Germany
Linde AG	54,946	$11,610,603	$768,936	47.8%

Italy
Luxottica Group SpA	428,921	26,646,554	(750,317)	(46.6)
Yoox Net-A-Porter Group SpA	29,315	1,363,167	7,909	0.5

Netherlands
Gemalto NV	212,714	12,997,987	47,962	3.0

Short Positions

Common Stock

France
Essilor International Cie Generale d’Optique SA	(197,753)	(26,677,008)	1,192,828	74.1

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Federal Funds Floating Rate or LIBOR plus or minus a specified spread (-0.93% to 0.30%), which is denominated in USD based on the local currencies of the positions within the swap.	34-57 months maturity 01/14/2021	$744,822,403	$(17,619,763)	$882,485	$(16,737,278)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Israel
Orbotech Ltd.	104,580	$6,502,784	$(148,401)	0.9%

Netherlands
NXP Semiconductors NV	373,407	43,688,619	1,605,163	(9.6)

United States
Aetna, Inc.	121,893	20,599,917	(1,652,683)	9.9
Akorn, Inc.	626,283	11,717,755	(9,190,747)	54.9
Avista Corp.	491,406	25,184,557	(354,958)	2.1
Blackhawk Network Holdings, Inc.	137,820	6,160,554	(21,993)	0.1
Blue Buffalo Pet Products, Inc.	109,200	4,347,252	(6,419)	0.0
Callidus Software, Inc.	94,000	3,379,300	(2,190)	0.0
Cavium, Inc.	413,546	32,827,281	(2,058,528)	12.3
Chicago Bridge & Iron Co. NV	620,794	8,939,434	(2,178,140)	13.0
CSRA, Inc.	638,494	26,325,108	459,638	(2.7)
Dr Pepper Snapple Group, Inc.	21,841	2,585,538	(10,820)	0.1
DST Systems, Inc.	146,970	12,294,040	34,835	(0.2)
Dynegy, Inc.	830,053	11,222,317	1,100,724	(6.6)
Express Scripts Holding Co.	65,000	4,490,200	(783,186)	4.7
General Cable Corp.	350,731	10,381,638	30,376	(0.2)
Genworth Financial, Inc.	1,230,743	3,483,003	(2,222,124)	13.3
ILG, Inc.	92,771	2,886,106	180,332	(1.1)
KapStone Paper and Packaging Corp.	456,312	15,656,065	(111,841)	0.7
La Quinta Holdings, Inc.	126,802	2,397,826	(113,165)	0.7
Microsemi Corp.	130,000	8,413,600	(334,715)	2.0
Monsanto Co.	182,453	21,290,441	1,916,531	(11.5)
MuleSoft, Inc.	431,591	18,981,372	(95,311)	0.6
NxStage Medical, Inc.	551,527	13,710,961	(2,461,560)	14.7
Orbital ATK, Inc.	244,966	32,484,941	25,581	(0.2)
Pinnacle Entertainment, Inc.	163,157	4,919,183	(163,974)	1.0
Rockwell Collins, Inc.	277,928	37,478,591	821,469	(4.9)
RSP Permian, Inc.	422,000	19,783,360	668,236	(4.0)
SCANA Corp.	459,227	17,243,974	(3,133,039)	18.7
Time Warner, Inc.	370,839	35,073,953	(947,242)	5.7
Twenty-First Century Fox, Inc.	211,538	7,761,329	438,623	(2.6)
Validus Holdings Ltd.	456,423	30,785,731	9,320	(0.1)
Westar Energy, Inc.	435,629	22,909,729	(1,457,240)	8.7
WGL Holdings, Inc.	333,383	27,887,488	(217,325)	1.3
XL Group Ltd.	67,500	3,730,050	(58,177)	0.3

Short Positions

Common Stock

United States
AT&T, Inc.	(416,860)	(14,861,059)	(255,865)	1.5
Cigna Corp.	(15,821)	(2,653,815)	112,865	(0.7)
Concho Resources, Inc.	(135,040)	(20,300,563)	(819,553)	4.9
CVS Health Corp.	(102,117)	(6,352,699)	1,116,610	(6.7)
Dominion Energy, Inc.	(307,244)	(20,717,463)	2,832,922	(16.9)
Great Plains Energy, Inc.	(728,372)	(23,154,946)	(734,570)	4.4
KLA-Tencor Corp.	(26,150)	(2,850,611)	126,834	(0.8)
Marvell Technology Group Ltd.	(899,758)	(18,894,918)	674,374	(4.0)
McDermott International, Inc.	(1,532,462)	(9,332,694)	2,041,725	(12.2)
Praxair, Inc.	(84,617)	(12,210,233)	(2,216,125)	13.2

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
United States (continued)
salesforce.com, Inc.	(30,687)	$(3,568,898)	$112,509	(0.7)%
United Technologies Corp.	(67,481)	(8,490,459)	381,693	(2.3)
Vistra Energy Corp.	(541,211)	(11,273,425)	(952,210)	5.7
Walt Disney Co. (The)	(58,068)	(5,832,350)	507,567	(3.0)
Worldpay, Inc.	(23,461)	(1,929,433)	(254,372)	1.5

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Cash	$(1,560,000)	$—	$(1,560,000)
Investment Companies	(81,294)		(81,294)

BARC
Cash	—	48,036,096	48,036,096

CITG
Cash	—	(326,939)	(326,939)
Investment Companies	—	5,700,426	5,700,426

DTBK
Investment Companies	18,530,111	—	18,530,111

GSCO
Cash	—	16,340,537	16,340,537

GSIN
Cash	(31,300,000)	—	(31,300,000)
Investment Companies	48,555,846	—	48,555,846

JPMC
Investment Companies	616,520,078	—	616,520,078

JPMS
Cash	—	(21,549)	(21,549)

MLIN
Cash	190,000	—	190,000

MSCL
Cash	—	5,013,012	5,013,012

MSCS
Cash	47,604,722	—	47,604,722
Investment Companies	1,333,035	—	1,333,035

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$1,587,731	$—	$1,587,731

GSCO
Cash	—	(1,195,086)	(1,195,086)

GSIN
Cash	2,850,000	—	2,850,000

JPPC
Cash	—	1,851,841	1,851,841

MACQ
Cash	570,000	—	570,000

MSCL
Cash	—	(6,135,997)	(6,135,997)
U.S. Treasury Bills		10,181,873	10,181,873

MLIN
Cash	3,326,665	—	3,326,665

SOCG
Cash	1,540,000	—	1,540,000

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 90.4%

INVESTMENT COMPANIES - 47.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.55% (a)	2,271,330	2,271,330
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.49% (a)	9,085,322	9,085,322
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.61% (a)(b)	24,046,824	24,046,824
Limited Purpose Cash Investment Fund, 1.53% (a)	66,202,508	66,189,268
UBS Select Treasury Preferred Fund, Class I, 1.55% (a)	11,356,652	11,356,652

TOTAL INVESTMENT COMPANIES (Cost $112,945,795)		112,949,396

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 42.9%
U.S. Treasury Bills
1.37%, 5/17/2018 (c)	22,785,000	22,738,243
1.43%, 5/24/2018 (c)	531,000	529,734
1.45%, 5/31/2018 (c)	5,276,000	5,261,574
1.46%, 6/7/2018 (c)	3,613,000	3,601,993
1.54%, 6/28/2018 (c)	2,649,000	2,638,229
1.59%, 7/5/2018 (c)	2,767,000	2,754,643
1.59%, 7/12/2018 (c)	5,839,000	5,810,484
1.61%, 7/19/2018 (c)	7,239,000	7,201,121
1.64%, 8/2/2018 (c)	6,565,000	6,524,985
1.66%, 8/9/2018 (c)	27,452,000	27,272,009
1.84%, 8/23/2018 (c)	12,006,000	11,917,351
1.85%, 8/30/2018 (c)	2,972,000	2,948,921
1.85%, 9/6/2018 (c)	602,000	597,136
1.87%, 9/13/2018 (c)	2,200,000	2,181,370

TOTAL U.S. TREASURY OBLIGATIONS (Cost $102,016,759)		101,977,793

TOTAL SHORT-TERM INVESTMENTS (Cost $214,962,554)		214,927,189

Total Investments In Securities At Value - 90.4% (Cost $214,962,554)		214,927,189
Other Assets In Excess Of Liabilities - 9.6% (d)		22,770,590

Net Assets - 100.0%		237,697,779

(a)	Represents 7-day effective yield as of March 31, 2018.
(b)	All or a portion of the security pledged as collateral for swap contracts.
(c)	The rate shown was the effective yield at the date of purchase.
(d)	Includes appreciation/(depreciation) on futures contracts and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

Total return swap contracts outstanding as of March 31, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/13/2018	USD	(1,727,944)	$33,375
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/13/2018	USD	(487,369)	7,888
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/13/2018	USD	(1,240,575)	26,982
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(4,730,550)	34,638
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	4,730,550	380,538
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	814,275	65,543
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(814,275)	6,350
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	6,514,200	521,726
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(6,514,200)	37,023
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(232,650)	1,481
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	232,650	18,381
Corn July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	06/22/2018	USD	(19,813)	5
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/13/2018	USD	(4,643,220)	123,710
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/13/2018	USD	4,643,220	59,685
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/13/2018	USD	(40,730)	786
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/13/2018	USD	(1,832,000)	364,543
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/06/2018	USD	(3,458,000)	277,866
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/06/2018	USD	(6,415,500)	522,562
Live Cattle June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	06/01/2018	USD	(533,390)	17,690
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	5,850,600	416,020

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(5,850,600)	$33,000
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(365,663)	2,213
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	365,663	23,241
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	2,664,113	195,432
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(2,664,113)	19,724
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(1,044,750)	7,534
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	1,044,750	76,436
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	3,724,800	502,798
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	2,035,200	341,316
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	1,804,800	222,781
Soybean Meal July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/22/2018	USD	1,892,870	36,611
Soybean Meal July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/22/2018	USD	2,047,390	35,343
Soybean Meal July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	1,815,610	31,059
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(745,758)	2,106
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(2,065,176)	11,484
Soybean Oil July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	96,390	550
Wheat July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	06/22/2018	USD	(187,400)	16,112

								4,474,532

Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/13/2018	USD	1,727,944	(119,216)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/13/2018	USD	487,369	(32,261)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/13/2018	USD	1,240,575	(81,646)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/08/2018	USD	1,217,025	(26,792)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/08/2018	USD	1,757,925	$(37,511)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/08/2018	USD	135,225	(2,824)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/22/2018	USD	832,125	(4,696)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/22/2018	USD	4,834,250	(26,531)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/22/2018	USD	6,657,000	(24,676)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	237,750	(954)
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/13/2018	USD	40,730	(435)
Cotton No. 2 July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/15/2018	USD	40,900	(645)
Cotton No. 2 July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/15/2018	USD	4,580,800	(94,240)
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/13/2018	USD	1,832,000	(588,310)
Lean Hogs June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/14/2018	USD	2,235,260	(115,814)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/06/2018	USD	6,415,500	(540,159)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/06/2018	USD	3,458,000	(296,961)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/01/2018	USD	5,785,230	(712,421)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/01/2018	USD	3,077,250	(377,310)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	1,055,500	(6,607)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/22/2018	USD	5,910,800	(27,542)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/22/2018	USD	2,691,525	(17,292)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/22/2018	USD	369,425	(1,939)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(1,804,800)	(27,090)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(2,035,200)	(30,890)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(3,724,800)	(235,380)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	3,805,278	$(148,482)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	19,122	(798)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	554,538	(20,169)
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(95,610)	(582)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	2,466,738	(93,828)
Soybean Oil July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/22/2018	USD	751,842	(2,494)
Soybean Oil July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/22/2018	USD	96,390	(30)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	428,450	(23,213)
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(180,400)	(2,867)
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(811,800)	(14,758)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	2,706,000	(76,512)
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(2,706,000)	(44,276)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	180,400	(4,540)
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(428,450)	(7,819)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	811,800	(36,776)

								(3,907,286)

								$567,246

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
LME Aluminum Base Metal	26	4/2018	USD	$1,293,987	$(145,839)
LME Aluminum Base Metal	26	4/2018	USD	1,291,387	(168,037)
LME Aluminum Base Metal	48	4/2018	USD	2,390,472	(274,276)
LME Copper Base Metal	2	4/2018	USD	333,963	(28,007)
LME Copper Base Metal	7	4/2018	USD	1,170,794	(69,802)
LME Copper Base Metal	17	4/2018	USD	2,845,235	(186,896)
LME Copper Base Metal	23	4/2018	USD	3,847,756	(263,562)
LME Lead Base Metal	3	4/2018	USD	179,746	(12,163)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal	5	4/2018	USD	$ 299,312	$ (23,221)
LME Lead Base Metal	7	4/2018	USD	419,421	(38,444)
LME Lead Base Metal	8	4/2018	USD	479,800	(37,661)
LME Lead Base Metal	21	4/2018	USD	1,258,556	(118,640)
LME Nickel Base Metal	2	4/2018	USD	159,036	7,116
LME Nickel Base Metal	2	4/2018	USD	159,066	5,788
LME Nickel Base Metal	4	4/2018	USD	318,351	(6,829)
LME Nickel Base Metal	10	4/2018	USD	795,684	(25,056)
LME Zinc Base Metal	4	4/2018	USD	328,400	(6,667)
LME Zinc Base Metal	7	4/2018	USD	573,737	(43,808)
Brent Crude Oil	664	5/2018	USD	45,716,400	3,135,872
LME Aluminum Base Metal	12	5/2018	USD	597,696	(67,652)
LME Aluminum Base Metal	33	5/2018	USD	1,647,937	(129,972)
LME Aluminum Base Metal	84	5/2018	USD	4,191,579	(355,169)
LME Copper Base Metal	3	5/2018	USD	502,144	(31,865)
LME Copper Base Metal	13	5/2018	USD	2,178,803	(138,760)
LME Copper Base Metal	22	5/2018	USD	3,684,978	(82,587)
LME Copper Base Metal	27	5/2018	USD	4,524,444	(310,728)
LME Lead Base Metal	3	5/2018	USD	179,700	(13,334)
LME Lead Base Metal	4	5/2018	USD	239,650	(8,962)
LME Lead Base Metal	5	5/2018	USD	299,562	(26,265)
LME Lead Base Metal	6	5/2018	USD	359,475	(35,343)
LME Nickel Base Metal	1	5/2018	USD	79,663	(2,369)
LME Nickel Base Metal	2	5/2018	USD	159,347	(7,590)
LME Nickel Base Metal	11	5/2018	USD	875,508	(21,619)
LME Nickel Base Metal	15	5/2018	USD	1,194,284	17,880
LME Nickel Base Metal	36	5/2018	USD	2,867,260	(194,196)
LME Zinc Base Metal	5	5/2018	USD	409,750	(35,284)
LME Zinc Base Metal	6	5/2018	USD	491,700	(38,118)
LME Zinc Base Metal	9	5/2018	USD	737,550	(49,549)
LME Zinc Base Metal	15	5/2018	USD	1,229,344	(94,610)
Natural Gas	259	5/2018	USD	7,195,020	(126,144)
NY Harbor ULSD	16	5/2018	USD	1,356,768	95,073
Silver	100	5/2018	USD	8,134,000	(193,501)
Soybean Oil	360	5/2018	USD	6,883,920	(151,956)
WTI Crude Oil	484	5/2018	USD	31,397,080	1,934,569
100 oz Gold	611	6/2018	USD	81,098,030	(23,328)
Lean Hogs	208	6/2018	USD	6,368,960	(331,660)
Live Cattle	191	6/2018	USD	7,836,730	(956,666)
LME Aluminum Base Metal	107	6/2018	USD	5,352,675	(265,141)
LME Aluminum Base Metal	545	6/2018	USD	27,294,281	(2,664,807)
LME Copper Base Metal	1	6/2018	USD	167,790	(2,688)
LME Copper Base Metal	6	6/2018	USD	1,007,030	(20,232)
LME Copper Base Metal	13	6/2018	USD	2,182,781	(67,310)
LME Copper Base Metal	16	6/2018	USD	2,685,600	293
LME Copper Base Metal	318	6/2018	USD	53,370,338	(3,520,267)
LME Lead Base Metal	7	6/2018	USD	419,125	(2,646)
LME Lead Base Metal	10	6/2018	USD	599,000	(654)
LME Lead Base Metal	15	6/2018	USD	$898,500	14,776
LME Lead Base Metal	82	6/2018	USD	4,911,800	(410,780)
LME Nickel Base Metal	8	6/2018	USD	638,068	(20,036)
LME Nickel Base Metal	11	6/2018	USD	877,800	958
LME Nickel Base Metal	13	6/2018	USD	1,037,127	(20,591)
LME Nickel Base Metal	26	6/2018	USD	2,073,028	8,952
LME Nickel Base Metal	187	6/2018	USD	14,918,112	14,612
LME Zinc Base Metal	13	6/2018	USD	1,065,350	15,562
LME Zinc Base Metal	17	6/2018	USD	1,391,875	19,925
LME Zinc Base Metal	35	6/2018	USD	2,867,708	36,104
LME Zinc Base Metal	184	6/2018	USD	15,074,200	(493,269)
Low Sulphur Gasoil	151	6/2018	USD	9,271,400	506,673
Sugar No. 11	618	6/2018	USD	8,624,314	(388,319)
Cocoa	203	7/2018	USD	5,245,520	68,666
Coffee ‘C’	178	7/2018	USD	8,023,350	(168,164)
Corn	516	7/2018	USD	10,223,250	(32,853)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Silver	25	7/2018	USD	$ 2,044,250	$ (552)
Soybean	534	7/2018	USD	28,181,850	(195,501)
Soybean Meal	278	7/2018	USD	10,739,140	146,508
Soybean Oil	89	7/2018	USD	1,715,742	13,174
Wheat	293	7/2018	USD	6,863,525	(611,832)

					(7,719,276)

Short Contracts
LME Aluminum Base Metal	(26)	4/2018	USD	(1,291,387)	165,562
LME Aluminum Base Metal	(26)	4/2018	USD	(1,293,987)	147,555
LME Aluminum Base Metal	(48)	4/2018	USD	(2,390,472)	279,386
LME Copper Base Metal	(2)	4/2018	USD	(333,963)	27,066
LME Copper Base Metal	(7)	4/2018	USD	(1,170,794)	68,781
LME Copper Base Metal	(17)	4/2018	USD	(2,845,235)	191,043
LME Copper Base Metal	(23)	4/2018	USD	(3,847,756)	266,050
LME Lead Base Metal	(3)	4/2018	USD	(179,746)	12,433
LME Lead Base Metal	(5)	4/2018	USD	(299,312)	23,425
LME Lead Base Metal	(7)	4/2018	USD	(419,421)	40,109
LME Lead Base Metal	(8)	4/2018	USD	(479,800)	35,780
LME Lead Base Metal	(21)	4/2018	USD	(1,258,556)	116,357
LME Nickel Base Metal	(2)	4/2018	USD	(159,066)	(5,046)
LME Nickel Base Metal	(2)	4/2018	USD	(159,036)	(7,507)
LME Nickel Base Metal	(4)	4/2018	USD	(318,351)	6,957
LME Nickel Base Metal	(10)	4/2018	USD	(795,684)	24,508
LME Zinc Base Metal	(4)	4/2018	USD	(328,400)	6,495
LME Zinc Base Metal	(7)	4/2018	USD	(573,737)	43,992
LME Aluminum Base Metal	(12)	5/2018	USD	(597,696)	65,719
LME Aluminum Base Metal	(33)	5/2018	USD	(1,647,938)	129,840
LME Aluminum Base Metal	(84)	5/2018	USD	(4,191,579)	357,280
LME Copper Base Metal	(3)	5/2018	USD	(502,144)	29,566
LME Copper Base Metal	(13)	5/2018	USD	(2,178,803)	149,458
LME Copper Base Metal	(22)	5/2018	USD	(3,684,978)	88,654
LME Copper Base Metal	(27)	5/2018	USD	(4,524,444)	308,476
LME Lead Base Metal	(3)	5/2018	USD	(179,700)	12,704
LME Lead Base Metal	(4)	5/2018	USD	(239,650)	10,493
LME Lead Base Metal	(5)	5/2018	USD	(299,562)	27,210
LME Lead Base Metal	(6)	5/2018	USD	(359,475)	37,282
LME Nickel Base Metal	(1)	5/2018	USD	(79,663)	2,594
LME Nickel Base Metal	(2)	5/2018	USD	(159,347)	7,465
LME Nickel Base Metal	(11)	5/2018	USD	(875,508)	20,739
LME Nickel Base Metal	(15)	5/2018	USD	(1,194,284)	(27,028)
LME Nickel Base Metal	(36)	5/2018	USD	(2,867,260)	199,834
LME Zinc Base Metal	(5)	5/2018	USD	(409,750)	35,110
LME Zinc Base Metal	(6)	5/2018	USD	$(491,700)	$38,382
LME Zinc Base Metal	(9)	5/2018	USD	(737,550)	51,273
LME Zinc Base Metal	(15)	5/2018	USD	(1,229,344)	93,987
RBOB Gasoline	(201)	5/2018	USD	(17,095,050)	(1,019,434)
LME Aluminum Base Metal	(107)	6/2018	USD	(5,352,675)	271,875
LME Aluminum Base Metal	(217)	6/2018	USD	(10,867,631)	749,372
LME Copper Base Metal	(1)	6/2018	USD	(167,790)	1,189
LME Copper Base Metal	(6)	6/2018	USD	(1,007,030)	23,678
LME Copper Base Metal	(13)	6/2018	USD	(2,182,781)	79,187
LME Copper Base Metal	(16)	6/2018	USD	(2,685,600)	7,957
LME Copper Base Metal	(72)	6/2018	USD	(12,083,850)	455,138
LME Lead Base Metal	(7)	6/2018	USD	(419,125)	(2,672)
LME Lead Base Metal	(10)	6/2018	USD	(599,000)	(629)
LME Lead Base Metal	(15)	6/2018	USD	(898,500)	(14,729)
LME Lead Base Metal	(42)	6/2018	USD	(2,515,800)	31,080
LME Nickel Base Metal	(8)	6/2018	USD	(638,068)	16,299
LME Nickel Base Metal	(11)	6/2018	USD	(877,800)	(62)
LME Nickel Base Metal	(13)	6/2018	USD	(1,037,127)	3,823
LME Nickel Base Metal	(26)	6/2018	USD	(2,073,028)	(8,444)
LME Nickel Base Metal	(32)	6/2018	USD	(2,552,832)	39,501
LME Zinc Base Metal	(13)	6/2018	USD	(1,065,350)	(14,197)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal	(17)	6/2018	USD	$ (1,391,875)	$ (22,674)
LME Zinc Base Metal	(35)	6/2018	USD	(2,867,708)	(48,280)
LME Zinc Base Metal	(65)	6/2018	USD	(5,325,125)	(73,767)
Cotton No. 2	(48)	7/2018	USD	(1,963,200)	8,268

					3,564,463

					$(4,154,813)

USD	-	United States Dollar

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$1,085,969	$—	$1,085,969

GSCO
Cash	—	(840,198)	(840,198)

GSIN
Cash	339,950	—	339,950

JPPC
Cash	—	12,464,399	12,464,399

MACQ
Cash	690,000	—	690,000

MSCL
Cash	—	11,947,031	11,947,031

SOCG
Cash	1,690,001	—	1,690,001

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

INVESTMENTS		PRINCIPAL AMOUNT ($)	VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 15.9%
Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 4/15/2023 (a)(b)	EUR	8,509,860	11,297,765
0.10%, 4/15/2026 (a)(b)	EUR	9,407,368	12,753,452
France Government Bond OAT 1.10%, 7/25/2022 (a)(b)	EUR	4,809,840	6,647,636
0.25%, 7/25/2024 (a)(b)	EUR	3,391,036	4,593,188
0.10%, 3/1/2025	EUR	4,275,432	5,666,390
1.85%, 7/25/2027 (a)(b)	EUR	2,277,765	3,561,304
0.10%, 3/1/2028 (b)	EUR	304,878	405,786
0.70%, 7/25/2030 (a)(b)	EUR	305,241	440,184
United Kingdom Index Linked Treasury Gilt 0.13%, 3/22/2024	GBP	7,062,420	11,147,217
0.13%, 3/22/2026	GBP	5,239,619	8,511,599

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $60,740,875)			65,024,521

U.S. TREASURY OBLIGATIONS - 25.2%
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2020		17,680,000	18,640,353
0.13%, 4/15/2021 (c)		27,500,000	28,515,140
0.13%, 4/15/2022		16,750,000	16,831,123
0.38%, 7/15/2025		6,180,000	6,377,835
0.63%, 1/15/2026		11,730,000	12,234,452
0.13%, 7/15/2026		13,280,000	13,197,640
0.38%, 7/15/2027		6,880,000	6,800,946

TOTAL U.S. TREASURY OBLIGATIONS (Cost $103,300,231)			102,597,489

		SHARES
SHORT-TERM INVESTMENTS - 52.4%

INVESTMENT COMPANIES - 35.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.55% (d)		6,371,205	6,371,205
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.49% (d)		25,484,822	25,484,822
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.61% (d)		38,647,576	38,647,576
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.56% (d)(e)		1,729,239	1,729,239
Limited Purpose Cash Investment Fund, 1.53% (d)		40,232,195	40,224,148
UBS Select Treasury Preferred Fund, Class I, 1.55% (d)		31,856,873	31,856,873

TOTAL INVESTMENT COMPANIES (Cost $144,309,713)			144,313,863

		PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 17.1%
U.S. Treasury Bills 1.20%, 4/5/2018 (f)		409,000	408,945
1.23%, 4/12/2018 (f)		1,233,000	1,232,440
1.25%, 4/26/2018 (f)		1,443,000	1,441,466
1.31%, 5/10/2018 (f)		1,798,000	1,794,911
1.37%, 5/17/2018 (f)		2,664,000	2,658,533

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
1.43%, 5/24/2018 (f)	104,000	103,752
1.45%, 5/31/2018 (f)	1,472,000	1,467,975
1.46%, 6/7/2018 (f)	1,770,000	1,764,607
1.47%, 6/14/2018 (f)	4,051,000	4,037,382
1.49%, 6/21/2018 (f)	2,291,000	2,282,390
1.59%, 7/5/2018 (f)	1,288,000	1,282,248
1.61%, 7/19/2018 (f)	3,544,000	3,525,456
1.63%, 7/26/2018 (f)	3,964,000	3,941,691
1.66%, 8/9/2018 (f)	23,499,000	23,344,927
1.85%, 8/30/2018 (f)	20,528,000	20,368,589

TOTAL U.S. TREASURY OBLIGATIONS (Cost $69,680,061)		69,655,312

TOTAL SHORT-TERM INVESTMENTS (Cost $213,989,774)		213,969,175

Total Investments In Securities At Value - 93.5% (Cost $378,030,880)		381,591,185
Other Assets In Excess Of Liabilities - 6.5% (g)		26,462,450

Net Assets - 100.0%		408,053,635

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2018, the value of these securities amounted to $39,293,529 or 9.63% of net assets.
(b)	Inflation protected security.
(c)	All or a portion of the security pledged as collateral for futures contracts.
(d)	Represents 7-day effective yield as of March 31, 2018.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

Credit default swap contracts outstanding - sell protection as of March 31, 2018:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE RECEIVED	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
iTraxx Europe Crossover Series 29.V1	5.00	Quarterly	6/20/2023	2.83%	EUR	45,725,000	$5,585,298	$204,565	$5,789,863
iTraxx Europe Series 29.V1	1.00	Quarterly	6/20/2023	0.60	EUR	82,000,000	2,134,139	(10,264)	2,123,875
Markit CDX North America High Yield Index Series 29.V1	5.00	Quarterly	12/20/2022	3.39	USD	22,708,000	1,516,468	(8,669)	1,507,799
Markit CDX North America High Yield Index Series 30.V1	5.00	Quarterly	6/20/2023	3.61	USD	26,592,000	1,557,116	86,825	1,643,941
Markit CDX North America Investment Grade Index Series 30.V1	1.00	Quarterly	6/20/2023	0.66	USD	101,125,000	1,812,122	(109,669)	1,702,453

							12,605,143	162,788	12,767,931

Markit CDX Emerging Market Index Series 29.V1	1.00	Quarterly	6/20/2023	1.37	USD	14,750,000	$(301,558)	$46,139	$(255,419)

							(301,558)	46,139	(255,419)

							$12,303,585	$208,927	$12,512,512

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

Forward Effective Interest rate swap contracts outstanding as of March 31, 2018:

Exchange Cleared

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	1 Month Mexico Equilibrium Interbank Interest Rate Monthly	7.50% Monthly	9/13/2023	MXN	344,000,000	$(97,996)	$220,426	$122,430
Pay	3 Month Johannesburg Interbank Agreed Rate Quarterly	7.50% Quarterly	9/20/2023	ZAR	145,500,000	100,235	32,703	132,938
Pay	6 Month Budapest Interbank Offered Rate Semi-Annually	1.50% Annually	9/20/2023	HUF	2,977,700,000	59,513	113,703	173,216
Pay	6 Month Prague Interbank Offered Rate Semi-Annually	2.00% Annually	9/20/2023	CZK	279,500,000	135,577	58,234	193,811
Pay	6 Month Warsaw Interbank Offered Rate Semi-Annually	3.00% Annually	9/20/2023	PLN	68,600,000	283,455	189,171	472,626

						480,784	614,237	1,095,021

Pay	3 Month Hong Kong Interbank Offered Rate Quarterly	2.50% Quarterly	9/20/2023	HKD	157,100,000	$(93,000)	$(7,553)	$(100,553)
Pay	6 Month Singapore Interbank Offered Rate Semi-Annually	2.00% Semi-Annually	9/20/2023	SGD	26,800,000	(290,682)	34,371	(256,311)

						(383,682)	26,818	(356,864)

						$97,102	$641,055	$738,157

Forward Effective Interest rate swap contracts outstanding as of March 31, 2018:

Over the Counter

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT			UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Korean Certificate of Deposit Quarterly	2.20% Quarterly	CITI	3/15/2023	KRW	598,600,000	**	$—	$144	$144
Pay	3 Month Korean Certificate of Deposit Quarterly	2.24% Quarterly	CITI	3/15/2023	KRW	1,547,800,000	**	—	2,771	2,771
Pay	3 Month Korean Certificate of Deposit Quarterly	2.24% Quarterly	CITI	3/15/2023	KRW	1,547,900,000	**	—	2,771	2,771

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT			UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Korean Certificate of Deposit Quarterly	2.30% Quarterly	CITI	3/15/2023	KRW	1,097,000,000	**	$—	$4,878	$4,878
Pay	3 Month Korean Certificate of Deposit Quarterly	2.30% Quarterly	CITI	3/15/2023	KRW	1,097,000,000	**	—	4,878	4,878
Pay	3 Month Korean Certificate of Deposit Quarterly	2.31% Quarterly	CITI	3/15/2023	KRW	1,757,600,000	**	—	9,178	9,178
Pay	3 Month Korean Certificate of Deposit Quarterly	2.33% Quarterly	CITI	9/20/2023	KRW	8,681,600,000	**	—	23,802	23,802
Pay	3 Month Korean Certificate of Deposit Quarterly	2.34% Quarterly	CITI	9/20/2023	KRW	2,209,900,000	**	—	7,638	7,638
Pay	3 Month Korean Certificate of Deposit Quarterly	2.35% Quarterly	CITI	9/20/2023	KRW	8,681,700,000	**	—	32,391	32,391
Pay	3 Month Korean Certificate of Deposit Quarterly	2.37% Quarterly	CITI	9/20/2023	KRW	11,575,600,000	**	—	54,641	54,641
Pay	3 Month Korean Certificate of Deposit Quarterly	2.38% Quarterly	CITI	9/20/2023	KRW	17,363,300,000	**	—	89,595	89,595
Receive	3 Month Korean Certificate of Deposit Quarterly	2.02% Quarterly	CITI	3/15/2023	KRW	82,300,000	**	—	627	627
Receive	3 Month Korean Certificate of Deposit Quarterly	2.17% Quarterly	CITI	3/15/2023	KRW	1,859,800,000	**	—	1,776	1,776

								—	235,090	235,090

Pay	3 Month Korean Certificate of Deposit Quarterly	1.82% Quarterly	CITI	3/15/2023	KRW	282,400,000	**	—	(4,652)	(4,652)
Pay	3 Month Korean Certificate of Deposit Quarterly	1.85% Quarterly	CITI	3/15/2023	KRW	14,716,600,000	**	—	(224,509)	(224,509)
Pay	3 Month Korean Certificate of Deposit Quarterly	1.85% Quarterly	CITI	3/15/2023	KRW	14,716,500,000	**	—	(227,439)	(227,439)
Pay	3 Month Korean Certificate of Deposit Quarterly	1.87% Quarterly	CITI	3/15/2023	KRW	14,496,900,000	**	—	(208,321)	(208,321)
Pay	3 Month Korean Certificate of Deposit Quarterly	2.01% Quarterly	CITI	3/15/2023	KRW	663,600,000	**	—	(5,511)	(5,511)
Pay	3 Month Korean Certificate of Deposit Quarterly	2.14% Quarterly	CITI	3/15/2023	KRW	42,600,000	**	—	(108)	(108)
Pay	3 Month Korean Certificate of Deposit Quarterly	2.17% Quarterly	CITI	3/15/2023	KRW	341,700,000	**	—	(371)	(371)
Pay	3 Month Korean Certificate of Deposit Quarterly	2.17% Quarterly	CITI	3/15/2023	KRW	16,000,000	**	—	(16)	(16)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.23% Quarterly	CITI	3/15/2023	KRW	679,000,000	**	—	(1,141)	(1,141)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT			UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Receive	3 Month Korean Certificate of Deposit Quarterly	2.24% Quarterly	CITI	3/15/2023	KRW	1,503,900,000	**	$—	$(3,225)	$(3,225)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.26% Quarterly	CITI	3/15/2023	KRW	8,615,700,000	**	—	(24,961)	(24,961)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.27% Quarterly	CITI	3/15/2023	KRW	2,193,900,000	**	—	(7,327)	(7,327)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.28% Quarterly	CITI	3/15/2023	KRW	8,615,700,000	**	—	(32,591)	(32,591)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.30% Quarterly	CITI	3/15/2023	KRW	11,487,600,000	**	—	(53,626)	(53,626)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.31% Quarterly	CITI	3/15/2023	KRW	17,231,300,000	**	—	(88,068)	(88,068)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.34% Quarterly	CITI	3/15/2023	KRW	652,900,000	**	—	(4,277)	(4,277)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.32% Quarterly	CITI	9/20/2023	KRW	873,700,000	**	—	(2,107)	(2,107)
Receive	3 Month Korean Certificate of Deposit Quarterly	2.36% Quarterly	CITI	9/20/2023	KRW	6,537,600,000	**	—	(27,985)	(27,985)

								—	(916,235)	(916,235)

								$—	$(681,145)	$(681,145)

**	Non-deliverable currency.

(a)	Floating rate indices at March 31, 2018 were as follows:

1 Month Mexico Equilibrium Interbank Interest Rate: 10.87%

3 Month Hong Kong Interbank Offered Rate: 1.21%

3 Month Johannesburg Interbank Agreed Rate: 6.87%

3 Month Korean Certificate of Deposit: 1.65%

6 Month Budapest Interbank Offered Rate: 0.05%

6 Month Prague Interbank Offered Rate: 0.99%

6 Month Singapore Interbank Offered Rate: 1.60

6 Month Warsaw Interbank Offered Rate: 1.78%

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

Total return swap contracts outstanding as of March 31, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/13/2018	USD	(531,675)	$10,875
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/13/2018	USD	(177,225)	4,161
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/13/2018	USD	(310,144)	6,091
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	1,899,975	152,953
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	232,650	18,764
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(232,650)	1,850
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(1,376,513)	8,104
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	1,376,513	110,276
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(310,200)	2,069
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	310,200	24,451
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/13/2018	USD	855,330	9,960
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/13/2018	USD	(855,330)	22,261
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/13/2018	USD	(81,460)	2,290

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/13/2018	USD	(81,460)	$2,185
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/13/2018	USD	81,460	2,927
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/13/2018	USD	81,460	1,181
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/13/2018	USD	(81,460)	2,415
iBovespa Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/18/2018	BRL	2,075,573	87,650
KC HRW Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(23,363)	3,275
KC HRW Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	23,363	1,002
KC HRW Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	93,450	3,902
KC HRW Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(93,450)	12,854
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	06/14/2018	KRW	4,104,100,000	83,493
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/13/2018	USD	(68,700)	12,892
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/13/2018	USD	(366,400)	68,698
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/13/2018	USD	(801,500)	144,210
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/13/2018	USD	(1,030,500)	196,659

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	06/14/2018	USD	(91,860)	$5,088
Lean Hogs June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	06/14/2018	USD	(489,920)	19,407
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/06/2018	USD	(637,000)	51,195
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/06/2018	USD	(1,956,500)	154,970
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/06/2018	USD	(1,547,000)	126,403
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	USD	733,860	8,405
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/27/2018	USD	937,710	6,474
SGX NIFTY 50 Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/26/2018	USD	655,520	13,944
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	104,475	6,855
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(104,475)	1,888
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	835,800	59,926
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(835,800)	3,875
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	888,038	65,297

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(888,038)	$6,530
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/20/2018	USD	2,141,738	150,213
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/20/2018	USD	(2,141,738)	12,850
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(2,768,588)	21,039
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	2,768,588	201,335
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	460,800	76,591
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	1,459,200	233,105
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	691,200	116,220
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/20/2018	USD	499,200	73,270
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	230,400	19,213
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(230,400)	1,097
Soybean Meal July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/22/2018	USD	386,300	7,394
Soybean Meal July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/22/2018	USD	1,467,940	28,786
Soybean Meal July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/22/2018	USD	695,340	12,846
Soybean Meal July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	06/22/2018	USD	270,410	6,010

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(172,098)	$3,256
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(267,708)	6,912
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(248,586)	1,508
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(764,880)	4,481
Soybean Oil July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	327,726	1,870
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	879,450	13,217
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(879,450)	80,988
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(879,450)	80,113
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(135,300)	11,889
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(112,750)	10,614
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	112,750	2,140
Wheat July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	06/22/2018	USD	(140,550)	9,275

								2,713,937

Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/13/2018	USD	177,225	(9,694)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/13/2018	USD	310,144	(20,020)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/13/2018	USD	531,675	$(35,246)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/08/2018	USD	540,900	(12,157)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/08/2018	USD	315,525	(6,778)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/08/2018	USD	180,300	(4,574)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(1,899,975)	(52,631)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/22/2018	USD	614,188	(3,541)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/22/2018	USD	277,375	(1,485)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/22/2018	USD	1,426,500	(5,539)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	317,000	(1,436)
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/13/2018	USD	81,460	(805)
Cotton No. 2 July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/15/2018	USD	81,800	(1,980)
Cotton No. 2 July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/15/2018	USD	858,900	(17,001)
Cotton No. 2 July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/15/2018	USD	81,800	(1,513)
Cotton No. 2 July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/15/2018	USD	81,800	(1,832)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	04/27/2018	HKD	7,512,500	(2,807)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	HKD	15,025,000	$(9,087)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	HKD	1,502,500	(600)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/27/2018	HKD	7,512,500	(10,698)
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	HKD	33,728,800	(11,706)
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	04/27/2018	HKD	10,239,100	(6,836)
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/27/2018	HKD	12,046,000	(13,902)
KC HRW Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/22/2018	USD	24,313	(3,175)
KC HRW Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	97,250	(12,413)
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	06/14/2018	KRW	78,925,000	(1,643)
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/13/2018	USD	366,400	(117,852)
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/13/2018	USD	801,500	(257,694)
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/13/2018	USD	68,700	(22,200)
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/13/2018	USD	1,030,500	(331,319)
Lean Hogs June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/14/2018	USD	1,255,420	(65,231)
Lean Hogs June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/14/2018	USD	489,920	(25,446)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/14/2018	USD	91,860	$(4,764)
Lean Hogs June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	06/14/2018	USD	1,071,700	(50,129)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/06/2018	USD	1,547,000	(128,916)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/06/2018	USD	637,000	(53,038)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/06/2018	USD	1,956,500	(180,690)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/01/2018	USD	1,395,020	(171,998)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/01/2018	USD	574,420	(69,958)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	06/01/2018	USD	1,764,290	(213,391)
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	04/27/2018	USD	693,090	(2,264)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	06/22/2018	USD	2,163,775	(11,325)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	2,797,075	(18,388)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/22/2018	USD	1,161,050	(8,575)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/22/2018	USD	897,175	(5,773)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/22/2018	USD	105,550	(1,732)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(691,200)	(11,459)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(1,459,200)	$(26,580)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(460,800)	(16,322)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/20/2018	USD	(499,200)	(3,200)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	248,586	(8,969)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	2,122,542	(77,704)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	267,708	(10,416)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	172,098	(6,582)
TAIEX Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/18/2018	TWD	973,584	(5,778)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	135,300	(265)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	879,450	(19,685)
Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/22/2018	USD	913,575	(79,387)
Wheat July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	06/22/2018	USD	(257,675)	(167)
Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	117,125	(10,424)
Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/22/2018	USD	140,550	(11,793)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/22/2018	USD	913,575	$(78,022)
Wheat July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	06/22/2018	USD	(163,975)	(1,260)

								(2,357,795)

								$356,142

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	1	4/2018	EUR	$129,936	$(422)
Hang Seng Index	16	4/2018	HKD	3,063,142	(40,689)
LME Aluminum Base Metal	1	4/2018	USD	49,769	(5,728)
LME Aluminum Base Metal	3	4/2018	USD	149,306	(19,298)
LME Aluminum Base Metal	4	4/2018	USD	199,206	(23,406)
LME Aluminum Base Metal	6	4/2018	USD	298,450	(29,862)
LME Aluminum Base Metal	7	4/2018	USD	347,681	(44,747)
LME Aluminum Base Metal	8	4/2018	USD	397,766	(35,288)
LME Copper Base Metal	1	4/2018	USD	167,294	(11,459)
LME Copper Base Metal	14	4/2018	USD	2,343,135	(141,732)
LME Nickel Base Metal	1	4/2018	USD	79,518	3,708
LME Nickel Base Metal	1	4/2018	USD	79,529	3,611
LME Nickel Base Metal	1	4/2018	USD	79,568	(2,506)
LME Nickel Base Metal	2	4/2018	USD	159,066	5,788
LME Nickel Base Metal	2	4/2018	USD	159,176	(4,240)
LME Zinc Base Metal	1	4/2018	USD	81,962	(5,628)
LME Zinc Base Metal	3	4/2018	USD	246,487	(5,936)
MSCI Taiwan Index	7	4/2018	USD	285,390	(294)
Brent Crude Oil	255	5/2018	USD	17,556,750	1,196,757
LME Aluminum Base Metal	1	5/2018	USD	49,808	(5,495)
LME Aluminum Base Metal	2	5/2018	USD	99,747	(6,759)
LME Aluminum Base Metal	4	5/2018	USD	199,850	(16,012)
LME Aluminum Base Metal	8	5/2018	USD	399,198	(33,826)
LME Aluminum Base Metal	10	5/2018	USD	499,187	(46,342)
LME Aluminum Base Metal	11	5/2018	USD	548,391	(52,128)
LME Copper Base Metal	1	5/2018	USD	167,572	(11,508)
LME Copper Base Metal	1	5/2018	USD	167,549	(10,102)
LME Copper Base Metal	1	5/2018	USD	167,516	(2,545)
LME Copper Base Metal	3	5/2018	USD	502,497	(24,511)
LME Copper Base Metal	3	5/2018	USD	503,005	(26,533)
LME Copper Base Metal	6	5/2018	USD	1,005,297	(20,196)
LME Lead Base Metal	1	5/2018	USD	59,912	(2,240)
LME Lead Base Metal	1	5/2018	USD	59,912	(2,465)
LME Nickel Base Metal	1	5/2018	USD	79,663	(2,369)
LME Nickel Base Metal	1	5/2018	USD	79,592	(1,965)
LME Nickel Base Metal	1	5/2018	USD	79,646	(5,394)
LME Nickel Base Metal	1	5/2018	USD	79,690	(3,660)
LME Nickel Base Metal	2	5/2018	USD	159,238	(1,708)
Natural Gas	89	5/2018	USD	2,472,420	(48,284)
NY Harbor ULSD	30	5/2018	USD	2,543,940	174,329
RBOB Gasoline	34	5/2018	USD	2,891,700	166,639
Silver	20	5/2018	USD	1,626,800	(36,442)
Soybean Oil	8	5/2018	USD	152,976	(353)
WTI Crude Oil	363	5/2018	USD	23,547,810	1,459,798
100 oz Gold	121	6/2018	USD	16,060,330	(19,246)
Australia 10 Year Bond	110	6/2018	AUD	10,950,748	183,102
Canada 10 Year Bond	129	6/2018	CAD	13,344,068	255,917
EURO STOXX 50 Index	119	6/2018	EUR	4,804,157	(79,528)
Euro-Bund	577	6/2018	EUR	113,190,461	1,400,231
FTSE 100 Index	16	6/2018	GBP	1,569,901	(22,484)
FTSE/JSE Top 40 Index	6	6/2018	ZAR	250,288	(17,392)
FTSE/MIB Index	8	6/2018	EUR	1,080,483	(18,692)
Japan 10 Year Bond	30	6/2018	JPY	42,508,341	5,249
KOSPI 200 Index	3	6/2018	KRW	222,136	(4,126)
Lean Hogs	3	6/2018	USD	91,860	(5,054)
Live Cattle	30	6/2018	USD	1,230,900	(148,516)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal	1	6/2018	USD	$50,091	$(1,118)
LME Aluminum Base Metal	1	6/2018	USD	50,006	(3,497)
LME Aluminum Base Metal	3	6/2018	USD	150,338	(346)
LME Aluminum Base Metal	3	6/2018	USD	150,188	(6,328)
LME Aluminum Base Metal	5	6/2018	USD	250,125	(12,390)
LME Aluminum Base Metal	36	6/2018	USD	1,800,450	(129,256)
LME Aluminum Base Metal	183	6/2018	USD	9,164,869	(890,922)
LME Copper Base Metal	1	6/2018	USD	167,838	(3,372)
LME Copper Base Metal	1	6/2018	USD	167,824	4,021
LME Copper Base Metal	2	6/2018	USD	335,813	(10,355)
LME Copper Base Metal	4	6/2018	USD	671,400	73
LME Copper Base Metal	10	6/2018	USD	1,678,043	(63,112)
LME Copper Base Metal	99	6/2018	USD	16,615,294	(1,107,414)
LME Lead Base Metal	1	6/2018	USD	59,900	62
LME Lead Base Metal	6	6/2018	USD	359,400	(5,043)
LME Lead Base Metal	21	6/2018	USD	1,257,900	(93,636)
LME Nickel Base Metal	1	6/2018	USD	79,758	(2,129)
LME Nickel Base Metal	1	6/2018	USD	79,732	344
LME Nickel Base Metal	39	6/2018	USD	3,111,264	56,735
LME Zinc Base Metal	2	6/2018	USD	163,900	2,394
LME Zinc Base Metal	3	6/2018	USD	245,700	3,441
LME Zinc Base Metal	3	6/2018	USD	245,625	3,516
LME Zinc Base Metal	3	6/2018	USD	245,850	(2,821)
LME Zinc Base Metal	5	6/2018	USD	409,673	5,158
LME Zinc Base Metal	52	6/2018	USD	4,260,100	(91,361)
Long Gilt	13	6/2018	GBP	2,240,114	34,614
Low Sulphur Gasoil	79	6/2018	USD	4,850,600	319,714
Russell 2000 E-Mini Index	58	6/2018	USD	4,440,480	(186,015)
S&P 500 E-Mini Index	333	6/2018	USD	44,005,950	(2,211,000)
S&P Midcap 400 E-Mini Index	27	6/2018	USD	5,084,370	(165,605)
Sugar No. 11	137	6/2018	USD	1,911,862	(83,744)
TOPIX Index	60	6/2018	JPY	9,679,056	87,047
U.S. Treasury 10 Year Note	1,036	6/2018	USD	125,501,688	1,278,499
Cocoa	49	7/2018	USD	1,266,160	24,321
Coffee ‘C’	24	7/2018	USD	1,081,800	(22,660)
Corn	143	7/2018	USD	2,833,188	2,559
Cotton No. 2	7	7/2018	USD	286,300	(4,636)
KC HRW Wheat	18	7/2018	USD	437,625	(53,481)
Silver	4	7/2018	USD	327,080	(88)
Soybean	44	7/2018	USD	2,322,100	(3,449)
Wheat	41	7/2018	USD	960,425	(84,476)
Feeder Cattle	10	8/2018	USD	702,125	(46,159)

					346,104

Short Contracts
LME Aluminum Base Metal	(1)	4/2018	USD	(49,769)	5,603
LME Aluminum Base Metal	(3)	4/2018	USD	(149,306)	19,135
LME Aluminum Base Metal	(4)	4/2018	USD	(199,206)	22,794
LME Aluminum Base Metal	(6)	4/2018	USD	(298,450)	30,692
LME Aluminum Base Metal	(7)	4/2018	USD	(347,681)	45,462
LME Aluminum Base Metal	(8)	4/2018	USD	(397,766)	35,134
LME Copper Base Metal	(1)	4/2018	USD	(167,294)	11,567
LME Copper Base Metal	(14)	4/2018	USD	(2,343,135)	136,805
LME Nickel Base Metal	(1)	4/2018	USD	(79,518)	(3,688)
LME Nickel Base Metal	(1)	4/2018	USD	(79,529)	(3,245)
LME Nickel Base Metal	(1)	4/2018	USD	(79,568)	2,451
LME Nickel Base Metal	(2)	4/2018	USD	(159,176)	4,319
LME Nickel Base Metal	(2)	4/2018	USD	(159,066)	(5,046)
LME Zinc Base Metal	(1)	4/2018	USD	(81,962)	5,966

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal	(3)	4/2018	USD	$(246,487)	$6,779
LME Aluminum Base Metal	(1)	5/2018	USD	(49,808)	5,618
LME Aluminum Base Metal	(2)	5/2018	USD	(99,747)	6,721
LME Aluminum Base Metal	(4)	5/2018	USD	(199,850)	14,788
LME Aluminum Base Metal	(8)	5/2018	USD	(399,198)	34,027
LME Aluminum Base Metal	(10)	5/2018	USD	(499,188)	45,965
LME Aluminum Base Metal	(11)	5/2018	USD	(548,391)	51,469
LME Copper Base Metal	(1)	5/2018	USD	(167,572)	11,425
LME Copper Base Metal	(1)	5/2018	USD	(167,516)	2,353
LME Copper Base Metal	(1)	5/2018	USD	(167,549)	11,098
LME Copper Base Metal	(3)	5/2018	USD	(502,497)	23,483
LME Copper Base Metal	(3)	5/2018	USD	(503,005)	31,024
LME Copper Base Metal	(6)	5/2018	USD	(1,005,297)	19,708
LME Lead Base Metal	(1)	5/2018	USD	(59,912)	2,736
LME Lead Base Metal	(1)	5/2018	USD	(59,912)	2,623
LME Nickel Base Metal	(1)	5/2018	USD	(79,663)	2,594
LME Nickel Base Metal	(1)	5/2018	USD	(79,592)	1,885
LME Nickel Base Metal	(1)	5/2018	USD	(79,646)	5,551
LME Nickel Base Metal	(1)	5/2018	USD	(79,690)	4,133
LME Nickel Base Metal	(2)	5/2018	USD	(159,238)	1,758
LME Aluminum Base Metal	(1)	6/2018	USD	(50,006)	3,522
LME Aluminum Base Metal	(1)	6/2018	USD	(50,091)	1,207
LME Aluminum Base Metal	(3)	6/2018	USD	(150,338)	762
LME Aluminum Base Metal	(3)	6/2018	USD	(150,188)	5,872
LME Aluminum Base Metal	(5)	6/2018	USD	(250,125)	12,704
LME Aluminum Base Metal	(36)	6/2018	USD	(1,800,450)	133,019
LME Aluminum Base Metal	(89)	6/2018	USD	(4,457,231)	331,881
LME Copper Base Metal	(1)	6/2018	USD	(167,824)	(3,146)
LME Copper Base Metal	(1)	6/2018	USD	(167,838)	3,946
LME Copper Base Metal	(2)	6/2018	USD	(335,813)	12,183
LME Copper Base Metal	(4)	6/2018	USD	(671,400)	1,989
LME Copper Base Metal	(10)	6/2018	USD	(1,678,043)	71,772
LME Copper Base Metal	(40)	6/2018	USD	(6,713,250)	263,303
LME Lead Base Metal	(1)	6/2018	USD	(59,900)	172
LME Lead Base Metal	(6)	6/2018	USD	(359,400)	4,750
LME Lead Base Metal	(8)	6/2018	USD	(479,200)	9,551
LME Nickel Base Metal	(1)	6/2018	USD	(79,732)	(325)
LME Nickel Base Metal	(1)	6/2018	USD	(79,758)	2,799
LME Zinc Base Metal	(2)	6/2018	USD	(163,900)	(2,184)
LME Zinc Base Metal	(3)	6/2018	USD	(245,700)	(3,378)
LME Zinc Base Metal	(3)	6/2018	USD	(245,625)	(4,001)
LME Zinc Base Metal	(3)	6/2018	USD	(245,850)	2,785
LME Zinc Base Metal	(5)	6/2018	USD	(409,673)	(6,897)
LME Zinc Base Metal	(16)	6/2018	USD	(1,310,800)	(12,122)
Soybean Oil	(1)	7/2018	USD	(19,278)	(196)

					1,423,655

					$1,769,759

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

Forward foreign currency contracts outstanding as of March 31, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CNY	14,282,800	USD	2,248,174	CITI**	6/20/2018	$20,703
CNY	21,424,200	USD	3,372,266	JPMC**	6/20/2018	31,050
GBP	955,224	USD	1,332,415	CITI	6/20/2018	12,220
GBP	1,432,835	USD	1,998,623	JPMC	6/20/2018	18,327
HUF	672,964,250	USD	2,650,437	CITI	6/20/2018	14,368
HUF	1,009,446,375	USD	3,975,660	JPMC	6/20/2018	21,547
INR	355,284,000	USD	5,387,988	CITI**	6/20/2018	23,240
INR	532,926,000	USD	8,081,992	JPMC**	6/20/2018	34,850
KRW	10,734,041,600	USD	9,969,541	CITI**	6/20/2018	155,762
KRW	16,101,062,399	USD	14,954,331	JPMC**	6/20/2018	233,624
MXN	220,005,600	USD	11,561,546	CITI	6/20/2018	391,861
MXN	330,008,400	USD	17,342,341	JPMC	6/20/2018	587,771
PLN	1,765,085	USD	515,200	CITI	6/20/2018	1,208
PLN	2,647,628	USD	772,801	JPMC	6/20/2018	1,811
USD	922,818	BRL	3,002,400	CITI**	6/20/2018	19,535
USD	1,384,225	BRL	4,503,600	JPMC**	6/20/2018	29,300
USD	62,658	CHF	58,400	CITI	6/20/2018	1,157
USD	93,986	CHF	87,600	JPMC	6/20/2018	1,736
USD	41,535,845	EUR	33,410,869	CITI	6/20/2018	182,980
USD	62,303,711	EUR	50,116,320	JPMC	6/20/2018	274,392
USD	758,522	HKD	5,920,000	CITI	6/20/2018	2,241
USD	1,137,781	HKD	8,880,000	JPMC	6/20/2018	3,359
USD	1,612,178	HUF	404,454,000	CITI	6/20/2018	10,620
USD	2,418,263	HUF	606,681,000	JPMC	6/20/2018	15,927
USD	1,084,838	PLN	3,698,000	CITI	6/20/2018	2,921
USD	1,627,256	PLN	5,547,000	JPMC	6/20/2018	4,379
USD	1,709,678	TRY	6,717,200	CITI	6/20/2018	46,411
USD	2,564,514	TRY	10,075,800	JPMC	6/20/2018	69,613
USD	676,522	ZAR	8,036,000	CITI	6/20/2018	4,962
USD	1,014,781	ZAR	12,054,000	JPMC	6/20/2018	7,441
ZAR	38,512,400	USD	3,192,812	CITI	6/20/2018	25,626
ZAR	57,768,602	USD	4,789,225	JPMC	6/20/2018	38,434

Total unrealized appreciation						2,289,376

BRL	23,521,602	USD	7,168,523	CITI**	6/20/2018	(91,959)
BRL	35,282,398	USD	10,752,797	JPMC**	6/20/2018	(137,952)
CHF	58,400	USD	61,991	CITI	6/20/2018	(491)
CHF	87,600	USD	92,987	JPMC	6/20/2018	(736)
EUR	3,989,518	USD	4,985,178	CITI	6/20/2018	(47,323)
EUR	5,984,277	USD	7,477,664	JPMC	6/20/2018	(70,882)
HKD	5,620,000	USD	719,472	CITI	6/20/2018	(1,516)
HKD	8,430,000	USD	1,079,209	JPMC	6/20/2018	(2,276)
HUF	672,526,150	USD	2,675,915	CITI	6/20/2018	(12,845)
HUF	1,008,789,225	USD	4,013,878	JPMC	6/20/2018	(19,272)
INR	26,174,800	USD	400,718	CITI**	6/20/2018	(2,057)
INR	39,262,200	USD	601,078	JPMC**	6/20/2018	(3,087)
PLN	22,946,113	USD	6,779,617	CITI	6/20/2018	(66,312)
PLN	34,419,174	USD	10,169,440	JPMC	6/20/2018	(99,481)
TRY	46,731,198	USD	11,910,800	CITI	6/20/2018	(339,541)
TRY	70,096,802	USD	17,866,223	JPMC	6/20/2018	(509,334)
USD	326,788	BRL	1,093,600	CITI**	6/20/2018	(2,226)
USD	490,181	BRL	1,640,400	JPMC**	6/20/2018	(3,339)
USD	12,407	CNY	79,200	CITI**	6/20/2018	(174)
USD	18,611	CNY	118,800	JPMC**	6/20/2018	(261)
USD	7,149,829	EUR	5,810,581	CITI	6/20/2018	(41,968)
USD	10,724,735	EUR	8,715,876	JPMC	6/20/2018	(62,966)
USD	9,150,534	GBP	6,561,826	CITI	6/20/2018	(86,312)
USD	13,725,789	GBP	9,842,742	JPMC	6/20/2018	(129,485)
USD	1,958,896	INR	129,021,200	CITI**	6/20/2018	(6,189)
USD	2,938,340	INR	193,531,800	JPMC**	6/20/2018	(9,287)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	1,199,232	KRW	1,284,178,000	CITI**	6/20/2018	$(12,119)
USD	1,798,846	KRW	1,926,267,000	JPMC**	6/20/2018	(18,180)
USD	1,136,820	MXN	21,591,600	CITI	6/20/2018	(36,301)
USD	1,705,228	MXN	32,387,400	JPMC	6/20/2018	(54,453)
USD	299,456	PLN	1,025,600	CITI	6/20/2018	(602)
USD	449,184	PLN	1,538,400	JPMC	6/20/2018	(903)
USD	879,391	TRY	3,566,400	CITI	6/20/2018	(3,696)
USD	1,319,085	TRY	5,349,600	JPMC	6/20/2018	(5,546)
USD	262,035	ZAR	3,190,400	CITI	6/20/2018	(4,583)
USD	393,052	ZAR	4,785,600	JPMC	6/20/2018	(6,875)
ZAR	43,175,200	USD	3,646,656	CITI	6/20/2018	(38,552)
ZAR	64,762,800	USD	5,469,991	JPMC	6/20/2018	(57,835)

Total unrealized depreciation						(1,986,916)

Net unrealized appreciation						$302,460

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

PLN - Poland Zloty

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$7,172,111	$7,172,111

CITG
Cash	—	437,993	437,993

CITI
Investment Companies	3,195,316	—	3,195,316

GSCO
Cash	—	(1,544,424)	(1,544,424)
U.S. Treasury Inflation Linked Notes	—	2,046,900	2,046,900

GSIN
Investment Companies	80,763	—	80,763

JPMC
Investment Companies	16,260,000	—	16,260,000

JPMS
Cash	—	75,725	75,725

MLIN
Cash	260,000	—	260,000

MSCL
Cash	—	(1,040,117)	(1,040,117)
U.S. Treasury Inflation Linked Notes	—	1,055,359	1,055,359

MSCS
Investment Companies	1,646,609	—	1,646,609

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(110,000)	$—	$(110,000)
Investment Companies	263,467	—	263,467

GSCO
Cash	—	(409,851)	(409,851)

GSIN
Cash	379,904	—	379,904

JPPC
Cash	—	3,198,784	3,198,784

MACQ
Cash	230,000	—	230,000

MLIN
Cash	1,090,000	—	1,090,000

MSCL
Cash	—	1,394,122	1,394,122

SOCG
Cash	720,984	—	720,984

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

INVESTMENTS		PRINCIPAL AMOUNT ($)	VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 23.7%
Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 4/15/2023 (a)(b)	EUR	1,680,960	2,231,658
0.10%, 4/15/2026 (a)(b)	EUR	1,738,318	2,356,616
France Government Bond OAT 1.10%, 7/25/2022 (a)(b)	EUR	902,533	1,247,382
0.25%, 7/25/2024 (a)(b)	EUR	628,733	851,625
0.10%, 3/1/2025	EUR	712,572	944,398
1.85%, 7/25/2027 (a)(b)	EUR	433,860	678,344
0.70%, 7/25/2030 (a)(b)	EUR	101,747	146,728
United Kingdom Index Linked Treasury Gilt 0.13%, 3/22/2024	GBP	1,298,574	2,049,649
0.13%, 3/22/2026	GBP	962,379	1,563,355

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $11,130,360)			12,069,755

U.S. TREASURY OBLIGATIONS - 37.8%
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2020 (c)		3,270,000	3,447,622
0.13%, 4/15/2021 (c)		5,160,000	5,350,477
0.13%, 4/15/2022 (c)		3,150,000	3,165,256
0.38%, 7/15/2025		1,220,000	1,259,055
0.63%, 1/15/2026		2,200,000	2,294,612
0.13%, 7/15/2026		2,460,000	2,444,743
0.38%, 7/15/2027		1,280,000	1,265,292

TOTAL U.S. TREASURY OBLIGATIONS (Cost $19,363,476)			19,227,057

SHORT-TERM INVESTMENTS - 54.9%

REPURCHASE AGREEMENTS - 0.8%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.95%, dated 3/28/2018, due 4/4/2018, repurchase price $207,579, collateralized by U.S. Treasury Inflation Linked Notes, 0.13%, due 4/15/2021		207,500	207,500
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.95%, dated 3/28/2018, due 4/4/2018, repurchase price $100,538, collateralized by U.S. Treasury Inflation Linked Notes, 0.13%, due 4/15/2022		100,500	100,500
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.95%, dated 3/28/2018, due 4/4/2018, repurchase price $105,540, collateralized by U.S. Treasury Inflation Linked Notes, 0.13%, due 4/15/2020		105,500	105,500

TOTAL REPURCHASE AGREEMENTS (Cost $413,500)			413,500

INVESTMENTS	SHARES	VALUE ($)
INVESTMENT COMPANIES - 35.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.55% (d)	242,330	242,330
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.49% (d)	969,319	969,319
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.61% (d)(e)	4,690,998	4,690,998
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.56% (d)(e)	295,357	295,357
Limited Purpose Cash Investment Fund, 1.53% (d)	10,518,747	10,516,643
UBS Select Treasury Preferred Fund, Class I, 1.55% (d)	1,211,649	1,211,649

TOTAL INVESTMENT COMPANIES (Cost $17,925,563)		17,926,296

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 18.8%
U.S. Treasury Bills 1.37%, 5/17/2018 (f)	2,055,000	2,050,783
1.46%, 6/7/2018 (f)	1,045,000	1,041,816
1.63%, 7/26/2018 (f)	3,837,000	3,815,406
1.64%, 8/2/2018 (f)	1,148,000	1,141,003
1.85%, 8/30/2018 (f)	1,510,000	1,498,274

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,550,677)		9,547,282

TOTAL SHORT-TERM INVESTMENTS (Cost $27,889,740)		27,887,078

Total Investments In Securities At Value - 116.4% (Cost $58,383,576)		59,183,890
Liabilities In Excess Of Other Assets - (16.4)% (g)		(8,348,662)

Net Assets - 100.0%		50,835,228

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2018, the value of these securities amounted to $7,512,353 or 14.78% of net assets.
(b)	Inflation protected security.
(c)	On 3/31/2018, securities valued at $11,963,355 were pledged as collateral for reverse repurchase agreements outstanding.
(d)	Represents 7-day effective yield as of March 31, 2018.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

Reverse repurchase agreements at March 31, 2018:

Over the Counter

COUNTERPARTY	TRADE DATE	RATE	DUE DATE	PRINCIPAL AMOUNT AND VALUE OF REVERSE REPURCHASE AGREEMENT
CITI	3/2/2018	1.74%	4/12/2018	$3,237,792
MPFS	3/2/2018	1.75%	4/12/2018	5,487,300
MSCL	3/2/2018	1.78%	4/12/2018	3,542,712

				$12,267,804

The weighted average daily balance of the reverse repurchase agreements during the period ended March 31, 2018 was $12,047,233 at a net weighted average interest rate of 1.595%

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

Total return swap contracts outstanding as of March 31, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/13/2018	USD	(177,225)	$4,312
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/13/2018	USD	(44,306)	1,233
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/13/2018	USD	(132,919)	2,928
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	659,175	53,258
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(58,163)	550
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	58,163	4,818
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	193,875	15,611
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(193,875)	1,451
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	96,938	7,700
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(96,938)	1,021
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/13/2018	USD	(162,920)	3,147
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/13/2018	USD	(40,730)	760
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/13/2018	USD	(40,730)	786

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
iBovespa Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/18/2018	BRL	1,713,100	$21,637
KC HRW Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	23,363	925
KC HRW Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(23,363)	3,169
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/14/2018	KRW	315,700,000	3,715
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	06/14/2018	KRW	631,400,000	13,684
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/13/2018	USD	(114,500)	21,286
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/13/2018	USD	(389,300)	74,432
Lean Hogs June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	06/14/2018	USD	(61,240)	3,249
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/06/2018	USD	(546,000)	44,105
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/06/2018	USD	(227,500)	18,853
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	USD	407,700	1,466

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
SGX NIFTY 50 Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/26/2018	USD	245,820	$2,709
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(261,188)	262
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	261,188	19,189
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(104,475)	13
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	104,475	7,795
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	992,513	73,431
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	104,475	8,118
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(104,475)	9
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	105,550	31
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	153,600	25,680
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	307,200	50,879
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	115,200	19,866
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	76,800	11,330
Soybean Meal July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/22/2018	USD	154,520	3,246

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Meal July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/22/2018	USD	309,040	$6,736
Soybean Meal July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/22/2018	USD	115,890	3,205
Soybean Meal July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	38,630	943
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(38,244)	934
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(19,122)	468
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(76,488)	728
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(133,854)	404
Soybean Oil July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	77,112	440
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	112,750	1,252
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(112,750)	10,262
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(135,300)	12,038
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(67,650)	5,817

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	67,650	$1,559
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	45,100	1,009
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(45,100)	3,941
Wheat July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	06/22/2018	USD	(46,850)	23

								576,413

Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/13/2018	USD	177,225	(10,144)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/13/2018	USD	44,306	(2,350)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/13/2018	USD	132,919	(7,357)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/08/2018	USD	180,300	(4,744)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/08/2018	USD	45,075	(1,336)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/08/2018	USD	135,225	(3,228)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(659,175)	(11,487)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	158,500	(1,384)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/22/2018	USD	336,813	(1,996)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/22/2018	USD	59,438	$(491)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/22/2018	USD	198,125	(1,135)
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/13/2018	USD	162,920	(1,163)
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/13/2018	USD	40,730	(145)
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/13/2018	USD	40,730	(224)
Cotton No. 2 July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/15/2018	USD	40,900	(645)
Cotton No. 2 July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/15/2018	USD	163,600	(2,514)
Cotton No. 2 July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/15/2018	USD	40,900	(630)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	HKD	1,502,500	(600)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	HKD	3,005,000	(1,852)
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	HKD	8,432,200	(2,993)
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	HKD	7,227,600	(7,438)
KC HRW Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/22/2018	USD	24,313	(3,075)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/13/2018	USD	114,500	$(36,492)
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/13/2018	USD	389,300	(125,486)
Lean Hogs June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/14/2018	USD	489,920	(25,654)
Lean Hogs June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/14/2018	USD	153,100	(7,915)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/06/2018	USD	227,500	(18,495)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/06/2018	USD	546,000	(45,208)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/01/2018	USD	205,150	(25,488)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/01/2018	USD	492,360	(60,194)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(992,513)	(1,402)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/22/2018	USD	211,100	(1,754)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/22/2018	USD	897,175	(5,398)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/22/2018	USD	263,875	(201)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(76,800)	(516)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(115,200)	(3,132)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(153,600)	$(3,070)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(307,200)	(6,420)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	19,122	(906)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	478,050	(17,655)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	38,244	(1,420)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	76,488	(2,792)
TAIEX Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/18/2018	TWD	8,734,400	(1,861)
TAIEX Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/18/2018	TWD	4,367,200	(619)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	135,300	(915)
Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/22/2018	USD	70,275	(5,806)
Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/22/2018	USD	117,125	(10,102)
Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	46,850	(3,948)
Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/22/2018	USD	140,550	(11,800)

								(491,580)

								$84,833

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	1	4/2018	EUR	$129,936	$(865)
Hang Seng Index	6	4/2018	HKD	1,148,678	(16,117)
LME Aluminum Base Metal	1	4/2018	USD	49,769	(6,433)
LME Aluminum Base Metal	1	4/2018	USD	49,742	(4,977)
LME Aluminum Base Metal	1	4/2018	USD	49,801	(5,852)
LME Aluminum Base Metal	2	4/2018	USD	99,337	(12,785)
LME Nickel Base Metal	1	4/2018	USD	79,529	3,611
LME Nickel Base Metal	1	4/2018	USD	79,568	(2,506)
MSCI Taiwan Index	3	4/2018	USD	122,310	(81)
Brent Crude Oil	57	5/2018	USD	3,924,450	268,553
LME Aluminum Base Metal	2	5/2018	USD	99,838	(9,268)
LME Aluminum Base Metal	2	5/2018	USD	99,800	(8,456)
LME Aluminum Base Metal	3	5/2018	USD	149,561	(14,025)
LME Copper Base Metal	1	5/2018	USD	167,668	(8,844)
LME Copper Base Metal	1	5/2018	USD	167,499	(10,378)
LME Copper Base Metal	2	5/2018	USD	335,099	(6,732)
LME Lead Base Metal	1	5/2018	USD	59,912	(2,241)
LME Nickel Base Metal	1	5/2018	USD	79,663	(2,369)
Natural Gas	21	5/2018	USD	583,380	(11,956)
NY Harbor ULSD	7	5/2018	USD	593,586	36,695
RBOB Gasoline	7	5/2018	USD	595,350	34,787
Silver	6	5/2018	USD	488,040	(12,450)
Soybean Oil	3	5/2018	USD	57,366	(288)
WTI Crude Oil	81	5/2018	USD	5,254,470	325,265
100 oz Gold	29	6/2018	USD	3,849,170	(4,878)
Australia 10 Year Bond	29	6/2018	AUD	2,887,015	48,518
Canada 10 Year Bond	33	6/2018	CAD	3,413,599	65,419
DAX Index	1	6/2018	EUR	372,811	(4,702)
EURO STOXX 50 Index	32	6/2018	EUR	1,291,874	(21,086)
Euro-Bund	136	6/2018	EUR	26,679,207	351,801
FTSE 100 Index	7	6/2018	GBP	686,832	(10,473)
FTSE/JSE Top 40 Index	3	6/2018	ZAR	125,144	(8,696)
FTSE/MIB Index	3	6/2018	EUR	405,181	(7,069)
Japan 10 Year Bond Mini	69	6/2018	JPY	9,778,215	991
KOSPI 200 Index	3	6/2018	KRW	222,136	(1,475)
Live Cattle	11	6/2018	USD	451,330	(54,450)
LME Aluminum Base Metal	1	6/2018	USD	50,025	(2,478)
LME Aluminum Base Metal	1	6/2018	USD	50,091	(1,118)
LME Aluminum Base Metal	6	6/2018	USD	300,075	(21,543)
LME Aluminum Base Metal	39	6/2018	USD	1,953,169	(191,195)
LME Copper Base Metal	1	6/2018	USD	167,850	18
LME Copper Base Metal	1	6/2018	USD	167,824	4,021
LME Copper Base Metal	1	6/2018	USD	167,906	(5,178)
LME Copper Base Metal	2	6/2018	USD	335,609	(12,622)
LME Copper Base Metal	20	6/2018	USD	3,356,625	(221,741)
LME Lead Base Metal	1	6/2018	USD	59,900	(841)
LME Lead Base Metal	5	6/2018	USD	299,500	(23,529)
LME Nickel Base Metal	1	6/2018	USD	79,724	(1,039)
LME Nickel Base Metal	9	6/2018	USD	717,984	11,191
LME Zinc Base Metal	1	6/2018	USD	81,950	(940)
LME Zinc Base Metal	1	6/2018	USD	81,938	(90)
LME Zinc Base Metal	10	6/2018	USD	819,250	(16,439)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Long Gilt	9	6/2018	GBP	$ 1,550,848	$ 22,399
Low Sulphur Gasoil	18	6/2018	USD	1,105,200	76,028
Russell 2000 E-Mini Index	16	6/2018	USD	1,224,960	(52,192)
S&P 500 E-Mini Index	93	6/2018	USD	12,289,950	(613,497)
S&P Midcap 400 E-Mini Index	7	6/2018	USD	1,318,170	(44,140)
Sugar No. 11	37	6/2018	USD	516,342	(23,212)
TOPIX Index	16	6/2018	JPY	2,581,082	26,571
U.S. Treasury 10 Year Note	284	6/2018	USD	34,403,938	365,280
Cocoa	10	7/2018	USD	258,400	3,432
Coffee ‘C’	5	7/2018	USD	225,375	(4,926)
Corn	30	7/2018	USD	594,375	(748)
Cotton No. 2	3	7/2018	USD	122,700	(2,009)
KC HRW Wheat	4	7/2018	USD	97,250	(11,084)
Silver	1	7/2018	USD	81,770	(22)
Soybean	13	7/2018	USD	686,075	(2,606)
Wheat	11	7/2018	USD	257,675	(21,691)
Feeder Cattle	2	8/2018	USD	140,425	(7,919)

					112,329

Short Contracts
LME Aluminum Base Metal	(1)	4/2018	USD	(49,769)	6,378
LME Aluminum Base Metal	(1)	4/2018	USD	(49,742)	5,115
LME Aluminum Base Metal	(1)	4/2018	USD	(49,801)	5,699
LME Aluminum Base Metal	(2)	4/2018	USD	(99,337)	12,989
LME Nickel Base Metal	(1)	4/2018	USD	(79,568)	2,451
LME Nickel Base Metal	(1)	4/2018	USD	(79,529)	(3,245)
LME Aluminum Base Metal	(2)	5/2018	USD	(99,799)	8,507
LME Aluminum Base Metal	(2)	5/2018	USD	(99,838)	9,193
LME Aluminum Base Metal	(3)	5/2018	USD	(149,561)	13,800
LME Copper Base Metal	(1)	5/2018	USD	(167,668)	10,341
LME Copper Base Metal	(1)	5/2018	USD	(167,499)	9,727
LME Copper Base Metal	(2)	5/2018	USD	(335,099)	6,569
LME Lead Base Metal	(1)	5/2018	USD	(59,912)	2,623
LME Nickel Base Metal	(1)	5/2018	USD	(79,663)	2,594
LME Aluminum Base Metal	(1)	6/2018	USD	(50,091)	1,207
LME Aluminum Base Metal	(1)	6/2018	USD	(50,025)	2,541
LME Aluminum Base Metal	(6)	6/2018	USD	(300,075)	22,170
LME Aluminum Base Metal	(16)	6/2018	USD	(801,300)	61,806
LME Copper Base Metal	(1)	6/2018	USD	(167,824)	(3,146)
LME Copper Base Metal	(1)	6/2018	USD	(167,906)	6,091
LME Copper Base Metal	(1)	6/2018	USD	(167,850)	497
LME Copper Base Metal	(2)	6/2018	USD	(335,609)	14,355
LME Copper Base Metal	(7)	6/2018	USD	(1,174,819)	26,149
LME Lead Base Metal	(1)	6/2018	USD	(59,900)	792
LME Lead Base Metal	(2)	6/2018	USD	(119,800)	3,044
LME Nickel Base Metal	(1)	6/2018	USD	(79,724)	1,123
LME Zinc Base Metal	(1)	6/2018	USD	(81,938)	(320)
LME Zinc Base Metal	(1)	6/2018	USD	(81,950)	928
LME Zinc Base Metal	(2)	6/2018	USD	(163,850)	975
Soybean Oil	(1)	7/2018	USD	(19,278)	(196)

					230,757

					$343,086

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

Forward foreign currency contracts outstanding as of March 31, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
GBP	200,514	USD	279,691	CITI	6/20/2018	$2,565
GBP	300,770	USD	419,536	JPMC	6/20/2018	3,847
USD	12,928	CHF	12,000	CITI	6/20/2018	291
USD	19,392	CHF	18,000	JPMC	6/20/2018	436
USD	3,067,934	EUR	2,467,738	CITI	6/20/2018	13,597
USD	4,601,892	EUR	3,701,605	JPMC	6/20/2018	20,390
USD	175,011	HKD	1,366,400	CITI	6/20/2018	453
USD	262,516	HKD	2,049,600	JPMC	6/20/2018	679

Total unrealized appreciation						42,258

BRL	3,998	USD	1,218	CITI**	6/20/2018	(15)
BRL	6,002	USD	1,829	JPMC**	6/20/2018	(23)
CHF	12,000	USD	12,747	CITI	6/20/2018	(110)
CHF	18,000	USD	19,121	JPMC	6/20/2018	(165)
EUR	196,884	USD	245,430	CITI	6/20/2018	(1,746)
EUR	295,323	USD	368,142	JPMC	6/20/2018	(2,619)
HKD	1,150,000	USD	147,224	CITI	6/20/2018	(311)
HKD	1,725,000	USD	220,836	JPMC	6/20/2018	(467)
USD	565,029	EUR	458,973	CITI	6/20/2018	(3,045)
USD	847,545	EUR	688,461	JPMC	6/20/2018	(4,569)
USD	1,705,238	GBP	1,222,822	CITI	6/20/2018	(16,085)
USD	2,557,866	GBP	1,834,242	JPMC	6/20/2018	(24,130)

Total unrealized depreciation						(53,285)

Net unrealized depreciation						$(11,027)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

KRW - Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II HV FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$2,084,849	$2,084,849

CITI
Investment Companies	192,947	—	192,947
U.S. Treasury Inflation Linked Notes	3,165,256	—	3,165,256

GSCO
Cash	—	141,545	141,545

GSIN
Investment Companies	295,357	—	295,357

JPMC
Investment Companies	480,000	—	480,000

JPMS
Cash	—	31,372	31,372

MPFS
U.S. Treasury Inflation Linked Notes	5,350,477	—	5,350,477

MSCL
Cash	—	(12,161)	(12,161)
U.S. Treasury Inflation Linked Notes	3,447,622	—	3,447,622

MLIN
Cash	10,000	—	10,000

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(110,000)	$—	$(110,000)
Investment Companies	101,093	—	101,093

GSCO
Cash	—	(97,751)	(97,751)

GSIN
Cash	110,000	—	110,000

JPPC
Cash	—	725,264	725,264

MACQ
Cash	110,000	—	110,000

MSCL
Cash	—	383,256	383,256

SOCG
Cash	130,150	—	130,150

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

INVESTMENTS		PRINCIPAL AMOUNT ($)	VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 16.0%
Deutsche Bundesrepublik Inflation Linked Bond 0.10%, 4/15/2023 (a)(b)	EUR	1,575,900	2,092,178
0.10%, 4/15/2026 (a)(b)	EUR	1,840,572	2,495,241
France Government Bond OAT 1.10%, 7/25/2022 (a)(b)	EUR	759,448	1,049,627
0.25%, 7/25/2024 (a)(b)	EUR	525,662	712,014
0.10%, 3/1/2025	EUR	610,776	809,484
1.85%, 7/25/2027 (a)(b)	EUR	325,395	508,758
0.10%, 3/1/2028 (a)(b)	EUR	101,626	135,262
0.70%, 7/25/2030 (a)(b)	EUR	101,747	146,728
United Kingdom Index Linked Treasury Gilt 0.13%, 3/22/2024	GBP	1,480,830	2,337,320
0.13%, 3/22/2026	GBP	1,069,310	1,737,061

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $11,209,092)			12,023,673

U.S. TREASURY OBLIGATIONS - 25.1%
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2020 (c)		3,870,000	4,080,213
0.13%, 4/15/2021 (c)		4,660,000	4,832,020
0.13%, 4/15/2022		2,850,000	2,863,803
0.38%, 7/15/2025		1,110,000	1,145,533
0.63%, 1/15/2026		2,120,000	2,211,171
0.13%, 7/15/2026		2,450,000	2,434,806
0.38%, 7/15/2027		1,250,000	1,235,637

TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,933,645)			18,803,183

		SHARES

SHORT-TERM INVESTMENTS - 55.0%

INVESTMENT COMPANIES - 36.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.55% (d)		664,625	664,625
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.49% (d)		2,658,499	2,658,499
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.61% (d)(e)		3,508,579	3,508,579
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.56% (d)(e)		334,439	334,439
Limited Purpose Cash Investment Fund, 1.53% (d)		16,671,066	16,667,732
UBS Select Treasury Preferred Fund, Class I, 1.55% (d)		3,323,124	3,323,124

TOTAL INVESTMENT COMPANIES (Cost $27,157,589)			27,156,998

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. TREASURY OBLIGATIONS - 18.8%
U.S. Treasury Bills 1.20%, 4/5/2018 (f)	2,613,000	2,612,646
1.59%, 7/5/2018 (f)	1,034,000	1,029,382
1.61%, 7/19/2018 (f)	1,275,000	1,268,329
1.63%, 7/26/2018 (f)	5,410,000	5,379,553
1.64%, 8/2/2018 (f)	3,821,000	3,797,710

TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,092,820)		14,087,620

TOTAL SHORT-TERM INVESTMENTS (Cost $41,250,409)		41,244,618

Total Investments In Securities At Value - 96.1% (Cost $71,393,146)		72,071,474
Other Assets In Excess Of Liabilities - 3.9% (g)		2,904,188

Net Assets - 100.0%		74,975,662

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2018, the value of these securities amounted to $7,139,808 or 9.52% of net assets.
(b)	Inflation protected security.
(c)	All or a portion of the security pledged as collateral for futures contracts.
(d)	Represents 7-day effective yield as of March 31, 2018.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820 (See Note 5).

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

Total return swap contracts outstanding as of March 31, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
100 oz Gold June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	05/31/2018	USD	132,730	$230
Cocoa May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/06/2018	USD	25,560	6,397
Cocoa July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/01/2018	USD	25,840	662
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/13/2018	USD	(177,225)	4,312
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/13/2018	USD	(44,306)	1,233
Coffee ‘C’ May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/13/2018	USD	(44,306)	1,212
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	717,338	57,877
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	58,163	4,818
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	155,100	12,536
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(155,100)	1,213
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(58,163)	612
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	58,163	4,631
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/13/2018	USD	(244,380)	5,839
Cotton No. 2 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/13/2018	USD	(81,460)	2,290
iBovespa Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/18/2018	BRL	1,284,825	17,242
KC HRW Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	23,363	975
KC HRW Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(23,363)	3,213

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/14/2018	KRW	157,850,000	$461
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	06/14/2018	KRW	1,026,025,000	16,172
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/13/2018	USD	(206,100)	39,034
Lean Hogs April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/13/2018	USD	(274,800)	53,305
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/06/2018	USD	(546,000)	44,105
Live Cattle April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/06/2018	USD	(227,500)	18,853
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	USD	611,550	2,688
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	USD	40,770	467
SGX NIFTY 50 Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/26/2018	USD	61,455	823
SGX NIFTY 50 Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/26/2018	USD	184,365	2,933
Silver July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/29/2018	USD	81,770	65
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(208,950)	412
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	208,950	15,033
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(156,713)	213
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	156,713	11,428

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	992,513	$73,410
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(313,425)	2,265
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	313,425	22,158
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	115,200	19,366
Soybean Meal May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	230,400	35,086
Soybean Meal July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/22/2018	USD	115,890	3,040
Soybean Meal July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/22/2018	USD	231,780	4,513
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(38,244)	745
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(19,122)	468
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(76,488)	612
Soybean Oil July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	77,112	440
Sugar No. 11 May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/16/2018	USD	(13,832)	605
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(112,750)	10,262
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	112,750	1,252
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(202,950)	17,925
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(67,650)	5,817
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	67,650	1,559
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	22,550	504
Wheat May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(22,550)	1,970

								533,281

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
100 oz Gold June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	05/31/2018	USD	132,730	$(145)
Cocoa May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/06/2018	USD	(25,560)	(630)
Cocoa July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/01/2018	USD	25,840	(200)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/13/2018	USD	44,306	(2,337)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/13/2018	USD	44,306	(2,350)
Coffee ‘C’ May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/13/2018	USD	177,225	(10,144)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/08/2018	USD	180,300	(4,744)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/08/2018	USD	45,075	(1,305)
Coffee ‘C’ July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/08/2018	USD	45,075	(1,336)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(717,338)	(6,776)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(58,163)	(1,049)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	59,438	(553)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/22/2018	USD	475,500	(2,957)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/22/2018	USD	79,250	(388)
Corn July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/22/2018	USD	158,500	(997)
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/13/2018	USD	81,460	(805)
Cotton No. 2 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/13/2018	USD	244,380	(421)
Cotton No. 2 July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/15/2018	USD	245,400	(4,579)
Cotton No. 2 July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/15/2018	USD	81,800	(1,980)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	HKD	1,502,500	$(4,701)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	HKD	1,502,500	(927)
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	HKD	8,432,200	(9,220)
HSCEI April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	HKD	7,227,600	(2,451)
KC HRW Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	24,313	(3,103)
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/13/2018	USD	206,100	(66,424)
Lean Hogs April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/13/2018	USD	274,800	(88,676)
Lean Hogs June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/14/2018	USD	336,820	(17,732)
Lean Hogs June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	06/14/2018	USD	(91,860)	(1,252)
Lean Hogs June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/14/2018	USD	275,580	(14,086)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/06/2018	USD	546,000	(45,208)
Live Cattle April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/06/2018	USD	227,500	(18,495)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/01/2018	USD	205,150	(25,488)
Live Cattle June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/01/2018	USD	492,360	(60,194)
Silver May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/30/2018	USD	(81,340)	(103)
Silver May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/30/2018	USD	81,340	(5,195)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(992,513)	(5,682)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/22/2018	USD	263,875	(1,947)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/22/2018	USD	844,400	(5,633)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/22/2018	USD	211,100	$(385)
Soybean July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	316,650	(1,994)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(230,400)	(4,210)
Soybean Meal May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(115,200)	(2,970)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	04/20/2018	USD	114,732	(4,196)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	19,122	(906)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	38,244	(1,420)
Soybean Oil May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(76,488)	(466)
Soybean Oil May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	401,562	(14,733)
Sugar No. 11 May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/16/2018	USD	13,832	(2,738)
Sugar No. 11 June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/15/2018	USD	13,955	(721)
TAIEX Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/18/2018	TWD	6,55,800	(1,306)
Wheat May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	202,950	(1,130)
Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/22/2018	USD	210,825	(17,559)
Wheat July Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	06/22/2018	USD	(23,425)	(142)
Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	06/22/2018	USD	23,425	(1,974)
Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MACQ	06/22/2018	USD	70,275	(5,806)
Wheat July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	06/22/2018	USD	117,125	(10,102)

								(492,971)

								$40,310

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Amsterdam Exchange Index	1	4/2018	EUR	$129,936	$(865)
CAC 40 10 Euro Index	1	4/2018	EUR	63,424	(979)
Hang Seng Index	7	4/2018	HKD	1,340,125	(17,112)
MSCI Taiwan Index	1	4/2018	USD	40,770	(185)
Brent Crude Oil	56	5/2018	USD	3,855,600	260,833
LME Aluminum Base Metal	1	5/2018	USD	49,900	(4,228)
LME Aluminum Base Metal	1	5/2018	USD	49,860	(3,627)
LME Aluminum Base Metal	2	5/2018	USD	99,837	(9,268)
LME Copper Base Metal	1	5/2018	USD	167,499	(10,378)
LME Copper Base Metal	1	5/2018	USD	167,550	(3,366)
LME Lead Base Metal	1	5/2018	USD	59,912	(2,240)
Natural Gas	20	5/2018	USD	555,600	(10,578)
NY Harbor ULSD	7	5/2018	USD	593,586	42,165
RBOB Gasoline	8	5/2018	USD	680,400	40,075
Silver	4	5/2018	USD	325,360	(6,638)
Soybean Oil	1	5/2018	USD	19,122	(1)
WTI Crude Oil	80	5/2018	USD	5,189,600	322,530
100 oz Gold	27	6/2018	USD	3,583,710	(3,572)
Australia 10 Year Bond	28	6/2018	AUD	2,787,463	46,829
Canada 10 Year Bond	32	6/2018	CAD	3,310,156	62,605
EURO STOXX 50 Index	34	6/2018	EUR	1,372,616	(22,386)
Euro-Bund	134	6/2018	EUR	26,286,866	351,656
FTSE 100 Index	7	6/2018	GBP	686,832	(10,473)
FTSE/JSE Top 40 Index	8	6/2018	ZAR	333,718	(25,082)
FTSE/MIB Index	1	6/2018	EUR	135,060	(2,356)
Japan 10 Year Bond	6	6/2018	JPY	8,501,668	1,160
Japan 10 Year Bond Mini	5	6/2018	JPY	708,566	58
Lean Hogs	1	6/2018	USD	30,620	(1,685)
Live Cattle	11	6/2018	USD	451,330	(55,474)
LME Aluminum Base Metal	1	6/2018	USD	50,069	(2,202)
LME Aluminum Base Metal	2	6/2018	USD	100,125	(4,218)
LME Aluminum Base Metal	3	6/2018	USD	150,075	(7,434)
LME Aluminum Base Metal	34	6/2018	USD	1,702,762	(164,911)
LME Copper Base Metal	17	6/2018	USD	2,853,131	(192,864)
LME Lead Base Metal	5	6/2018	USD	299,500	(23,529)
LME Nickel Base Metal	1	6/2018	USD	79,758	(2,129)
LME Nickel Base Metal	1	6/2018	USD	79,732	344
LME Nickel Base Metal	8	6/2018	USD	638,208	15,903
LME Zinc Base Metal	1	6/2018	USD	81,850	(809)
LME Zinc Base Metal	1	6/2018	USD	81,875	1,172
LME Zinc Base Metal	9	6/2018	USD	737,325	(15,049)
Long Gilt	10	6/2018	GBP	1,723,165	26,083
Low Sulphur Gasoil	18	6/2018	USD	1,105,200	73,059
Russell 2000 E-Mini Index	16	6/2018	USD	1,224,960	(52,192)
S&P 500 E-Mini Index	92	6/2018	USD	12,157,800	(609,319)
S&P Midcap 400 E-Mini Index	8	6/2018	USD	1,506,480	(48,031)
S&P/TSX 60 Index	1	6/2018	CAD	140,645	(2,004)
SPI 200 Index	1	6/2018	AUD	110,138	(4,563)
Sugar No. 11	35	6/2018	USD	488,432	(22,266)
TOPIX Index	16	6/2018	JPY	2,581,082	25,026
U.S. Treasury 10 Year Note	281	6/2018	USD	34,040,516	361,535
Cocoa	9	7/2018	USD	232,560	2,487

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
Coffee ‘C’	7	7/2018	USD	$ 315,525	$ (7,338)
Corn	25	7/2018	USD	495,313	3,134
Cotton No. 2	1	7/2018	USD	40,900	(619)
KC HRW Wheat	4	7/2018	USD	97,250	(11,084)
Silver	1	7/2018	USD	81,770	(22)
Soybean	8	7/2018	USD	422,200	1,658
Soybean Meal	7	7/2018	USD	270,410	5,082
Wheat	12	7/2018	USD	281,100	(23,569)
Feeder Cattle	2	8/2018	USD	140,425	(7,919)

					250,830

Short Contracts
LME Aluminum Base Metal	(1)	5/2018	USD	(49,900)	4,253
LME Aluminum Base Metal	(1)	5/2018	USD	(49,860)	3,645
LME Aluminum Base Metal	(2)	5/2018	USD	(99,838)	9,193
LME Copper Base Metal	(1)	5/2018	USD	(167,499)	9,727
LME Copper Base Metal	(1)	5/2018	USD	(167,550)	3,285
LME Lead Base Metal	(1)	5/2018	USD	(59,912)	2,623
LME Aluminum Base Metal	(1)	6/2018	USD	(50,069)	2,026
LME Aluminum Base Metal	(2)	6/2018	USD	(100,125)	3,915
LME Aluminum Base Metal	(3)	6/2018	USD	(150,075)	7,623
LME Aluminum Base Metal	(10)	6/2018	USD	(500,812)	30,431
LME Copper Base Metal	(2)	6/2018	USD	(335,663)	13,982
LME Lead Base Metal	(1)	6/2018	USD	(59,900)	2,234
LME Nickel Base Metal	(1)	6/2018	USD	(79,758)	2,799
LME Nickel Base Metal	(1)	6/2018	USD	(79,732)	(325)
LME Zinc Base Metal	(1)	6/2018	USD	(81,850)	960
LME Zinc Base Metal	(1)	6/2018	USD	(81,875)	(1,334)
LME Zinc Base Metal	(2)	6/2018	USD	(163,850)	(356)

					94,681

					$345,511

Forward foreign currency contracts outstanding as of March 31, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	6,095	BRL	20,000	CITI**	6/20/2018	$78
USD	9,143	BRL	30,000	JPMC**	6/20/2018	117
USD	12,086	CHF	11,200	CITI	6/20/2018	291
USD	18,129	CHF	16,800	JPMC	6/20/2018	437
USD	2,798,766	EUR	2,251,293	CITI	6/20/2018	12,325
USD	4,198,150	EUR	3,376,944	JPMC	6/20/2018	18,483
USD	152,720	HKD	1,192,400	CITI	6/20/2018	391
USD	229,080	HKD	1,788,600	JPMC	6/20/2018	586

Total unrealized appreciation						32,708

CHF	14,000	USD	15,060	CITI	6/20/2018	(317)
CHF	21,000	USD	22,590	JPMC	6/20/2018	(476)
EUR	108,004	USD	134,334	CITI	6/20/2018	(657)
EUR	162,004	USD	201,499	JPMC	6/20/2018	(986)
HKD	998,000	USD	127,765	CITI	6/20/2018	(270)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY II MV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HKD	1,497,000	USD	191,648	JPMC	6/20/2018	(406)
USD	842	CHF	800	CITI	6/20/2018	—
USD	1,263	CHF	1,200	JPMC	6/20/2018	(1)
USD	506,000	EUR	411,018	CITI	6/20/2018	(2,719)
USD	759,002	EUR	616,529	JPMC	6/20/2018	(4,081)
USD	1,644,667	GBP	1,179,387	CITI	6/20/2018	(15,513)
USD	2,467,043	GBP	1,769,113	JPMC	6/20/2018	(23,273)

Total unrealized depreciation						(48,699)

Net unrealized depreciation						$(15,991)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

KRW - Korean Won

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedules of Investments	March 31, 2018 (Unaudited)

AQR RISK PARTY II MV FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$2,054,981	$2,054,981

CITI
Investment Companies	152,407	—	152,407

GSCO
Cash	—	(412,098)	(412,098)
U.S. Treasury Inflation Linked Notes	—	514,994	514,994

GSIN
Investment Companies	334,439	—	334,439

JPMC
Investment Companies	501,006	—	501,006

JPMS
Cash	—	61,844	61,844

MSCL
Cash	—	(289,419)	(289,419)
U.S. Treasury Inflation Linked Notes	—	284,514	284,514

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Cash	$(100,000)	$—	$(100,000)
Investment Companies	51,522		51,522

GSCO
Cash	—	(90,847)	(90,847)

GSIN
Cash	70,000	—	70,000

JPPC
Cash	—	728,701	728,701

MACQ
Cash	170,000	—	170,000

MSCL
Cash	—	344,696	344,696

SOCG
Cash	180,197	—	180,197

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 108.4%

COMMON STOCKS - 20.2%
Canada - 1.3%
Agnico Eagle Mines Ltd.	23,016	968,267
Air Canada *(a)	617,336	12,827,326
ARC Resources Ltd. (a)	257,610	2,807,346
Canadian Imperial Bank of Commerce (a)	55,625	4,909,904
Canadian Natural Resources Ltd. (a)	130,657	4,107,276
Canadian Tire Corp. Ltd., Class A (a)	18,887	2,483,376
Cenovus Energy, Inc. (a)	217,973	1,855,989
CGI Group, Inc., Class A *(a)	41,844	2,413,171
Dollarama, Inc. (a)	47,488	5,771,469
Encana Corp. (a)	371,586	4,086,912
Fortis, Inc.	17,655	595,968
Franco-Nevada Corp. (a)	33,839	2,308,727
Intact Financial Corp. (a)	38,115	2,864,061
Kinross Gold Corp. *(a)	580,667	2,294,093
Linamar Corp. (a)	41,378	2,260,398
National Bank of Canada	32,367	1,523,449
Peyto Exploration & Development Corp. (a)	206,653	1,732,334
Seven Generations Energy Ltd., Class A *	101,756	1,263,706
Sun Life Financial, Inc.	13,815	567,355
Toronto-Dominion Bank (The)(a)	84,118	4,773,444
Tourmaline Oil Corp. (a)	200,142	3,394,344
West Fraser Timber Co. Ltd.	14,976	995,145
Whitecap Resources, Inc.	182,808	1,118,118
Yamana Gold, Inc.	339,663	938,565

		68,860,743

Italy - 3.0%
A2A SpA (2)(a)	5,052,414	9,664,561
Assicurazioni Generali SpA (2)(a)	159,586	3,067,600
Autogrill SpA (2)(a)	188,189	2,422,643
DiaSorin SpA (2)	7,918	713,235
Enel SpA (2)(a)	5,708,524	34,931,678
Eni SpA (2)(a)	1,116,211	19,662,350
Hera SpA (2)(a)	753,753	2,761,857
Intesa Sanpaolo SpA (2)(a)	11,550,677	42,056,071
Italgas SpA (2)	292,133	1,745,594
Mediobanca Banca di Credito Finanziario SpA (2)(a)	439,099	5,162,223
Poste Italiane SpA (2)(a)(b)	1,836,069	16,771,304
Prysmian SpA (2)(a)	140,277	4,405,001
Recordati SpA (2)(a)	114,835	4,236,877
Terna Rete Elettrica Nazionale SpA (2)(a)	1,378,665	8,056,769
UnipolSai Assicurazioni SpA (2)	324,094	770,612

		156,428,375

Japan - 14.6%
ABC-Mart, Inc. (a)	40,700	2,681,331
Alfresa Holdings Corp. (a)	191,000	4,250,627
Amada Holdings Co. Ltd. (a)	425,100	5,161,686
ANA Holdings, Inc. (a)	245,200	9,489,532

INVESTMENTS	SHARES	VALUE ($)
Japan - 14.6% (continued)
Aozora Bank Ltd. (a)	302,300	12,031,770
Asahi Glass Co. Ltd. (a)	90,100	3,729,999
Astellas Pharma, Inc. (a)	649,100	9,845,847
Bandai Namco Holdings, Inc. (a)	77,600	2,548,865
Benesse Holdings, Inc. (a)	71,800	2,601,278
Central Japan Railway Co. (a)	53,100	10,045,609
Chubu Electric Power Co., Inc.	42,200	596,087
Daiwa Securities Group, Inc. (a)	301,000	1,919,916
East Japan Railway Co. (a)	42,100	3,901,980
Ezaki Glico Co. Ltd.	11,400	596,758
Fujitsu Ltd. (a)	877,000	5,396,923
GungHo Online Entertainment, Inc. (a)	944,400	3,212,939
Hakuhodo DY Holdings, Inc.	100,400	1,380,435
Haseko Corp. (a)	1,004,000	15,276,312
Hikari Tsushin, Inc.	5,900	943,179
Hino Motors Ltd.	72,400	931,494
Hisamitsu Pharmaceutical Co., Inc.	21,600	1,672,703
Hitachi Capital Corp.	32,300	813,837
Hitachi High-Technologies Corp.	37,800	1,797,547
Hitachi Ltd. (a)	678,000	4,911,446
Hitachi Metals Ltd. (a)	181,400	2,144,647
Honda Motor Co. Ltd.	49,600	1,706,085
Idemitsu Kosan Co. Ltd. (a)	517,500	19,672,830
Inpex Corp. (a)	2,829,100	34,989,856
Isuzu Motors Ltd. (a)	480,000	7,362,060
Ito En Ltd.	14,700	577,473
ITOCHU Corp. (a)	1,035,300	20,106,644
Itochu Techno-Solutions Corp. (a)	310,000	6,488,135
Izumi Co. Ltd.	11,400	777,821
Japan Airlines Co. Ltd. (a)	528,300	21,260,097
Japan Tobacco, Inc. (a)	299,000	8,615,516
JFE Holdings, Inc. (a)	615,700	12,403,110
JTEKT Corp.	41,500	614,670
JXTG Holdings, Inc. (a)	8,717,000	52,733,732
Kajima Corp. (a)	1,791,000	16,613,101
Kaken Pharmaceutical Co. Ltd.	16,100	950,219
Kamigumi Co. Ltd. (a)	80,000	1,786,382
Kansai Electric Power Co., Inc. (The) (a)	162,400	2,086,376
Kao Corp. (a)	72,700	5,452,927
KDDI Corp. (a)	382,600	9,767,707
Keihan Holdings Co. Ltd.	19,200	591,852
Kirin Holdings Co. Ltd. (a)	393,900	10,485,614
Kobe Steel Ltd. (a)	200,400	2,007,673
Konami Holdings Corp. (a)	84,600	4,444,472
Kuraray Co. Ltd. (a)	253,000	4,298,896
Kurita Water Industries Ltd.	25,900	821,507
Kyushu Railway Co. (a)	134,900	4,196,410
Lion Corp. (a)	152,600	3,073,369
Marubeni Corp. (a)	3,537,500	25,595,801
Maruichi Steel Tube Ltd.	35,700	1,092,087
Mazda Motor Corp. (a)	429,300	5,674,644
McDonald’s Holdings Co. Japan Ltd. (a)	44,200	2,068,662
Medipal Holdings Corp. (a)	168,300	3,448,090
Mitsubishi Corp. (a)	795,900	21,407,507
Mitsubishi Gas Chemical Co., Inc. (a)	338,800	8,116,171

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 14.6% (continued)
Mitsubishi Heavy Industries Ltd.	22,000	842,329
Mitsubishi Materials Corp. (a)	92,400	2,778,817
Mitsubishi Tanabe Pharma Corp. (a)	307,700	6,014,905
Mitsubishi UFJ Lease & Finance Co. Ltd.	192,400	1,128,308
Mitsui & Co. Ltd. (a)	893,300	15,300,402
Mitsui Chemicals, Inc. (a)	174,100	5,489,455
Mixi, Inc. (a)	115,500	4,265,918
Mizuho Financial Group, Inc. (a)	5,126,900	9,222,204
Nankai Electric Railway Co. Ltd.	28,300	709,063
Nexon Co. Ltd. *(a)	553,000	9,146,939
NHK Spring Co. Ltd. (a)	435,600	4,605,517
Nippon Electric Glass Co. Ltd. (a)	102,700	3,049,969
Nippon Express Co. Ltd. (a)	68,800	4,603,693
Nippon Shokubai Co. Ltd.	12,000	814,247
Nippon Steel & Sumitomo Metal Corp. (a)	209,300	4,595,925
Nippon Telegraph & Telephone Corp. (a)	375,000	17,268,925
Nissan Motor Co. Ltd. (a)	1,668,600	17,312,480
Nisshin Seifun Group, Inc.	53,600	1,062,379
Nomura Research Institute Ltd. (a)	15,085	714,519
Obayashi Corp. (a)	1,526,600	16,699,990
Oracle Corp. Japan (a)	53,800	4,373,573
Osaka Gas Co. Ltd. (a)	222,700	4,394,142
Otsuka Corp. (a)	205,000	10,326,582
Otsuka Holdings Co. Ltd. (a)	146,200	7,322,022
Pola Orbis Holdings, Inc. (a)	208,300	8,535,200
Resona Holdings, Inc. (a)	1,571,500	8,300,202
Ryohin Keikaku Co. Ltd. (a)	22,400	7,515,436
Sawai Pharmaceutical Co. Ltd. (a)	18,900	829,500
Shimamura Co. Ltd. (a)	75,300	9,419,134
Shimizu Corp. (a)	321,000	2,868,954
Shionogi & Co. Ltd. (a)	15,900	820,515
Sojitz Corp. (a)	3,177,400	10,182,730
Square Enix Holdings Co. Ltd. (a)	204,400	9,355,087
Start Today Co. Ltd. (a)	94,800	2,532,039
Subaru Corp. (a)	148,000	4,850,110
Sugi Holdings Co. Ltd. (a)	21,500	1,190,123
Sumitomo Chemical Co. Ltd. (a)	149,000	868,192
Sumitomo Corp. (a)	836,200	14,074,848
Sumitomo Dainippon Pharma Co. Ltd. (a)	257,800	4,327,154
Suzuken Co. Ltd. (a)	19,710	814,111
Suzuki Motor Corp. (a)	305,100	16,429,895
Taisei Corp. (a)	314,900	15,981,016
Taisho Pharmaceutical Holdings Co. Ltd.	8,700	855,242
Toho Gas Co. Ltd.	22,700	697,608
Tohoku Electric Power Co., Inc. (a)	143,400	1,915,055
Tokyo Century Corp.	10,600	656,492
Tokyo Electric Power Co. Holdings, Inc. *(a)	2,219,600	8,552,568
Tokyo Gas Co. Ltd.	72,100	1,911,848
Tosoh Corp. (a)	505,800	9,925,383
Toyo Suisan Kaisha Ltd. (a)	89,900	3,485,151
Toyota Boshoku Corp.	33,600	689,652
Toyota Motor Corp. (a)	86,900	5,573,916

INVESTMENTS	SHARES	VALUE ($)
Japan - 14.6% (continued)
Toyota Tsusho Corp.	24,700	836,836
West Japan Railway Co. (a)	117,600	8,212,825
Yamada Denki Co. Ltd. (a)	903,100	5,414,950
Yamaguchi Financial Group, Inc. (a)	549,000	6,645,477
Yamazaki Baking Co. Ltd.	70,300	1,458,789

		756,938,584

Singapore - 0.0% (c)
DBS Group Holdings Ltd. (2)	45,800	967,404

Spain - 1.0%
Repsol SA (2)(a)	2,854,245	50,736,044

Switzerland - 0.2%
Temenos Group AG (Registered) (2)*(a)	73,581	8,823,047

United Kingdom - 0.1%
Fiat Chrysler Automobiles NV (2)*(a)	362,453	7,392,698

United States - 0.0% (c)
Valeant Pharmaceuticals International, Inc. *	83,954	1,336,513

TOTAL COMMON STOCKS (Cost $906,929,727)		1,051,483,408

SHORT-TERM INVESTMENTS - 88.2%

INVESTMENT COMPANIES - 63.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.55% (2)(d)	52,940,469	52,940,469
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.49% (2)(d)	211,761,875	211,761,875
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.61% (2)(d)(e)	824,446,555	824,446,555
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.56% (2)(d)(e)	693,665,991	693,665,991
Limited Purpose Cash Investment Fund, 1.53% (2)(d)(f)	1,242,146,534	1,241,898,106
UBS Select Treasury Preferred Fund, Class I, 1.55% (2)(d)	264,702,344	264,702,344

TOTAL INVESTMENT COMPANIES (Cost $3,289,426,572)		3,289,415,340

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 24.9%
U.S. Treasury Bills 1.20%, 4/5/2018 (2)(g)	5,068,000	5,067,313
1.23%, 4/12/2018 (2)(g)	9,031,000	9,026,896
1.25%, 4/19/2018 (2)(g)	8,854,000	8,847,169
1.25%, 4/26/2018 (2)(g)	13,380,000	13,365,773
1.27%, 5/3/2018 (2)(g)	27,702,000	27,663,219

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
1.31%, 5/10/2018 (2)(g)	11,343,000	11,323,513
1.37%, 5/17/2018 (2)(g)	161,812,000	161,479,949
1.43%, 5/24/2018 (2)(g)	6,519,000	6,503,456
1.45%, 5/31/2018 (2)(g)	48,596,000	48,463,129
1.46%, 6/7/2018 (2)(g)(h)	33,403,000	33,301,235
1.47%, 6/14/2018 (2)(g)	4,861,000	4,844,659
1.49%, 6/21/2018 (2)(g)(h)	43,774,000	43,609,483
1.54%, 6/28/2018 (2)(g)	14,664,000	14,604,376
1.59%, 7/12/2018 (2)(g)(h)	37,360,000	37,177,547
1.61%, 7/19/2018 (2)(g)(h)	398,281,000	396,196,967
1.63%, 7/26/2018 (2)(g)(h)	45,655,000	45,398,061
1.64%, 8/2/2018 (2)(g)(h)	76,102,000	75,638,138
1.66%, 8/9/2018 (2)(g)(h)	22,089,000	21,944,172
1.79%, 8/16/2018 (2)(g)(h)	75,611,000	75,084,388
1.84%, 8/23/2018 (2)(g)(h)	79,554,000	78,966,597
1.85%, 8/30/2018 (2)(g)(h)	47,770,000	47,399,039
1.85%, 9/6/2018 (2)(g)(h)	17,775,000	17,631,380
1.87%, 9/13/2018 (2)(g)(h)	4,246,000	4,210,044
1.97%, 9/20/2018 (2)(g)(h)	31,540,000	31,258,910
1.91%, 9/27/2018 (2)(g)	77,929,000	77,205,570

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,296,585,434)		1,296,210,983

TOTAL SHORT-TERM INVESTMENTS (Cost $4,586,012,006)		4,585,626,323

TOTAL LONG POSITIONS (Cost $5,492,941,733)		5,637,109,731

	SHARES
SHORT POSITIONS - (17.6)%

COMMON STOCKS - (17.6)%
Canada - (1.0)%
BlackBerry Ltd. *	(47,008)	(540,372)
Bombardier, Inc., Class B *	(1,038,725)	(3,023,417)
Cameco Corp.	(311,908)	(2,834,977)
Enbridge, Inc.	(449,734)	(14,144,621)
Inter Pipeline Ltd.	(34,051)	(590,973)
Nutrien Ltd.	(40,270)	(1,903,241)
Pembina Pipeline Corp.	(39,519)	(1,233,100)
Shopify, Inc., Class A *	(73,520)	(9,148,699)
Teck Resources Ltd., Class B	(208,507)	(5,369,862)
TransCanada Corp.	(181,775)	(7,517,345)
Wheaton Precious Metals Corp.	(260,228)	(5,302,119)

		(51,608,726)

Italy - (1.6)%
Banco BPM SpA (2)*	(1,145,467)	(3,975,183)
BPER Banca (2)	(256,683)	(1,431,298)
Buzzi Unicem SpA (2)	(211,017)	(4,942,687)
Ferrari NV (2)	(183,537)	(22,063,300)
Leonardo SpA (2)	(209,682)	(2,425,002)
UniCredit SpA (2)*	(1,771,747)	(37,031,532)
Unione di Banche Italiane SpA (2)	(1,012,655)	(4,627,100)
Unipol Gruppo SpA (2)	(1,278,232)	(6,254,636)

		(82,750,738)

INVESTMENTS	SHARES	VALUE ($)
Japan - (14.3)%
Acom Co. Ltd. *	(1,404,300)	(6,255,704)
Advantest Corp.	(993,200)	(20,805,816)
Aeon Co. Ltd.	(709,800)	(12,671,069)
AEON Financial Service Co. Ltd.	(195,900)	(4,501,438)
Asahi Intecc Co. Ltd.	(21,400)	(847,714)
Asics Corp.	(472,400)	(8,741,653)
Bank of Kyoto Ltd. (The)	(173,099)	(9,663,155)
Calbee, Inc.	(296,600)	(9,811,870)
Casio Computer Co. Ltd.	(104,100)	(1,551,643)
Chiyoda Corp.	(166,800)	(1,573,866)
Chugai Pharmaceutical Co. Ltd.	(129,400)	(6,542,662)
Chugoku Electric Power Co., Inc. (The)	(380,300)	(4,581,971)
CyberAgent, Inc.	(21,300)	(1,058,945)
Daifuku Co. Ltd.	(105,100)	(6,291,875)
Dai-ichi Life Holdings, Inc.	(379,500)	(6,928,046)
Daikin Industries Ltd.	(79,200)	(8,734,665)
Dentsu, Inc.	(120,100)	(5,271,059)
Disco Corp.	(8,300)	(1,790,188)
Don Quijote Holdings Co. Ltd.	(34,200)	(1,963,836)
Eisai Co. Ltd.	(110,300)	(7,029,221)
Electric Power Development Co. Ltd.	(32,100)	(809,099)
FamilyMart UNY Holdings Co. Ltd.	(137,200)	(11,553,141)
FANUC Corp.	(14,900)	(3,775,236)
Fast Retailing Co. Ltd.	(86,900)	(35,313,716)
Fuji Electric Co. Ltd.	(242,000)	(1,646,614)
Hachijuni Bank Ltd. (The)	(282,200)	(1,511,715)
Hamamatsu Photonics KK	(71,600)	(2,705,061)
Hirose Electric Co. Ltd.	(4,935)	(678,067)
Hokuriku Electric Power Co. *	(351,600)	(2,987,138)
Ibiden Co. Ltd.	(371,000)	(5,519,412)
IHI Corp.	(178,400)	(5,541,206)
Isetan Mitsukoshi Holdings Ltd.	(994,400)	(10,971,530)
Iyo Bank Ltd. (The)	(344,400)	(2,592,589)
J Front Retailing Co. Ltd.	(51,200)	(870,455)
Japan Airport Terminal Co. Ltd.	(24,900)	(951,257)
JGC Corp.	(274,400)	(5,967,404)
Kakaku.com, Inc.	(506,000)	(8,854,584)
Kansai Paint Co. Ltd.	(393,700)	(9,168,635)
Keikyu Corp.	(131,899)	(2,293,249)
Keio Corp.	(18,200)	(777,398)
Keyence Corp.	(1,000)	(620,648)
Kikkoman Corp.	(242,300)	(9,746,196)
Kintetsu Group Holdings Co. Ltd.	(30,700)	(1,195,917)
Kose Corp.	(21,100)	(4,416,118)
Kyushu Financial Group, Inc.	(152,400)	(753,371)
LINE Corp. *	(32,500)	(1,285,889)
LIXIL Group Corp.	(63,600)	(1,420,174)
M3, Inc.	(130,600)	(5,866,905)
Marui Group Co. Ltd.	(410,300)	(8,359,855)
MINEBEA MITSUMI, Inc.	(51,600)	(1,101,783)
MISUMI Group, Inc.	(71,600)	(1,965,543)
Mitsubishi Logistics Corp.	(141,000)	(2,994,784)
Mitsubishi Motors Corp.	(1,171,300)	(8,377,043)
MonotaRO Co. Ltd.	(53,600)	(1,924,270)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - (14.3)% (continued)
Nabtesco Corp.	(20,500)	(790,870)
NGK Spark Plug Co. Ltd.	(493,100)	(11,877,405)
Nidec Corp.	(313,800)	(48,335,905)
Nintendo Co. Ltd.	(125,500)	(55,269,300)
Nippon Paint Holdings Co. Ltd.	(379,600)	(13,931,093)
Nippon Shinyaku Co. Ltd.	(9,100)	(608,919)
Nippon Yusen KK	(349,300)	(7,051,327)
Odakyu Electric Railway Co. Ltd.	(120,800)	(2,444,269)
Olympus Corp.	(65,400)	(2,483,116)
Ono Pharmaceutical Co. Ltd.	(281,300)	(8,708,258)
Orient Corp.	(484,200)	(759,940)
PeptiDream, Inc. *	(198,900)	(10,224,924)
Pigeon Corp.	(201,400)	(9,094,751)
Recruit Holdings Co. Ltd.	(275,300)	(6,842,074)
Renesas Electronics Corp. *	(1,281,100)	(12,882,637)
Ricoh Co. Ltd.	(878,000)	(8,672,318)
Rohm Co. Ltd.	(33,200)	(3,160,716)
Santen Pharmaceutical Co. Ltd.	(114,700)	(1,848,696)
Seiko Epson Corp.	(72,900)	(1,295,558)
Seven Bank Ltd.	(173,900)	(554,035)
Shikoku Electric Power Co., Inc.	(430,900)	(5,110,623)
Shimano, Inc.	(77,600)	(11,187,294)
Shiseido Co. Ltd.	(165,000)	(10,564,776)
Shizuoka Bank Ltd. (The)	(454,000)	(4,292,317)
SoftBank Group Corp.	(203,500)	(15,204,408)
Sompo Holdings, Inc.	(83,600)	(3,364,270)
Sony Corp.	(36,800)	(1,779,736)
Sony Financial Holdings, Inc.	(763,000)	(13,882,506)
Stanley Electric Co. Ltd.	(62,000)	(2,289,930)
SUMCO Corp.	(1,661,100)	(43,554,993)
Sysmex Corp.	(32,300)	(2,926,291)
T&D Holdings, Inc.	(612,900)	(9,725,874)
THK Co. Ltd.	(69,500)	(2,873,925)
Tokio Marine Holdings, Inc.	(405,600)	(18,049,114)
Tokyo Electron Ltd.	(57,600)	(10,834,679)
TOTO Ltd.	(40,200)	(2,119,468)
Toyo Seikan Group Holdings Ltd.	(51,500)	(765,688)
Toyota Industries Corp.	(16,600)	(1,004,690)
Unicharm Corp.	(87,500)	(2,490,837)
Yakult Honsha Co. Ltd.	(104,500)	(7,729,101)
Yamaha Corp.	(68,200)	(2,996,429)
Yamato Holdings Co. Ltd.	(362,400)	(9,088,524)
Yaskawa Electric Corp.	(1,318,000)	(59,765,518)

		(739,569,500)

Luxembourg - (0.2)%
Tenaris SA (2)	(670,911)	(11,597,420)

Netherlands - (0.1)%
Koninklijke Vopak NV (2)	(132,727)	(6,516,899)

Portugal - 0.0% (c)
Banco Espirito Santo SA (Registered) (3)*(i)	(216,618)	(3)

Singapore - 0.0% (c)
CapitaLand Ltd. (2)	(328,500)	(899,594)

INVESTMENTS	SHARES	VALUE ($)
Switzerland - (0.1)%
STMicroelectronics NV (2)	(190,108)	(4,226,651)

United Kingdom - (0.1)%
CNH Industrial NV (2)	(320,920)	(3,965,619)

Zambia - (0.2)%
First Quantum Minerals Ltd.	(886,381)	(12,445,867)

TOTAL COMMON STOCKS (Proceeds $(834,151,753))		(913,581,017)

TOTAL SHORT POSITIONS (Proceeds $(834,151,753))		(913,581,017)

Total Investments In Securities At Value - 90.8% (Cost $4,658,789,980)		4,723,528,714

Other Assets In Excess Of Liabilities - 9.2% (j)		476,628,609

Net Assets - 100.0%		5,200,157,323

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,015,866	0.0	% (c)
Consumer Staples	(33,544,561)	(0.7)
Energy	153,725,502	3.0
Financials	(12,002,192)	(0.2)
Health Care	350,854	0.0	(c)
Industrials	116,683,642	2.2
Information Technology	(172,890,840)	(3.3)
Materials	8,210,210	0.2
Real Estate	(899,595)	0.0	(c)
Telecommunication Services	11,832,225	0.2
Utilities	64,421,280	1.2
Short-Term Investments	4,585,626,323	88.2

Total Investments In Securities At Value	4,723,528,714	90.8
Other Assets in Excess of Liabilities	476,628,609	9.2

Net Assets	$5,200,157,323	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $999,033,127.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2018 amounted to $16,771,304 which represents approximately 0.32% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of March 31, 2018.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	As defined in Section 2a-3 of the Investment Company Act of 1940, an affiliated person is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. For the period ended March 31, 2018, transactions in and earnings from issuers considered to be an affiliated person were as follows:

AFFILIATE	SHARES HELD AT 12/31/17	SHARES PURCHASED	SHARES SOLD	SHARES HELD AT 03/31/18	VALUE AT 03/31/18	DIVIDEND INCOME	NET REALIZED GAIN (LOSS)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Other Controlled Affiliates:
SHORT-TERM INVESTMENTS - 23.9%
INVESTMENT COMPANIES - 23.9%
Limited Purpose Cash Investment Fund, 1.53% (a) (Cost $1,241,909,339)	1,084,486,894	971,426,769	(813,767,129)	1,242,146,534	$1,241,898,106	$3,676,613	$(77,483)	$(11,233)

(a)	Represents 7-day effective yield as of March 31, 2018.

(g)	The rate shown was the effective yield at the date of purchase.
(h)	All or a portion of the security pledged as collateral for futures contracts.
(i)	Security fair valued as of March 31, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2018 amounted to $(3), which represents approximately (0.00)% of net assets of the fund.
(j)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total return swap contracts outstanding as of March 31, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	80,748,938	$1,116,749
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	25,106,813	802,900
HSCEI April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/27/2018	HKD	(77,696,700)	79,956
HSCEI April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/27/2018	HKD	(309,582,200)	240,109
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/14/2018	KRW	44,276,925,000	912,406
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	06/14/2018	KRW	123,991,175,000	2,676,334
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	USD	1,834,650	8,063
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	USD	10,926,360	125,143
MSCI United States Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.50%)	Increases in total return of reference entity	Monthly	JPMC	06/22/2018	USD	1,802,555	8,632
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	17,342,850	273,569
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	89,169,413	1,197,620
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	28,782,863	466,435
Swiss Market Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MLIN	06/15/2018	CHF	(305,193,500)	6,136,807

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
WIG20 Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	06/15/2018	PLN	(12,121,200)	$146,095

								14,190,818

BIST 30 Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/30/2018	TRY	69,032,930	(415,818)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(11,322,300)	(438,232)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(25,106,813)	(982,693)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(24,059,888)	(924,149)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(106,825,125)	(4,127,916)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	HKD	2,094,485,000	(2,683,422)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	HKD	1,839,060,000	$(1,109,530)
iBovespa Index April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/18/2018	BRL	(164,029,325)	(2,373,196)
MSCI United States Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.40%)	Increases in total return of reference entity	Monthly	JPMC	06/22/2018	USD	340,961	(21,914)
MSCI United States Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.75%)	Increases in total return of reference entity	Monthly	JPMC	06/25/2018	USD	4,756,561	(10,645)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(17,342,850)	$(667,704)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(51,140,513)	(1,993,798)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(28,782,863)	(1,141,863)
TAIEX Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/18/2018	TWD	336,274,400	(10,012)
Tel Aviv Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/25/2018	ILS	41,794,002	(82,467)

								(16,983,359)

								$(2,792,541)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
BIST 30 Index	4,628	4/2018	TRY	$16,472,433	$(379,555)
Brent Crude Oil	4,115	4/2018	USD	285,334,100	19,747,112
FTSE Bursa Malaysia KLCI Index	252	4/2018	MYR	6,075,233	14,136
Hang Seng Index	307	4/2018	HKD	58,774,042	(390,413)
LME Copper Base Metal	31	4/2018	USD	5,176,419	(433,973)
LME Copper Base Metal	42	4/2018	USD	7,018,242	(460,345)
LME Copper Base Metal	62	4/2018	USD	10,372,213	(712,520)
LME Copper Base Metal	69	4/2018	USD	11,540,681	(696,035)
LME Copper Base Metal	70	4/2018	USD	11,700,430	(842,202)
LME Copper Base Metal	85	4/2018	USD	14,226,174	(918,608)
MSCI Singapore Index	1,568	4/2018	SGD	47,142,249	885,048
MSCI Taiwan Index	408	4/2018	USD	16,634,160	115,492
WTI Crude Oil	3,672	4/2018	USD	238,459,680	14,032,721
LME Copper Base Metal	74	5/2018	USD	12,398,645	(720,386)
LME Copper Base Metal	82	5/2018	USD	13,725,263	(804,410)
LME Copper Base Metal	83	5/2018	USD	13,903,807	(210,898)
LME Copper Base Metal	178	5/2018	USD	29,814,822	(1,102,760)
Soybean	348	5/2018	USD	18,178,650	308,186
3 Month Euro Euribor	1,378	6/2018	EUR	425,246,471	58,772
3 Month Sterling	1,268	6/2018	GBP	220,351,881	(457,026)
ASX 90 Day Bank Accepted Bill	706	6/2018	AUD	539,728,000	50,098
Australia 10 Year Bond	8,232	6/2018	AUD	819,514,178	13,602,839
Australia 3 Year Bond	9,903	6/2018	AUD	845,588,029	1,672,058
DAX Index	278	6/2018	EUR	103,641,449	(1,692,454)
Euro-Bobl	1,200	6/2018	EUR	193,795,874	1,332,331
Euro-Bund	2,066	6/2018	EUR	405,288,548	946,466
Japan 10 Year Bond	385	6/2018	JPY	545,523,707	269,066
KOSPI 200 Index	502	6/2018	KRW	37,170,795	684,650
LME Copper Base Metal	38	6/2018	USD	6,378,300	695
LME Copper Base Metal	74	6/2018	USD	12,425,063	(388,331)
LME Copper Base Metal	77	6/2018	USD	12,919,811	(198,204)
LME Copper Base Metal	94	6/2018	USD	15,765,610	(485,505)
LME Copper Base Metal	140	6/2018	USD	23,497,355	(483,408)
MEX BOLSA Index	8	6/2018	MXN	204,013	(12,981)
SET50 Index	615	6/2018	THB	4,582,507	(69,327)
SPI 200 Index	278	6/2018	AUD	30,618,466	(77,205)
TOPIX Index	4,777	6/2018	JPY	770,614,210	8,801,319
U.S. Treasury 10 Year Note	4,155	6/2018	USD	503,339,297	2,227,657
U.S. Treasury 2 Year Note	11,870	6/2018	USD	2,523,673,280	1,120,105
U.S. Treasury 5 Year Note	27	6/2018	USD	3,090,445	15,382
3 Month Euro Euribor	5,115	9/2018	EUR	1,578,394,261	589,357
3 Month Sterling	3,529	9/2018	GBP	612,771,277	(1,050,017)
ASX 90 Day Bank Accepted Bill	2,497	9/2018	AUD	1,908,830,983	436,504

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts (continued)
3 Month Euro Euribor	5,325	12/2018	EUR	$1,642,950,666	$580,684
3 Month Sterling	3,991	12/2018	GBP	692,362,467	(1,132,598)
ASX 90 Day Bank Accepted Bill	2,336	12/2018	AUD	1,785,535,473	272,708
3 Month Euro Euribor	3,947	3/2019	EUR	1,217,364,021	645,878
3 Month Sterling	2,722	3/2019	GBP	471,880,983	(216,184)
ASX 90 Day Bank Accepted Bill	1,923	3/2019	AUD	1,469,640,081	151,706

					54,625,625

Short Contracts
Amsterdam Exchange Index	(58)	4/2018	EUR	(7,536,260)	29,763
CAC 40 10 Euro Index	(2,054)	4/2018	EUR	(130,271,961)	2,021,743
HSCEI	(1,071)	4/2018	HKD	(82,193,039)	1,062,999
IBEX 35 Index	(515)	4/2018	EUR	(60,651,581)	830,703
LME Copper Base Metal	(31)	4/2018	USD	(5,176,419)	419,520
LME Copper Base Metal	(42)	4/2018	USD	(7,018,242)	464,394
LME Copper Base Metal	(62)	4/2018	USD	(10,372,213)	717,178
LME Copper Base Metal	(69)	4/2018	USD	(11,540,681)	677,984
LME Copper Base Metal	(70)	4/2018	USD	(11,700,430)	804,182
LME Copper Base Metal	(85)	4/2018	USD	(14,226,174)	878,354
Natural Gas	(6,536)	4/2018	USD	(178,628,880)	1,698,495
OMXS30 Index	(15,213)	4/2018	SEK	(277,666,675)	5,104,424
LME Copper Base Metal	(74)	5/2018	USD	(12,398,645)	742,114
LME Copper Base Metal	(82)	5/2018	USD	(13,725,263)	808,145
LME Copper Base Metal	(83)	5/2018	USD	(13,903,807)	195,285
LME Copper Base Metal	(178)	5/2018	USD	(29,814,822)	1,044,879
Silver	(82)	5/2018	USD	(6,669,880)	172,895
100 oz Gold	(2,451)	6/2018	USD	(325,321,230)	(1,277,751)
3 Month Canadian Bankers Acceptance	(432)	6/2018	CAD	(82,264,757)	25,842
3 Month Eurodollar	(1,977)	6/2018	USD	(482,882,250)	2,505,418
Canada 10 Year Bond	(6,004)	6/2018	CAD	(621,068,095)	(11,995,609)
EURO STOXX 50 Index	(1,029)	6/2018	EUR	(41,541,825)	816,162
Euro-Buxl	(1,228)	6/2018	EUR	(249,887,955)	(6,715,694)
Euro-Schatz	(33,827)	6/2018	EUR	(4,660,671,821)	(7,244,759)
FTSE 100 Index	(5,162)	6/2018	GBP	(506,489,268)	8,283,461
FTSE/JSE Top 40 Index	(1,591)	6/2018	ZAR	(66,368,101)	5,006,945
FTSE/MIB Index	(23)	6/2018	EUR	(3,106,388)	54,256
LME Copper Base Metal	(38)	6/2018	USD	(6,378,300)	18,897
LME Copper Base Metal	(74)	6/2018	USD	(12,425,063)	382,057
LME Copper Base Metal	(77)	6/2018	USD	(12,919,811)	91,576
LME Copper Base Metal	(94)	6/2018	USD	(15,765,610)	484,712
LME Copper Base Metal	(140)	6/2018	USD	(23,497,355)	508,534
LME Copper Base Metal	(1,531)	6/2018	USD	(256,949,644)	10,197,114
Long Gilt	(4,484)	6/2018	GBP	(772,667,001)	(6,186,880)
S&P 500 E-Mini Index	(2,140)	6/2018	USD	(282,801,000)	6,642,824
S&P/TSX 60 Index	(80)	6/2018	CAD	(11,251,601)	136,302
U.S. Treasury Long Bond	(2,202)	6/2018	USD	(322,868,250)	(9,856,006)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts (continued)
3 Month Canadian Bankers Acceptance	(1,118)	9/2018	CAD	$(212,551,034)	$80,627
3 Month Eurodollar	(7,749)	9/2018	USD	(1,891,240,312)	9,259,244
3 Month Canadian Bankers Acceptance	(1,298)	12/2018	CAD	(246,419,509)	145,128
3 Month Eurodollar	(8,168)	12/2018	USD	(1,991,052,099)	4,913,775
3 Month Canadian Bankers Acceptance	(866)	3/2019	CAD	(164,221,388)	(31,585)
3 Month Eurodollar	(6,191)	3/2019	USD	(1,507,663,275)	(158,678)

					23,758,969

					$78,384,594

Forward foreign currency contracts outstanding as of March 31, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	132,887,336	USD	102,948,649	CITI	6/20/2018	$350,674
CAD	199,331,002	USD	154,423,165	JPMC	6/20/2018	525,816
CNY	320,678,800	USD	50,436,773	CITI**	6/20/2018	504,266
CNY	481,018,200	USD	75,655,227	JPMC**	6/20/2018	756,334
EUR	22,599,808	USD	27,805,379	CITI	6/20/2018	166,561
EUR	33,899,710	USD	41,708,119	JPMC	6/20/2018	249,789
GBP	159,976,097	USD	223,058,383	CITI	6/20/2018	2,134,205
GBP	239,964,152	USD	334,588,002	JPMC	6/20/2018	3,200,889
HKD	40,702,800	USD	5,199,332	CITI	6/20/2018	457
HKD	61,054,200	USD	7,799,008	JPMC	6/20/2018	675
HUF	1,390,250,000	USD	5,475,432	CITI	6/20/2018	29,683
HUF	2,085,375,000	USD	8,213,158	JPMC	6/20/2018	44,514
INR	1,624,099,478	USD	24,626,168	CITI**	6/20/2018	110,021
INR	2,436,149,212	USD	36,939,298	JPMC**	6/20/2018	164,984
JPY	10,820,854,605	USD	101,955,316	CITI	6/20/2018	275,433
JPY	16,231,281,912	USD	152,933,166	JPMC	6/20/2018	412,958
MXN	2,576,453,735	USD	135,366,818	CITI	6/20/2018	4,617,810
MXN	3,864,680,606	USD	203,050,481	JPMC	6/20/2018	6,926,460
PLN	10,828,571	USD	3,160,684	CITI	6/20/2018	7,412
PLN	16,242,857	USD	4,741,032	JPMC	6/20/2018	11,113
SGD	37,600,000	USD	28,570,282	CITI	6/20/2018	159,514
SGD	56,400,000	USD	42,855,476	JPMC	6/20/2018	239,220
THB	811,600	USD	25,973	CITI	6/20/2018	51
THB	1,217,400	USD	38,959	JPMC	6/20/2018	76
USD	34,197,012	AUD	43,889,200	CITI	6/20/2018	481,242
USD	51,295,454	AUD	65,833,800	JPMC	6/20/2018	721,799
USD	88,656,114	BRL	291,203,773	CITI**	6/20/2018	1,046,339

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	132,984,005	BRL	436,805,657	JPMC**	6/20/2018	$1,569,342
USD	1,435,723	CAD	1,820,400	CITI	6/20/2018	20,644
USD	2,153,582	CAD	2,730,600	JPMC	6/20/2018	30,963
USD	556,524,134	CHF	518,941,690	CITI	6/20/2018	10,032,146
USD	834,785,155	CHF	778,412,532	JPMC	6/20/2018	15,047,175
USD	719,406	DKK	4,308,969	CITI	6/20/2018	3,936
USD	1,079,107	DKK	6,463,454	JPMC	6/20/2018	5,902
USD	2,683,095	EUR	2,164,800	CITI	6/20/2018	3,707
USD	4,024,637	EUR	3,247,200	JPMC	6/20/2018	5,556
USD	26,895,727	GBP	19,033,600	CITI	6/20/2018	102,814
USD	40,343,541	GBP	28,550,400	JPMC	6/20/2018	154,171
USD	74,918,381	HKD	584,834,000	CITI	6/20/2018	205,739
USD	112,377,458	HKD	877,251,000	JPMC	6/20/2018	308,494
USD	53,391,743	ILS	184,580,434	CITI	6/20/2018	515,294
USD	80,087,516	ILS	276,870,657	JPMC	6/20/2018	772,841
USD	4,391,968	INR	288,000,000	CITI**	6/20/2018	5,524
USD	6,587,944	INR	432,000,000	JPMC**	6/20/2018	8,277
USD	143,997,966	JPY	15,210,930,800	CITI	6/20/2018	291,679
USD	215,996,679	JPY	22,816,396,200	JPMC	6/20/2018	437,247
USD	70,622,972	NOK	549,648,872	CITI	6/20/2018	327,578
USD	105,934,327	NOK	824,473,311	JPMC	6/20/2018	491,235
USD	80,824,780	NZD	110,218,829	CITI	6/20/2018	1,190,142
USD	121,237,019	NZD	165,328,243	JPMC	6/20/2018	1,785,060
USD	8,224,914	PLN	28,000,000	CITI	6/20/2018	33,001
USD	12,337,355	PLN	42,000,000	JPMC	6/20/2018	49,487
USD	64,791,714	SEK	526,904,905	CITI	6/20/2018	1,312,689
USD	97,187,450	SEK	790,357,363	JPMC	6/20/2018	1,968,912
USD	1,326,805	THB	41,376,400	CITI	6/20/2018	81
USD	1,990,204	THB	62,064,600	JPMC	6/20/2018	118
USD	7,138,184	TRY	28,000,000	CITI	6/20/2018	205,016
USD	10,706,359	TRY	42,000,000	JPMC	6/20/2018	306,607
USD	698,180	TWD	20,135,600	CITI**	6/20/2018	830
USD	1,047,269	TWD	30,203,400	JPMC**	6/20/2018	1,244
ZAR	221,999,999	USD	18,364,758	CITI	6/20/2018	187,539
ZAR	333,000,001	USD	27,547,172	JPMC	6/20/2018	281,272

Total unrealized appreciation						60,800,557

AUD	113,572,800	USD	88,805,904	CITI	6/20/2018	(1,559,055)
AUD	170,359,189	USD	133,209,013	JPMC	6/20/2018	(2,338,747)
CAD	398,662,008	USD	313,145,875	CITI	6/20/2018	(3,247,906)
CAD	597,993,004	USD	469,719,393	JPMC	6/20/2018	(4,872,443)
CHF	8,592,400	USD	9,188,385	CITI	6/20/2018	(139,819)
CHF	12,888,600	USD	13,782,594	JPMC	6/20/2018	(209,747)
CNY	30,278,800	USD	4,822,901	CITI**	6/20/2018	(12,999)
CNY	45,418,200	USD	7,234,360	JPMC**	6/20/2018	(19,507)
EUR	140,296,849	USD	174,418,400	CITI	6/20/2018	(772,010)
EUR	210,445,261	USD	261,627,912	JPMC	6/20/2018	(1,158,343)
HKD	127,706,400	USD	16,348,271	CITI	6/20/2018	(33,757)
HKD	191,559,600	USD	24,522,424	JPMC	6/20/2018	(50,653)
HUF	3,114,150,000	USD	12,407,073	CITI	6/20/2018	(75,656)
HUF	4,671,225,000	USD	18,612,520	JPMC	6/20/2018	(115,395)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
ILS	1,417,600	USD	409,475	CITI	6/20/2018	$(3,377)
ILS	2,126,400	USD	614,213	JPMC	6/20/2018	(5,067)
JPY	4,525,755,535	USD	42,970,353	CITI	6/20/2018	(212,974)
JPY	6,788,633,304	USD	64,455,610	JPMC	6/20/2018	(319,542)
NOK	393,414,000	USD	51,033,721	CITI	6/20/2018	(719,432)
NOK	590,121,000	USD	76,550,677	JPMC	6/20/2018	(1,079,243)
NZD	37,568,400	USD	27,460,237	CITI	6/20/2018	(316,544)
NZD	56,352,600	USD	41,190,406	JPMC	6/20/2018	(474,868)
PLN	140,771,429	USD	41,592,073	CITI	6/20/2018	(406,816)
PLN	211,157,143	USD	62,388,187	JPMC	6/20/2018	(610,303)
SGD	21,200,000	USD	16,210,920	CITI	6/20/2018	(12,206)
SGD	31,800,000	USD	24,316,411	JPMC	6/20/2018	(18,338)
THB	648,400	USD	20,905	CITI	6/20/2018	(114)
THB	972,600	USD	31,357	JPMC	6/20/2018	(171)
TRY	243,605,178	USD	62,073,739	CITI	6/20/2018	(1,753,897)
TRY	365,407,772	USD	93,111,040	JPMC	6/20/2018	(2,631,275)
USD	359,001	BRL	1,200,000	CITI**	6/20/2018	(2,024)
USD	538,500	BRL	1,800,000	JPMC**	6/20/2018	(3,037)
USD	337,736	CAD	440,000	CITI	6/20/2018	(4,296)
USD	506,604	CAD	660,000	JPMC	6/20/2018	(6,444)
USD	3,352,388	CNY	21,285,600	CITI**	6/20/2018	(28,910)
USD	5,028,575	CNY	31,928,400	JPMC**	6/20/2018	(43,372)
USD	1,343,105	EUR	1,085,600	CITI	6/20/2018	(550)
USD	2,014,655	EUR	1,628,400	JPMC	6/20/2018	(828)
USD	19,939,081	INR	1,312,000,000	CITI**	6/20/2018	(43,611)
USD	29,908,584	INR	1,968,000,000	JPMC**	6/20/2018	(65,453)
USD	14,393,944	JPY	1,525,574,400	CITI	6/20/2018	(19,023)
USD	21,590,889	JPY	2,288,361,600	JPMC	6/20/2018	(28,560)
USD	115,786,385	KRW	124,477,151,584	CITI**	6/20/2018	(1,631,543)
USD	173,679,360	KRW	186,715,727,376	JPMC**	6/20/2018	(2,447,532)
USD	4,454,728	MXN	84,000,000	CITI	6/20/2018	(109,184)
USD	6,682,083	MXN	126,000,000	JPMC	6/20/2018	(163,785)
USD	38,856,911	NOK	305,360,486	CITI	6/20/2018	(196,086)
USD	58,285,294	NOK	458,040,729	JPMC	6/20/2018	(294,202)
USD	71,258,023	NZD	98,651,628	CITI	6/20/2018	(19,152)
USD	106,886,902	NZD	147,977,443	JPMC	6/20/2018	(28,861)
USD	1,402,192	PLN	4,800,000	CITI	6/20/2018	(2,136)
USD	2,103,285	PLN	7,200,000	JPMC	6/20/2018	(3,207)
USD	82,016,294	SGD	107,818,200	CITI	6/20/2018	(366,550)
USD	123,024,286	SGD	161,727,299	JPMC	6/20/2018	(549,979)
USD	636,362	THB	20,004,800	CITI	6/20/2018	(5,088)
USD	954,541	THB	30,007,200	JPMC	6/20/2018	(7,632)
USD	7,153,560	TRY	29,200,000	CITI	6/20/2018	(76,744)
USD	10,730,326	TRY	43,800,000	JPMC	6/20/2018	(115,129)
USD	27,242,367	TWD	789,037,074	CITI**	6/20/2018	(84,123)
USD	40,863,499	TWD	1,183,555,610	JPMC**	6/20/2018	(126,236)
ZAR	165,999,999	USD	14,013,367	CITI	6/20/2018	(140,930)
ZAR	249,000,001	USD	21,020,078	JPMC	6/20/2018	(211,421)

Total unrealized depreciation						(29,995,832)

Net unrealized appreciation						$30,804,725

**	Non-deliverable forward.

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

Total Return Basket Swaps Outstanding at March 31, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR or Australian Overnight Indexed Swap Rate (“AOISR”) plus or minus a specified spread (-0.04% to 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	1-48 months maturity 11/19/2021	$38,980,830	$(1,854,175)	$118,116	$(1,736,059)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR or HONIX plus or minus a specified spread (-0.08% to 0.40%), which is denominated in HKD based on the local currencies of the positions within the swap.	45-48 months maturity 11/19/2021	$46,372,888	$(1,632,309)	$33,591	$(1,598,718)

MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the NIBOR plus or minus a specified spread (-0.35% to 0.35%), which is denominated in NOK based on the local currencies of the positions within the swap.	24 months maturity 02/14/2020	$43,826,362	$(154,483)	$133,468	$(21,015)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds Floating Rate plus or minus a specified spread (-0.39% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	45-47 months maturity ranging from 11/19/2021-11/22/2021	$8,267,321,001	$275,852,648	$2,817,525	$278,670,173

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
Aflac, Inc.	1,339,682	$58,624,484	$6,545,513	2.3%
Amazon.com, Inc.	26,429	38,251,749	7,519,686	2.7
Amgen, Inc.	259,540	44,246,379	(1,904,578)	(0.7)
Anthem, Inc.	316,332	69,498,140	15,221,829	5.5
Best Buy Co., Inc.	811,028	56,763,850	15,402,970	5.5
Biogen, Inc.	241,226	66,052,503	(4,993,326)	(1.8)
Booking Holdings, Inc.	34,387	71,538,371	6,590,921	2.4
eBay, Inc.	2,024,673	81,472,842	7,614,175	2.7
Facebook, Inc.	447,749	71,545,813	(8,272,771)	(3.0)
General Motors Co.	1,078,735	39,201,230	(2,453,035)	(0.9)
Gilead Sciences, Inc.	951,278	71,716,848	1,105,578	0.4
Huntington Ingalls Industries, Inc.	180,872	46,621,567	7,963,817	2.9
Intel Corp.	1,697,683	88,415,331	22,563,042	8.1
International Business Machines Corp.	420,243	64,477,883	(1,283,554)	(0.5)
IQVIA Holdings, Inc.	615,686	60,404,953	(860,081)	(0.3)
Kohl’s Corp.	790,679	51,797,381	17,582,676	6.3
Lear Corp.	208,432	38,787,111	8,327,505	3.0
LyondellBasell Industries NV	739,739	78,175,618	10,152,477	3.6
McKesson Corp.	356,178	50,174,795	(2,976,501)	(1.1)
Micron Technology, Inc.	1,648,785	85,967,650	19,595,809	7.0
Mylan NV	1,018,729	41,941,073	6,984,288	2.5
Northrop Grumman Corp.	144,451	50,430,733	14,801,655	5.3
Oracle Corp.	1,520,121	69,545,536	(5,747,061)	(2.1)
Pfizer, Inc.	1,295,195	45,966,471	(457,282)	(0.2)
Raytheon Co.	300,845	64,928,368	14,226,249	5.1
Skyworks Solutions, Inc.	545,139	54,655,636	(885,681)	(0.3)
Tyson Foods, Inc.	534,704	39,134,986	4,313,217	1.5
Walmart, Inc.	727,153	64,694,802	(9,541,447)	(3.4)
Western Digital Corp.	784,219	72,359,887	6,199,465	2.2

Short Positions

Common Stock

United States
Advanced Micro Devices, Inc.	(4,300,159)	(43,216,598)	7,631,586	2.7
Ball Corp.	(1,172,683)	(46,567,242)	(752,760)	(0.3)
CenturyLink, Inc.	(4,271,692)	(70,183,900)	(254,137)	(0.1)
Charter Communications, Inc.	(160,127)	(49,834,725)	5,688,642	2.0
Cheniere Energy, Inc.	(866,560)	(46,317,632)	(7,346,687)	(2.6)
Chevron Corp.	(537,893)	(61,341,318)	912,142	0.3
Envision Healthcare Corp.	(1,152,002)	(44,271,437)	6,946,859	2.5
Exxon Mobil Corp.	(556,308)	(41,506,140)	4,030,368	1.4
Fastenal Co.	(755,873)	(41,263,107)	(6,475,555)	(2.3)
First Data Corp.	(3,410,524)	(54,568,384)	2,082,553	0.7
FirstEnergy Corp.	(2,278,026)	(77,475,664)	(6,714,458)	(2.4)
Hess Corp.	(1,302,754)	(65,945,407)	(8,377,643)	(3.0)
NRG Energy, Inc.	(1,413,934)	(43,167,405)	(6,577,927)	(2.4)
ONEOK, Inc.	(1,182,857)	(67,328,220)	(2,371,809)	(0.9)
Palo Alto Networks, Inc.	(296,942)	(53,900,912)	(13,821,443)	(5.0)
Sealed Air Corp.	(1,268,658)	(54,285,876)	3,124,026	1.1
Square, Inc.	(943,426)	(46,416,559)	(14,552,107)	(5.2)
Tesla, Inc.	(331,105)	(88,116,974)	20,971,777	7.5
Vulcan Materials Co.	(477,601)	(54,527,706)	5,480,529	2.0
Workday, Inc.	(367,307)	(46,688,393)	(13,702,069)	(4.9)
XPO Logistics, Inc.	(394,404)	(40,154,271)	(15,582,321)	(5.6)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (-3.00% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swap.	35-39 months maturity 01/14/2021	$474,643,134	$7,608,990	$3,055,383	$10,664,373

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
BHP Billiton plc	396,599	$7,838,071	$(637,712)	(6.0)%

Germany
TUI AG	216,442	4,641,296	574,172	5.4

South Africa
Investec plc	588,038	4,544,539	221,656	2.1

United Kingdom
Ashtead Group plc	83,804	2,285,062	(34,518)	(0.3)
Barratt Developments plc	2,330,633	17,342,979	(3,302,327)	(31.0)
Bellway plc	308,016	13,181,558	(2,368,031)	(22.2)
Berkeley Group Holdings plc	433,444	23,041,682	521,134	4.9
BT Group plc	3,263,325	10,415,916	(1,108,337)	(10.4)
Close Brothers Group plc	211,197	4,259,347	230,315	2.2
DCC plc	55,544	5,117,666	(641,906)	(6.0)
Greene King plc	696,136	4,604,426	(597,778)	(5.6)
Hays plc	895,195	2,368,171	48,690	0.5
Howden Joinery Group plc	918,934	5,948,154	(45,701)	(0.4)
Indivior plc	941,963	5,384,577	276,905	2.6
Intermediate Capital Group plc	259,531	3,584,677	106,203	1.0
J Sainsbury plc	820,726	2,753,113	58,121	0.5
Kingfisher plc	2,013,395	8,259,551	(632,808)	(5.9)
Marks & Spencer Group plc	1,367,315	5,193,683	(997,027)	(9.3)
Micro Focus International plc	238,089	3,324,583	(5,494,624)	(51.5)
Next plc	129,671	8,668,378	567,209	5.3
Persimmon plc	621,685	22,064,995	(2,045,215)	(19.2)
Playtech plc	483,837	4,976,192	(538,165)	(5.0)
Royal Mail plc	1,342,557	10,189,714	3,006,300	28.2
Taylor Wimpey plc	6,025,298	15,609,730	(1,077,704)	(10.1)
Travis Perkins plc	339,668	5,889,186	(1,366,582)	(12.8)
Whitbread plc	140,191	7,276,899	140,229	1.3
William Hill plc	1,956,839	9,073,040	1,153,779	10.8
Wm Morrison Supermarkets plc	940,369	2,821,454	(48,900)	(0.5)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Short Positions

Common Stock

Netherlands
Royal Dutch Shell plc	(815,535)	$(25,802,322)	$1,760,303	16.5%

Switzerland
Glencore plc	(2,165,507)	(10,760,904)	1,089,147	10.2

United Kingdom
AstraZeneca plc	(207,461)	(14,261,126)	299,329	2.8
BP plc	(3,238,814)	(21,846,135)	1,950,127	18.3
British American Tobacco plc	(641,017)	(37,055,185)	7,549,372	70.8
Capita plc	(1,736,201)	(3,511,903)	7,170,212	67.2
Cobham plc	(2,290,010)	(3,946,173)	292,920	2.7
ConvaTec Group plc	(1,899,218)	(5,298,707)	(91,032)	(0.9)
Experian plc	(436,526)	(9,440,605)	485,498	4.6
IMI plc	(173,423)	(2,630,675)	461,924	4.3
Inmarsat plc	(417,965)	(2,125,188)	1,074,048	10.1
International Consolidated Airlines Group SA	(461,969)	(3,987,413)	141,994	1.3
Intertek Group plc	(66,010)	(4,320,894)	596,308	5.6
John Wood Group plc	(261,918)	(1,990,218)	681,297	6.4
Just Eat plc	(213,626)	(2,091,908)	419,721	3.9
Prudential plc	(709,018)	(17,717,424)	637,852	6.0
Rolls-Royce Holdings plc	(527,029)	(6,443,522)	613,852	5.8
Royal Bank of Scotland Group plc	(856,489)	(3,115,756)	206,426	1.9
RSA Insurance Group plc	(598,797)	(5,301,426)	(190,433)	(1.8)
Standard Chartered plc	(1,000,052)	(10,022,884)	313,997	2.9
Tesco plc	(10,857,835)	(31,417,201)	(3,503,441)	(32.9)
Weir Group plc (The)	(74,281)	(2,082,218)	(22,769)	(0.2)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the STIBOR plus or minus a specified spread (-0.50% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swap.	24 months maturity 02/14/2020	$103,006,230	$101,963	$(135,748)	$(33,785)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Sweden
Boliden AB	826,942	$29,098,783	$743,023	(2199.3)%
Electrolux AB	125,533	3,964,271	(23,602)	69.9
Essity AB	121,514	3,367,540	97,154	(287.6)
Husqvarna AB	89,830	868,420	(45,689)	135.2
NCC AB	34,430	656,410	15,314	(45.3)
Nordea Bank AB	151,863	1,624,929	(60,943)	180.4
Saab AB	18,912	857,828	25,281	(74.8)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE

Sweden (continued)
Securitas AB	172,274	$2,933,230	$127,675	(377.9)%
Skandinaviska Enskilda Banken AB	216,183	2,271,285	(189,422)	560.7
SSAB AB	161,135	912,114	34,195	(101.2)
Svenska Cellulosa AB SCA	117,660	1,257,384	162,063	(479.7)
Swedbank AB	186,750	4,196,338	(285,354)	844.6

Short Positions

Common Stock

Colombia
Millicom International Cellular SA	(81,074)	(5,548,273)	(138,108)	408.8

Sweden
Elekta AB	(66,575)	(712,734)	(153,187)	453.4
Telefonaktiebolaget LM Ericsson	(7,025,280)	(44,736,691)	(206,437)	611.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Swiss Average Rate Overnight plus or minus a specified spread (-2.13% to 0.35%), which is denominated in CHF based on the local currencies of the positions within the swap.	3 months maturity 05/14/2018	$161,888,681	$3,232,867	$690,898	$3,923,765

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Switzerland
Adecco Group AG (Registered)	39,136	$2,787,659	$(176,167)	(4.5)%
DKSH Holding AG	7,218	586,959	(21,274)	(0.5)
dormakaba Holding AG	922	722,016	(78,678)	(2.0)
Georg Fischer AG (Registered)	5,947	7,962,273	80,275	2.0
Helvetia Holding AG (Registered)	3,421	2,039,395	94,708	2.4
Kuehne + Nagel International AG (Registered)	17,614	2,774,295	(188,598)	(4.8)
Lonza Group AG (Registered)	72,556	17,111,543	(466,671)	(11.9)
Partners Group Holding AG	13,744	10,227,248	457,027	11.6
Roche Holding AG	44,128	10,122,836	15,908	0.4
Sika AG	870	6,824,415	(92,586)	(2.4)
Sonova Holding AG (Registered)	20,694	3,289,991	146,469	3.7
Straumann Holding AG (Registered)	1,813	1,143,900	(91,238)	(2.3)
Swiss Life Holding AG (Registered)	20,901	7,448,437	202,616	5.2
Swiss Re AG	58,916	6,013,364	234,999	6.0
Swisscom AG (Registered)	4,048	2,008,230	(129,986)	(3.3)
Zurich Insurance Group AG	5,215	1,720,232	62,909	1.6

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Austria
ams AG	(105,257)	$(11,053,067)	$1,050,987	26.8%

Switzerland
Aryzta AG	(145,463)	(3,239,817)	189,312	4.8
Chocoladefabriken Lindt & Spruengli AG	(388)	(2,407,236)	(135,697)	(3.5)
Credit Suisse Group AG (Registered)	(2,814,715)	(47,273,212)	2,979,034	75.9
Dufry AG (Registered)	(12,243)	(1,608,116)	99,614	2.5
Idorsia Ltd.	(80,957)	(1,947,561)	236,978	6.0
OC Oerlikon Corp. AG (Registered)	(333,756)	(5,899,303)	(529,665)	(13.5)
Vifor Pharma AG	(36,819)	(5,677,576)	(707,409)	(18.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EONIA plus or minus a specified spread (-5.10% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swap.	20-24 months maturity 11/08/2019	$1,010,229,604	$11,996,618	$1,009,105	$13,005,723

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Belgium
KBC Group NV	183,570	$15,985,079	$(417,143)	(3.2)%

Finland
Neste OYJ	338,815	23,583,229	(643,186)	(4.9)
UPM-Kymmene OYJ	347,674	12,889,612	1,479,484	11.4

France
Air France-KLM	1,249,961	13,948,109	(3,890,758)	(29.9)
Atos SE	96,896	13,275,650	(2,194,326)	(16.9)
Cie Generale des Etablissements Michelin SCA	140,384	20,782,832	(618,185)	(4.8)
Engie SA	940,263	15,700,973	(664,951)	(5.1)
Peugeot SA	610,309	14,695,864	(317,922)	(2.4)
Renault SA	263,664	31,995,051	3,521,047	27.1
Thales SA	123,014	14,985,988	1,378,019	10.6

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
France (continued)
TOTAL SA	633,795	$36,328,932	$(183,124)	(1.4)%

Germany
Aurubis AG	111,504	9,371,156	(821,863)	(6.3)
Bayerische Motoren Werke AG	152,385	16,574,881	(576,104)	(4.4)
Covestro AG	198,878	19,582,944	(1,008,128)	(7.8)
Daimler AG (Registered)	168,154	14,326,727	(859,070)	(6.6)
Deutsche Lufthansa AG (Registered)	1,083,886	34,649,156	(1,437,758)	(11.1)
Evonik Industries AG	169,755	5,986,133	(624,167)	(4.8)
Hannover Rueck SE	69,877	9,533,466	262,871	2.0
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	32,108	7,466,441	163,983	1.3
Rheinmetall AG	42,164	5,984,952	541,350	4.2
Software AG	158,858	8,327,636	(701,254)	(5.4)
Volkswagen AG (Preference)	106,499	21,226,736	(1,116,067)	(8.6)

Netherlands
ABN AMRO Group NV	220,185	6,639,319	(33,231)	(0.3)
Aegon NV	2,573,198	17,360,899	103,878	0.8
ASR Nederland NV	191,067	8,169,682	148,032	1.1
NN Group NV	401,459	17,836,816	71,165	0.5
Philips Lighting NV	244,256	9,183,311	(39,999)	(0.3)
Wolters Kluwer NV	229,097	12,184,497	1,081,924	8.3

Spain
Amadeus IT Group SA	148,212	10,968,152	316,697	2.4
Endesa SA	651,910	14,361,703	814,818	6.3

Short Positions

Common Stock

Belgium
Anheuser-Busch InBev SA/NV	(208,750)	(22,951,390)	(1,242,127)	(9.6)
Galapagos NV	(105,831)	(10,562,961)	1,345,928	10.3

Finland
Nokia OYJ	(4,536,179)	(25,049,316)	(53,293)	(0.4)

France
Accor SA	(269,491)	(14,559,214)	(585,525)	(4.5)
Airbus SE	(380,578)	(44,054,849)	(3,972,815)	(30.5)
Carrefour SA	(652,819)	(13,539,399)	645,142	5.0
Edenred	(429,575)	(14,941,716)	(1,912,935)	(14.7)
Iliad SA	(43,558)	(9,017,568)	2,152,938	16.6
Natixis SA	(1,052,276)	(8,634,244)	137,157	1.1
Remy Cointreau SA	(47,698)	(6,803,825)	(205,427)	(1.6)
Vivendi SA	(1,198,634)	(31,086,358)	358,785	2.8

Germany
Commerzbank AG	(1,979,112)	(25,693,471)	5,353,746	41.2
Deutsche Bank AG (Registered)	(3,119,949)	(43,524,745)	17,761,899	136.6
ProSiebenSat.1 Media SE	(310,593)	(10,757,852)	430,079	3.3
RWE AG	(335,781)	(8,299,908)	(578,369)	(4.4)

Netherlands
Altice NV	(2,611,582)	(21,583,277)	2,732,643	21.0
Koninklijke KPN NV	(2,886,668)	(8,680,188)	480,871	3.7

Spain
Bankia SA	(2,736,931)	(12,277,753)	749,866	5.8
Cellnex Telecom SA	(701,277)	(18,747,894)	(1,616,458)	(12.4)
Industria de Diseno Textil SA	(1,102,077)	(34,647,817)	668,409	5.1

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
MSIP	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Copenhagen Interbank Offered Rate plus or minus a specified spread (-0.35% to 0.35%), which is denominated in DKK based on the local currencies of the positions within the swap.	23-24 months maturity 02/14/2020	$72,318,836	$(3,448,791)	$649,553	$(2,799,238)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Denmark
Danske Bank A/S	501,563	$18,792,710	$(1,209,292)	43.2%
GN Store Nord A/S	83,953	2,977,631	238,092	(8.5)
H Lundbeck A/S	147,075	8,260,681	693,751	(24.8)
Jyske Bank A/S (Registered)	63,738	3,789,505	216,077	(7.7)
William Demant Holding A/S	84,833	3,160,049	583,489	(20.8)

Short Positions

Common Stock

Denmark
AP Moller - Maersk A/S	(2,165)	(3,378,655)	407,122	(14.5)
FLSmidth & Co. A/S	(11,411)	(737,783)	32,119	(1.1)
Genmab A/S	(105,507)	(22,730,950)	(4,034,427)	144.1
Novozymes A/S	(56,043)	(2,917,614)	(133,228)	4.8
Pandora A/S	(19,456)	(2,105,064)	(148,556)	5.3
Vestas Wind Systems A/S	(48,471)	(3,468,194)	(93,938)	3.4

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BANA
Investment Companies	$17,008	$—	$17,008

BARC
Cash	—	75,907,191	75,907,191

CITI
Cash	(12,040,000)	—	(12,040,000)
Investment Companies	22,856,050	—	22,856,050

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
GSCO
Cash	$—	$27,294,229	$27,294,229
U.S. Treasury Bills		39,641,659	39,641,659

GSIN
Cash	(262,030,000)	—	(262,030,000)
Investment Companies	694,806,256	—	694,806,256

JPMC
Investment Companies	77,719,611	—	77,719,611

JPMS
Cash	—	7,816,337	7,816,337

MLIN
Cash	31,290,000	—	31,290,000

MSCL
Cash	—	11,881,270	11,881,270

MSIP
Cash	144,900,000	—	144,900,000

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$5,084,822	$—	$5,084,822

GSCO
Cash	—	(3,562,520)	(3,562,520)

GSIN
Cash	1,880,000	—	1,880,000

JPPC
Cash		6,893,881	6,893,881

MACQ
Cash	1,919,554	—	1,919,554

MSCL
Cash	—	13,057,667	13,057,667

SOCG
Cash	1,820,000	—	1,820,000

See notes to Consolidated Schedule of Investments.

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 108.3%

COMMON STOCKS - 15.3%
Belgium - 0.4%
Ageas (2)(a)	2,118	109,298
bpost SA (2)(a)	11,908	269,034
KBC Group NV (2)(a)	9,931	864,782
Proximus SADP (2)(a)	2,058	63,988
Solvay SA (2)(a)	1,451	201,659
UCB SA (2)(a)	3,483	283,650
Umicore SA (2)(a)	1,638	86,773

		1,879,184

Canada - 0.6%
Agnico Eagle Mines Ltd. (a)	1,446	60,832
Air Canada *(a)	28,611	594,495
ARC Resources Ltd. (a)	9,288	101,217
Bank of Nova Scotia (The) (a)	464	28,582
Canadian Imperial Bank of Commerce (a)	2,362	208,490
Canadian Natural Resources Ltd. (a)	5,781	181,729
Canadian Tire Corp. Ltd., Class A (a)	842	110,711
Cenovus Energy, Inc. (a)	8,278	70,485
CGI Group, Inc., Class A *(a)	2,040	117,648
Dollarama, Inc. (a)	1,692	205,638
Encana Corp. (a)	16,636	182,972
Franco-Nevada Corp. (a)	1,341	91,492
Intact Financial Corp. (a)	1,554	116,772
Kinross Gold Corp. *(a)	28,577	112,902
Linamar Corp. (a)	1,499	81,887
National Bank of Canada (a)	591	27,817
Peyto Exploration & Development Corp. (a)	9,136	76,585
Royal Bank of Canada (a)	473	36,537
Seven Generations Energy Ltd., Class A *(a)	4,513	56,047
Toronto-Dominion Bank (The)(a)	2,686	152,422
Tourmaline Oil Corp. (a)	9,509	161,270
West Fraser Timber Co. Ltd. (a)	535	35,550
Whitecap Resources, Inc. (a)	6,970	42,631
Yamana Gold, Inc. (a)	15,841	43,772

		2,898,483

Denmark - 0.5%
Danske Bank A/S (2)(a)	24,340	911,979
GN Store Nord A/S (2)(a)	5,150	182,659
H Lundbeck A/S (2)(a)	8,376	470,450
Jyske Bank A/S (Registered) (2)(a)	2,812	167,186
William Demant Holding A/S (2)*(a)	13,764	512,712

		2,244,986

Finland - 0.5%
Cargotec OYJ, Class B (2)(a)	2,534	134,997
Kesko OYJ, Class B (2)(a)	1,873	107,271
Neste OYJ (2)(a)	17,087	1,189,341
Outokumpu OYJ (2)(a)	38,807	264,654
UPM-Kymmene OYJ (2)*(a)	18,980	703,662

		2,399,925

INVESTMENTS	SHARES	VALUE ($)
Germany - 0.5%
Aurubis AG (2)(a)	5,515	463,498
Deutsche Lufthansa AG (Registered) (2)(a)	63,684	2,035,821
OSRAM Licht AG (2)(a)	2,185	160,788

		2,660,107

Italy - 1.5%
A2A SpA (2)	290,550	555,781
Assicurazioni Generali SpA (2)(a)	7,818	150,279
Autogrill SpA (2)	9,925	127,769
DiaSorin SpA (2)	370	33,329
Enel SpA (2)(a)	248,324	1,519,548
Eni SpA (2)(a)	43,316	763,023
Hera SpA (2)	35,739	130,953
Intesa Sanpaolo SpA (2)(a)	524,126	1,908,345
Italgas SpA (2)	16,850	100,684
Mediobanca Banca di Credito Finanziario SpA (2)(a)	12,978	152,575
Poste Italiane SpA (2)(b)	101,095	923,438
Prysmian SpA (2)(a)	4,437	139,331
Recordati SpA (2)	7,885	290,920
Terna Rete Elettrica Nazionale SpA (2)(a)	66,766	390,173

		7,186,148

Japan - 7.6%
ABC-Mart, Inc. (a)	700	46,116
Alfresa Holdings Corp. (a)	10,900	242,575
Amada Holdings Co. Ltd. (a)	24,400	296,272
ANA Holdings, Inc. (a)	13,500	522,466
Aozora Bank Ltd. (a)	15,900	632,832
Asahi Glass Co. Ltd. (a)	3,300	136,615
Astellas Pharma, Inc. (a)	34,200	518,761
Bandai Namco Holdings, Inc. (a)	1,400	45,985
Central Japan Railway Co. (a)	1,300	245,938
Chubu Electric Power Co., Inc. (a)	2,000	28,251
Citizen Watch Co. Ltd. (a)	5,400	38,773
Daiwa Securities Group, Inc. (a)	21,000	133,948
East Japan Railway Co. (a)	1,600	148,294
Ezaki Glico Co. Ltd. (a)	1,200	62,817
Fujitsu Ltd. (a)	41,000	252,308
GungHo Online Entertainment, Inc. (a)	48,300	164,321
Hakuhodo DY Holdings, Inc. (a)	3,700	50,873
Haseko Corp. (a)	50,900	774,466
Hino Motors Ltd. (a)	3,200	41,171
Hisamitsu Pharmaceutical Co., Inc. (a)	1,700	131,648
Hitachi High-Technologies Corp. (a)	3,000	142,662
Hitachi Ltd. (a)	24,000	173,856
Hitachi Metals Ltd. (a)	4,800	56,749
Honda Motor Co. Ltd. (a)	4,100	141,027
Idemitsu Kosan Co. Ltd. (a)	24,500	931,370
Inpex Corp. (a)	134,700	1,665,947
Isuzu Motors Ltd. (a)	19,100	292,949
Ito En Ltd. (a)	1,300	51,069
ITOCHU Corp. (a)	47,700	926,385
Itochu Techno-Solutions Corp. (a)	15,800	330,686
Izumi Co. Ltd. (a)	1,000	68,230
Japan Airlines Co. Ltd. (a)	29,300	1,179,103

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 7.6% (continued)
Japan Tobacco, Inc. (a)	12,400	357,299
JFE Holdings, Inc. (a)	28,500	574,125
JXTG Holdings, Inc. (a)	430,100	2,601,901
Kajima Corp. (a)	84,000	779,174
Kaken Pharmaceutical Co. Ltd. (a)	1,200	70,824
Kamigumi Co. Ltd. (a)	4,500	100,484
Kansai Electric Power Co., Inc. (The) (a)	6,200	79,652
Kao Corp. (a)	2,300	172,514
KDDI Corp. (a)	17,300	441,666
Keihan Holdings Co. Ltd. (a)	1,000	30,826
Kirin Holdings Co. Ltd. (a)	14,800	393,976
Kobayashi Pharmaceutical Co. Ltd. (a)	600	43,306
Kobe Steel Ltd. (a)	7,500	75,137
Konami Holdings Corp. (a)	4,800	252,169
Kuraray Co. Ltd. (a)	12,800	217,494
Kyushu Electric Power Co., Inc. (a)	2,700	32,175
Kyushu Railway Co. (a)	7,400	230,196
Lion Corp. (a)	4,800	96,672
Marubeni Corp. (a)	155,800	1,127,300
Maruichi Steel Tube Ltd. (a)	1,900	58,122
Mazda Motor Corp. (a)	19,700	260,402
McDonald’s Holdings Co. Japan Ltd.	2,600	121,686
Medipal Holdings Corp. (a)	10,900	223,317
Mitsubishi Corp. (a)	31,800	855,332
Mitsubishi Gas Chemical Co., Inc. (a)	17,800	426,410
Mitsubishi Heavy Industries Ltd. (a)	1,000	38,288
Mitsubishi Materials Corp. (a)	4,700	141,347
Mitsubishi Tanabe Pharma Corp. (a)	18,500	361,637
Mitsubishi UFJ Lease & Finance Co. Ltd. (a)	27,800	163,030
Mitsui & Co. Ltd. (a)	37,700	645,724
Mitsui Chemicals, Inc. (a)	7,900	249,091
Mixi, Inc.	6,000	221,606
Mizuho Financial Group, Inc. (a)	275,900	496,286
Nankai Electric Railway Co. Ltd. (a)	1,600	40,088
Nexon Co. Ltd. *(a)	24,200	400,282
NH Foods Ltd. (a)	1,000	40,976
NHK Spring Co. Ltd. (a)	34,200	361,590
Nippon Electric Glass Co. Ltd. (a)	4,300	127,701
Nippon Express Co. Ltd. (a)	4,800	321,188
Nippon Shokubai Co. Ltd. (a)	1,300	88,210
Nippon Steel & Sumitomo Metal Corp. (a)	11,100	243,740
Nippon Telegraph & Telephone Corp. (a)	18,400	847,329
Nissan Motor Co. Ltd. (a)	78,500	814,473
Nisshin Seifun Group, Inc. (a)	6,300	124,869
Nomura Holdings, Inc. (a)	12,000	69,391
Nomura Research Institute Ltd. (a)	700	33,156
Obayashi Corp. (a)	75,300	823,732
Oracle Corp. Japan (a)	3,800	308,914
Osaka Gas Co. Ltd. (a)	12,900	254,533
Otsuka Corp. (a)	9,400	473,512
Otsuka Holdings Co. Ltd. (a)	6,800	340,559
Pola Orbis Holdings, Inc. (a)	17,800	729,364
Resona Holdings, Inc. (a)	64,900	342,783
Ryohin Keikaku Co. Ltd. (a)	1,100	369,062

INVESTMENTS	SHARES	VALUE ($)
Japan - 7.6% (continued)
Shimamura Co. Ltd. (a)	4,100	512,861
Shimizu Corp. (a)	6,000	53,625
Sojitz Corp. (a)	162,000	519,167
Square Enix Holdings Co. Ltd. (a)	9,500	434,801
Subaru Corp. (a)	8,600	281,831
Sugi Holdings Co. Ltd. (a)	1,300	71,961
Sumitomo Corp. (a)	35,700	600,899
Sumitomo Dainippon Pharma Co. Ltd. (a)	11,400	191,348
Sumitomo Mitsui Financial Group, Inc. (a)	900	37,707
Suzuken Co. Ltd. (a)	3,570	147,457
Suzuki Motor Corp. (a)	12,700	683,906
Taisei Corp. (a)	16,600	842,442
Taisho Pharmaceutical Holdings Co. Ltd. (a)	400	39,321
Toho Gas Co. Ltd. (a)	5,300	162,878
Tohoku Electric Power Co., Inc. (a)	2,200	29,380
Tokyo Broadcasting System Holdings, Inc. (a)	8,100	171,812
Tokyo Century Corp. (a)	1,200	74,320
Tokyo Electric Power Co. Holdings, Inc. *(a)	90,300	347,944
Tokyo Gas Co. Ltd. (a)	3,400	90,156
Tosoh Corp. (a)	21,900	429,747
Toyo Suisan Kaisha Ltd. (a)	4,800	186,081
Toyoda Gosei Co. Ltd. (a)	3,200	74,403
Toyota Motor Corp. (a)	5,900	378,436
Toyota Tsusho Corp. (a)	900	30,492
West Japan Railway Co. (a)	4,300	300,299
Yamada Denki Co. Ltd. (a)	61,300	367,552
Yamaguchi Financial Group, Inc. (a)	31,000	375,246
Yamaha Motor Co. Ltd. (a)	1,400	41,840
Yamazaki Baking Co. Ltd. (a)	6,200	128,656

		37,175,651

Luxembourg - 0.0% (c)
Aperam SA (2)(a)	670	32,083

Malta - 0.0% (c)
Kindred Group plc, SDR (2)	3,845	52,752

Netherlands - 0.9%
ABN AMRO Group NV, CVA (2)(a)(b)	7,191	216,833
Aegon NV (2)(a)	101,468	684,586
Akzo Nobel NV (2)(a)	1,745	164,873
ASM International NV (2)(a)	5,826	426,018
ASR Nederland NV (2)(a)	8,170	349,335
Koninklijke Ahold Delhaize NV (2)(a)	10,246	242,788
Koninklijke DSM NV (2)(a)	607	60,334
NN Group NV (2)(a)	20,390	905,928
Philips Lighting NV (2)(a)(b)	11,689	439,472
Randstad Holding NV (2)(a)	1,240	81,666
Wolters Kluwer NV (2)(a)	14,135	751,768

		4,323,601

Norway - 0.3%
DNB ASA (2)(a)	16,783	330,579
Gjensidige Forsikring ASA (2)(a)	2,285	42,026

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Norway - 0.3% (continued)
Leroy Seafood Group ASA (2)(a)	27,080	168,148
Marine Harvest ASA (2)(a)	41,920	847,350
Norsk Hydro ASA (2)(a)	7,359	43,651
Salmar ASA (2)(a)	1,043	42,946
Statoil ASA (2)(a)	2,458	58,176

		1,532,876

Singapore - 0.0% (c)
DBS Group Holdings Ltd. (2)	1,600	33,796

Spain - 0.8%
Almirall SA (2)(a)	2,947	34,841
Amadeus IT Group SA (2)(a)	5,326	394,141
Bankinter SA (2)(a)	14,894	153,339
Ebro Foods SA (2)(a)	16,091	409,374
Endesa SA (2)(a)	31,831	701,243
Iberdrola SA (2)(a)	5,364	39,444
Repsol SA (2)(a)	122,295	2,173,871

		3,906,253

Sweden - 0.5%
Boliden AB (2)	40,791	1,435,370
Electrolux AB, Series B (2)	7,618	240,573
Essity AB, Class B (2)*	4,982	138,067
Husqvarna AB, Class B (2)	3,633	35,122
Nordea Bank AB (2)(a)	11,166	119,476
Saab AB, Class B (2)	858	38,918
Securitas AB, Class B (2)	8,364	142,410
Skandinaviska Enskilda Banken AB, Class A (2)	9,878	103,781
SSAB AB, Class A (2)*	10,627	60,155
Svenska Cellulosa AB SCA, Class B (2)	3,830	40,930
Swedbank AB, Class A (2)	2,363	53,097

		2,407,899

Switzerland - 1.0%
Adecco Group AG (Registered) (2)(a)	2,124	151,293
Baloise Holding AG (Registered) (2)	227	34,727
Barry Callebaut AG (Registered) (2)	17	33,248
DKSH Holding AG (2)	353	28,706
Flughafen Zurich AG (Registered) (2)	179	39,534
Georg Fischer AG (Registered) (2)	349	467,266
Helvetia Holding AG (Registered) (2)	161	95,979
Kuehne + Nagel International AG (Registered) (2)	737	116,081
Lonza Group AG (Registered) (2)*(a)	3,385	798,315
Partners Group Holding AG (2)	674	501,540
Roche Holding AG (2)(a)	2,392	548,718
Sika AG (2)(a)	46	360,831
Sonova Holding AG (Registered) (2)	1,255	199,523
Straumann Holding AG (Registered) (2)	41	25,869
Swiss Life Holding AG (Registered) (2)*(a)	919	327,502
Swiss Re AG (2)(a)	1,706	174,126
Swisscom AG (Registered) (2)(a)	254	126,010
Temenos Group AG (Registered) (2)*	5,019	601,825

		4,631,093

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 0.2%
Fiat Chrysler Automobiles NV (2)*	16,490	336,335
Subsea 7 SA (2)(a)	33,119	426,296

		762,631

United States - 0.0% (c)
Valeant Pharmaceuticals International, Inc. *	3,650	58,106

TOTAL COMMON STOCKS (Cost $61,382,232)		74,185,574

SHORT-TERM INVESTMENTS - 93.0%

INVESTMENT COMPANIES - 63.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 1.55% (2)(d)	2,395,753	2,395,753
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 1.49% (2)(d)	9,583,010	9,583,010
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 1.61% (2)(d)(e)	74,784,315	74,784,315
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 1.56% (2)(d)(e)	35,922,271	35,922,271
Limited Purpose Cash Investment Fund, 1.53% (2)(d)	173,746,617	173,711,868
UBS Select Treasury Preferred Fund, Class I, 1.55% (2)(d)	11,978,763	11,978,763

TOTAL INVESTMENT COMPANIES (Cost $308,386,680)		308,375,980

	PRINCIPAL AMOUNT ($)
U.S. TREASURY OBLIGATIONS - 29.6%
U.S. Treasury Bills 1.20%, 4/5/2018 (2)(f)	5,771,000	5,770,218
1.23%, 4/12/2018 (2)(f)	2,043,000	2,042,072
1.25%, 4/19/2018 (2)(f)	16,530,000	16,517,247
1.25%, 4/26/2018 (2)(f)	3,076,000	3,072,729
1.27%, 5/3/2018 (2)(f)	5,369,000	5,361,484
1.31%, 5/10/2018 (2)(f)	20,787,000	20,751,289
1.37%, 5/17/2018 (2)(f)	18,940,000	18,901,134
1.43%, 5/24/2018 (2)(f)	1,947,000	1,942,357
1.46%, 6/7/2018 (2)(f)	1,406,000	1,401,717
1.47%, 6/14/2018 (2)(f)	3,905,000	3,891,873
1.54%, 6/28/2018 (2)(f)	632,000	629,430
1.61%, 7/19/2018 (2)(f)	28,699,000	28,548,831
1.63%, 7/26/2018 (2)(f)	4,972,000	4,944,018
1.79%, 8/16/2018 (2)(f)	13,224,000	13,131,898
1.84%, 8/23/2018 (2)(f)	3,885,000	3,856,314

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
1.85%, 8/30/2018 (2)(f)	2,855,000	2,832,829
1.97%, 9/20/2018 (2)(f)	1,826,000	1,809,726
1.91%, 9/27/2018 (2)(f)	8,740,000	8,658,865

TOTAL U.S. TREASURY OBLIGATIONS (Cost $144,098,770)		144,064,031

TOTAL SHORT-TERM INVESTMENTS (Cost $452,485,450)		452,440,011

TOTAL LONG POSITIONS (Cost $513,867,682)		526,625,585

	SHARES
SHORT POSITIONS - (12.5)%

COMMON STOCKS - (12.5)%
Austria - (0.1)%
ams AG (2)*	(4,951)	(519,906)

Belgium - (0.4)%
Anheuser-Busch InBev SA/NV (2)	(9,803)	(1,077,808)
Galapagos NV (2)*	(5,353)	(534,281)
Telenet Group Holding NV (2)*	(4,572)	(305,615)

		(1,917,704)

Canada - (0.4)%
BlackBerry Ltd. *	(2,174)	(24,991)
Bombardier, Inc., Class B *	(46,799)	(136,218)
Cameco Corp.	(10,336)	(93,945)
Enbridge, Inc.	(17,779)	(559,169)
Imperial Oil Ltd.	(1,338)	(35,435)
Nutrien Ltd.	(1,772)	(83,748)
Shopify, Inc., Class A *	(3,566)	(443,747)
Teck Resources Ltd., Class B	(7,495)	(193,025)
TransCanada Corp.	(7,687)	(317,898)
Wheaton Precious Metals Corp.	(12,554)	(255,786)

		(2,143,962)

Colombia - (0.1)%
Millicom International Cellular SA, SDR (2)	(4,332)	(296,459)

Denmark - (0.4)%
AP Moller - Maersk A/S, Class B (2)*	(117)	(182,588)
Coloplast A/S, Class B (2)	(328)	(27,820)
FLSmidth & Co. A/S (2)*	(1,514)	(97,888)
Genmab A/S (2)*	(5,091)	(1,096,831)
Novozymes A/S, Class B (2)	(3,323)	(172,996)
Pandora A/S (2)	(1,650)	(178,524)
Vestas Wind Systems A/S (2)	(2,961)	(211,865)

		(1,968,512)

Finland - (0.2)%
Amer Sports OYJ (2)*	(930)	(28,700)
Huhtamaki OYJ (2)	(623)	(27,337)
Metso OYJ (2)	(854)	(26,944)
Nokia OYJ (2)	(190,338)	(1,051,069)
Orion OYJ, Class B (2)	(943)	(28,868)

		(1,162,918)

INVESTMENTS	SHARES	VALUE ($)
Italy - (0.8)%
Banco BPM SpA (2)*	(56,758)	(196,971)
BPER Banca (2)	(8,225)	(45,864)
Buzzi Unicem SpA (2)	(5,723)	(134,051)
Ferrari NV (2)	(8,743)	(1,051,011)
Leonardo SpA (2)	(9,848)	(113,894)
UniCredit SpA (2)*	(81,707)	(1,707,769)
Unione di Banche Italiane SpA (2)	(29,447)	(134,551)
Unipol Gruppo SpA (2)	(68,223)	(333,828)

		(3,717,939)

Japan - (7.4)%
Acom Co. Ltd. *	(89,300)	(397,803)
Advantest Corp.	(46,200)	(967,810)
Aeon Co. Ltd.	(34,700)	(619,451)
AEON Financial Service Co. Ltd.	(10,100)	(232,080)
Asahi Intecc Co. Ltd.	(1,000)	(39,613)
Asics Corp.	(29,000)	(536,638)
Bank of Kyoto Ltd. (The)	(8,300)	(463,343)
Benesse Holdings, Inc.	(1,100)	(39,852)
Brother Industries Ltd.	(2,300)	(53,455)
Calbee, Inc.	(18,000)	(595,461)
Casio Computer Co. Ltd.	(3,200)	(47,697)
Chiyoda Corp.	(8,900)	(83,977)
Chugai Pharmaceutical Co. Ltd.	(8,400)	(424,717)
Chugoku Electric Power Co., Inc. (The)	(31,100)	(374,702)
Cosmos Pharmaceutical Corp.	(200)	(40,581)
CyberAgent, Inc.	(1,100)	(54,687)
Daifuku Co. Ltd.	(4,900)	(293,341)
Dai-ichi Life Holdings, Inc.	(16,400)	(299,394)
Daikin Industries Ltd.	(2,800)	(308,801)
Dentsu, Inc.	(5,700)	(250,167)
Disco Corp.	(400)	(86,274)
Don Quijote Holdings Co. Ltd.	(1,500)	(86,133)
Eisai Co. Ltd.	(4,900)	(312,268)
Electric Power Development Co. Ltd.	(6,300)	(158,795)
FamilyMart UNY Holdings Co. Ltd.	(5,800)	(488,398)
FANUC Corp.	(300)	(76,011)
Fast Retailing Co. Ltd.	(3,500)	(1,422,303)
Fuji Electric Co. Ltd.	(11,000)	(74,846)
Hachijuni Bank Ltd. (The)	(21,200)	(113,566)
Hamamatsu Photonics KK	(2,900)	(109,563)
Hokuriku Electric Power Co. *	(28,500)	(242,131)
Ibiden Co. Ltd.	(20,700)	(307,956)
IHI Corp.	(7,300)	(226,742)
Isetan Mitsukoshi Holdings Ltd.	(47,400)	(522,979)
Iyo Bank Ltd. (The)	(39,800)	(299,608)
J Front Retailing Co. Ltd.	(2,300)	(39,102)
Japan Airport Terminal Co. Ltd.	(3,500)	(133,711)
JGC Corp.	(12,200)	(265,315)
Kakaku.com, Inc.	(32,500)	(568,723)
Kansai Paint Co. Ltd.	(19,900)	(463,439)
Keikyu Corp.	(17,499)	(304,245)
Keio Corp.	(900)	(38,443)
Keyence Corp.	(100)	(62,065)
Kikkoman Corp.	(15,200)	(611,400)
Kintetsu Group Holdings Co. Ltd.	(700)	(27,268)
Kose Corp.	(1,100)	(230,224)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - (7.4)% (continued)
Kyushu Financial Group, Inc.	(7,200)	(35,592)
LINE Corp. *	(1,400)	(55,392)
LIXIL Group Corp.	(1,800)	(40,194)
M3, Inc.	(4,500)	(202,152)
Marui Group Co. Ltd.	(14,700)	(299,512)
MINEBEA MITSUMI, Inc.	(1,900)	(40,570)
MISUMI Group, Inc.	(2,800)	(76,865)
Mitsubishi Logistics Corp.	(6,400)	(135,933)
Mitsubishi Motors Corp.	(66,900)	(478,463)
MonotaRO Co. Ltd.	(2,600)	(93,341)
Nabtesco Corp.	(1,000)	(38,579)
NGK Spark Plug Co. Ltd.	(26,500)	(638,311)
Nidec Corp.	(13,700)	(2,110,268)
Nintendo Co. Ltd.	(6,100)	(2,686,397)
Nippon Paint Holdings Co. Ltd.	(19,300)	(708,298)
Nippon Yusen KK	(20,600)	(415,853)
Odakyu Electric Railway Co. Ltd.	(6,700)	(135,568)
Olympus Corp.	(1,000)	(37,968)
Ono Pharmaceutical Co. Ltd.	(15,500)	(479,836)
Orient Corp.	(22,600)	(35,470)
PeptiDream, Inc. *	(9,200)	(472,948)
Pigeon Corp.	(12,100)	(546,408)
Recruit Holdings Co. Ltd.	(10,600)	(263,443)
Renesas Electronics Corp. *	(54,400)	(547,042)
Ricoh Co. Ltd.	(32,700)	(322,990)
Rohm Co. Ltd.	(1,100)	(104,723)
Santen Pharmaceutical Co. Ltd.	(8,100)	(130,553)
Seven Bank Ltd.	(23,800)	(75,825)
Shikoku Electric Power Co., Inc.	(20,700)	(245,509)
Shimano, Inc.	(3,700)	(533,415)
Shiseido Co. Ltd.	(6,200)	(396,979)
Shizuoka Bank Ltd. (The)	(20,000)	(189,089)
SoftBank Group Corp.	(9,400)	(702,317)
Sompo Holdings, Inc.	(2,800)	(112,679)
Sony Corp.	(800)	(38,690)
Sony Financial Holdings, Inc.	(41,900)	(762,355)
Stanley Electric Co. Ltd.	(4,400)	(162,511)
SUMCO Corp.	(77,700)	(2,037,339)
Sysmex Corp.	(2,000)	(181,194)
T&D Holdings, Inc.	(31,200)	(495,101)
Taiyo Nippon Sanso Corp.	(21,300)	(322,488)
THK Co. Ltd.	(3,000)	(124,054)
Tokio Marine Holdings, Inc.	(18,900)	(841,046)
Tokyo Electron Ltd.	(2,900)	(545,496)
TOTO Ltd.	(1,600)	(84,357)
Toyota Industries Corp.	(500)	(30,262)
Unicharm Corp.	(2,600)	(74,013)
USS Co. Ltd.	(1,500)	(30,309)
Yakult Honsha Co. Ltd.	(5,000)	(369,813)
Yamaha Corp.	(1,400)	(61,510)
Yamato Holdings Co. Ltd.	(16,400)	(411,291)
Yaskawa Electric Corp.	(67,000)	(3,038,157)

		(36,393,546)

Luxembourg - (0.1)%
Tenaris SA (2)	(24,609)	(425,393)

INVESTMENTS	SHARES	VALUE ($)
Netherlands - (0.5)%
Altice NV, Class A (2)*	(145,434)	(1,201,932)
Boskalis Westminster (2)	(1,822)	(53,403)
Koninklijke KPN NV (2)	(147,860)	(444,614)
Koninklijke Vopak NV (2)	(7,853)	(385,582)
OCI NV (2)*	(6,671)	(154,358)

		(2,239,889)

Norway - (0.1)%
Schibsted ASA, Class A (2)	(9,687)	(272,908)

Portugal - 0.0% (c)
Banco Comercial Portugues SA, Class R (2)*	(333,959)	(111,983)

Singapore - 0.0% (c)
CapitaLand Ltd. (2)	(11,800)	(32,314)

Spain - (0.7)%
Atresmedia Corp. de Medios de Comunicacion SA (2)	(2,890)	(27,571)
Bankia SA (2)*	(124,011)	(556,308)
Cellnex Telecom SA (2)(b)	(36,083)	(964,641)
Ferrovial SA (2)	(2,963)	(61,950)
Grifols SA (2)	(3,128)	(88,681)
Industria de Diseno Textil SA (2)	(45,619)	(1,434,200)
Melia Hotels International SA (2)	(2,293)	(32,459)

		(3,165,810)

Sweden - (0.4)%
Swedish Orphan Biovitrum AB (2)*	(3,156)	(56,511)
Telefonaktiebolaget LM Ericsson, Class B (2)	(323,179)	(2,057,991)

		(2,114,502)

Switzerland - (0.7)%
Aryzta AG (2)*	(6,356)	(141,564)
Chocoladefabriken Lindt & Spruengli AG (2)	(13)	(80,655)
Credit Suisse Group AG (Registered) (2)*	(135,239)	(2,271,342)
Dufry AG (Registered) (2)*	(248)	(32,575)
OC Oerlikon Corp. AG (Registered) (2)*	(15,112)	(267,112)
STMicroelectronics NV (2)	(9,842)	(218,816)
Sunrise Communications Group AG (2)*(b)	(297)	(24,917)
Vifor Pharma AG (2)	(1,749)	(269,700)

		(3,306,681)

United Kingdom - (0.1)%
CNH Industrial NV (2)	(20,460)	(252,825)

Zambia - (0.1)%
First Quantum Minerals Ltd.	(38,776)	(544,462)

TOTAL COMMON STOCKS (Proceeds $(57,295,088))		(60,587,713)

TOTAL SHORT POSITIONS (Proceeds $(57,295,088))		(60,587,713)

Total Investments In Securities At Value - 95.8% (Cost $456,572,594)		466,037,872
Other Assets In Excess Of Liabilities - 4.2% (g)		20,046,657

Net Assets - 100.0%		486,084,529

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$(2,787,749)	(0.6)%
Consumer Staples	(824,004)	(0.2)
Energy	8,865,443	1.8
Financials	2,499,120	0.5
Health Care	1,322,599	0.3
Industrials	9,065,020	1.9
Information Technology	(10,915,520)	(2.2)
Materials	3,917,563	0.8
Real Estate	(32,314)	0.0 (c)
Telecommunication Services	(953,954)	(0.2)
Utilities	3,441,657	0.7
Short-Term Investments	452,440,011	93.0

Total Investments In Securities At Value	466,037,872	95.8

Other Assets in Excess of Liabilities (g)	20,046,657	4.2

Net Assets	$486,084,529	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $66,160,986. In addition, $253,420 of cash collateral was pledged.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2018 amounted to $590,185, which represents approximately 0.12% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of March 31, 2018.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	The rate shown was the effective yield at the date of purchase.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 5).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total return swap contracts outstanding as of March 31, 2018:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	3,198,938	$25,394
Corn May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	1,124,475	35,960
HSCEI April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MLIN	04/27/2018	HKD	(13,852,900)	10,245
HSCEI April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	04/27/2018	HKD	(3,613,800)	3,194
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	06/14/2018	KRW	552,475,000	10,912
KOSPI 200 Index June Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	06/14/2018	KRW	8,839,600,000	185,551
MSCI Singapore Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/27/2018	SGD	78,840	1,235
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	USD	203,850	855
MSCI Taiwan Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	USD	733,860	8,405
MSCI United States Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.50%)	Increases in total return of reference entity	Monthly	JPMC	06/22/2018	USD	104,658	501
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	CITI	04/20/2018	USD	417,900	6,698

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/20/2018	USD	4,387,950	$60,692
Soybean May Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	SOCG	04/20/2018	USD	1,514,888	24,549
Swiss Market Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	Monthly	MLIN	06/15/2018	CHF	(14,786,840)	296,713
TAIEX Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/18/2018	TWD	13,101,600	97
WIG20 Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	06/15/2018	PLN	(754,800)	11,651

								682,652

BIST 30 Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/30/2018	TRY	3,145,520	(18,947)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(562,238)	(21,552)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MACQ	04/20/2018	USD	(2,462,213)	(94,493)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(4,110,150)	(158,771)
Corn May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(1,124,475)	(43,812)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/27/2018	HKD	106,677,500	(64,366)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MSCS	04/27/2018	HKD	61,602,500	(85,995)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/27/2018	HKD	40,567,500	$(52,112)
iBovespa Index April Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	MSCS	04/18/2018	BRL	(8,137,225)	(99,074)
MSCI United States Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (0.75%)	Increases in total return of reference entity	Monthly	JPMC	06/25/2018	USD	188,599	(422)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	SOCG	04/20/2018	USD	(1,514,888)	(58,522)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	04/20/2018	USD	(2,611,875)	(100,549)
Soybean May Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	CITI	04/20/2018	USD	(417,900)	(13,951)
Tel Aviv Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	MLIN	04/25/2018	ILS	2,441,574	(4,817)

								(817,383)

								$(134,731)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Futures contracts outstanding as of March 31, 2018:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
BIST 30 Index	229	4/2018	TRY	$815,079	$(20,383)
Brent Crude Oil	179	4/2018	USD	12,411,860	858,070
FTSE Bursa Malaysia KLCI Index	10	4/2018	MYR	241,081	253
Hang Seng Index	3	4/2018	HKD	574,339	1,913
LME Copper Base Metal	4	4/2018	USD	667,925	(56,014)
LME Copper Base Metal	4	4/2018	USD	669,175	(45,937)
LME Copper Base Metal	4	4/2018	USD	669,025	(40,349)
LME Copper Base Metal	5	4/2018	USD	835,745	(60,232)
LME Copper Base Metal	5	4/2018	USD	836,834	(53,928)
LME Copper Base Metal	5	4/2018	USD	835,505	(54,783)
MSCI Singapore Index	58	4/2018	SGD	1,743,782	33,789
MSCI Taiwan Index	18	4/2018	USD	733,860	4,708
WTI Crude Oil	187	4/2018	USD	12,143,780	714,445
LME Copper Base Metal	4	5/2018	USD	670,063	(10,139)
LME Copper Base Metal	5	5/2018	USD	836,906	(49,058)
LME Copper Base Metal	6	5/2018	USD	1,005,296	(58,410)
LME Copper Base Metal	9	5/2018	USD	1,507,491	(56,576)
Soybean	27	5/2018	USD	1,410,413	23,406
3 Month Euro Euribor	71	6/2018	EUR	21,910,377	2,302
3 Month Sterling	59	6/2018	GBP	10,252,966	(20,847)
ASX 90 Day Bank Accepted Bill	36	6/2018	AUD	27,521,541	2,756
Australia 10 Year Bond	378	6/2018	AUD	37,630,753	620,861
Australia 3 Year Bond	523	6/2018	AUD	44,657,431	89,925
DAX Index	14	6/2018	EUR	5,219,354	(85,461)
Euro-Bobl	62	6/2018	EUR	10,012,787	69,098
Euro-Bund	99	6/2018	EUR	19,420,894	45,037
Japan 10 Year Bond	18	6/2018	JPY	25,505,004	13,248
KOSPI 200 Index	5	6/2018	KRW	370,227	6,395
LME Copper Base Metal	1	6/2018	USD	167,850	18
LME Copper Base Metal	3	6/2018	USD	503,369	(7,833)
LME Copper Base Metal	3	6/2018	USD	503,719	(15,990)
LME Copper Base Metal	5	6/2018	USD	838,596	(25,706)
LME Copper Base Metal	7	6/2018	USD	1,174,868	(24,215)
MEX BOLSA Index	1	6/2018	MXN	25,502	(1,623)
SET50 Index	44	6/2018	THB	327,854	(6,032)
SPI 200 Index	12	6/2018	AUD	1,321,660	(3,783)
TOPIX Index	223	6/2018	JPY	35,973,826	410,682
U.S. Treasury 10 Year Note	181	6/2018	USD	21,926,453	92,730
U.S. Treasury 2 Year Note	544	6/2018	USD	115,659,499	50,941
U.S. Treasury 5 Year Note	27	6/2018	USD	3,090,445	15,382
3 Month Euro Euribor	271	9/2018	EUR	83,625,581	30,686
3 Month Sterling	177	9/2018	GBP	30,734,065	(53,579)
ASX 90 Day Bank Accepted Bill	129	9/2018	AUD	98,614,016	22,239
3 Month Euro Euribor	282	12/2018	EUR	87,006,965	31,115
3 Month Sterling	185	12/2018	GBP	32,093,976	(54,640)
ASX 90 Day Bank Accepted Bill	121	12/2018	AUD	92,487,069	14,370
3 Month Euro Euribor	211	3/2019	EUR	65,078,239	34,751
3 Month Sterling	126	3/2019	GBP	21,843,131	(8,982)
ASX 90 Day Bank Accepted Bill	98	3/2019	AUD	74,895,854	7,924

					2,382,544

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts
Amsterdam Exchange Index	(3)	4/2018	EUR	$(389,807)	$1,539
CAC 40 10 Euro Index	(95)	4/2018	EUR	(6,025,237)	93,485
HSCEI	(52)	4/2018	HKD	(3,990,698)	52,127
IBEX 35 Index	(24)	4/2018	EUR	(2,826,481)	37,675
LME Copper Base Metal	(4)	4/2018	USD	(669,175)	46,270
LME Copper Base Metal	(4)	4/2018	USD	(667,925)	54,132
LME Copper Base Metal	(4)	4/2018	USD	(669,025)	39,303
LME Copper Base Metal	(5)	4/2018	USD	(835,505)	55,285
LME Copper Base Metal	(5)	4/2018	USD	(835,745)	57,442
LME Copper Base Metal	(5)	4/2018	USD	(836,834)	51,668
Natural Gas	(309)	4/2018	USD	(8,444,970)	81,627
OMXS30 Index	(780)	4/2018	SEK	(14,236,509)	271,088
LME Copper Base Metal	(4)	5/2018	USD	(670,063)	9,411
LME Copper Base Metal	(5)	5/2018	USD	(836,906)	49,277
LME Copper Base Metal	(6)	5/2018	USD	(1,005,296)	60,171
LME Copper Base Metal	(9)	5/2018	USD	(1,507,491)	53,329
Silver	(10)	5/2018	USD	(813,400)	20,138
100 oz Gold	(115)	6/2018	USD	(15,263,950)	(59,980)
3 Month Canadian Bankers Acceptance	(22)	6/2018	CAD	(4,189,409)	1,933
3 Month Eurodollar	(100)	6/2018	USD	(24,425,000)	125,700
Canada 10 Year Bond	(295)	6/2018	CAD	(30,515,504)	(590,060)
EURO STOXX 50 Index	(40)	6/2018	EUR	(1,614,843)	31,726
Euro-Buxl	(59)	6/2018	EUR	(12,006,017)	(321,276)
Euro-Schatz	(1,608)	6/2018	EUR	(221,549,658)	(346,405)
FTSE 100 Index	(243)	6/2018	GBP	(23,842,869)	388,820
FTSE/JSE Top 40 Index	(68)	6/2018	ZAR	(2,836,600)	213,651
FTSE/MIB Index	(1)	6/2018	EUR	(135,060)	2,359
LME Copper Base Metal	(1)	6/2018	USD	(167,850)	497
LME Copper Base Metal	(3)	6/2018	USD	(503,369)	3,568
LME Copper Base Metal	(3)	6/2018	USD	(503,719)	15,489
LME Copper Base Metal	(5)	6/2018	USD	(838,596)	25,783
LME Copper Base Metal	(7)	6/2018	USD	(1,174,868)	25,460
LME Copper Base Metal	(71)	6/2018	USD	(11,916,019)	480,174
Long Gilt	(211)	6/2018	GBP	(36,358,773)	(284,738)
S&P 500 E-Mini Index	(102)	6/2018	USD	(13,479,300)	310,897
S&P/TSX 60 Index	(4)	6/2018	CAD	(562,580)	7,102
U.S. Treasury Long Bond	(100)	6/2018	USD	(14,662,500)	(449,121)
3 Month Canadian Bankers Acceptance	(60)	9/2018	CAD	(11,407,032)	4,448
3 Month Eurodollar	(400)	9/2018	USD	(97,625,000)	476,927
3 Month Canadian Bankers Acceptance	(68)	12/2018	CAD	(12,909,497)	9,615
3 Month Eurodollar	(420)	12/2018	USD	(102,380,250)	251,630
3 Month Canadian Bankers Acceptance	(46)	3/2019	CAD	(8,723,076)	(1,764)
3 Month Eurodollar	(320)	3/2019	USD	(77,928,000)	(8,118)

					1,348,284

					$3,730,828

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Forward foreign currency contracts outstanding as of March 31, 2018:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	6,362,000	USD	4,928,681	CITI	6/20/2018	$16,788
CAD	9,543,000	USD	7,393,031	JPMC	6/20/2018	25,172
CNY	15,327,200	USD	2,410,874	CITI**	6/20/2018	23,907
CNY	22,990,800	USD	3,616,316	JPMC**	6/20/2018	35,860
EUR	876,172	USD	1,077,979	CITI	6/20/2018	6,465
EUR	1,314,257	USD	1,616,969	JPMC	6/20/2018	9,696
GBP	7,682,400	USD	10,711,744	CITI	6/20/2018	102,496
GBP	11,523,600	USD	16,067,636	JPMC	6/20/2018	153,720
HKD	3,538,400	USD	452,013	CITI	6/20/2018	18
HKD	5,307,600	USD	678,021	JPMC	6/20/2018	25
HUF	77,500,000	USD	305,230	CITI	6/20/2018	1,654
HUF	116,250,000	USD	457,846	JPMC	6/20/2018	2,482
INR	82,120,000	USD	1,245,183	CITI**	6/20/2018	5,563
INR	123,180,000	USD	1,867,777	JPMC**	6/20/2018	8,342
JPY	534,683,500	USD	5,037,797	CITI	6/20/2018	13,661
JPY	802,025,250	USD	7,556,705	JPMC	6/20/2018	20,482
MXN	117,844,000	USD	6,190,209	CITI	6/20/2018	212,527
MXN	176,766,000	USD	9,285,325	JPMC	6/20/2018	318,776
NOK	6,000	USD	767	CITI	6/20/2018	–
NOK	9,000	USD	1,151	JPMC	6/20/2018	–
PLN	562,857	USD	164,289	CITI	6/20/2018	385
PLN	844,285	USD	246,433	JPMC	6/20/2018	578
SGD	1,680,000	USD	1,277,943	CITI	6/20/2018	5,729
SGD	2,520,000	USD	1,916,917	JPMC	6/20/2018	8,590
USD	1,728,106	AUD	2,221,600	CITI	6/20/2018	21,468
USD	2,594,418	AUD	3,332,400	JPMC	6/20/2018	34,462
USD	4,178,429	BRL	13,720,000	CITI**	6/20/2018	50,714
USD	6,267,636	BRL	20,580,000	JPMC**	6/20/2018	76,064
USD	63,096	CAD	80,000	CITI	6/20/2018	908
USD	94,644	CAD	120,000	JPMC	6/20/2018	1,362
USD	26,957,472	CHF	25,128,400	CITI	6/20/2018	495,021
USD	40,436,158	CHF	37,692,600	JPMC	6/20/2018	742,482
USD	185,888	DKK	1,116,400	CITI	6/20/2018	519
USD	278,831	DKK	1,674,600	JPMC	6/20/2018	777
USD	785,330	EUR	633,600	CITI	6/20/2018	1,119
USD	1,177,994	EUR	950,400	JPMC	6/20/2018	1,677
USD	1,540,242	GBP	1,090,000	CITI	6/20/2018	5,888
USD	2,310,360	GBP	1,635,000	JPMC	6/20/2018	8,829
USD	3,668,101	HKD	28,634,800	CITI	6/20/2018	10,000
USD	5,502,144	HKD	42,952,200	JPMC	6/20/2018	14,994
USD	2,717,912	ILS	9,396,008	CITI	6/20/2018	26,253
USD	4,076,857	ILS	14,093,992	JPMC	6/20/2018	39,375
USD	219,598	INR	14,400,000	CITI**	6/20/2018	276
USD	329,397	INR	21,600,000	JPMC**	6/20/2018	414
USD	6,888,839	JPY	727,714,800	CITI	6/20/2018	13,705
USD	10,333,246	JPY	1,091,572,200	JPMC	6/20/2018	20,545
USD	3,733,129	NOK	29,055,544	CITI	6/20/2018	17,173
USD	5,599,686	NOK	43,583,311	JPMC	6/20/2018	25,753
USD	3,779,676	NZD	5,153,200	CITI	6/20/2018	56,417
USD	5,669,506	NZD	7,729,800	JPMC	6/20/2018	84,618
USD	469,418	PLN	1,600,000	CITI	6/20/2018	1,309
USD	704,126	PLN	2,400,000	JPMC	6/20/2018	1,962
USD	3,435,192	SEK	27,935,602	CITI	6/20/2018	69,642

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	5,152,781	SEK	41,903,398	JPMC	6/20/2018	$104,457
USD	77,021	THB	2,402,000	CITI	6/20/2018	2
USD	115,532	THB	3,603,000	JPMC	6/20/2018	3
USD	325,868	TRY	1,280,000	CITI	6/20/2018	8,922
USD	488,801	TRY	1,920,000	JPMC	6/20/2018	13,385
USD	40,499	TWD	1,168,000	CITI**	6/20/2018	48
USD	60,749	TWD	1,752,000	JPMC**	6/20/2018	72
ZAR	10,800,002	USD	893,646	CITI	6/20/2018	8,898
ZAR	16,200,001	USD	1,340,470	JPMC	6/20/2018	13,345

Total unrealized appreciation						2,945,774

AUD	5,451,600	USD	4,262,736	CITI	6/20/2018	(74,805)
AUD	8,177,400	USD	6,394,112	JPMC	6/20/2018	(112,216)
CAD	19,086,000	USD	14,991,903	CITI	6/20/2018	(155,491)
CAD	28,629,000	USD	22,487,883	JPMC	6/20/2018	(233,264)
CHF	1,376,000	USD	1,468,322	CITI	6/20/2018	(19,271)
CHF	2,064,000	USD	2,202,485	JPMC	6/20/2018	(28,908)
CNY	1,314,800	USD	209,378	CITI**	6/20/2018	(517)
CNY	1,972,200	USD	314,068	JPMC**	6/20/2018	(776)
DKK	341,600	USD	57,021	CITI	6/20/2018	(302)
DKK	512,400	USD	85,532	JPMC	6/20/2018	(453)
EUR	5,789,830	USD	7,197,818	CITI	6/20/2018	(31,706)
EUR	8,684,741	USD	10,796,735	JPMC	6/20/2018	(47,570)
HKD	5,964,400	USD	763,550	CITI	6/20/2018	(1,598)
HKD	8,946,600	USD	1,145,327	JPMC	6/20/2018	(2,398)
HUF	126,500,000	USD	504,259	CITI	6/20/2018	(3,344)
HUF	189,750,000	USD	756,390	JPMC	6/20/2018	(5,019)
JPY	163,072,900	USD	1,549,471	CITI	6/20/2018	(8,828)
JPY	244,609,350	USD	2,324,209	JPMC	6/20/2018	(13,245)
NOK	18,286,800	USD	2,371,895	CITI	6/20/2018	(33,169)
NOK	27,430,200	USD	3,556,296	JPMC	6/20/2018	(48,208)
NZD	1,839,600	USD	1,344,637	CITI	6/20/2018	(15,500)
NZD	2,759,400	USD	2,016,958	JPMC	6/20/2018	(23,253)
PLN	7,317,141	USD	2,161,909	CITI	6/20/2018	(21,147)
PLN	10,975,717	USD	3,242,870	JPMC	6/20/2018	(31,722)
SEK	84,000	USD	10,356	CITI	6/20/2018	(237)
SEK	126,000	USD	15,535	JPMC	6/20/2018	(354)
SGD	1,200,000	USD	917,758	CITI	6/20/2018	(849)
SGD	1,800,000	USD	1,376,638	JPMC	6/20/2018	(1,275)
TRY	11,511,998	USD	2,933,587	CITI	6/20/2018	(83,064)
TRY	17,268,002	USD	4,400,387	JPMC	6/20/2018	(124,604)
USD	15,353	CAD	20,000	CITI	6/20/2018	(194)
USD	23,030	CAD	30,000	JPMC	6/20/2018	(291)
USD	151,442	CNY	961,200	CITI**	6/20/2018	(1,248)
USD	227,163	CNY	1,441,800	JPMC**	6/20/2018	(1,873)
USD	5,439	EUR	4,400	CITI	6/20/2018	(7)
USD	8,158	EUR	6,600	JPMC	6/20/2018	(11)
USD	1,002,810	INR	66,000,000	CITI**	6/20/2018	(2,417)
USD	1,504,213	INR	99,000,000	JPMC**	6/20/2018	(3,627)
USD	201,160	JPY	21,345,600	CITI	6/20/2018	(504)
USD	301,739	JPY	32,018,400	JPMC	6/20/2018	(757)
USD	5,407,560	KRW	5,814,032,000	CITI**	6/20/2018	(76,753)
USD	8,111,329	KRW	8,721,048,000	JPMC**	6/20/2018	(115,140)
USD	2,023,119	NOK	15,898,858	CITI	6/20/2018	(10,209)
USD	3,034,674	NOK	23,848,287	JPMC	6/20/2018	(15,318)
USD	3,513,363	NZD	4,864,000	CITI	6/20/2018	(944)
USD	5,270,039	NZD	7,296,000	JPMC	6/20/2018	(1,423)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	105,113	PLN	360,000	CITI	6/20/2018	$(211)
USD	157,670	PLN	540,000	JPMC	6/20/2018	(317)
USD	3,946,463	SGD	5,188,000	CITI	6/20/2018	(17,638)
USD	5,919,687	SGD	7,782,000	JPMC	6/20/2018	(26,464)
USD	372,377	TRY	1,520,000	CITI	6/20/2018	(3,994)
USD	558,565	TRY	2,280,000	JPMC	6/20/2018	(5,994)
USD	1,342,318	TWD	38,878,400	CITI**	6/20/2018	(4,146)
USD	2,013,475	TWD	58,317,600	JPMC**	6/20/2018	(6,221)
ZAR	8,000,000	USD	675,293	CITI	6/20/2018	(6,742)
ZAR	11,999,997	USD	1,012,940	JPMC	6/20/2018	(10,113)

Total unrealized depreciation						(1,435,649)

Net unrealized appreciation						$1,510,125

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CNY - Chinese Renminbi

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - New Taiwan Dollar

USD - United States Dollar

ZAR - South African Rand

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Total Return Basket Swaps Outstanding at March 31, 2018

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the BBR or AOISR plus or minus a specified spread (-0.04% to 0.04%), which is denominated in AUD based on the local currencies of the positions within the swap.	1-48 months maturity 11/19/2021	$1,709,421	$(85,834)	$3,275	$(82,559)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HONIX plus or minus a specified spread (-0.04% to 0.04%), which is denominated in HKD based on the local currencies of the positions within the swap.	45-48 months maturity 11/19/2021	$1,775,652	$(55,326)	$1,622	$(53,704)

GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the EURIBOR or EONIA plus or minus a specified spread (-0.75% to 0.03%), which is denominated in EUR based on the local currencies of the positions within the swap.	1-57 months maturity ranging from 04/09/2018-11/19/2021	$31,179,240	$372,765	$12,225	$384,990

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

France
Air France-KLM	67,692	$755,364	$(176,277)	(45.8)%
Atos SE	4,883	669,016	(11,175)	(2.9)
Cie Generale des Etablissements Michelin SCA	7,056	1,044,590	86,547	22.5
CNP Assurances	6,001	151,491	12,087	3.1
Dassault Systemes SE	1,064	144,697	28,103	7.3
Engie SA	43,697	729,674	(20,670)	(5.4)
Lagardere SCA	7,302	208,575	(28,453)	(7.4)
Peugeot SA	34,905	840,491	33,145	8.6
Renault SA	13,519	1,640,501	242,191	62.9
Sodexo SA	2,363	237,831	(69,980)	(18.2)
Teleperformance	2,041	316,512	60,134	15.6
Thales SA	6,136	747,509	68,952	17.9
TOTAL SA	31,028	1,778,515	(11,198)	(2.9)

Germany
Bayerische Motoren Werke AG	5,395	586,813	(23,214)	(6.0)
Covestro AG	11,253	1,108,050	(61,161)	(15.9)
Daimler AG (Registered)	6,410	546,132	(29,299)	(7.6)
Evonik Industries AG	7,098	250,299	(25,858)	(6.7)
Freenet AG	9,337	284,162	(77,768)	(20.2)
Hannover Rueck SE	2,739	373,688	10,304	2.7
Hella GmbH & Co. KGaA	2,443	160,826	12,265	3.2
HOCHTIEF AG	1,679	313,854	13,823	3.6

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	522	$121,387	$2,666	0.7%
Rheinmetall AG	4,054	575,443	52,050	13.5
Salzgitter AG	5,687	290,924	(26,205)	(6.8)
Software AG	8,147	427,081	(35,964)	(9.3)
Suedzucker AG	20,644	350,258	(84,390)	(21.9)
Talanx AG	5,827	253,362	7,001	1.8
Volkswagen AG (Preference)	4,791	954,913	(49,351)	(12.8)

Short Positions

Common Stock

France
Accor SA	(16,981)	(917,396)	(139,106)	(36.1)
Air Liquide SA	(1,117)	(137,076)	(12,690)	(3.3)
Airbus SE	(18,905)	(2,188,400)	(378,549)	(98.3)
Bollore SA	(40,428)	(215,659)	(36,498)	(9.5)
Carrefour SA	(32,607)	(676,266)	3,272	0.8
Edenred	(22,443)	(780,625)	(186,623)	(48.5)
Iliad SA	(1,992)	(412,393)	102,252	26.6
Ingenico Group SA	(4,882)	(396,258)	134,231	34.9
JCDecaux SA	(3,902)	(135,694)	16,679	4.3
Natixis SA	(54,901)	(450,479)	(44,932)	(11.7)
Remy Cointreau SA	(1,954)	(278,726)	(65,110)	(16.9)
Vivendi SA	(61,694)	(1,600,023)	(125,531)	(32.6)

Germany
adidas AG	(1,166)	(283,685)	(31,868)	(8.3)
Commerzbank AG	(94,331)	(1,224,635)	255,175	66.3
Deutsche Bank AG (Registered)	(160,438)	(2,238,185)	930,032	241.6
Deutsche Telekom AG (Registered)	(15,466)	(253,035)	33,820	8.8
GEA Group AG	(3,331)	(141,657)	22,237	5.8
ProSiebenSat.1 Media SE	(18,155)	(628,825)	21,217	5.5
RWE AG	(16,218)	(400,880)	(43,658)	(11.3)
Telefonica Deutschland Holding AG	(50,565)	(237,600)	22,313	5.8
Zalando SE	(5,207)	(284,139)	9,004	2.3

United States
QIAGEN NV	(5,277)	(170,597)	3,907	1.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or Federal Funds Floating Rate plus or minus a specified spread (-0.39% to 0.03%), which is denominated in USD based on the local currencies of the positions within the swap.	45-57 months maturity ranging from 11/19/2021-11/22/2021	$384,705,621	$13,325,605	$94,161	$13,419,766

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

United States
Aflac, Inc.	63,692	$2,787,162	$339,953	2.5%
Allstate Corp. (The)	21,484	2,036,683	219,685	1.6
Amazon.com, Inc.	1,294	1,872,858	334,548	2.5
Ameriprise Financial, Inc.	12,551	1,856,795	9,380	0.1
Amgen, Inc.	11,660	1,987,797	(102,613)	(0.8)
Anthem, Inc.	14,948	3,284,076	705,009	5.3
Best Buy Co., Inc.	39,394	2,757,186	723,644	5.4
Biogen, Inc.	12,425	3,402,213	(256,436)	(1.9)
Booking Holdings, Inc.	1,637	3,405,598	303,011	2.3
eBay, Inc.	101,131	4,069,511	428,864	3.2
Facebook, Inc.	22,762	3,637,140	(431,031)	(3.2)
Gilead Sciences, Inc.	44,098	3,324,548	70,255	0.5
Huntington Ingalls Industries, Inc.	10,524	2,712,666	482,393	3.6
Intel Corp.	78,429	4,084,582	1,085,772	8.1
International Business Machines Corp.	19,949	3,060,775	45,719	0.3
IQVIA Holdings, Inc.	30,091	2,952,228	(45,421)	(0.3)
Kohl’s Corp.	37,272	2,441,689	847,636	6.3
Lear Corp.	10,671	1,985,766	428,106	3.2
LyondellBasell Industries NV	35,769	3,780,068	584,634	4.4
McKesson Corp.	16,727	2,356,332	(127,233)	(0.9)
Micron Technology, Inc.	77,833	4,058,213	917,403	6.8
Mylan NV	45,902	1,889,785	326,535	2.4
Northrop Grumman Corp.	6,218	2,170,828	639,617	4.8
Oracle Corp.	67,020	3,066,165	(266,596)	(2.0)
Pfizer, Inc.	56,161	1,993,154	(41,283)	(0.3)
Raytheon Co.	14,824	3,199,316	740,926	5.5
Skyworks Solutions, Inc.	26,170	2,623,804	(53,886)	(0.4)
Spirit AeroSystems Holdings, Inc.	23,620	1,976,994	579,204	4.3
Walmart, Inc.	34,304	3,052,027	(435,338)	(3.2)
Western Digital Corp.	35,984	3,320,244	301,514	2.2

Short Positions

Common Stock

United States
Advanced Micro Devices, Inc.	(202,525)	(2,035,376)	344,134	2.6
Ball Corp.	(57,079)	(2,266,607)	(39,986)	(0.3)
CenturyLink, Inc.	(192,603)	(3,164,467)	(33,638)	(0.3)
Charter Communications, Inc.	(7,008)	(2,181,030)	234,585	1.7
Cheniere Energy, Inc.	(45,727)	(2,444,108)	(388,002)	(2.9)
Chevron Corp.	(23,154)	(2,640,482)	45,557	0.3
Envision Healthcare Corp.	(57,622)	(2,214,413)	324,442	2.4
Fastenal Co.	(37,834)	(2,065,358)	(324,827)	(2.4)
First Data Corp.	(167,946)	(2,687,136)	96,477	0.7
FirstEnergy Corp.	(112,530)	(3,827,145)	(338,758)	(2.5)
Hess Corp.	(64,287)	(3,254,208)	(413,608)	(3.1)
NRG Energy, Inc.	(65,257)	(1,992,296)	(304,745)	(2.3)
ONEOK, Inc.	(54,146)	(3,081,990)	(115,020)	(0.9)
Palo Alto Networks, Inc.	(15,328)	(2,782,339)	(763,481)	(5.7)
Sealed Air Corp.	(58,888)	(2,519,818)	116,048	0.9
Square, Inc.	(43,390)	(2,134,788)	(705,877)	(5.3)
Tesla, Inc.	(15,691)	(4,175,846)	1,041,153	7.8
Vulcan Materials Co.	(22,027)	(2,514,823)	242,124	1.8
Workday, Inc.	(17,046)	(2,166,717)	(642,149)	(4.8)
XPO Logistics, Inc.	(19,809)	(2,016,754)	(781,316)	(5.8)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
GSIN	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR or SONIA plus or minus a specified spread (-0.25% to 0.03%), which is denominated in GBP based on the local currencies of the positions within the swap.	1-57 months maturity 11/19/2021	$26,176,861	$976,386	$7,535	$983,921

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Australia
BHP Billiton plc	18,941	$374,335	$(8,942)	(0.9)%

Germany
TUI AG	11,895	255,072	34,706	3.5

South Africa
Investec plc	26,968	208,417	(15,097)	(1.5)

United Kingdom
Ashtead Group plc	6,313	172,135	28,556	2.9
Barratt Developments plc	134,663	1,002,070	(46,996)	(4.8)
Bellway plc	15,625	668,673	21,809	2.2
Berkeley Group Holdings plc	22,031	1,171,158	111,221	11.3
BT Group plc	169,708	541,676	(134,053)	(13.6)
Close Brothers Group plc	11,051	222,873	(19,795)	(2.0)
DCC plc	2,352	216,707	(19,727)	(2.0)
Greene King plc	35,414	234,237	(79,345)	(8.1)
Howden Joinery Group plc	45,716	295,914	22,603	2.3
Indivior plc	71,865	410,804	73,539	7.5
Intermediate Capital Group plc	28,174	389,143	94,949	9.7
Kingfisher plc	95,125	390,231	(33,932)	(3.4)
Marks & Spencer Group plc	66,709	253,391	(51,988)	(5.3)
Micro Focus International plc	12,704	177,394	(256,120)	(26.0)
Next plc	6,159	411,723	(7,829)	(0.8)
Persimmon plc	34,658	1,230,090	160,471	16.3
Playtech plc	28,596	294,106	(77,335)	(7.9)
Royal Mail plc	75,124	570,175	132,914	13.5
Sky plc	24,743	450,621	106,856	10.9
Taylor Wimpey plc	308,608	799,510	(38,035)	(3.9)
Travis Perkins plc	15,358	266,278	(54,213)	(5.5)
WH Smith plc	9,828	269,468	8,457	0.9
Whitbread plc	5,340	277,184	(6,584)	(0.7)
William Hill plc	117,690	545,679	81,794	8.3
Wm Morrison Supermarkets plc	53,905	161,735	(17,887)	(1.8)

Short Positions

Common Stock

Netherlands
Royal Dutch Shell plc	(43,127)	(1,364,475)	(46,130)	(4.7)

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Switzerland
Glencore plc	(114,906)	$(570,994)	$57,446	5.8%

United Kingdom
Associated British Foods plc	(3,533)	(123,519)	8,171	0.8
AstraZeneca plc	(11,798)	(811,009)	(26,254)	(2.7)
BP plc	(184,363)	(1,243,547)	(10,921)	(1.1)
British American Tobacco plc	(32,021)	(1,851,034)	341,178	34.7
BTG plc	(16,648)	(158,054)	(16,188)	(1.6)
Capita plc	(85,617)	(173,182)	433,281	44.0
Cobham plc	(155,553)	(268,051)	17,906	1.8
ConvaTec Group plc	(91,117)	(254,211)	(4,766)	(0.5)
Experian plc	(19,531)	(422,391)	23,334	2.4
International Consolidated Airlines Group SA	(27,406)	(236,551)	8,485	0.9
Intertek Group plc	(2,023)	(132,422)	(13,844)	(1.4)
Just Eat plc	(15,368)	(150,489)	604	0.1
Petrofac Ltd.	(36,229)	(258,429)	(41,291)	(4.2)
Prudential plc	(39,523)	(987,628)	11,555	1.2
Rolls-Royce Holdings plc	(23,018)	(281,421)	10,778	1.1
Royal Bank of Scotland Group plc	(47,323)	(172,153)	2,907	0.3
RSA Insurance Group plc	(34,901)	(308,995)	(18,670)	(1.9)
Serco Group plc	(261,521)	(324,241)	100,659	10.2
Standard Chartered plc	(50,737)	(508,505)	19,854	2.0
Tesco plc	(520,903)	(1,507,235)	(122,135)	(12.4)

Collateral pledged to, or (received from), each counterparty at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
BARC
Cash	$—	$3,561,161	$3,561,161

CITI
Cash	(570,000)	—	(570,000)
Investment Companies	1,075,159	—	1,075,159

GSCO
Cash	—	3,088,724	3,088,724

GSIN
Cash	(14,050,000)	—	(14,050,000)
Investment Companies	35,922,271	—	35,922,271

JPMC
Investment Companies	2,347,089	—	2,347,089

JPMS
Cash	—	290,152	290,152

MLIN
Cash	1,600,000	—	1,600,000

MSCL
Cash	—	527,870	527,870

MSCS
Cash	3,293,038	—	3,293,038
Investment Companies	67,246	—	67,246

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE LV FUND

Collateral pledged to, or (received from), each counterparty for the Subsidiary (See Note 2) at March 31, 2018 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ CENTRALLY CLEARED	TOTAL
CITI
Investment Companies	$154,187	$—	$154,187

GSCO
Cash	—	(142,936)	(142,936)

GSIN
Cash	90,000	—	90,000

JPPC
Cash	—	323,844	323,844

MACQ
Cash	100,000	—	100,000

MSCL
Cash	—	635,273	635,273

SOCG
Cash	249,957	—	249,957

The following reference rates, and their values as of period-end, are used for security descriptions:

Australian Bank-Bill Reference Rate (“BBR”): 1.83%

Australian Overnight Indexed Swap Rate (“AOISR”): 0.77%

Bank of Japan Estimate Unsecured Overnight Call Rate: 0.10%

Brazilian Interbank Certificate of Deposit (“CDI”): 6.39%

CAD/USD Overnight Forward FX Swap Rate: 1.25%

Canadian Dollar Offered Rate (“CDOR”): 1.63%

Canadian Overnight Repurchase Rate: 1.29%

CHF London Interbank Offered Rate (“LIBOR”): -0.79%

Copenhagen Interbank Offered Rate: -0.37%

EUR/USD 1 Week Forward Swap Rate: -0.38%

Euro Interbank Offered Rate (“EURIBOR”): -0.37%

Euro Overnight Index Average (“EONIA”): -0.35%

Federal Funds Floating Rate: 1.67%

GBP London Interbank Offered Rate (“LIBOR”): 0.51%

GBP/USD 1 Week Forward FX Swap Rate: 4.00%

HKD/USD 1 Month Forward FX Swap Rate: 0.99%

Hong Kong Interbank Offered Rate (“HIBOR”): 0.99%

Hong Kong Overnight Index Average (“HONIA”): 0.59%

Johannesburg Interbank Offered Rate: 6.63%

JPY London Interbank Offered Rate (“LIBOR”): -0.04%

JPY/USD 1 Week Forward Swap Rate: -0.03%

London Interbank Offered Rate (“LIBOR”): 1.88%

Mexico Equilibrium Interbank Interest Rate: 7.85%

Norway Interbank Offered Rate: 0.95%

Overnight Bank Funding Rate: 1.67%

Rand Overnight Deposit Rate: 0.53%

Reserve Bank of Australia Cash Rate: 0.77%

Swiss Average Rate Overnight (“SARON”): -0.74

Singapore Interbank Offered Rate (“SIBOR”): 1.31%

Singapore Swap Offered Rate (“SOR”): 1.09%

Sterling Overnight Index Average (“SONIA”): 0.44%

Stockholm Interbank Offered Rate (“STIBOR”): -0.48%

Tomorrow/Next Overnight Indexed Swaps: -0.48%

Warsaw Interbank Offered Rate: 1.54%

See notes to Consolidated Schedule of Investments.	(Continued)

Consolidated Schedule of Investments	March 31, 2018 (Unaudited)

The following abbreviations are used for counterparty descriptions:

BANA - Bank of America, NA

BARC - Barclays Capital, Inc.

CITG - Citigroup Global Markets, Inc.

CITI - Citibank NA

CRSU - Credit Suisse Securities (USA) LLC

DTBK - Deutsche Bank AG

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank, NA

JPMS - J.P. Morgan Securities LLC

JPPC - J.P. Morgan Securities plc

MACQ - Macquarie Bank Ltd.

MLIN - Merrill Lynch International

MPFS - Merrill Lynch, Pierce, Fenner & Smith, Inc.

MSCL - Morgan Stanley & Co. LLC

MSCS - Morgan Stanley Capital Services LLC

MSIP - Morgan Stanley & Co. International plc

SOCG - Societe Generale

See notes to Consolidated Schedule of Investments.

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2018, the Trust consists of thirty-eight active series, fourteen of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Global Macro Fund, AQR Long-Short Equity Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (the “Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund and certain strategies of the AQR Multi-Strategy Alternative Fund.

The investment objective of the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, the AQR Equity Market Neutral Fund, the AQR Global Macro Fund, the AQR Managed Futures Strategy Fund, the AQR Managed Futures Strategy HV Fund, the AQR Multi-Strategy Alternative Fund, the AQR Style Premia Alternative Fund and the AQR Style Premia Alternative LV Fund is to seek positive absolute returns. The investment objective of the AQR Risk-Balanced Commodities Strategy Fund, the AQR Risk Parity Fund, the AQR Risk Parity II HV Fund and the AQR Risk Parity II MV Fund is to seek total return. The investment objective of the AQR Long-Short Equity Fund is to seek capital appreciation. Each fund offers Class I, Class N and Class R6 shares.

The following Funds are closed to new investors, subject to certain exceptions: AQR Diversified Arbitrage Fund, AQR Equity Market Neutral Fund, AQR Long-Short Equity Fund, AQR Multi-Strategy Alternative Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund.

2. Consolidation of Subsidiaries

The consolidated Schedules of Investments of the AQR Global Macro Fund, AQR Managed Futures Strategy Fund, AQR Managed Futures Strategy HV Fund, AQR Multi-Strategy Alternative Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity Fund, AQR Risk Parity II HV Fund, AQR Risk Parity II MV Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund (“Consolidated Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-Strategy Alternative Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity Offshore Fund Ltd., AQR Risk Parity II HV Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd., AQR Style Premia Alternative Offshore Fund Ltd. and AQR Style Premia Alternative LV Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All intercompany accounts and transactions have been eliminated in consolidation. Subsequent references to the Funds within the Notes to the Consolidated Financial Statements collectively refer to the Consolidated Funds and their Subsidiaries.

Each consolidated Fund may invest up to 25% of its total assets in its respective Subsidiary, which acts as an investment vehicle in order to affect certain investment strategies consistent with the Funds’ investment objectives and policies. The Funds expect that they will achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

	SUBSIDIARY NET ASSETS AT MARCH 31, 2018	% OF TOTAL NET ASSETS AT MARCH 31, 2018

AQR Global Macro Offshore Fund Ltd	$7,466,443	22.8%
AQR Managed Futures Strategy Offshore Fund Ltd	2,470,974,909	23.1%
AQR Managed Futures Strategy HV Offshore Fund Ltd	167,986,364	23.1%
AQR Multi-Strategy Alternative Offshore Fund Ltd	482,337,497	16.4%
AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd	56,818,972	23.9%
AQR Risk Parity Offshore Fund Ltd	80,213,040	19.7%
AQR Risk Parity II HV Offshore Fund Ltd	11,588,180	22.8%
AQR Risk Parity II MV Offshore Fund Ltd	11,202,073	14.9%
AQR Style Premia Alternative Offshore Fund Ltd	1,172,013,791	22.5%
AQR Style Premia Alternative LV Offshore Fund Ltd	112,279,832	23.1%

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

3. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 5.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

4. Securities and Other Investments

Limited Purpose Cash Investment Fund: Certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. (“UBS AM”). The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. Section 2a-3 of the 1940 Act defines an affiliated person as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising a controlling influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments, if applicable.

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock. The premiums attributable to the conversion feature are not amortized.

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

High Yield Securities: Certain Funds invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities causing greater price volatility. These instruments involve a greater risk of loss due to default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.

Loan Participations, Assignments and Unfunded Commitments: Certain Funds invest in loan participations and assignments. When a Fund purchases a loan participation, the Fund enters into a contractual relationship with the lender or a third party selling such participations (“Selling Participant”), but not the borrower. In this case, the Fund assumes the credit risk of the borrower and the Selling Participant and any other persons inter-positioned between the Fund and the borrower (“Intermediate Participants”). In contrast, when one of the Funds purchases an assignment, the contractual relationship is with the borrower and the credit risk assumed by the Fund is only with the borrower. Although certain loan participations or assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor.

The Funds may also enter into unfunded commitments, which are contractual obligations for future funding. These unfunded commitments represent a future obligation in full, even though a percentage of the commitment may not be utilized by the borrower. These types of investments may include standby financing commitments, such as revolving credit facilities, which obligate the Fund to supply additional cash to the borrower on demand. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. In addition, loan participations and assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for loan participations and assignments and certain loan participations and assignments which were liquid, when purchased, may become illiquid.

As of March 31, 2018, AQR Diversified Arbitrage Fund’s unfunded commitments were as follows:

BORROWER	COMMITMENT AMOUNT

DEMC, Ltd Class A-2	$322,225
Centene Corp	$5,000,000
Titan Acquisition Limited- Huky	$5,000,000
Chicago Bridge and Iron	$5,000,000

The Fund has no unrealized gain or loss on the unfunded commitment.

Defaulted Securities and Distressed Investments: Certain Funds held defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. The securities have been identified on the Schedules of Investments. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. The Fund may invest in distressed investments, which are issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy.

Securities Sold Short: Certain Funds may engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments includes the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an up-front payment made by a Fund is recorded as an asset. Up-front payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration or closing of swap contracts. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

change in appreciation (depreciation). Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation (depreciation) on swap contracts. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss). Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Schedule of Investments. A Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the specific Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Interest Rate Swaps: Certain Funds enter into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss). The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

Repurchase Agreements: Certain Funds may enter into repurchase agreements. In a repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. Under the terms of a master repurchase agreement, the underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund may seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are included within each Fund’s Schedule of Investments.

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements under the terms of a master repurchase agreement. A Fund sells a security that it holds to a counterparty with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A Fund monitors collateral market value for the reverse repurchase agreement, including accrued interest, throughout the lives of the agreements, and when necessary, delivers or receives cash or securities in order to manage credit exposure and liquidity. If the counterparty defaults or enters insolvency proceeding, realization or return of the collateral to the Fund may be delayed or limited. Reverse repurchase agreements outstanding at period end, if any, including the underlying debt obligation (collateral) assigned to each agreement, are listed after each Fund’s Schedule of Investments.

The collateral held in relation to the repurchase agreements and reverse repurchase agreements was in U.S. Treasury Inflation Protected Securities with a maturity of up to 30 days in the amount of $11,963,355 for AQR Risk Parity II HV Fund.

Options: Certain Funds may write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires, a Fund realizes a gain or loss on the option to the extent of the premiums received or paid. When a Fund enters into a closing transaction, the Fund realizes a gain or loss to the extent the cost of the closing transaction exceeds the premiums paid or received. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject a Fund to risk of loss if the value of the security declines below the exercise price minus the put premium. A Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

5. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser, subject to Board oversight. The Adviser has established a Valuation Committee (the “VC”) whose function is to administer, implement and oversee the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

The Funds value the repurchase agreements and reverse repurchase agreements they have entered based on the respective contract amounts, which approximate fair value. As such, repurchase agreements are carried at the amount of cash paid plus accrued interest receivable (or interest payable in periods of increased demand for collateral), and reverse repurchase agreements are carried at the amount of cash received plus accrued interest payable (or interest receivable in periods of increased demand for collateral).

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

AQR ALTERNATIVE RISK PREMIA FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$77,928,143	$16,330,260	$—	$94,258,403
Short-Term Investments	—	92,542,389	—	92,542,389
Futures Contracts*	636,384	—	—	636,384
Forward Foreign Currency Exchange Contracts*	—	1,123,543	—	1,123,543
Total Return Swaps Contracts*	—	208,471	—	208,471

Total Assets	$78,564,527	$110,204,663	$—	$188,769,190

LIABILITIES
Common Stocks (Sold Short)†	$(67,433,983)	$(13,528,576)	$—	$(80,962,559)
Written Options (Sold Short)	(693,501)	—	—	(693,501)
Futures Contracts*	(827,481)	—	—	(827,481)
Forward Foreign Currency Exchange Contracts*	—	(713,734)	—	(713,734)
Total Return Swaps Contracts*	—	(181,425)	—	(181,425)

Total Liabilities	$(68,954,965)	$(14,423,735)	$—	$(83,378,700)

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$85,953,074	$58,352,227	$6,656,652		$150,961,953
Convertible Preferred Stocks	1,825,229	23,994,747	—		25,819,976
Corporate Bonds	—	26,575,194	1,095,874		27,671,068
Convertible Bonds	—	171,720,396	185,789		171,906,185
Closed End Funds	16,927,434	—	—		16,927,434
Loan Participations	—	6,221,238	—		6,221,238
Preferred Stocks	1,308,292	131,097	655,465		2,094,854
Rights	1,256,714	1,068,280	865,661		3,190,655
Securities in Litigation	—	—	484,501		484,501
Warrants	15,772,040	6,038,646	1,158,411		22,969,097
Short-Term Investments	—	159,613,748	—		159,613,748
Futures Contracts*	2,318,778	—	—		2,318,778
Forward Foreign Currency Exchange Contracts*	—	43,266	—		43,266
Total Return Basket Swaps Contracts*	—	7,913,223	—		7,913,223

Total Assets	$125,361,561	$461,672,062	$11,102,353		$598,135,976

LIABILITIES
Common Stocks (Sold Short)	$(148,066,859)	$—	$—	(a)	$(148,066,859)
Convertible Bonds (Sold Short)	—	(5,750,612)	—		(5,750,612)
U.S. Treasury Obligations (Sold Short)	—	(1,824,873)	—		(1,824,873)
Futures Contracts*	(195,638)	—	—		(195,638)
Forward Foreign Currency Exchange Contracts*	—	(5,649)	—		(5,649)
Credit Default Swap Contracts*	—	(823,701)	—		(823,701)
Total Return Basket Swaps Contracts*	—	(3,791,347)	—		(3,791,347)

Total Liabilities	$(148,262,497)	$(12,196,182)	$ —(a	)	$(160,458,679)

AQR EQUITY MARKET NEUTRAL FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$78,885,250	$505,169,340	$—		$584,054,590
Short-Term Investments	—	1,926,106,912	—		1,926,106,912
Forward Foreign Currency Exchange Contracts*	—	828,490	—		828,490
Total Return Basket Swaps Contracts*	—	54,756,939	—		54,756,939

Total Assets	$78,885,250	$2,486,861,681	$—		$2,565,746,931

LIABILITIES
Common Stocks (Sold Short)†	$(81,938,929)	$(419,396,116)	$—		$(501,335,045)
Futures Contracts*	(55,082)	—	—		(55,082)
Forward Foreign Currency Exchange Contracts*	—	(642,706)	—		(642,706)
Total Return Basket Swaps Contracts*	—	(2,062,525)	—		(2,062,525)

Total Liabilities	$(81,994,011)	$(422,101,347)	$—		$(504,095,358)

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

AQR GLOBAL MACRO FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$29,340,759	$—	$29,340,759
Futures Contracts*	715,024	—	—	715,024
Forward Foreign Currency Exchange Contracts*	—	425,425	—	425,425
Interest Rate Swap Contracts*	—	1,423,554	—	1,423,554
Total Return Swaps Contracts*	—	109,352	—	109,352

Total Assets	$715,024	$31,299,090	$—	$32,014,114

LIABILITIES
Futures Contracts*	$(506,570)	$—	$—	$(506,570)
Forward Foreign Currency Exchange Contracts*	—	(339,244)	—	(339,244)
Interest Rate Swap Contracts*	—	(1,472,284)	—	(1,472,284)
Total Return Swaps Contracts*	—	(51,518)	—	(51,518)

Total Liabilities	$(506,570)	$(1,863,046)	$—	$(2,369,616)

AQR LONG-SHORT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$200,134,997	$328,294,990	$—	$528,429,987
Short-Term Investments	—	5,456,211,316	—	5,456,211,316
Futures Contracts*	2,328,324	—	—	2,328,324
Forward Foreign Currency Exchange Contracts*	—	2,871,107	—	2,871,107
Total Return Basket Swaps Contracts*	—	195,915,679	—	195,915,679
Total Return Swaps Contracts*	—	435,826	—	435,826

Total Assets	$202,463,321	$5,983,728,918	$—	$6,186,192,239

LIABILITIES
Common Stocks (Sold Short)†	$(207,651,483)	$(188,597,095)	$—	$(396,248,578)
Futures Contracts*	(89,425,917)	—	—	(89,425,917)
Forward Foreign Currency Exchange Contracts*	—	(6,080,360)	—	(6,080,360)
Total Return Basket Swaps Contracts*	—	(14,735,840)	—	(14,735,840)
Total Return Swaps Contracts*	—	(1,934,204)	—	(1,934,204)

Total Liabilities	$(297,077,400)	$(211,347,499)	$—	$(508,424,899)

AQR MANAGED FUTURES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$10,568,535,421	$—	$10,568,535,421
Futures Contracts*	257,632,929	—	—	257,632,929
Forward Foreign Currency Exchange Contracts*	—	101,056,511	—	101,056,511
Total Return Swaps Contracts*	—	75,773,989	—	75,773,989

Total Assets	$257,632,929	$10,745,365,921	$—	$11,002,998,850

LIABILITIES
Futures Contracts*	$(177,405,158)	$—	$—	$(177,405,158)
Forward Foreign Currency Exchange Contracts*	—	(113,834,742)	—	(113,834,742)
Total Return Swaps Contracts*	—	(87,789,982)	—	(87,789,982)

Total Liabilities	$(177,405,158)	$(201,624,724)	$—	$(379,029,882)

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

AQR MANAGED FUTURES STRATEGY HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$686,363,734	$—	$686,363,734
Futures Contracts*	26,324,758	—	—	26,324,758
Forward Foreign Currency Exchange Contracts*	—	10,671,396	—	10,671,396
Total Return Swaps Contracts*	—	7,933,159	—	7,933,159

Total Assets	$26,324,758	$704,968,289	$—	$731,293,047

LIABILITIES
Futures Contracts*	$(18,801,975)	$—	$—	$(18,801,975)
Forward Foreign Currency Exchange Contracts*	—	(11,957,125)	—	(11,957,125)
Total Return Swaps Contracts*	—	(9,310,013)	—	(9,310,013)

Total Liabilities	$(18,801,975)	$(21,267,138)	$—	$(40,069,113)

AQR MULTI-STRATEGY ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$54,441,767	$3,105,198	$12,348,160	$69,895,125
Convertible Preferred Stocks†	2,457,940	227,058,335	—	229,516,275
Corporate Bonds†	—	—	225,162	225,162
Convertible Bonds†	—	519,552,945	4,172,365	523,725,310
Short-Term Investments	—	2,570,685,190	—	2,570,685,190
Futures Contracts*	37,571,932	—	—	37,571,932
Forward Foreign Currency Exchange Contracts*	—	33,442,062	—	33,442,062
Credit Default Swap Contracts*	—	11,957,611	—	11,957,611
Total Return Basket Swaps Contracts*	—	63,102,893	—	63,102,893
Total Return Swaps Contracts*	—	9,982,176	—	9,982,176

Total Assets	$94,471,639	$3,438,886,410	$16,745,687	$3,550,103,736

LIABILITIES
Common Stocks (Sold Short)†	$(643,249,206)	$—	$—	$(643,249,206)
Convertible Bonds (Sold Short)†	—	(10,023,099)	—	(10,023,099)
Futures Contracts*	(23,702,994)	—	—	(23,702,994)
Forward Foreign Currency Exchange Contracts*	—	(26,521,810)	—	(26,521,810)
Credit Default Swap Contracts*	—	(5,875,053)	—	(5,875,053)
Total Return Basket Swaps Contracts*	—	(76,094,791)	—	(76,094,791)
Total Return Swaps Contracts*	—	(9,738,863)	—	(9,738,863)

Total Liabilities	$(666,952,200)	$(128,253,616)	$—	$(795,205,816)

AQR RISK-BALANCED COMMODITIES STRATEGY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Short-Term Investments	$—	$214,927,189	$—	$214,927,189
Futures Contracts*	10,851,433	—	—	10,851,433
Total Return Swaps Contracts*	—	4,474,532	—	4,474,532

Total Assets	$10,851,433	$219,401,721	$—	$230,253,154

LIABILITIES
Futures Contracts*	$(15,006,246)	$—	$—	$(15,006,246)
Total Return Swaps Contracts*	—	(3,907,286)	—	(3,907,286)

Total Liabilities	$(15,006,246)	$(3,907,286)	$—	$(18,913,532)

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

AQR RISK PARITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$65,024,521	$—	$65,024,521
U.S. Treasury Obligations	—	102,597,489	—	102,597,489
Short-Term Investments	—	213,969,175	—	213,969,175
Futures Contracts*	8,145,510	—	—	8,145,510
Forward Foreign Currency Exchange Contracts*	—	2,289,376	—	2,289,376
Interest Rate Swap Contracts*	—	1,330,111	—	1,330,111
Credit Default Swap Contracts*	—	12,767,931	—	12,767,931
Total Return Swaps Contracts*	—	2,713,937	—	2,713,937

Total Assets	$8,145,510	$400,692,540	$—	$408,838,050

LIABILITIES
Futures Contracts*	$(6,375,751)	$—	$—	$(6,375,751)
Forward Foreign Currency Exchange Contracts*	—	(1,986,916)	—	(1,986,916)
Interest Rate Swap Contracts*	—	(1,273,099)	—	(1,273,099)
Credit Default Swap Contracts*	—	(255,419)	—	(255,419)
Total Return Swaps Contracts*	—	(2,357,795)	—	(2,357,795)

Total Liabilities	$(6,375,751)	$(5,873,229)	$—	$(12,248,980)
AQR RISK PARITY II HV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$12,069,755	$—	$12,069,755
U.S. Treasury Obligations	—	19,227,057	—	19,227,057
Short-Term Investments	—	27,887,078	—	27,887,078
Futures Contracts*	1,882,244	—	—	1,882,244
Forward Foreign Currency Exchange Contracts*	—	42,258	—	42,258
Total Return Swaps Contracts*	—	576,413	—	576,413

Total Assets	$1,882,244	$59,802,561	$—	$61,684,805

LIABILITIES
Reverse Repurchase Agreements (Sold Short)	$—	$(12,267,804)	$—	$(12,267,804)
Futures Contracts*	(1,539,158)	—	—	(1,539,158)
Forward Foreign Currency Exchange Contracts*	—	(53,285)	—	(53,285)
Total Return Swaps Contracts*	—	(491,580)	—	(491,580)

Total Liabilities	$(1,539,158)	$(12,812,669)	$—	$(14,351,827)
AQR RISK PARITY II MV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Foreign Government Securities	$—	$12,023,673	$—	$12,023,673
U.S. Treasury Obligations	—	18,803,183	—	18,803,183
Short-Term Investments	—	41,244,618	—	41,244,618
Futures Contracts*	1,740,090	—	—	1,740,090
Forward Foreign Currency Exchange Contracts*	—	32,708	—	32,708
Total Return Swaps Contracts*	—	533,281	—	533,281

Total Assets	$1,740,090	$72,637,463	$—	$74,377,553

LIABILITIES
Futures Contracts*	$(1,394,579)	$—	$—	$(1,394,579)
Forward Foreign Currency Exchange Contracts*	—	(48,699)	—	(48,699)
Total Return Swaps Contracts*	—	(492,971)	—	(492,971)

Total Liabilities	$(1,394,579)	$(541,670)	$—	$(1,936,249)

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

AQR STYLE PREMIA ALTERNATIVE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$827,135,840	$224,347,568	$—	$1,051,483,408
Short-Term Investments	—	4,585,626,323	—	4,585,626,323
Futures Contracts*	135,786,901	—	—	135,786,901
Forward Foreign Currency Exchange Contracts*	—	60,800,557	—	60,800,557
Total Return Basket Swaps Contracts*	—	306,264,034	—	306,264,034
Total Return Swaps Contracts*	—	14,190,818	—	14,190,818

Total Assets	$962,922,741	$5,191,229,300	$—	$6,154,152,041

LIABILITIES
Common Stocks (Sold Short)†	$(803,624,093)	$(109,956,921)	$(3)	$(913,581,017)
Futures Contracts*	(57,402,307)	—	—	(57,402,307)
Forward Foreign Currency Exchange Contracts*	—	(29,995,832)	—	(29,995,832)
Total Return Basket Swaps Contracts*	—	(6,188,815)	—	(6,188,815)
Total Return Swaps Contracts*	—	(16,983,359)	—	(16,983,359)

Total Liabilities	$(861,026,400)	$(163,124,927)	$(3)	$(1,024,151,330)
AQR STYLE PREMIA ALTERNATIVE LV FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$40,132,240	$34,053,334	$—	$74,185,574
Short-Term Investments	—	452,440,011	—	452,440,011
Futures Contracts*	6,606,790	—	—	6,606,790
Forward Foreign Currency Exchange Contracts*	—	2,945,774	—	2,945,774
Total Return Basket Swaps Contracts*	—	14,788,677	—	14,788,677
Total Return Swaps Contracts*	—	682,652	—	682,652

Total Assets	$46,739,030	$504,910,448	$—	$551,649,478

LIABILITIES
Common Stocks (Sold Short)†	$(39,081,970)	$(21,505,743)	$—	$(60,587,713)
Futures Contracts*	(2,875,962)	—	—	(2,875,962)
Forward Foreign Currency Exchange Contracts*	—	(1,435,649)	—	(1,435,649)
Total Return Basket Swaps Contracts*	—	(136,263)	—	(136,263)
Total Return Swaps Contracts*	—	(817,383)	—	(817,383)

Total Liabilities	$(41,957,932)	$(23,895,038)	$—	$(65,852,970)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps, interest rate swaps and option contracts are reported at market value.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price. During the period ended March 31, 2018, the amount of securities that transferred from Level 1 into Level 2 for the AQR Diversified Arbitrage Fund was $13,261,902 and the amount of securities transferred from Level 2 into Level 1 for the AQR Alternative Risk Premia Fund, AQR Diversified Arbitrage Fund, AQR Style Premia Alternative Fund and AQR Style Premia Alternative LV Fund was $810,558, $27,619,991, $1,768,065 and $241,030 respectively. There were no transfers of investments between levels for any of the remaining Funds.

There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for AQR Diversified Arbitrage Fund, AQR Multi—Strategy Alternative Fund and AQR Style Premia Alternative Fund.

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:

AQR Multi-Strategy Alternative Fund	COMMON STOCKS	CORPORATE BONDS	CONVERTIBLE BONDS
Balance as of December 31, 2017	$12,197,736	$—	$384,000
Accrued discounts/(premiums)	—	—	(157,111)
Realized gain/(loss)	—	—	(69)
Change in unrealized appreciation/(depreciation)	150,424	(15,330,585)	15,430,023
Purchases[1]	—	31,071,166	18,047,316
Sales[2]	—	(15,515,419)	(33,531,794)
Transfers in to Level 3	—	—	4,000,000
Transfers out of Level 3	—	—	—
Balance as of March 31, 2018	$12,348,160	$225,162	$4,172,365
Change in Unrealized appreciation/(depreciation) for securities still held at March 31, 2018	$150,424	$(15,330,585)	$(8,866,729)

AQR DIVERSIFIED ARBITRAGE FUND	COMMON STOCKS	LOAN PARTICIPATIONS/ CORPORATE BONDS	CONVERTIBLE BONDS	PREFERRED STOCKS	RIGHTS	WARRANTS	SECURITIES IN LITIGATION	SHORT COMMON STOCKS
Balance as of December 31, 2017	$7,262,232	$5,913,087	$5,185,257	$633,976	$407,271	$860,044	$459,054	$—	(a)
Accrued discounts/(premiums)	—	—	—	—	—	—	—	—
Realized gain/(loss)	(15,548)	(1,906,250)	69,743	—	—	—	—	—
Change in unrealized appreciation/(depreciation)	(620,185)	(32,543,856)	30,685,786	21,489	(56,283)	(390,435)	(3,681)	—
Purchases[1]	—	67,305,854	1,153,575	—	—	—	29,128	—
Sales[2]	—	(31,759,880)	(32,385,872)	—	—	—	—	—
Transfers in to Level 3	30,153	—	—	—	663,673	1,542,468	—	—
Transfers out of Level 3	—	(5,913,081)	(4,522,700)	—	(149,000)	(853,666)	—	—
Balance as of March 31, 2018	$6,656,652	$1,095,874	$185,789	$655,465	$865,661	$1,158,411	$484,501	$—	(a)
Change in Unrealized appreciation/(depreciation) for securities still held at March 31, 2018	$(635,731)	$(32,541,689)	$(628,837)	$21,489	$(56,283)	$(384,225)	$(5,428)	$—

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)	Security has zero value.

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

The following table summarizes the quantitative inputs and assumptions used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended March 31, 2018 for the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund:

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements*

AQR DIVERSIFIED ARBITRAGE FUND

Investment Type	Total Fair Value	Valuation Methodology	Unobservable Input(s)	Input Value/Range	Weighted Average

Common Stocks	$1,808,475	Enterprise Value Waterfall Analysis	Discount for Lack of Marketability**	18.98%—40.19%	20.55%
			Revenue Multiple	0.35x to 1.2x	N/A
	$4,123,059	Probability Weighted Expected Return	Discount for Lack of Marketability**	8.90%—30.00%	12.82%
			Discount Rate	7.00%	N/A
			Equity Cost of Capital	40.00%	N/A
			Legal Fees (% of potential proceeds)	-10.07%	N/A
			Scenario Probability	30.00%—40.00%	33.33%
			Term	1.3 to 2 yrs	N/A
	$692,372	Public Price Adjusted for Lack of Marketability	Discount for Lack of Marketability**	2.32%—22.85%	3.03%
Convertible Bonds	$11,905	Liquidation Analysis	Discount Rate	10.50%	N/A
			Term	3.76 yrs	N/A
Corporate Bonds	$429,619	Liquidation Analysis	Discount Rate	10.50%	10.50%
			Term	3.76 yrs	N/A
Preferred Stocks	$655,465	Enterprise Value Waterfall Analysis	Equity Cost of Capital	16.70%	N/A
			Term	10 yrs	N/A
Rights	$262,074	Probability Weighted Expected Return	Discount for Lack of Marketability**	19.59%—39.17%	33.12%
			Equity Cost of Capital	19.50%	N/A
			Scenario Probability	26.25%—75.00%	48.80%
			Weighted Average Cost of Capital	29.00%	N/A
Securities in Litigation	$483,987	Liquidation Analysis	Discount for Lack of Marketability**	30.00%	N/A
			Discount Rate	6.00%	N/A
			Future Fundings as % of Expected Proceeds	32.80%	N/A
			Recovery Probability	50.00%	N/A
			Term	2.51 yrs	N/A

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

AQR MULTI-STRATEGY ALTERNATIVE FUND

Investment Type	Total Fair Value	Valuation Methodology	Unobservable Input(s)	Input Value/Range	Weighted Average

Common Stocks	12,348,160	Probability Weighted Expected Return	Discount for Lack of Marketability**	8.90%	N/A
			Discount Rate	7.00%	N/A
			Term	1.3 yrs	N/A
Convertible Bonds	172,365	Liquidation Analysis	Discount Rate	10.50%	N/A
			Term	3.76 yrs	N/A
Corporate Bonds	225,162	Liquidation Analysis	Discount Rate	10.50%	N/A
			Term	3.76 yrs	N/A

*	The table above does not include Level 3 securities that are valued by pricing vendors or brokers. At March 31, 2018, the value of these securities for the AQR Diversified Arbitrage Fund and AQR Multi-Strategy Alternative Fund were $2,635,397 and $4,000,000, respectively. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 5. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of pricing vendor and/or broker due diligence, unchanged price review and consideration of macro or security specific events.
**	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

6. Derivative Instruments and Activities

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Fund’s financial position and financial performance for the period ended March 31, 2018 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE
Equity Risk Exposure:
AQR Alternative Risk Premia Fund	$272,403	$208,471	$—	$222,888	$181,425	$—	$613,139
AQR Diversified Arbitrage Fund	2,318,778	7,662,285	—	—	3,887,197	—	—
AQR Equity Market Neutral Fund	—	54,756,939	—	55,082	2,062,525	—	—
AQR Global Macro Fund	296,659	93,773	—	130,825	45,040	—	—
AQR Long-Short Equity Fund	2,328,324	196,351,505	—	89,425,917	16,670,044	—	—
AQR Managed Futures Strategy Fund	2,145,478	5,953,594	—	51,956,711	8,349,604	—	—
AQR Managed Futures Strategy HV Fund	190,196	649,540	—	5,506,959	928,113	—	—
AQR Multi-Strategy Alternative Fund	10,059,386	65,391,488	—	8,446,088	78,156,593	—	—
AQR Risk Parity Fund	87,047	199,966	—	2,746,247	65,321	—	—
AQR Risk Parity II HV Fund	26,571	43,211	—	780,393	15,363	—	—
AQR Risk Parity II MV Fund	25,026	40,786	—	773,161	18,605	—	—
AQR Style Premia Alternative Fund	40,490,227	316,597,579	—	2,621,935	12,895,819	—	—
AQR Style Premia Alternative LV Fund	1,868,209	15,318,036	—	117,282	461,996	—	—

Foreign Exchange Rate Risk Exposure:
AQR Alternative Risk Premia Fund	—	—	1,123,543	—	—	713,734	—
AQR Diversified Arbitrage Fund	—	—	43,266	—	—	5,649	—
AQR Equity Market Neutral Fund	—	—	828,490	—	—	642,706	—
AQR Global Macro Fund	—	—	425,425	—	—	339,244	—
AQR Long-Short Equity Fund	—	—	2,871,107	—	—	6,080,360	—
AQR Managed Futures Strategy Fund	—	—	101,056,511	—	—	113,834,742	—
AQR Managed Futures Strategy HV Fund	—	—	10,671,396	—	—	11,957,125	—
AQR Multi-Strategy Alternative Fund	—	—	33,442,062	—	—	26,521,810	—
AQR Risk Parity Fund	—	—	2,289,376	—	—	1,986,916	—
AQR Risk Parity II HV Fund	—	—	42,258	—	—	53,285	—
AQR Risk Parity II MV Fund	—	—	32,708	—	—	48,699	—
AQR Style Premia Alternative Fund	—	—	60,800,557	—	—	29,995,832	—
AQR Style Premia Alternative LV Fund	—	—	2,945,774	—	—	1,435,649	—

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE

Interest Rate Risk Exposure:
AQR Alternative Risk Premia Fund	$363,981	$—	$—	$604,593	$—	$—	$80,362
AQR Diversified Arbitrage Fund	—	346,788	—	195,638	—	—	—
AQR Global Macro Fund	141,193	1,423,554	—	249,053	1,472,284	—	—
AQR Managed Futures Strategy Fund	98,428,189	—	—	82,126,753	210,825	—	—
AQR Managed Futures Strategy HV Fund	9,618,067	—	—	8,752,037	—	—	—
AQR Multi-Strategy Alternative Fund	11,047,368	2,352,271	—	11,279,660	—	—	—
AQR Risk Parity Fund	3,157,612	1,330,111	—	—	1,273,099	—	—
AQR Risk Parity II HV Fund	854,408	—	—	—	—	—	—
AQR Risk Parity II MV Fund	849,926	—	—	—	—	—	—
AQR Style Premia Alternative Fund	40,901,645	—	—	45,045,036	—	—	—
AQR Style Premia Alternative LV Fund	2,013,618	—	—	2,139,530	—	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	—	—	823,701	—	—
AQR Multi-Strategy Alternative Fund	—	11,957,611	—	—	5,875,053	—	—
AQR Risk Parity Fund	—	12,767,931	—	—	255,419	—	—

Commodity Risk Exposure:
AQR Global Macro Fund	277,172	15,579	—	126,692	6,478	—	—
AQR Managed Futures Strategy Fund	157,059,262	69,820,395	—	43,321,694	79,229,553	—	—
AQR Managed Futures Strategy HV Fund	16,516,495	7,283,619	—	4,542,979	8,381,900	—	—
AQR Multi-Strategy Alternative Fund	16,465,178	5,995,155	—	3,977,246	8,330,906	—	—
AQR Risk-Balanced Commodities Strategy Fund	10,851,433	4,474,532	—	15,006,246	3,907,286	—	—
AQR Risk Parity Fund	4,900,851	2,513,971	—	3,629,504	2,292,474	—	—
AQR Risk Parity II HV Fund	1,001,265	533,202	—	758,765	476,217	—	—
AQR Risk Parity II MV Fund	865,138	492,495	—	621,418	474,366	—	—
AQR Style Premia Alternative Fund	54,395,029	3,857,273	—	9,735,336	10,276,355	—	—
AQR Style Premia Alternative LV Fund	2,724,963	153,293	—	619,150	491,650	—	—

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE

Netting:
AQR Alternative Risk Premia Fund	$(636,384)	$(181,425)	$(713,734)	$(636,384)	$(181,425)	$(713,734)	$—
AQR Diversified Arbitrage Fund	(195,638)	(4,710,898)	(5,649)	(195,638)	(4,710,898)	(5,649)	—
AQR Equity Market Neutral Fund	—	(2,062,525)	(642,706)	—	(2,062,525)	(642,706)	—
AQR Global Macro Fund	(506,570)	(1,523,802)	(339,244)	(506,570)	(1,523,802)	(339,244)	—
AQR Long-Short Equity Fund	(2,328,324)	(16,670,044)	(2,871,107)	(2,328,324)	(16,670,044)	(2,871,107)	—
AQR Managed Futures Strategy Fund	(177,405,158)	(75,773,989)	(101,056,511)	(177,405,158)	(75,773,989)	(101,056,511)	—
AQR Managed Futures Strategy HV Fund	(18,801,975)	(7,933,159)	(10,671,396)	(18,801,975)	(7,933,159)	(10,671,396)	—
AQR Multi-Strategy Alternative Fund	(23,702,994)	(85,696,525)	(26,521,810)	(23,702,994)	(85,696,525)	(26,521,810)	—
AQR Risk-Balanced Commodities Strategy Fund	(10,851,433)	(3,907,286)	—	(10,851,433)	(3,907,286)	—	—
AQR Risk Parity Fund	(6,375,751)	(3,886,313)	(1,986,916)	(6,375,751)	(3,886,313)	(1,986,916)	—
AQR Risk Parity II HV Fund	(1,539,158)	(491,580)	(42,258)	(1,539,158)	(491,580)	(42,258)	—
AQR Risk Parity II MV Fund	(1,394,579)	(492,971)	(32,708)	(1,394,579)	(492,971)	(32,708)	—
AQR Style Premia Alternative Fund	(57,402,307)	(23,172,174)	(29,995,832)	(57,402,307)	(23,172,174)	(29,995,832)	—
AQR Style Premia Alternative LV Fund	(2,875,962)	(953,646)	(1,435,649)	(2,875,962)	(953,646)	(1,435,649)	—

Net Value of Derivative Contracts:
AQR Alternative Risk Premia Fund	—	27,046	409,809	191,097	—	—	693,501
AQR Diversified Arbitrage Fund	2,123,140	3,298,175	37,617	—	—	—	—
AQR Equity Market Neutral Fund	—	52,694,414	185,784	55,082	—	—	—
AQR Global Macro Fund	208,454	9,104	86,181	—	—	—	—
AQR Long-Short Equity Fund	—	179,681,461	—	87,097,593	—	3,209,253	—
AQR Managed Futures Strategy Fund	80,227,771	—	—	—	12,015,993	12,778,231	—
AQR Managed Futures Strategy HV Fund	7,522,783	—	—	—	1,376,854	1,285,729	—
AQR Multi-Strategy Alternative Fund	13,868,938	—	6,920,252	—	6,666,027	—	—
AQR Risk-Balanced Commodities Strategy Fund	—	567,246	—	4,154,813	—	—	—
AQR Risk Parity Fund	1,769,759	12,925,666	302,460	—	—	—	—
AQR Risk Parity II HV Fund	343,086	84,833	—	—	—	11,027	—
AQR Risk Parity II MV Fund	345,511	40,310	—	—	—	15,991	—
AQR Style Premia Alternative Fund	78,384,594	297,282,678	30,804,725	—	—	—	—
AQR Style Premia Alternative LV Fund	3,730,828	14,517,683	1,510,125	—	—	—	—

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

7. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and nonconvertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

8. Interfund Lending

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow money from and lend money to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the Interfund Lending Program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.

A lending Fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must (i) repay all of its outstanding loans through the Interfund Lending Program, (ii) reduce its outstanding indebtedness to 10% or less of its total assets, or (iii) secure each of its outstanding borrowings through the Interfund Lending Program with collateral with a market value at least equal to 102% of the outstanding principal value of the loan.

The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending Program.

During the reporting period, the Funds did not utilize the Interfund Lending Program.

Notes to Schedules of Investments	March 31, 2018 (Unaudited)

9. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization, to modernize and enhance the reporting and disclosure of information by registered investment companies. The new rules will allow the SEC to more effectively collect and use data reported by funds, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review.

Compliance with, and adoption of, these rules will have no effect on the Funds’ net assets or results of operations. Management is continuing to evaluate the impact on the disclosure and presentation of the Funds’ financial statements.

10. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those noted above.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
May 25, 2018

BY: /S/ HEATHER BONNER
Heather Bonner
Principal Financial Officer
May 25, 2018